UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
6/30
Date of reporting period:
06/30/25
Item 1. Report to Stockholders.
(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JUCAX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$99	0.96%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class A Shares returned 6.33%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at NAV	6.33%	2.83%	2.15%
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%	1.30%	1.83%	1.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70656A 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JUCCX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$172	1.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class C Shares returned 5.70%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) at NAV	5.70%	2.12%	1.42%
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge	4.70%*	2.12%	1.42%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70657C 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JUCDX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$79	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class D Shares returned 6.67%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	6.67%	3.05%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70658D 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JUCIX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$76	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class I Shares returned 6.69%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	6.69%	3.09%	2.40%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70659I 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JUCNX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$66	0.64%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class N Shares returned 6.80%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	6.80%	3.15%	2.46%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70660N 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class R Shares:JUCRX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$142	1.38%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class R Shares returned 6.00%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	6.00%	2.40%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70661R 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JUCSX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$117	1.13%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class S Shares returned 6.27%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	6.27%	2.65%	1.95%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70662S 08-25

Janus Henderson Absolute Return Income Opportunities Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JUCTX
This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$89	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class T Shares returned 6.56%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	6.56%	2.95%	2.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70663T 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JRSAX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$95	0.89%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class A Shares returned 13.78%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV	13.78%	11.78%	10.16%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%	7.28%	10.48%	9.51%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70664A 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JRSCX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$174	1.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class C Shares returned 12.97%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV	12.97%	11.06%	9.44%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge	11.97%*	11.06%	9.44%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70665C 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JRSDX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$75	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class D Shares returned 13.94%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	13.94%	12.01%	10.38%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70666D 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JRSIX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$70	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class I Shares returned 14.03%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	14.03%	12.05%	10.43%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70667I 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JRSNX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$61	0.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class N Shares returned 14.08%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	14.08%	12.16%	10.55%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70668N 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JRSSX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$114	1.07%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class S Shares returned 13.67%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	13.67%	11.63%	10.02%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70669S 08-25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JRSTX
This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$87	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class T Shares returned 13.84%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	13.84%	11.91%	10.28%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective June 10, 2022, the Fund changed its investment strategy. The performance shown for periods prior to June 10, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70670T 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:HFAAX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$84	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class A Shares returned 6.66%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV	6.66%	(0.76)%	2.18%
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%	1.57%	(1.73)%	1.68%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70671A 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:HFACX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$159	1.54%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class C Shares returned 5.92%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV	5.92%	(1.47)%	1.44%
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge	4.92%*	(1.47)%	1.44%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70672C 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:HFADX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$70	0.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class D Shares returned 6.84%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	6.84%	(0.63)%	2.30%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70673D 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:HFAIX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$59	0.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class I Shares returned 6.96%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	6.96%	(0.54)%	2.43%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70674I 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:HFARX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$59	0.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class N Shares returned 6.83%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	6.83%	(0.53)%	2.44%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70675N 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:HFASX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$110	1.07%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class S Shares returned 6.28%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	6.28%	(1.01)%	1.98%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70676S 08-25

Janus Henderson Developed World Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:HFATX
This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$84	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class T Shares returned 6.70%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	6.70%	(0.77)%	2.20%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70677T 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JDFAX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$81	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class A Shares returned 6.31%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV	6.31%	(0.27)%	1.79%
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%	1.25%	(1.25)%	1.30%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70678A 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JFICX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$148	1.44%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class C Shares returned 5.62%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV	5.62%	(0.94)%	1.12%
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge	4.62%*	(0.94)%	1.12%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70679C 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JANFX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$56	0.54%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class D Shares returned 6.57%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	6.57%	(0.07)%	2.04%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70680D 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JFLEX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$49	0.47%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class I Shares returned 6.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	6.64%	0.02%	2.11%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70681I 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JDFNX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$43	0.42%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class N Shares returned 6.81%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	6.81%	0.05%	2.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70682N 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class R Shares:JDFRX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$119	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class R Shares returned 5.91%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	5.91%	(0.69)%	1.41%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70683R 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JADFX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$95	0.92%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class S Shares returned 6.17%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	6.17%	(0.45)%	1.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70684S 08-25

Janus Henderson Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JAFIX
This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$68	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class T Shares returned 6.44%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	6.44%	(0.19)%	1.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70685T 08-25

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JCAAX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$50	0.48%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class A Shares returned 10.09%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV	10.09%	4.07%	3.73%
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%	3.72%	2.85%	3.12%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70686A 08-25

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JCACX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$127	1.21%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class C Shares returned 9.30%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV	9.30%	3.34%	3.08%
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge	8.30%*	3.34%	3.08%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70687C 08-25

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JMSCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$27	0.26%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class D Shares returned 10.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	10.24%	4.29%	3.94%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70688D 08-25

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JCAIX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$27	0.26%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class I Shares returned 10.28%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	10.28%	4.31%	3.98%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70689I 08-25

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JCASX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$69	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class S Shares returned 9.81%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	9.81%	3.87%	3.54%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70690S 08-25

Janus Henderson Global Allocation Fund – Conservative
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JSPCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$36	0.34%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class T Shares returned 10.19%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	10.19%	4.20%	3.86%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Conservative Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70691T 08-25

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JGCAX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$50	0.47%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class A Shares returned 13.12%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV	13.12%	8.81%	6.32%
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%	6.64%	7.52%	5.69%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70692A 08-25

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JGCCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$127	1.20%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class C Shares returned 12.30%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV	12.30%	8.03%	5.61%
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge	11.30%*	8.03%	5.61%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70693C 08-25

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNSGX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$29	0.27%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class D Shares returned 13.42%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	13.42%	9.02%	6.51%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70694D 08-25

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JGCIX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$26	0.24%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class I Shares returned 13.38%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	13.38%	9.05%	6.56%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70695I 08-25

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JGCSX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$68	0.64%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class S Shares returned 12.94%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	12.94%	8.61%	6.13%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70696S 08-25

Janus Henderson Global Allocation Fund – Growth
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JSPGX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$38	0.36%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class T Shares returned 13.27%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	13.27%	8.93%	6.43%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Growth Allocation Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (80%) and the Bloomberg Global Aggregate Bond Index (20%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70697T 08-25

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JMOAX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$46	0.43%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class A Shares returned 11.69%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV	11.69%	6.49%	5.04%
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%	5.24%	5.24%	4.43%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70698A 08-25

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JMOCX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$126	1.20%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class C Shares returned 10.77%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV	10.77%	5.69%	4.33%
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge	9.77%*	5.69%	4.33%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70699C 08-25

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNSMX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$26	0.25%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class D Shares returned 11.88%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	11.88%	6.67%	5.23%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70700D 08-25

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JMOIX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$23	0.22%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class I Shares returned 11.92%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	11.92%	6.71%	5.28%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70701I 08-25

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JMOSX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$66	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class S Shares returned 11.38%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	11.38%	6.25%	4.85%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70702S 08-25

Janus Henderson Global Allocation Fund – Moderate
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JSPMX
This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$35	0.33%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class T Shares returned 11.74%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	11.74%	6.58%	5.16%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (60%) and the Bloomberg Global Aggregate Bond Index (40%).
Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70703T 08-25

Janus Henderson Government Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
American Cancer Society Support – Class D Shares:ACDXX
This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	$43	0.42%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	4.36%	2.48%	1.59%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.36% to 0.20%, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33%, for at least a one-year period through December 31, 2025.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70704D 08-25

Janus Henderson Government Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
American Cancer Society Support - Class I Shares:ACJXX
This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of December 9, 2024 (inception date) to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)*	$11	0.20%**
*	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
**	Annualized for periods of less than one full year.
Performance
AVERAGE ANNUAL TOTAL RETURN	Since Inception (12/9/24)
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	2.35%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20%, for at least a one-year period commencing on December 9, 2024.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-71271I 08-25

Janus Henderson Government Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
American Cancer Society Support - Class N Shares:ACOXX
This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of October 18, 2024 (inception date) to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)*	$14	0.20%**
*	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
**	Annualized for periods of less than one full year.
Performance
AVERAGE ANNUAL TOTAL RETURN	Since Inception (10/18/24)
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	3.01%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20%, for at least a one-year period through December 31, 2025.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-71272N 08-25

Janus Henderson Government Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
American Cancer Society Support – Class T Shares:ACTXX
This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	$52	0.51%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	4.26%	2.45%	1.57%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.38% to 0.28% of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46%, for at least a one-year period through December 31, 2025.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70705T 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JHYAX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$98	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class A Shares returned 9.31%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV	9.31%	4.79%	4.18%
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%	4.12%	3.77%	3.67%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70706A 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JDHCX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$173	1.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class C Shares returned 8.53%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV	8.53%	4.06%	3.46%
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge	7.53%*	4.06%	3.46%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70707C 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNHYX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$79	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class D Shares returned 9.51%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	9.51%	5.00%	4.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70708D 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JHYFX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$76	0.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class I Shares returned 9.53%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	9.53%	5.03%	4.44%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70709I 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JHYNX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$66	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class N Shares returned 9.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	9.64%	5.14%	4.54%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70710N 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class R Shares:JHYRX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$143	1.37%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class R Shares returned 8.85%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	8.85%	4.35%	3.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70711R 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JDHYX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$117	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class S Shares returned 9.10%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	9.10%	4.62%	4.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70712S 08-25

Janus Henderson High-Yield Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JAHYX
This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$91	0.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class T Shares returned 9.38%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	9.38%	4.89%	4.29%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70713T 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:HDAVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class A Shares/HDAVX)	$128	1.17%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class A Shares returned 18.78%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at NAV	18.78%	12.69%	7.96%
Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%	11.94%	11.37%	7.41%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70731A 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:HDCVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class C Shares/HDCVX)	$205	1.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class C Shares returned 17.89%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class C Shares/HDCVX) at NAV	17.89%	11.89%	7.15%
Janus Henderson International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge	16.89%*	11.89%	7.15%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70732C 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:HDDVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund , formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	$106	0.97%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class D Shares returned 19.00%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	19.00%	12.89%	8.13%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70733D 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:HDIVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	$103	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class I Shares returned 19.05%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	19.05%	12.96%	8.21%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70734I 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:HDRVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	$92	0.84%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class N Shares returned 19.12%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	19.12%	13.03%	8.24%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70735N 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:HDQVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	$124	1.13%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class S Shares returned 18.83%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	18.83%	12.88%	8.01%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70736S 08-25

Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:HDTVX
This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	$119	1.09%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class T Shares returned 18.89%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	18.89%	12.76%	8.02%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for periods prior to June 5, 2017 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See the Fund’s prospectus for further details.
The Fund changed its investment strategy on October 28, 2022, and again changed its investment strategy on June 24, 2025. Performance prior to June 24, 2025, reflects the Fund's former investment strategies, and its performance may have differed if the Fund's current investment strategy had been in place.
Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70737T 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JDPAX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$125	1.20%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class A Shares returned 7.65%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV	7.65%	11.63%	7.58%
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%	1.43%	10.32%	6.95%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70714A 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JMVCX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$194	1.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class C Shares returned 7.01%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV	7.01%	10.90%	6.93%
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge	6.03%*	10.90%	6.93%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70715C 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNMCX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$98	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class D Shares returned 7.98%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	7.98%	11.95%	7.90%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70716D 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JMVAX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$95	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class I Shares returned 7.99%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	7.99%	11.99%	7.93%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70717I 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JDPNX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$84	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class N Shares returned 8.09%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	8.09%	12.10%	8.05%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70718N 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class R Shares:JDPRX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$163	1.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class R Shares returned 7.25%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	7.25%	11.25%	7.24%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70719R 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JMVIX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$137	1.32%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class S Shares returned 7.56%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	7.56%	11.55%	7.51%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70720S 08-25

Janus Henderson Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JMCVX
This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$109	1.05%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class T Shares returned 7.84%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	7.84%	11.83%	7.79%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70721T 08-25

Janus Henderson Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNMXX
This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$45	0.44%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	4.40%	2.52%	1.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$1,279M
Number of portfolio holdings	78
Total investment advisory fee paid	$2.4M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.9
Commercial Paper	29.3
Variable Rate Demand Notes	14.3
U.S. Government Agency Notes	10.0
Certificates of Deposit	5.9
Time Deposits	1.6
Other	(0.0)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.36% to 0.18% of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70722D 08-25

Janus Henderson Money Market Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JAMXX
This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$52	0.51%
Performance
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	4.32%	2.49%	1.62%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$1,279M
Number of portfolio holdings	78
Total investment advisory fee paid	$2.4M
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.9
Commercial Paper	29.3
Variable Rate Demand Notes	14.3
U.S. Government Agency Notes	10.0
Certificates of Deposit	5.9
Time Deposits	1.6
Other	(0.0)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.38% to 0.28% of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70723T 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JMUAX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$91	0.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class A Shares returned 9.03%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV	9.03%	3.85%	3.99%
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%	3.90%	2.85%	3.49%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70724A 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JMUCX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$168	1.61%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class C Shares returned 8.35%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV	8.35%	3.11%	3.24%
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge	7.35%*	3.11%	3.24%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70725C 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JMUDX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$72	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class D Shares returned 9.34%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	9.34%	4.05%	4.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70726D 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JMUIX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$68	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class I Shares returned 9.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	9.26%	4.07%	4.24%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70727I 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JMTNX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$59	0.56%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class N Shares returned 9.49%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	9.49%	4.21%	4.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70728N 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JMUSX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$117	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class S Shares returned 8.76%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	8.76%	3.67%	3.91%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70729S 08-25

Janus Henderson Multi-Sector Income Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JMUTX
This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$84	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class T Shares returned 9.10%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	9.10%	3.94%	4.07%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70730T 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JSHAX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$72	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class A Shares returned 6.73%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV	6.73%	1.95%	1.90%
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%	4.18%	1.43%	1.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70738A 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JSHCX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$147	1.43%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class C Shares returned 5.60%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV	5.60%	1.27%	1.18%
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge	4.60%*	1.27%	1.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70739C 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNSTX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$54	0.52%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class D Shares returned 6.93%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	6.93%	2.13%	2.07%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70740D 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JSHIX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$46	0.45%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class I Shares returned 6.63%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	6.63%	2.18%	2.09%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70741I 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JSHNX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$40	0.39%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class N Shares returned 7.07%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	7.07%	2.18%	2.13%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70742N 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JSHSX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$91	0.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class S Shares returned 6.18%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	6.18%	1.76%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70743S 08-25

Janus Henderson Short Duration Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JASBX
This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$65	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class T Shares returned 6.81%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	6.81%	2.01%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70744T 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JDSAX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$143	1.44%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class A Shares returned (1.37)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV	(1.37)%	9.08%	5.52%
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%	(7.06)%	7.80%	4.89%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70745A 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JCSCX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$200	2.02%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class C Shares returned (1.94)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV	(1.94)%	8.39%	4.89%
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge	(2.82)%*	8.39%	4.89%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70746C 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JNPSX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$111	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class D Shares returned (1.04)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	(1.04)%	9.40%	5.84%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70747D 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JSCOX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$110	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class I Shares returned (1.05)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	(1.05)%	9.41%	5.86%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70748I 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class L Shares:JSIVX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$99	0.99%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class L Shares returned (0.93)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	(0.93)%	9.55%	5.98%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70749L 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JDSNX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$98	0.98%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class N Shares returned (0.92)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	(0.92)%	9.55%	6.00%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70750N 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class R Shares:JDSRX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$172	1.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class R Shares returned (1.68)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	(1.68)%	8.73%	5.20%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70751R 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JISCX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$147	1.48%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class S Shares returned (1.45)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	(1.45)%	9.01%	5.46%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70752S 08-25

Janus Henderson Small Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JSCVX
This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$121	1.22%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class T Shares returned (1.17)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	(1.17)%	9.29%	5.74%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70753T 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class A Shares:JVSAX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$132	1.32%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class A Shares returned 0.18%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV	0.18%	10.34%	7.26%
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%	(5.58)%	9.04%	6.63%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70754A 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class C Shares:JVSCX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$202	2.03%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class C Shares returned (0.57)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV	(0.57)%	9.54%	6.44%
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge	(1.50)%*	9.54%	6.44%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70755C 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class D Shares:JSVDX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$106	1.06%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class D Shares returned 0.41%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	0.41%	10.59%	7.49%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70756D 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class I Shares:JVSIX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$105	1.05%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class I Shares returned 0.44%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	0.44%	10.62%	7.52%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70757I 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class N Shares:JVSNX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$94	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class N Shares returned 0.59%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
August 4, 2017, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	0.59%	10.74%	6.80%
Russell 3000® Index	15.30%	15.96%	13.59%
Russell 2500™ Value Index	10.47%	13.96%	7.48%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70758N 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class S Shares:JSVSX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$124	1.24%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class S Shares returned 0.26%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	0.26%	10.31%	7.24%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70759S 08-25

Janus Henderson Small-Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
June 30, 2025
Class T Shares:JSVTX
This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$118	1.18%
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class T Shares returned 0.30%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.
Total return based on a $10,000 investment
June 30, 2015, through June 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	0.30%	10.49%	7.38%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.
Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70760T 08-25

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer (the ("code of ethics").

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the following members of the Board's Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Gary A. Poliner, Diane L. Wallace, Cheryl D. Alston, and Dominic Jansenns who are each "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

Janus Investment Fund (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company, offers 35 funds which include multiple series of shares with differing investment objectives and policies. The funds comprising the Trust have differing fiscal year ends (June 30 and September 30). This Form N-CSR relates to funds with June 30 fiscal year ends (the "Funds").

(a)  Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $897,689 in the fiscal year ended 2025 and $871,540 in the fiscal year ended 2024.

(b)  Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(c)  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $173,653 in the fiscal year ended 2025 and $178,844 in the fiscal year ended 2024.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $173,653 in the fiscal year ended 2025 and $178,844 in the fiscal year ended 2024.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Absolute Return Income Opportunities Fund
Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025

	Principal or Notional Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 25.6%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$153,930		$155,923
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32ž	186,014		186,507
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 5.8052%, 12/26/31ž,‡	324,386		325,742
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	457,000		443,749
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9017%, 8/15/39ž,‡	509,628		510,463
BX Commercial Mortgage Trust 2025-ROIC D, CME Term SOFR 1 Month + 1.9926%, 6.3044%, 3/15/30ž,‡	500,000		492,242
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	300,000		300,270
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.8552%, 10/25/41ž,‡	106,263		106,527
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 11/25/41ž,‡	546,607		550,361
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 12/25/41ž,‡	60,483		60,483
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2052%, 4/25/42ž,‡	23,294		23,394
Connecticut Avenue Securities Trust 2022-R08 1M1, US 30 Day Average SOFR + 2.5500%, 6.8552%, 7/25/42ž,‡	52,973		54,174
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6062%, 5/25/43ž,‡	134,406		137,220
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/27/43ž,‡	102,562		103,172
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 5.4052%, 2/25/44ž,‡	30,433		30,422
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 6.2562%, 3/25/44ž,‡	804,000		810,932
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 5/25/44ž,‡	203,137		204,127
Connecticut Avenue Securities Trust 2024-R05 2M2, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/25/44ž,‡	133,361		133,819
Connecticut Avenue Securities Trust 2025-R01 1B1, US 30 Day Average SOFR + 1.7000%, 6.0062%, 1/25/45ž,‡	172,795		172,685
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.8062%, 1/25/45ž,‡	500,000		500,218
Connecticut Avenue Securities Trust 2025-R02 1M2, US 30 Day Average SOFR + 1.6000%, 5.9062%, 2/27/45ž,‡	59,000		59,129
Connecticut Avenue Securities Trust 2025-R03 2M2, US 30 Day Average SOFR + 2.2500%, 6.5552%, 3/27/45ž,‡	57,000		57,928
Connecticut Avenue Securities Trust 2025-R04 1M2, US 30 Day Average SOFR + 1.5000%, 5.8052%, 5/25/45ž,‡	112,200		112,313
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.2052%, 5/11/45‡	459,989	AUD	303,447
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 5.9552%, 5/11/45‡	690,000	AUD	455,970
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	120,625		115,856
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	48,250		44,586
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.1552%, 11/25/41ž,‡	9,382		9,358
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 6.4552%, 9/25/42ž,‡	37,887		38,212
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6052%, 8/25/42ž,‡	81,986		83,499
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4062%, 4/27/43ž,‡	39,185		39,809
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 5/25/43ž,‡	76,317		77,128
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025
	Principal or Notional Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 6/25/43ž,‡	$187,957		$189,117
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1552%, 11/25/43ž,‡	60,389		60,881
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.6552%, 2/25/44ž,‡	87,006		87,489
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.7552%, 10/25/44ž,‡	385,462		385,996
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 5.5552%, 3/25/44ž,‡	41,043		41,136
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.1052%, 8/25/44ž,‡	255,000		255,496
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M2, US 30 Day Average SOFR + 1.5000%, 5.8052%, 5/25/45ž,‡	175,912		176,248
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 2/27/45ž,‡	93,136		92,926
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	125,000		115,875
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	250,000		251,236
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 4.8725%, 5/25/32‡	277,592	AUD	183,074
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 4.9710%, 9/17/30‡	374,778	AUD	247,436
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.1350%, 6/14/32‡	245,234	AUD	161,969
Now Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 4.8850%, 2/14/34‡	454,002	AUD	298,747
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9531%, 3/15/41ž,‡	600,000		600,382
Plenti PL-Green ABS Trust 2025-1 D, 30 Day Australian Bank Bill Rate + 1.8000%, 5.5550%, 11/11/36‡	500,000	AUD	328,999
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	268,650		272,987
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	227,855		226,182
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46ž	152,017		152,009
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	507,289		506,555
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,792		61,699
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	146,745		148,371
The Huntington National Bank 2024-2 C, US 30 Day Average SOFR + 2.6000%, 6.9019%, 10/20/32ž,‡	267,621		268,459
The Huntington National Bank 2025-1 C, US 30 Day Average SOFR + 2.2500%, 6.5519%, 3/21/33ž,‡	224,185		224,183
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 7.0197%, 5/17/34ž,‡	330,000	GBP	453,780
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		402,896
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $12,795,891)			12,893,793
Corporate Bonds – 71.3%
Banking – 14.6%
Australia & New Zealand Banking Group Ltd, 90 Day Australian Bank Bill Rate + 1.5200%, 5.5450%, 1/15/35‡	1,500,000	AUD	1,011,791
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 6.5137%, 9/16/31‡	200,000	AUD	130,621
Capital One Financial Corp, 3.7500%, 7/28/26	510,000		505,006
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 5.1143%, 8/20/31‡	1,500,000	AUD	988,725
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 5.3875%, 3/6/30‡	130,000	AUD	86,039
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.6637%, 6/17/31‡	1,700,000	AUD	1,120,432
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 6.0653%, 3/1/34‡	290,000	AUD	192,255
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025
	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 5.8276%, 11/18/31‡	2,300,000	AUD	$1,528,849
Newcastle Greater Mutual Group Ltd, 90 Day Australian Bank Bill Rate + 1.2500%, 5.2022%, 1/21/30‡	240,000	AUD	157,479
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 5.7283%, 6/21/27‡	370,000	AUD	245,332
UBS AG/Stamford CT, 7.5000%, 7/15/25	$250,000		250,231
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 6.0077%, 4/3/34‡	1,200,000	AUD	799,034
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.5200%, 5.3510%, 2/12/35‡	500,000	AUD	334,365
			7,350,159
Basic Industry – 1.1%
Glencore Funding LLC, 4.9070%, 4/1/28ž	153,000		154,558
Novelis Corp, 3.2500%, 11/15/26ž	431,000		424,093
			578,651
Brokerage – 4.0%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	500,000		505,940
Jane Street Group / JSG Finance Inc, 4.5000%, 11/15/29ž	58,000		56,265
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		254,682
LPL Holdings Inc, 4.6250%, 11/15/27ž	670,000		668,189
LPL Holdings Inc, 4.9000%, 4/3/28	45,000		45,342
Marex Group PLC, 5.8290%, 5/8/28	464,000		470,012
			2,000,430
Capital Goods – 8.2%
Ashtead Capital Inc, 1.5000%, 8/12/26ž	625,000		604,669
Boeing Co/The, 2.1960%, 2/4/26	540,000		531,572
Boeing Co/The, 6.2590%, 5/1/27	250,000		257,204
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	535,458
CNH Industrial Capital Australia Pty Ltd, 4.7000%, 6/20/28	400,000	AUD	263,105
ESAB Corp, 6.2500%, 4/15/29ž	250,000		255,965
Holcim Finance US LLC, 4.6000%, 4/7/27ž	134,000		134,542
Holcim Finance US LLC, 4.7000%, 4/7/28ž	112,000		113,017
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		955,492
Trinity Industries Inc, 7.7500%, 7/15/28ž	477,000		496,813
			4,147,837
Consumer Cyclical – 9.5%
Allison Transmission Inc, 4.7500%, 10/1/27ž	187,000		185,273
Ford Motor Credit Co LLC, 5.9180%, 3/20/28	200,000		202,030
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		377,958
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		519,276
General Motors Co, 5.3500%, 4/15/28	535,000		543,133
General Motors Financial Co Inc, 1.5500%, 9/2/25	40,000	AUD	26,196
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	151,222
General Motors Financial Co Inc, 5.0000%, 7/15/27	57,000		57,349
KB Home, 6.8750%, 6/15/27	123,000		126,335
LGI Homes Inc, 8.7500%, 12/15/28ž	115,000		119,547
Live Nation Entertainment Inc, 6.5000%, 5/15/27ž	188,000		190,771
Royal Caribbean Cruises Ltd, 5.5000%, 8/31/26ž	256,000		256,906
Taylor Morrison Communities Inc, 5.7500%, 1/15/28ž	126,000		127,891
VICI Properties LP, 4.7500%, 4/1/28	350,000		352,863
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		149,587
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,416,499
			4,802,836
Consumer Non-Cyclical – 3.7%
Solventum Corp, 5.4000%, 3/1/29	275,000		283,186
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	275,000		269,658
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025
	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	$490,000		$508,867
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		796,500
			1,858,211
Electric – 3.5%
Algonquin Power & Utilities Corp, 5.3650%, 6/15/26Ç	165,000		165,878
Calpine Corp, 4.5000%, 2/15/28ž	267,000		264,836
Calpine Corp, 5.1250%, 3/15/28ž	185,000		184,793
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		622,410
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		524,858
			1,762,775
Energy – 3.2%
Cheniere Energy Inc, 4.6250%, 10/15/28	375,000		374,482
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		126,524
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	344,000		349,128
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	383,000		380,313
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		91,528
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		271,226
			1,593,201
Finance Companies – 8.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.5000%, 7/15/25	275,000		275,175
Avanti Finance Ltd, 90 Day Australian Bank Bill Rate + 4.8500%, 8.5638%, 9/14/28‡	400,000	AUD	265,402
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		193,573
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		281,972
Blue Owl Credit Income Corp, 6.5000%, 10/23/27	728,000	AUD	487,607
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		16,114
Judo Bank Pty Ltd, 90 Day Australian Bank Bill Rate + 3.3500%, 7.6829%, 10/23/34‡	240,000	AUD	160,350
Macquarie Airfinance Holdings Ltd, 5.2000%, 3/27/28ž	250,000		252,786
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29ž	260,000		271,955
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	260,000		259,825
MSD Investment Corp, 6.2500%, 5/31/30ž	401,000		396,644
OneMain Finance Corp, 7.1250%, 3/15/26	195,000		197,886
OneMain Finance Corp, 3.5000%, 1/15/27	321,000		314,262
Rocket Cos Inc, 6.1250%, 8/1/30ž	242,000		246,605
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	815,000		794,845
			4,415,001
Financial Institutions – 3.8%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	500,000		506,274
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	250,000		252,640
GGAM Finance Ltd, 7.7500%, 5/15/26ž	300,000		303,074
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		275,007
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 7.9137%, 3/16/28‡	800,000	AUD	552,809
			1,889,804
Government Sponsored – 0.6%
Permanent TSB Group Holdings PLC, EURIBOR ICE SWAP Rate + 3.5000%, 6.6250%, 7/2/29‡	230,000	EUR	297,924
Industrial – 1.4%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	719,210
Insurance – 1.8%
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 6.0050%, 6/1/37‡	850,000	AUD	565,574
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 6.3550%, 12/1/38‡	500,000	AUD	336,527
			902,101
Professional Services – 1.0%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	526,000		508,311
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025
	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 2.6%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	$1,327,256
Technology – 2.4%
Gartner Inc, 4.5000%, 7/1/28ž	$280,000		277,081
Gartner Inc, 3.6250%, 6/15/29ž	117,000		111,240
MSCI Inc, 4.0000%, 11/15/29ž	615,000		595,126
SK Hynix Inc, 5.5000%, 1/16/27ž	235,000		237,955
			1,221,402
Transportation – 1.1%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	133,333		133,027
Delta Air Lines Inc, 4.9500%, 7/10/28	71,000		71,406
Delta Air Lines Inc / SkyMiles IP Ltd, 4.7500%, 10/20/28ž	324,000		324,668
			529,101
Total Corporate Bonds (cost $35,918,949)			35,904,210
Commercial Paper – 3.2%
Energy Transfer LP, 0%, 7/1/25±,◊	250,000		249,969
Global Payments Inc, 0%, 7/1/25◊	1,350,000		1,349,816
Total Commercial Paper (cost $1,599,785)			1,599,785
OTC Purchased Credit Default Swaptions – Puts – Buy Protection – 0% Counterparty/Reference Asset
Citibank, National Association:
CDX.NA.44, Credit Default Swap, maturing 6/20/30, fixed rate 1.0000%, payment frequency: Quarterly, Notional amount $10,200,000, premiums paid $20,604, unrealized depreciation $(8,163), exercise price $65.00, expires 10/15/25*	10,200,000		12,441
Total Investments (total cost $50,335,229) – 100.1%			50,410,229
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%			(75,341)
Net Assets – 100%			$50,334,888

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$30,626,007	60.8%
Australia	13,103,372	26.0
United Kingdom	2,399,066	4.8
Germany	1,416,499	2.8
Ireland	1,167,294	2.3
Israel	778,525	1.5
New Zealand	265,402	0.5
Switzerland	250,231	0.5
South Korea	237,955	0.5
Canada	165,878	0.3
Total	$50,410,229	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson AAA CLO
	$1,277,088	$-	$(1,267,851)	$28,071	$(37,308)	$-	-	$13,594

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	7/11/25	(22,151,000)	$13,240,871	$(1,337,386)
JPMorgan Chase Bank, National Association:
Australian Dollar	7/11/25	190,000	(121,897)	3,148
British Pound	7/11/25	(1,541,000)	1,971,541	(143,422)
Euro	7/11/25	(286,000)	314,889	(22,197)
New Zealand Dollar	7/11/25	(140,000)	77,894	(7,436)
				(169,907)
Morgan Stanley & Co. International PLC:
Australian Dollar	7/11/25	1,636,000	(1,055,786)	20,916
Australian Dollar	7/11/25	(270,000)	174,745	(2,951)
				17,965
UBS:
Australian Dollar	7/11/25	(500,000)	322,507	(6,558)
Total				$(1,495,886)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2-Year Canadian Bond	16	9/29/25	$1,241,657	$1,729
Euro-Schatz	39	9/10/25	4,926,446	(6,233)
Total - Futures Long				(4,504)
Futures Short:
2 Year US Treasury Note	21	10/3/25	(4,368,492)	(9,826)
3-Year Australian Bond	38	9/15/25	(2,693,951)	(10,209)
5 Year US Treasury Note	15	10/3/25	(1,635,000)	(15,971)
Total - Futures Short				(36,006)
Total				$(40,510)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.615% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$9,969	$9,969
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	9,529	9,529
NDBB3M	5.44% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	18,252	18,252
NDBB3M	5.51% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	9,494	9,494
NDBB3M	5.12% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	-	21,921	21,921
NDBB3M	3.56% Fixed Rate	Quarterly	10/21/26	1,735,000	NZD	-	5,678	5,678
NDBB3M	3.45% Fixed Rate	Quarterly	2/17/27	2,350,000	NZD	-	19,137	19,137
Total						$-	$93,980	$93,980

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
Citibank, National Association:
CDX.NA.44	Credit Default Swap, S&P Credit Rating: NR, maturing 06/20/2030, fixed rate 1%, payment frequency: Quarterly	75.00	USD	10/15/25	$5,100,000	$(9,384)	$5,289	$(4,095)
Total OTC Written Credit Default Swaptions						$(9,384)	$5,289	$(4,095)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Purchased swaption contracts, at value	$12,441	$	$-	$12,441
Forward foreign currency exchange contracts	-	24,064	-	$24,064
*Futures contracts	-	1,729	-	$1,729
*Swaps - centrally cleared	-	-	93,980	$93,980
Total Asset Derivatives	$12,441	$25,793	$93,980	$132,214
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$1,519,950	$-	$1,519,950
Swaptions written, at value	4,095		-	$4,095
*Futures contracts	-	42,239	-	$42,239
Total Liability Derivatives	$4,095	$1,562,189	$-	$1,566,284

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Purchased options contracts	$-	$-	$349	$349
Futures contracts	-	-	30,952	$30,952
Forward foreign currency exchange contracts	-	769,612	-	$769,612
Swap contracts	(18,439)	-	(5,450)	$(23,889)
Written options contracts	-	-	8,470	$8,470
Total	$(18,439)	$769,612	$34,321	$785,494

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Purchased swaption contracts	$(8,163)	$-	$-	$(8,163)
Futures contracts	-	-	(62,569)	$(62,569)
Forward foreign currency exchange contracts	-	(1,117,568)	-	$(1,117,568)
Swap contracts	-	-	59,409	$59,409
Written swaption contracts	5,289	-	-	$5,289
Total	$(2,874)	$(1,117,568)	$(3,160)	$(1,123,602)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2025
Credit default swaps:
Average notional amount - buy protection	$212,308
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	900,814
Average amounts sold - in USD	16,784,230
Futures contracts:
Average notional amount of contracts - long	15,891,107
Average notional amount of contracts - short	14,762,232
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	12,865,962
Average notional amount - receive fixed rate/pay floating rate	9,227,185
Swaptions:
Average value of swaption contracts purchased	957
Average value of swaption contracts written	315
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments
June 30, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Citibank, National Association	$12,441	$(4,095)	$—	$8,346
JPMorgan Chase Bank, National Association	3,148	(3,148)	—	—
Morgan Stanley & Co. International PLC	20,916	(2,951)	—	17,965
Total	$36,505	$(10,194)	$—	$26,311

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$1,337,386	$—	$—	$1,337,386
Citibank, National Association	4,095	(4,095)	—	—
JPMorgan Chase Bank, National Association	173,055	(3,148)	—	169,907
Morgan Stanley & Co. International PLC	2,951	(2,951)	—	—
UBS	6,558	—	—	6,558
Total	$1,524,045	$(10,194)	$—	$1,513,851

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$23,859,317, which represents 47.4% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the year ended June 30, 2025 is
$249,969, which represents 0.5% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
10 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$12,893,793	$-
Corporate Bonds	-	35,904,210	-
Commercial Paper	-	1,599,785	-
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	-	12,441	-
Total Investments in Securities	$-	$50,410,229	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	24,064	-
Futures Contracts	1,729	-	-
Centrally Cleared Swaps	-	93,980	-
Total Assets	$1,729	$50,528,273	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,519,950	$-
Futures Contracts	42,239	-	-
OTC Swaptions Written, at Value	-	4,095	-
Total Liabilities	$42,239	$1,524,045	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 11

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Investments, at value (cost $50,314,625)	$50,397,788
Purchased swaptions, at value (premiums paid $20,604)	12,441
Cash	542,655
Deposits with brokers for centrally cleared derivatives	18,866
Deposits with brokers for futures	290,000
Forward foreign currency exchange contracts	24,064
Cash denominated in foreign currency (cost $313,519)	313,519
Variation margin receivable on futures contracts	3,038
Trustees' deferred compensation	1,433
Receivables:
Interest	498,859
Investments sold	366,176
Fund shares sold	69,409
Due from adviser	34,005
Other assets	152
Total Assets	52,572,405
Liabilities:
Forward foreign currency exchange contracts	1,519,950
Swaptions written, at value (premiums received $9,384)	4,095
Variation margin payable on futures contracts	3,141
Variation margin payable on centrally cleared swaps	624
Payables:
Investments purchased	363,000
Professional fees	114,879
Fund shares repurchased	62,318
Advisory fees	27,033
Dividends	11,955
Transfer agent fees and expenses	6,867
12b-1 Distribution and shareholder servicing fees	3,634
Custodian fees	1,459
Trustees' deferred compensation fees	1,433
Trustees' fees and expenses	243
Affiliated fund administration fees payable	102
Accrued expenses and other payables	116,784
Total Liabilities	2,237,517
Commitments and contingent liabilities (Note 4)
Net Assets	$50,334,888
See footnotes at the end of the Statement.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$230,174,076
Total distributable earnings (loss)	(179,839,188)
Total Net Assets	$50,334,888
Net Assets - Class A Shares	$9,259,365
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,029,954
Net Asset Value Per Share(1)	$8.99
Maximum Offering Price Per Share(2)	$9.44
Net Assets - Class C Shares	$1,614,310
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	179,691
Net Asset Value Per Share(1)	$8.98
Net Assets - Class D Shares	$19,075,548
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,121,299
Net Asset Value Per Share	$8.99
Net Assets - Class I Shares	$13,170,483
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,465,492
Net Asset Value Per Share	$8.99
Net Assets - Class N Shares	$470,017
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,297
Net Asset Value Per Share	$8.99
Net Assets - Class R Shares	$353,048
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,247
Net Asset Value Per Share	$9.00
Net Assets - Class S Shares	$359,682
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,987
Net Asset Value Per Share	$8.99
Net Assets - Class T Shares	$6,032,435
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	671,534
Net Asset Value Per Share	$8.98

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$2,828,094
Dividends from affiliates	13,594
Other income	32,313
Total Investment Income	2,874,001
Expenses:
Advisory fees	331,610
12b-1 Distribution and shareholder servicing fees:
Class A Shares	21,449
Class C Shares	25,263
Class R Shares	1,790
Class S Shares	853
Transfer agent administrative fees and expenses:
Class D Shares	19,505
Class R Shares	897
Class S Shares	854
Class T Shares	15,888
Transfer agent networking and omnibus fees:
Class A Shares	6,593
Class C Shares	1,824
Class I Shares	15,047
Other transfer agent fees and expenses:
Class A Shares	617
Class C Shares	172
Class D Shares	3,188
Class I Shares	753
Class N Shares	37
Class R Shares	15
Class S Shares	11
Class T Shares	212
Registration fees	124,542
Non-affiliated fund administration fees	95,799
Professional fees	82,747
Pricing valuation fees	61,948
Custodian fees	11,005
Shareholder reports expense	8,153
Affiliated fund administration fees	1,642
Trustees' fees and expenses	958
Other expenses	21,599
Total Expenses	854,971
Less: Excess Expense Reimbursement and Waivers	(420,131)
Net Expenses	434,840
Net Investment Income/(Loss)	2,439,161
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Statement of Operations
For the year ended June 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$28,512
Investments in affiliates	28,071
Purchased options contracts	349
Forward foreign currency exchange contracts	769,612
Futures contracts	30,952
Swap contracts	(23,889)
Written options contracts	8,470
Total Net Realized Gain/(Loss) on Investments	842,077
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	1,116,904
Investments in affiliates	(37,308)
Purchased swaption contracts	(8,163)
Forward foreign currency exchange contracts	(1,117,568)
Futures contracts	(62,569)
Swap contracts	59,409
Written swaption contracts	5,289
Total Change in Unrealized Net Appreciation/Depreciation	(44,006)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,237,232
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Absolute Return Income Opportunities Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$2,439,161	$2,360,049
Net realized gain/(loss) on investments	842,077	(965,388)
Change in unrealized net appreciation/depreciation	(44,006)	2,010,304
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,237,232	3,404,965
Dividends and Distributions to Shareholders:
Class A Shares	(292,427)	(365,026)
Class C Shares	(69,429)	(128,655)
Class D Shares	(638,223)	(780,757)
Class I Shares	(522,817)	(734,973)
Class N Shares	(19,495)	(28,045)
Class R Shares	(10,650)	(15,103)
Class S Shares	(11,026)	(13,493)
Class T Shares	(222,030)	(266,008)
Total Dividends and Distributions to Shareholders	(1,786,097)	(2,332,060)
Return of Capital on Dividends and Distributions:
Class A Shares	(112,192)	—
Class C Shares	(34,258)	—
Class D Shares	(231,094)	—
Class I Shares	(189,051)	—
Class N Shares	(6,862)	—
Class R Shares	(4,681)	—
Class S Shares	(4,460)	—
Class T Shares	(82,918)	—
Total Return of Capital on Dividends and Distributions	(665,516)	—
Net Decrease from Dividends and Distributions to Shareholders	(2,451,613)	(2,332,060)
Capital Share Transactions:
Class A Shares	661,980	(802,082)
Class C Shares	(1,740,558)	(1,027,048)
Class D Shares	847,615	(296,888)
Class I Shares	(2,264,948)	(4,039,858)
Class N Shares	(82,727)	(231,751)
Class R Shares	(17,599)	(71,516)
Class S Shares	39,336	(9,347)
Class T Shares	(298,346)	(245,891)
Net Increase/(Decrease) from Capital Share Transactions	(2,855,247)	(6,724,381)
Net Increase/(Decrease) in Net Assets	(2,069,628)	(5,651,476)
Net Assets:
Beginning of period	52,404,516	58,055,992
End of period	$50,334,888	$52,404,516
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.56	$9.02	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.37	0.23	0.09	0.10
Net realized and unrealized gain/(loss)	0.13	0.17	0.14	(0.44)	0.02
Total from Investment Operations	0.55	0.54	0.37	(0.35)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.37)	(0.24)	(0.11)	(0.11)
Return of capital	(0.11)	—	—	—	—
Total Dividends and Distributions	(0.42)	(0.37)	(0.24)	(0.11)	(0.11)
Net Asset Value, End of Period	$8.99	$8.86	$8.69	$8.56	$9.02
Total Return*	6.33%	6.28%	4.39%	(3.86)%	1.38%
Net Assets, End of Period (in thousands)	$9,259	$8,471	$9,102	$9,312	$15,300
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.77%	1.63%	1.51%	1.35%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.95%	0.96%	0.95%	0.95%
Ratio of Net Investment Income/(Loss)	4.68%	4.21%	2.68%	1.06%	1.16%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.85	$8.68	$8.56	$9.01	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.30	0.16	0.03	0.04
Net realized and unrealized gain/(loss)	0.13	0.17	0.14	(0.43)	0.01
Total from Investment Operations	0.49	0.47	0.30	(0.40)	0.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.30)	(0.18)	(0.05)	(0.05)
Return of capital	(0.10)	—	—	—	—
Total Dividends and Distributions	(0.36)	(0.30)	(0.18)	(0.05)	(0.05)
Net Asset Value, End of Period	$8.98	$8.85	$8.68	$8.56	$9.01
Total Return*	5.59%	5.50%	3.55%	(4.48)%	0.56%
Net Assets, End of Period (in thousands)	$1,614	$3,312	$4,264	$7,870	$8,407
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.53%	2.41%	2.19%	2.12%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.69%	1.64%	1.70%	1.64%
Ratio of Net Investment Income/(Loss)	3.96%	3.45%	1.89%	0.32%	0.48%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.57	$9.02	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.39	0.25	0.11	0.12
Net realized and unrealized gain/(loss)	0.13	0.16	0.13	(0.43)	0.02
Total from Investment Operations	0.57	0.55	0.38	(0.32)	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.38)	(0.26)	(0.13)	(0.13)
Return of capital	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.44)	(0.38)	(0.26)	(0.13)	(0.13)
Net Asset Value, End of Period	$8.99	$8.86	$8.69	$8.57	$9.02
Total Return*	6.55%	6.48%	4.47%	(3.57)%	1.57%
Net Assets, End of Period (in thousands)	$19,076	$17,952	$17,901	$16,350	$15,929
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.56%	1.47%	1.33%	1.17%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.77%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)	4.88%	4.41%	2.89%	1.25%	1.34%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.85	$8.68	$8.56	$9.00	$9.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.39	0.25	0.12	0.13
Net realized and unrealized gain/(loss)	0.14	0.16	0.13	(0.42)	0.01
Total from Investment Operations	0.58	0.55	0.38	(0.30)	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.38)	(0.26)	(0.14)	(0.14)
Return of capital	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.44)	(0.38)	(0.26)	(0.14)	(0.14)
Net Asset Value, End of Period	$8.99	$8.85	$8.68	$8.56	$9.00
Total Return*	6.69%	6.51%	4.51%	(3.42)%	1.51%
Net Assets, End of Period (in thousands)	$13,170	$15,208	$18,919	$27,937	$33,808
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.52%	1.39%	1.25%	1.09%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.73%	0.73%	0.71%	0.71%
Ratio of Net Investment Income/(Loss)	4.89%	4.41%	2.85%	1.30%	1.40%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.85	$8.69	$8.56	$9.01	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.45	0.40	0.26	0.12	0.13
Net realized and unrealized gain/(loss)	0.14	0.15	0.14	(0.43)	0.01
Total from Investment Operations	0.59	0.55	0.40	(0.31)	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.39)	(0.27)	(0.14)	(0.14)
Return of capital	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.45)	(0.39)	(0.27)	(0.14)	(0.14)
Net Asset Value, End of Period	$8.99	$8.85	$8.69	$8.56	$9.01
Total Return*	6.80%	6.49%	4.73%	(3.50)%	1.58%
Net Assets, End of Period (in thousands)	$470	$544	$761	$604	$1,803
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.98%	1.74%	1.64%	1.30%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.63%	0.64%	0.64%	0.64%
Ratio of Net Investment Income/(Loss)	5.00%	4.49%	3.03%	1.35%	1.47%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.57	$9.02	$9.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.38	0.33	0.19	0.06	0.07
Net realized and unrealized gain/(loss)	0.14	0.17	0.13	(0.43)	— (2)
Total from Investment Operations	0.52	0.50	0.32	(0.37)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.33)	(0.20)	(0.08)	(0.07)
Return of capital	(0.10)	—	—	—	—
Total Dividends and Distributions	(0.38)	(0.33)	(0.20)	(0.08)	(0.07)
Net Asset Value, End of Period	$9.00	$8.86	$8.69	$8.57	$9.02
Total Return*	6.00%	5.83%	3.82%	(4.15)%	0.83%
Net Assets, End of Period (in thousands)	$353	$365	$429	$474	$516
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.99%	2.76%	2.58%	2.33%	2.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.37%	1.39%	1.37%	1.39%
Ratio of Net Investment Income/(Loss)	4.25%	3.77%	2.24%	0.65%	0.73%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.86	$8.69	$8.57	$9.02	$9.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40	0.35	0.23	0.08	0.09
Net realized and unrealized gain/(loss)	0.14	0.17	0.12	(0.43)	0.01
Total from Investment Operations	0.54	0.52	0.35	(0.35)	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.35)	(0.23)	(0.10)	(0.10)
Return of capital	(0.11)	—	—	—	—
Total Dividends and Distributions	(0.41)	(0.35)	(0.23)	(0.10)	(0.10)
Net Asset Value, End of Period	$8.99	$8.86	$8.69	$8.57	$9.02
Total Return*	6.15%	6.09%	4.08%	(3.93)%	1.08%
Net Assets, End of Period (in thousands)	$360	$316	$318	$178	$230
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.79%	2.66%	2.73%	3.10%	3.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.12%	1.14%	1.14%	1.14%
Ratio of Net Investment Income/(Loss)	4.47%	4.02%	2.63%	0.88%	0.96%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Absolute Return Income Opportunities Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.85	$8.68	$8.56	$9.01	$9.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.38	0.24	0.10	0.11
Net realized and unrealized gain/(loss)	0.13	0.16	0.13	(0.43)	0.01
Total from Investment Operations	0.56	0.54	0.37	(0.33)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.37)	(0.25)	(0.12)	(0.12)
Return of capital	(0.12)	—	—	—	—
Total Dividends and Distributions	(0.43)	(0.37)	(0.25)	(0.12)	(0.12)
Net Asset Value, End of Period	$8.98	$8.85	$8.68	$8.56	$9.01
Total Return*	6.44%	6.37%	4.37%	(3.68)%	1.36%
Net Assets, End of Period (in thousands)	$6,032	$6,237	$6,361	$7,763	$11,109
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.70%	1.57%	1.44%	1.29%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.86%	0.87%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	4.76%	4.30%	2.73%	1.14%	1.25%
Portfolio Turnover Rate	72%	61%	56%	69%	47%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 25

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
26 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 27

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
28 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
Janus Investment Fund | 29

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the
30 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.
There were no purchased options held at June 30, 2025.
Options on Swap Contracts (Swaptions)
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the
Janus Investment Fund | 31

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
purchaser, allow the Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases.
Swaptions purchased are reported in the Schedule of Investments (if applicable). Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the year, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the year, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
32 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed
Janus Investment Fund | 33

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
34 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of the Adviser. In this capacity, employees of Kapstream are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended June 30, 2025, the Adviser waived $260 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA
CLO ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain
Janus Investment Fund | 35

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
36 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $356.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $50.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$(179,959,722)	$-	$87,627	$32,907
Janus Investment Fund | 37

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(80,341,196)	$(99,618,526)	$(179,959,722)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$50,377,322	$687,654	$(654,747)	$32,907
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(1,535,570)	$99,269	$(10,210)	$89,059
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$1,786,097	$-	$665,516	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,332,060	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
38 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	224,224	$2,008,480	90,204	$790,225
Reinvested dividends and distributions	37,409	335,151	33,868	297,835
Shares repurchased	(188,274)	(1,681,651)	(215,389)	(1,890,142)
Net Increase/(Decrease)	73,359	$661,980	(91,317)	$(802,082)
Class C Shares:
Shares sold	68,600	$614,594	13,084	$114,329
Reinvested dividends and distributions	11,586	103,680	14,644	128,652
Shares repurchased	(274,817)	(2,458,832)	(144,740)	(1,270,029)
Net Increase/(Decrease)	(194,631)	$(1,740,558)	(117,012)	$(1,027,048)
Class D Shares:
Shares sold	726,378	$6,498,551	420,582	$3,686,493
Reinvested dividends and distributions	89,695	803,725	83,875	737,799
Shares repurchased	(721,617)	(6,454,661)	(538,106)	(4,721,180)
Net Increase/(Decrease)	94,456	$847,615	(33,649)	$(296,888)
Class I Shares:
Shares sold	224,433	$2,007,072	209,645	$1,834,495
Reinvested dividends and distributions	77,308	692,300	81,603	717,105
Shares repurchased	(554,203)	(4,964,320)	(752,083)	(6,591,458)
Net Increase/(Decrease)	(252,462)	$(2,264,948)	(460,835)	$(4,039,858)
Class N Shares:
Shares sold	33,896	$302,924	21,275	$187,252
Reinvested dividends and distributions	2,943	26,356	3,190	28,036
Shares repurchased	(45,985)	(412,007)	(50,672)	(447,039)
Net Increase/(Decrease)	(9,146)	$(82,727)	(26,207)	$(231,751)
Class R Shares:
Shares sold	2,349	$20,976	2,411	$21,278
Reinvested dividends and distributions	1,710	15,331	1,717	15,103
Shares repurchased	(6,029)	(53,906)	(12,252)	(107,897)
Net Increase/(Decrease)	(1,970)	$(17,599)	(8,124)	$(71,516)
Class S Shares:
Shares sold	13,625	$122,013	12,385	$108,382
Reinvested dividends and distributions	1,727	15,486	1,533	13,493
Shares repurchased	(10,984)	(98,163)	(14,931)	(131,222)
Net Increase/(Decrease)	4,368	$39,336	(1,013)	$(9,347)
Class T Shares:
Shares sold	126,147	$1,128,316	77,518	$677,484
Reinvested dividends and distributions	33,450	299,448	30,015	263,753
Shares repurchased	(192,976)	(1,726,110)	(135,559)	(1,187,128)
Net Increase/(Decrease)	(33,379)	$(298,346)	(28,026)	$(245,891)
7. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$34,461,367	$37,421,396	$-	$-
Janus Investment Fund | 39

Janus Henderson Absolute Return Income Opportunities Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
40 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Absolute Return Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Absolute Return Income Opportunities Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 41

Janus Henderson Absolute Return Income Opportunities Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	100%
Return of Capital Distributions	$665,516
42 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 43

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
44 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 45

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
46 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 47

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
48 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 49

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
50 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 51

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
52 | June 30, 2025

Janus Henderson Absolute Return Income Opportunities Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93024 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.1%
Aerospace & Defense – 1.7%
L3Harris Technologies Inc	40,893	$10,257,600
Air Freight & Logistics – 0.1%
GXO Logistics Inc*	8,080	393,496
Automobiles – 2.9%
Ferrari NV	19,345	9,493,365
Tesla Inc*	26,504	8,419,261
		17,912,626
Banks – 6.7%
Bank of America Corp	249,084	11,786,655
Bank of Montreal	4,519	499,937
Canadian Imperial Bank of Commerce	21,137	1,497,134
Citigroup Inc	34,993	2,978,604
JPMorgan Chase & Co	66,207	19,194,071
Toronto-Dominion Bank/The	19,736	1,449,609
Wells Fargo & Co	49,042	3,929,245
		41,335,255
Beverages – 0.3%
Molson Coors Beverage Co	11,220	539,570
Monster Beverage Corp*	20,795	1,302,599
		1,842,169
Biotechnology – 0.1%
Exelixis Inc*	7,870	346,870
Halozyme Therapeutics Inc*	2,624	136,501
		483,371
Building Products – 1.1%
AO Smith Corp	13,779	903,489
Trane Technologies PLC	12,815	5,605,409
		6,508,898
Capital Markets – 7.0%
Blackrock Inc	2,871	3,012,397
Brookfield Corp	15,129	935,728
Cboe Global Markets Inc	40,467	9,437,309
Goldman Sachs Group Inc	5,381	3,808,403
Interactive Brokers Group Inc	28,224	1,563,892
Intercontinental Exchange Inc	32,089	5,887,369
Moody's Corp	19,481	9,771,475
Morgan Stanley	21,502	3,028,772
Nasdaq Inc	24,287	2,171,743
S&P Global Inc	5,921	3,122,084
		42,739,172
Chemicals – 0.1%
Nutrien Ltd#	6,583	383,394
Commercial Services & Supplies – 0.1%
Copart Inc*	17,508	859,118
Diversified Consumer Services – 1.3%
H&R Block Inc	147,407	8,091,170
Diversified Financial Services – 6.5%
Berkshire Hathaway Inc*	35,966	17,471,204
Fidelity National Information Services Inc	24,727	2,013,025
Mastercard Inc - Class A	22,202	12,476,192
Visa Inc	23,095	8,199,879
		40,160,300
Electric Utilities – 1.1%
Exelon Corp	49,457	2,147,423
PPL Corp	83,438	2,827,714
Xcel Energy Inc	23,237	1,582,439
		6,557,576
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 2.4%
Eaton Corp PLC	13,755	$4,910,397
Emerson Electric Co	74,584	9,944,285
		14,854,682
Electronic Equipment, Instruments & Components – 1.7%
CDW Corp/DE	47,060	8,404,445
Jabil Inc	9,597	2,093,106
		10,497,551
Entertainment – 0.1%
Electronic Arts Inc	5,185	828,044
Equity Real Estate Investment Trusts (REITs) – 0.2%
WP Carey Inc	18,744	1,169,251
Food & Staples Retailing – 6.1%
BJ's Wholesale Club Holdings Inc*	5,563	599,858
Casey's General Stores Inc	16,440	8,388,839
Costco Wholesale Corp	13,523	13,386,959
Kroger Co	19,146	1,373,343
Walmart Inc	139,158	13,606,869
		37,355,868
Food Products – 0.1%
JM Smucker Co	8,150	800,330
Health Care Equipment & Supplies – 0.5%
Stryker Corp	7,659	3,030,130
Health Care Providers & Services – 0.2%
Cardinal Health Inc	7,865	1,321,320
Hotels, Restaurants & Leisure – 4.9%
Booking Holdings Inc	1,233	7,138,133
Boyd Gaming Corp	11,731	917,716
Domino's Pizza Inc	1,261	568,207
Hilton Worldwide Holdings Inc	8,126	2,164,279
McDonald's Corp	40,711	11,894,533
Restaurant Brands International Inc	26,618	1,764,507
Texas Roadhouse Inc	24,460	4,584,049
Wingstop Inc	3,591	1,209,233
		30,240,657
Industrial Conglomerates – 1.0%
Honeywell International Inc	25,040	5,831,315
Information Technology Services – 0.1%
VeriSign Inc	2,898	836,942
Insurance – 1.0%
Chubb Ltd	12,354	3,579,201
Hartford Financial Services Group Inc	20,500	2,600,835
		6,180,036
Interactive Media & Services – 6.9%
Alphabet Inc - Class A	142,508	25,114,185
Meta Platforms Inc - Class A	23,007	16,981,236
		42,095,421
Machinery – 2.2%
Cummins Inc	11,874	3,888,735
Parker-Hannifin Corp	14,033	9,801,629
		13,690,364
Metals & Mining – 0.2%
Wheaton Precious Metals Corp	16,244	1,458,711
Multiline Retail – 3.3%
Amazon.com Inc*	91,425	20,057,731
Multi-Utilities – 0.2%
CenterPoint Energy Inc	34,149	1,254,634
Oil, Gas & Consumable Fuels – 5.3%
Cheniere Energy Inc	36,480	8,883,610
Chesapeake Energy Corp	6,589	770,518
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Exxon Mobil Corp	119,472	$12,879,081
Hess Midstream LP - Class A	19,144	737,235
ONEOK Inc	21,035	1,717,087
TC Energy Corp#	160,573	7,834,357
		32,821,888
Professional Services – 0.1%
Booz Allen Hamilton Holding Corp	3,420	356,125
Real Estate Management & Development – 0.5%
CBRE Group Inc*	20,900	2,928,508
Retail Real Estate Investment Trusts (REITs) – 0.6%
Realty Income Corp	37,826	2,179,156
Simon Property Group Inc	9,254	1,487,673
		3,666,829
Semiconductor & Semiconductor Equipment – 8.4%
Broadcom Inc	25,509	7,031,556
KLA Corp	6,014	5,386,980
NVIDIA Corp	250,044	39,504,452
		51,922,988
Software – 8.8%
DocuSign Inc*	4,859	378,468
Intuit Inc	3,401	2,678,730
Microsoft Corp	76,201	37,903,139
Salesforce Inc	43,765	11,934,278
Synopsys Inc*	2,571	1,318,100
		54,212,715
Specialized Real Estate Investment Trusts (REITs) – 3.1%
Iron Mountain Inc	17,393	1,784,000
Public Storage	27,883	8,181,430
SBA Communications Corp	39,218	9,209,955
		19,175,385
Specialty Retail – 2.1%
AutoZone Inc*	2,376	8,820,259
Ross Stores Inc	9,218	1,176,032
TJX Cos Inc	21,120	2,608,109
		12,604,400
Technology Hardware, Storage & Peripherals – 5.1%
Apple Inc	153,409	31,474,925
Tobacco – 2.7%
Altria Group Inc	61,406	3,600,234
Philip Morris International Inc	70,968	12,925,402
		16,525,636
Trading Companies & Distributors – 1.3%
WW Grainger Inc	7,904	8,222,057
Total Common Stocks (cost $469,462,812)		602,938,588
Investment Companies – 2.1%
Exchange-Traded Funds (ETFs) – 2.0%
Schwab US Large-Cap	496,705	12,139,470
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£	494,653	494,752
Total Investment Companies (cost $12,293,979)		12,634,222
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	5,052,161	5,052,161
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 7/1/25	$1,263,040	$1,263,040
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,315,201)		6,315,201
Total Investments (total cost $488,071,992) – 101.2%		621,888,011
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(7,189,497)
Net Assets – 100%		$614,698,514

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$596,571,269	95.9%
Canada	15,823,377	2.6
Italy	9,493,365	1.5
Total	$621,888,011	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$344,765	$52,371,019	$(52,220,794)	$(238)	$-	$494,752	494,653	$36,812
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	44,957,466	(39,905,305)	-	-	5,052,161	5,052,161	8,399 ∆
Total Affiliated Investments - 0.9%
	$344,765	$97,328,485	$(92,126,099)	$(238)	$-	$5,546,913	5,546,814	$45,211

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$6,163,262	$—	$(6,163,262)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$602,938,588	$-	$-
Investment Companies	12,139,470	494,752	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,315,201	-
Total Assets	$615,078,058	$6,809,953	$-
Janus Investment Fund | 5

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $482,525,079)(1)	$616,341,098
Affiliated investments, at value (cost $5,546,913)	5,546,913
Cash	14,972
Trustees' deferred compensation	17,582
Receivables:
Dividends	373,918
Foreign tax reclaims	24,056
Fund shares sold	23,400
Dividends from affiliates	5,080
Other assets	4,522
Total Assets	622,351,541
Liabilities:
Collateral for securities loaned (Note 2)	6,315,201
Payables:
Fund shares repurchased	859,213
Advisory fees	247,066
Transfer agent fees and expenses	72,054
Professional fees	65,967
Trustees' deferred compensation fees	17,582
12b-1 Distribution and shareholder servicing fees	10,644
Trustees' fees and expenses	2,920
Affiliated fund administration fees payable	1,236
Custodian fees	530
Accrued expenses and other payables	60,614
Total Liabilities	7,653,027
Commitments and contingent liabilities (Note 3)
Net Assets	$614,698,514
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$426,090,348
Total distributable earnings (loss)	188,608,166
Total Net Assets	$614,698,514
Net Assets - Class A Shares	$25,323,486
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,055,939
Net Asset Value Per Share(2)	$12.32
Maximum Offering Price Per Share(3)	$13.07
Net Assets - Class C Shares	$5,472,689
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	469,843
Net Asset Value Per Share(2)	$11.65
Net Assets - Class D Shares	$363,831,861
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,260,510
Net Asset Value Per Share	$12.02
Net Assets - Class I Shares	$60,530,286
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,911,755
Net Asset Value Per Share	$12.32
Net Assets - Class N Shares	$47,757,205
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,906,716
Net Asset Value Per Share	$12.22
Net Assets - Class S Shares	$5,455,045
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	441,474
Net Asset Value Per Share	$12.36
Net Assets - Class T Shares	$106,327,942
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,837,994
Net Asset Value Per Share	$12.03

(1)	Includes $6,163,262 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends	$8,522,854
Dividends from affiliates	36,812
Affiliated securities lending income, net	8,399
Unaffiliated securities lending income, net	2,551
Other income	1,432
Foreign tax withheld	(66,113)
Total Investment Income	8,505,935
Expenses:
Advisory fees	3,064,930
12b-1 Distribution and shareholder servicing fees:
Class A Shares	58,120
Class C Shares	63,267
Class S Shares	26,944
Transfer agent administrative fees and expenses:
Class D Shares	390,042
Class S Shares	28,067
Class T Shares	273,016
Transfer agent networking and omnibus fees:
Class A Shares	14,951
Class C Shares	5,057
Class I Shares	56,690
Other transfer agent fees and expenses:
Class A Shares	1,242
Class C Shares	302
Class D Shares	43,707
Class I Shares	2,240
Class N Shares	1,562
Class S Shares	140
Class T Shares	1,122
Registration fees	125,213
Professional fees	58,960
Shareholder reports expense	53,822
Custodian fees	21,494
Affiliated fund administration fees	19,631
Trustees' fees and expenses	11,775
Other expenses	146,377
Total Expenses	4,468,671
Less: Excess Expense Reimbursement and Waivers	(13,242)
Net Expenses	4,455,429
Net Investment Income/(Loss)	4,050,506
Net Realized Gain/(Loss) on Investments:
Investments	59,280,866
Investments in affiliates	(238)
Total Net Realized Gain/(Loss) on Investments	59,280,628
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	17,351,359
Total Change in Unrealized Net Appreciation/Depreciation	17,351,359
Net Increase/(Decrease) in Net Assets Resulting from Operations	$80,682,493
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$4,050,506	$5,475,125
Net realized gain/(loss) on investments	59,280,628	20,305,447
Change in unrealized net appreciation/depreciation	17,351,359	72,270,316
Net Increase/(Decrease) in Net Assets Resulting from Operations	80,682,493	98,050,888
Dividends and Distributions to Shareholders:
Class A Shares	(821,362)	(670,683)
Class C Shares	(193,605)	(341,406)
Class D Shares	(13,940,803)	(11,808,938)
Class I Shares	(2,815,833)	(2,807,900)
Class N Shares	(1,484,005)	(1,646,357)
Class S Shares	(152,533)	(774,163)
Class T Shares	(4,180,948)	(4,148,003)
Net Decrease from Dividends and Distributions to Shareholders	(23,589,089)	(22,197,450)
Capital Share Transactions:
Class A Shares	534,353	322,967
Class C Shares	(3,029,664)	(5,422,587)
Class D Shares	(11,397,724)	(23,413,953)
Class I Shares	(18,599,687)	(21,337,807)
Class N Shares	10,897,571	(16,170,510)
Class S Shares	(20,564,617)	(1,653,791)
Class T Shares	(13,554,075)	(22,517,085)
Net Increase/(Decrease) from Capital Share Transactions	(55,713,843)	(90,192,766)
Net Increase/(Decrease) in Net Assets	1,379,561	(14,339,328)
Net Assets:
Beginning of period	613,318,953	627,658,281
End of period	$614,698,514	$613,318,953
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.21	$9.90	$8.88	$12.76	$11.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.07	0.17	0.05	0.05
Net realized and unrealized gain/(loss)	1.48	1.60	1.06	(0.77)	2.82
Total from Investment Operations	1.54	1.67	1.23	(0.72)	2.87
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.04)	(0.15)	(0.03)	(0.13)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.43)	(0.36)	(0.21)	(3.16)	(1.49)
Net Asset Value, End of Period	$12.32	$11.21	$9.90	$8.88	$12.76
Total Return*	13.78%	17.44%	14.18%	(9.55)%	26.48%
Net Assets, End of Period (in thousands)	$25,323	$22,474	$19,507	$21,015	$26,218
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.89%	0.89%	0.93%	0.92%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.85%	0.88%	0.92%	0.94%
Ratio of Net Investment Income/(Loss)	0.50%	0.73%	1.88%	0.44%	0.43%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.60	$9.41	$8.45	$12.32	$11.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.01	0.12	(0.01)	(0.02)
Net realized and unrealized gain/(loss)	1.40	1.50	1.00	(0.73)	2.72
Total from Investment Operations	1.37	1.51	1.12	(0.74)	2.70
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.10)	—	(0.04)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.32)	(0.32)	(0.16)	(3.13)	(1.40)
Net Asset Value, End of Period	$11.65	$10.60	$9.41	$8.45	$12.32
Total Return*	12.97%	16.55%	13.47%	(10.05)%	25.71%
Net Assets, End of Period (in thousands)	$5,473	$7,884	$12,312	$14,997	$21,286
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.65%	1.62%	1.51%	1.48%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.63%	1.57%	1.46%	1.48%	1.58%
Ratio of Net Investment Income/(Loss)	(0.27)%	0.07%	1.33%	(0.12)%	(0.21)%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.96	$9.67	$8.69	$12.56	$11.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.09	0.19	0.08	0.08
Net realized and unrealized gain/(loss)	1.44	1.57	1.03	(0.76)	2.77
Total from Investment Operations	1.52	1.66	1.22	(0.68)	2.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.05)	(0.18)	(0.06)	(0.16)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.46)	(0.37)	(0.24)	(3.19)	(1.52)
Net Asset Value, End of Period	$12.02	$10.96	$9.67	$8.69	$12.56
Total Return*	13.94%	17.78%	14.36%	(9.35)%	26.71%
Net Assets, End of Period (in thousands)	$363,832	$342,985	$325,264	$307,311	$361,567
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.70%	0.70%	0.72%	0.68%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.65%	0.67%	0.68%	0.68%
Ratio of Net Investment Income/(Loss)	0.69%	0.94%	2.09%	0.69%	0.66%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.22	$9.90	$8.87	$12.75	$11.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.10	0.20	0.08	0.08
Net realized and unrealized gain/(loss)	1.47	1.60	1.06	(0.77)	2.81
Total from Investment Operations	1.56	1.70	1.26	(0.69)	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.06)	(0.17)	(0.06)	(0.15)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.46)	(0.38)	(0.23)	(3.19)	(1.51)
Net Asset Value, End of Period	$12.32	$11.22	$9.90	$8.87	$12.75
Total Return*	14.03%	17.71%	14.48%	(9.31)%	26.75%
Net Assets, End of Period (in thousands)	$60,530	$73,172	$85,473	$114,646	$468,596
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.65%	0.64%	0.66%	0.72%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.60%	0.62%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	0.73%	1.01%	2.19%	0.66%	0.66%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.14	$9.82	$8.82	$12.70	$11.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.11	0.21	0.09	0.10
Net realized and unrealized gain/(loss)	1.46	1.59	1.04	(0.76)	2.79
Total from Investment Operations	1.56	1.70	1.25	(0.67)	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.06)	(0.19)	(0.08)	(0.17)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.48)	(0.38)	(0.25)	(3.21)	(1.53)
Net Asset Value, End of Period	$12.22	$11.14	$9.82	$8.82	$12.70
Total Return*	14.08%	17.90%	14.54%	(9.21)%	26.89%
Net Assets, End of Period (in thousands)	$47,757	$33,011	$43,369	$41,864	$54,635
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.57%	0.56%	0.58%	0.55%	0.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.52%	0.53%	0.55%	0.55%
Ratio of Net Investment Income/(Loss)	0.84%	1.07%	2.24%	0.82%	0.78%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.16	$9.86	$8.85	$12.73	$11.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.06	0.16	0.04	0.04
Net realized and unrealized gain/(loss)	1.49	1.60	1.05	(0.78)	2.80
Total from Investment Operations	1.52	1.66	1.21	(0.74)	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.04)	(0.14)	(0.01)	(0.11)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.32)	(0.36)	(0.20)	(3.14)	(1.47)
Net Asset Value, End of Period	$12.36	$11.16	$9.86	$8.85	$12.73
Total Return*	13.67%	17.32%	13.96%	(9.69)%	26.29%
Net Assets, End of Period (in thousands)	$5,455	$23,899	$22,700	$22,961	$28,736
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.08%	1.07%	1.09%	1.05%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.01%	1.03%	1.04%	1.04%
Ratio of Net Investment Income/(Loss)	0.25%	0.57%	1.72%	0.32%	0.30%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.96	$9.68	$8.69	$12.56	$11.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.08	0.18	0.06	0.07
Net realized and unrealized gain/(loss)	1.44	1.57	1.04	(0.75)	2.77
Total from Investment Operations	1.51	1.65	1.22	(0.69)	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.05)	(0.17)	(0.05)	(0.14)
Distributions (from capital gains)	(0.32)	(0.32)	(0.06)	(3.13)	(1.36)
Total Dividends and Distributions	(0.44)	(0.37)	(0.23)	(3.18)	(1.50)
Net Asset Value, End of Period	$12.03	$10.96	$9.68	$8.69	$12.56
Total Return*	13.84%	17.60%	14.32%	(9.49)%	26.70%
Net Assets, End of Period (in thousands)	$106,328	$109,894	$119,032	$129,070	$186,208
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82%	0.81%	0.82%	0.79%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.75%	0.77%	0.78%	0.78%
Ratio of Net Investment Income/(Loss)	0.58%	0.85%	2.01%	0.57%	0.58%
Portfolio Turnover Rate	113%	250%	313%	152%	190%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 17

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of
20 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other
Janus Investment Fund | 21

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,163,262. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $6,315,201, resulting in the net amount due to the counterparty of $151,939.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.
The Advisor had contractually agreed to waive 0.05% of its advisory fee for a period of two years commencing on June 10, 2022. Effective June 10, 2024, the waiver was discontinued. In addition, the Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.59% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
22 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $279.
Janus Investment Fund | 23

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $6.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
As of June 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	72	5
Class S Shares	-	-
Class T Shares	-	-
24 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$6,204,074	$49,408,635	$-	$-	$(17,091)	$133,012,548
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$488,875,463	$133,962,522	$(949,974)	$133,012,548
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$13,903,647	$9,685,442	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,197,243	$19,000,207	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $3,698,561, including $3,206,784 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	416,266	$4,792,246	514,818	$5,145,183
Reinvested dividends and distributions	51,880	628,781	51,737	501,334
Shares repurchased	(416,921)	(4,886,674)	(532,786)	(5,323,550)
Net Increase/(Decrease)	51,225	$534,353	33,769	$322,967
Class C Shares:
Shares sold	13,187	$146,295	25,976	$254,149
Reinvested dividends and distributions	16,479	189,674	36,232	333,337
Shares repurchased	(303,430)	(3,365,633)	(627,500)	(6,010,073)
Net Increase/(Decrease)	(273,764)	$(3,029,664)	(565,292)	$(5,422,587)
Class D Shares:
Shares sold	1,004,165	$11,524,816	830,980	$8,306,209
Reinvested dividends and distributions	1,163,227	13,737,712	1,226,149	11,599,372
Shares repurchased	(3,203,926)	(36,660,252)	(4,379,956)	(43,319,534)
Net Increase/(Decrease)	(1,036,534)	$(11,397,724)	(2,322,827)	$(23,413,953)
Class I Shares:
Shares sold	342,724	$4,048,911	409,579	$4,074,308
Reinvested dividends and distributions	167,708	2,030,948	216,804	2,098,667
Shares repurchased	(2,118,752)	(24,679,546)	(2,742,691)	(27,510,782)
Net Increase/(Decrease)	(1,608,320)	$(18,599,687)	(2,116,308)	$(21,337,807)
Class N Shares:
Shares sold	1,266,897	$14,623,700	478,474	$4,796,700
Reinvested dividends and distributions	120,951	1,451,412	168,464	1,618,940
Shares repurchased	(444,252)	(5,177,541)	(2,098,695)	(22,586,150)
Net Increase/(Decrease)	943,596	$10,897,571	(1,451,757)	$(16,170,510)
Class S Shares:
Shares sold	90,387	$1,057,355	90,358	$904,363
Reinvested dividends and distributions	12,467	151,602	80,120	773,161
Shares repurchased	(1,802,485)	(21,773,574)	(330,550)	(3,331,315)
Net Increase/(Decrease)	(1,699,631)	$(20,564,617)	(160,072)	$(1,653,791)
Class T Shares:
Shares sold	742,851	$8,519,135	824,230	$8,133,064
Reinvested dividends and distributions	340,318	4,025,961	424,938	4,019,914
Shares repurchased	(2,272,841)	(26,099,171)	(3,518,457)	(34,670,063)
Net Increase/(Decrease)	(1,189,672)	$(13,554,075)	(2,269,289)	$(22,517,085)
6. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$691,856,057	$767,418,573	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
26 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes to Financial Statements
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Adaptive Risk Managed U.S. Equity Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
28 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Capital Gain Distributions	$12,892,226
Dividends Received Deduction Percentage	87%
Qualified Dividend Income Percentage	93%
Janus Investment Fund | 29

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
30 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 31

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
32 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 33

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
34 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
38 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 39

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | June 30, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93016 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Developed World Bond Fund
Janus Investment Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 6.6%
Avoca CLO 32A A1, EURIBOR 3 Month + 1.1700%, 3.3340%, 4/15/39ž,‡	1,530,000	EUR	$1,800,715
Avoca CLO 32A B, EURIBOR 3 Month + 1.6500%, 3.8140%, 4/15/39ž,‡	960,000	EUR	1,132,043
Cairn CLO BV 2023-17A BR, EURIBOR 3 Month + 1.7000%, 4.0700%, 1/18/39ž,‡	2,080,000	EUR	2,443,959
Cairn CLO BV 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.8950%, 4/15/39ž,‡	2,750,000	EUR	3,240,410
Cordatus CLO PLC 35A B, EURIBOR 3 Month + 1.7500%, 3.8030%, 8/20/38ž,‡	1,330,000	EUR	1,553,160
Palmer Square European CLO 2021-1A AR, EURIBOR 3 Month + 1.3300%, 3.3560%, 4/15/39ž,‡	2,330,000	EUR	2,744,276
Palmer Square European CLO 2021-1A BR, EURIBOR 3 Month + 1.9500%, 3.9760%, 4/15/39ž,‡	1,230,000	EUR	1,448,695
Penta CLO 2021-2A A1R, EURIBOR 3 Month + 1.1700%, 3.5289%, 4/15/38ž,‡	1,520,000	EUR	1,786,660
Penta CLO 2021-2A BR, EURIBOR 3 Month + 1.6500%, 4.0089%, 4/15/38ž,‡	1,375,000	EUR	1,611,906
Ravensdale Park CLO DAC 1A A, EURIBOR 3 Month + 1.1700%, 3.4470%, 4/26/38ž,‡	910,000	EUR	1,070,967
Ravensdale Park CLO DAC 1A B1, EURIBOR 3 Month + 1.6500%, 3.9270%, 4/26/38ž,‡	780,000	EUR	912,060
RRE Loan Management 24A A1, EURIBOR 3 Month + 1.1600%, 3.5290%, 4/16/40ž,‡	3,050,000	EUR	3,590,477
Sound Point EURO CLO Funding DAC 14A A, EURIBOR 3 Month + 1.1800%, 3.4740%, 4/20/39ž,‡	3,050,000	EUR	3,595,361
Sound Point EURO CLO Funding DAC 15A A, EURIBOR 3 Month + 1.3300%, 0%, 7/20/39ž,‡	2,630,000	EUR	3,092,970
Sound Point EURO CLO Funding DAC 4A BR, EURIBOR 3 Month + 1.7000%, 3.9790%, 4/15/39ž,‡	880,000	EUR	1,032,520
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	5,455,126	GBP	7,457,058
Voya Euro CLO 8A A, EURIBOR 3 Month + 1.2800%, 4.0650%, 1/17/39ž,‡	2,750,000	EUR	3,246,370
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $40,318,591)			41,759,607
Bank Loans and Mezzanine Loans – 9.0%
Capital Goods – 0.5%
Quimper AB, EURIBOR 3 Month + 3.7500%, 6.0780%, 3/29/30‡	1,000,000	EUR	1,173,172
TransDigm Inc, CME Term SOFR 3 Month + 2.50000%, 6.7992%, 2/28/31‡	$1,786,466		1,794,022
			2,967,194
Communications – 0.9%
Masorange Finco PLC, EURIBOR 3 Month + 2.7500%, 5.2170%, 3/25/31‡	2,740,000	EUR	3,199,937
Speedster Bidco GmbH, EURIBOR 3 Month + 3.5000%, 6.1290%, 12/10/31‡	2,260,000	EUR	2,662,123
			5,862,060
Consumer Cyclical – 3.3%
Belron UK Finance PLC, EURIBOR 3 Month + 3.0000%, 5.1510%, 10/16/31‡	3,300,000	EUR	3,878,775
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	3,099,902		3,100,677
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	1,549,955		1,550,342
Froneri Lux Finco Sarl, EURIBOR 3 Month + 2.5000%, 5.0980%, 9/30/31‡	4,520,000	EUR	5,233,477
Speedster Bidco GmbH, CME Term SOFR 1 Month + 3.25000%, 7.7992%, 12/10/31‡	1,795,500		1,807,884
United Petfood Finance BV, EURIBOR 3 Month + 2.7500%, 5.1710%, 2/26/32‡	4,220,000	EUR	4,951,681
			20,522,836
Consumer Non-Cyclical – 1.4%
Champ Acquisition Corp, CME Term SOFR 3 Month + 4.0000%, 8.7992%, 11/25/31‡	1,204,750		1,217,928
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.7500%, 5.7640%, 3/22/32‡	2,140,000	EUR	2,517,343
Dechra Pharmaceuticals Holdings Ltd, EURIBOR 6 Month + 3.5000%, 6.0860%, 1/27/32‡	1,490,000	EUR	1,750,290
Financiere Mendel SASU, CME Term SOFR 3 Month + 2.7500%, 7.0798%, 11/8/30‡	810,925		812,621
Gategroup Finance International Sarl, EURIBOR 3 Month + 4.2500%, 6.3770%, 5/28/32ƒ,‡	2,190,000	EUR	2,580,183
			8,878,365
Financial Institutions – 0.6%
KI Knight France Bidco SAS, EURIBOR 3 Month + 3.7500%, 5.7810%, 6/28/32	1,660,000	EUR	1,943,361
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Financial Institutions – (continued)
Mermaid Bidco Inc, EURIBOR 3 Month + 3.7500%, 6.3120%, 7/3/31ƒ,‡	1,100,000	EUR	$1,296,397
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5097%, 7/3/31‡	$820,865		820,865
			4,060,623
Technology – 2.3%
BMC Software Inc, CME Term SOFR 3 Month + 3.0000%, 7.2908%, 7/30/31‡	2,094,750		2,085,426
Claudius Finance Sarl, EURIBOR 3 Month + 3.2500%, 5.4360%, 7/10/28‡	2,500,000	EUR	2,940,026
Clearwater Analytics LLC, CME Term SOFR 3 Month + 2.2500%, 6.5195%, 4/21/32‡	868,000		866,915
Genesys Cloud Services Inc, EURIBOR 3 Month + 3.2500%, 5.4360%, 1/30/32‡	1,845,375	EUR	2,161,269
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 7.4576%, 10/9/31‡	1,596,000		1,596,607
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.5606%, 10/26/30ƒ,‡	937,000		941,039
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 9.2956%, 5/9/33ƒ,‡	1,300,000		1,290,250
UKG Inc, CME Term SOFR 1 Month + 3.00000%, 7.3113%, 2/10/31‡	2,561,556		2,570,573
			14,452,105
Total Bank Loans and Mezzanine Loans (cost $53,902,730)			56,743,183
Corporate Bonds – 62.7%
Banking – 11.1%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	1,292,000		1,324,235
Bank of America Corp, SOFR + 1.6500%, 6.0000%, 1/23/35‡	3,569,000		3,666,571
Barclays PLC, SONIA Interest Rate Benchmark + 2.0610%, 5.8510%, 3/21/35‡	317,000	GBP	439,526
Barclays PLC, 8.3750%‡,μ	1,240,000	GBP	1,754,958
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	3,304,000		3,083,413
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,319,616
Deutsche Bank AG, SONIA Interest Rate Benchmark + 1.1400%, 5.0000%, 2/26/29‡	1,100,000	GBP	1,511,851
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	1,700,000	EUR	2,069,155
Goldman Sachs Group Inc, SOFR + 1.4200%, 5.0160%, 10/23/35‡	7,074,000		6,988,434
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	1,307,000		1,340,314
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	3,400,000	EUR	3,811,144
JPMorgan Chase & Co, SOFR + 1.3400%, 4.9460%, 10/22/35‡	6,410,000		6,342,855
JPMorgan Chase & Co, SOFR + 1.3150%, 5.5020%, 1/24/36‡	1,962,000		2,020,857
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,438,596
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.4360%, 7.5000%‡,μ	1,220,000	GBP	1,682,868
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 5.1430%, 8.5000%‡,μ	1,414,000	GBP	2,041,776
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,591,300
Morgan Stanley, SOFR + 1.1000%, 4.6540%, 10/18/30‡	2,840,000		2,845,417
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	3,459,000	GBP	4,951,689
Nationwide Building Society, 10.2500%‡,μ	8,250	GBP	1,471,900
Natwest Group PLC, USD SWAP SEMI 30/360 5YR + 5.7200%, 8.0000%‡,μ	1,345,000		1,349,148
Nordea Bank Abp, US Treasury Yield Curve Rate 5 Year + 4.1100%, 6.6250%‡,μ	2,040,000		2,051,730
Societe Generale SA, EURIBOR 3 Month + 1.8000%, 4.2500%, 12/6/30‡	2,300,000	EUR	2,819,579
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	4,180,000	EUR	5,122,420
UBS Group AG, 5.9590%, 1/12/34ž	1,183,000		1,245,358
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,383,989
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	1,531,000		1,570,557
Wells Fargo & Co, EURIBOR 3 Month + 1.2200%, 3.9000%, 7/22/32‡	1,500,000	EUR	1,819,353
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	915,000		938,349
			69,996,958
Basic Industry – 1.1%
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,914,143
SIG Combibloc PurchaseCO Sarl, 3.7500%, 3/19/30	1,920,000	EUR	2,300,669
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Smurfit Kappa Treasury ULC, 3.4540%, 11/27/32	890,000	EUR	$1,047,734
Verde Purchaser LLC, 10.5000%, 11/30/30ž	$778,000		842,181
			7,104,727
Brokerage – 2.9%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	306,000		309,636
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	307,000		314,989
Intercontinental Exchange Inc, 1.8500%, 9/15/32#	6,267,000		5,195,637
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	4,891,000		4,937,690
LPL Holdings Inc, 6.0000%, 5/20/34	2,620,000		2,709,273
LSEG Netherlands BV, 2.7500%, 9/20/27	1,067,000	EUR	1,262,531
Nasdaq Inc, 5.3500%, 6/28/28	1,092,000		1,124,359
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,380,871
Nasdaq Inc, 5.5500%, 2/15/34	744,000		775,151
			18,010,137
Capital Goods – 2.0%
Berry Global Inc, 5.6500%, 1/15/34	1,132,000		1,168,204
Luna 2 5 Sarl, 5.5000%, 7/1/32ž	900,000	EUR	1,080,076
Nexans SA, 4.2500%, 3/11/30	3,100,000	EUR	3,765,074
TransDigm Inc, 6.3750%, 3/1/29ž	4,380,000		4,493,624
TransDigm Inc, 6.8750%, 12/15/30ž	2,101,000		2,179,972
			12,686,950
Commercial Services – 0.5%
Albion Financing 1 Sarl / Aggreko Holdings Inc, 5.3750%, 5/21/30ž	1,620,000	EUR	1,951,741
Albion Financing 1 Sarl / Aggreko Holdings Inc, 7.0000%, 5/21/30ž	1,108,000		1,130,744
			3,082,485
Communications – 12.4%
Arqiva Broadcast Finance PLC, 8.6250%, 7/1/30	1,100,000	GBP	1,529,266
AT&T Inc, 4.5000%, 5/15/35	2,819,000		2,686,196
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,600,000		2,784,185
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	7,631,000		8,142,567
Crown Castle Inc, 5.1000%, 5/1/33	1,810,000		1,802,557
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,921,805
Deutsche Telekom AG, 3.2500%, 6/4/35	1,100,000	EUR	1,278,959
Iliad SA, 5.3750%, 2/15/29	1,600,000	EUR	1,977,788
Iliad SA, 5.3750%, 5/2/31	500,000	EUR	622,762
Koninklijke KPN NV, 3.3750%, 2/17/35	2,100,000	EUR	2,409,862
Koninklijke KPN NV, 3.8750%, 2/16/36	2,300,000	EUR	2,719,493
Lorca Telecom Bondco SA, 5.7500%, 4/30/29	4,448,000	EUR	5,469,865
Meta Platforms Inc, 4.7500%, 8/15/34	3,173,000		3,187,848
Netflix Inc, 5.8750%, 11/15/28	3,264,000		3,440,684
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,623,614
Netflix Inc, 4.8750%, 6/15/30ž	2,087,000		2,135,359
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,154,070
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	6,136,910
Orange SA, 3.2500%, 1/17/35	2,600,000	EUR	3,005,893
Pinewood Finco PLC, 6.0000%, 3/27/30	1,010,000	GBP	1,368,804
Sunrise Finco I BV, 4.6250%, 5/15/32ž	3,390,000	EUR	4,023,189
T-Mobile USA Inc, 3.8750%, 4/15/30	1,591,000		1,545,208
T-Mobile USA Inc, 3.1500%, 2/11/32	2,360,000	EUR	2,753,197
T-Mobile USA Inc, 3.5000%, 2/11/37	2,520,000	EUR	2,851,147
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32ž	2,050,000	GBP	2,871,953
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32	400,000	GBP	560,381
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30	1,470,000	GBP	1,819,822
Vmed O2 UK Financing I PLC, 5.6250%, 4/15/32	1,070,000	EUR	1,291,438
Vodafone International Financing DAC, 3.3750%, 8/1/33	1,580,000	EUR	1,854,945
Ziggo Bond Co BV, 6.1250%, 11/15/32	1,268,000	EUR	1,402,911
			78,372,678
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – 9.6%
1011778 BC ULC / New Red Finance Inc, 5.6250%, 9/15/29ž	$617,000		$625,714
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	3,566,000		3,323,043
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.8750%, 6/15/30ž	2,014,000		2,041,318
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	525,000		509,113
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	2,791,000		2,709,146
Belron UK Finance PLC, 4.6250%, 10/15/29	5,610,000	EUR	6,739,242
Belron UK Finance PLC, 5.7500%, 10/15/29ž	1,069,000		1,077,919
Booking Holdings Inc, 4.5000%, 11/15/31	3,920,000	EUR	4,934,997
Booking Holdings Inc, 3.6250%, 3/1/32	3,815,000	EUR	4,563,307
Deuce Finco PLC, 5.5000%, 6/15/27	1,870,000	GBP	2,543,806
Garda World Security Corp, 7.7500%, 2/15/28ž	1,975,000		2,043,262
Garda World Security Corp, 8.3750%, 11/15/32ž	1,900,000		1,951,697
Pinnacle Bidco PLC, 8.2500%, 10/11/28	1,800,000	EUR	2,223,394
Pinnacle Bidco PLC, 10.0000%, 10/11/28	569,000	GBP	825,407
Rentokil Terminix LLC, 5.0000%, 4/28/30ž	3,530,000		3,554,544
Service Corp International/US, 3.3750%, 8/15/30	3,644,000		3,349,296
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,317,705
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,749,663
Verisure Holding AB, 5.5000%, 5/15/30	6,469,000	EUR	7,905,249
Yum! Brands Inc, 5.3750%, 4/1/32	1,375,000		1,376,013
			60,363,835
Consumer Non-Cyclical – 12.7%
Anheuser-Busch InBev SA/NV, 3.8750%, 5/19/38	1,930,000	EUR	2,281,521
Avantor Funding Inc, 3.8750%, 7/15/28	2,455,000	EUR	2,880,658
Bacardi Ltd, 4.7000%, 5/15/28ž	2,282,000		2,290,288
Champ Acquisition Corp, 8.3750%, 12/1/31ž	162,000		172,146
Coty Inc, 4.5000%, 5/15/27	3,250,000	EUR	3,888,287
HCA Inc, 4.1250%, 6/15/29	3,673,000		3,608,829
HCA Inc, 3.6250%, 3/15/32	1,697,000		1,565,289
IQVIA Inc, 5.0000%, 5/15/27ž	2,747,000		2,737,723
IQVIA Inc, 6.2500%, 6/1/32ž	1,954,000		2,005,230
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	2,155,899
Mars Inc, 5.2000%, 3/1/35ž	1,109,000		1,122,285
Mehilainen Yhtiot Oy, 5.1250%, 6/30/32ž	660,000	EUR	780,644
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 3.3750%, 5.4060%, 6/30/32‡	761,000	EUR	898,793
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 3.3750%, 5.4060%, 6/30/32ž,‡	800,000	EUR	944,854
Molson Coors Beverage Co, 3.8000%, 6/15/32	3,180,000	EUR	3,822,665
Mondelez International Inc, 4.7500%, 8/28/34#	2,394,000		2,364,595
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,754,940
Novartis Finance SA, 0%, 9/23/28Ç	10,000,000	EUR	10,917,365
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	884,000		850,206
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	5,335,332
Post Holdings Inc, 6.3750%, 3/1/33ž	1,540,000		1,554,040
Solventum Corp, 5.4000%, 3/1/29	3,298,000		3,396,167
Solventum Corp, 5.6000%, 3/23/34	1,515,000		1,559,156
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	3,204,160
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	4,010,016
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	1,740,000	GBP	2,327,960
Tesco PLC, 6.1500%, 11/15/37ž	903,000		924,686
Teva Pharmaceutical Finance Netherlands II BV, 4.1250%, 6/1/31	2,020,000	EUR	2,384,964
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	1,665,000		1,729,108
Teva Pharmaceutical Finance Netherlands III BV, 5.1250%, 5/9/29#	2,610,000		2,625,036
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	504,000		513,039
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	1,879,000	EUR	2,251,317
			79,857,198
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Insurance – 2.7%
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	$3,282,012
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,685,596
Brown & Brown Inc, 4.9000%, 6/23/30	$614,000		619,713
Brown & Brown Inc, 5.5500%, 6/23/35	287,000		292,665
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	2,152,813
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	5,181,860
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	2,480,000		2,568,082
			16,782,741
Technology – 7.7%
Almaviva-The Italian Innovation Co SpA, 5.0000%, 10/30/30ž	2,860,000	EUR	3,368,510
Alphabet Inc, 3.0000%, 5/6/33	1,010,000	EUR	1,180,258
Alphabet Inc, 3.3750%, 5/6/37	1,200,000	EUR	1,387,498
Alphabet Inc, 3.8750%, 5/6/45	1,190,000	EUR	1,387,348
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,728,091
Atlassian Corp, 5.5000%, 5/15/34	3,374,000		3,464,602
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, 8.5000%, 1/15/31	946,000	GBP	1,391,045
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,461,434
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		793,346
Gartner Inc, 3.7500%, 10/1/30ž	4,237,000		3,964,808
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl, 7.8750%, 5/1/29	1,163,000	EUR	1,417,040
Intel Corp, 4.0000%, 8/5/29	2,757,000		2,699,454
Iron Mountain Inc, 5.2500%, 7/15/30ž	2,071,000		2,042,673
Micron Technology Inc, 4.6630%, 2/15/30	2,397,000		2,391,898
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,960,529
MSCI Inc, 3.6250%, 9/1/30ž	2,483,000		2,328,915
Nexi SpA, 3.8750%, 5/21/31	1,000,000	EUR	1,187,459
NVIDIA Corp, 2.0000%, 6/15/31	719,000		637,848
Synopsys Inc, 5.1500%, 4/1/35	2,189,000		2,206,379
TeamSystem SpA, 5.0000%, 7/1/31ž	1,600,000	EUR	1,883,162
TeamSystem SpA, EURIBOR 3 Month + 3.2500%, 5.1940%, 7/1/32ž,‡	980,000	EUR	1,153,177
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,232,934
			48,268,408
Total Corporate Bonds (cost $384,051,055)			394,526,117
Foreign Government Bonds – 13.6%
Australia Government Bond, 1.7500%, 6/21/51	4,563,000	AUD	1,629,729
Federal Republic of Germany Bond, 2.5000%, 8/15/54	4,679,841	EUR	4,897,749
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32ž	15,857,092	EUR	16,257,143
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	11,886,451
New Zealand Government Bond, 1.5000%, 5/15/31	14,454,000	NZD	7,636,296
New Zealand Government Bond, 3.5000%, 4/14/33	31,465,000	NZD	18,109,299
New Zealand Government Bond, 4.5000%, 5/15/35	18,792,000	NZD	11,400,714
Swiss Confederation Government Bond, 0.2500%, 6/23/35	11,237,000	CHF	13,925,464
Total Foreign Government Bonds (cost $86,380,349)			85,742,845
Mortgage-Backed Securities – 4.9%
Fannie Mae Pool:
FS8341, 5.0000%, 9/1/53	4,124,770		4,071,687
DA1671, 5.0000%, 10/1/53	2,494,780		2,460,202
CB8129, 5.0000%, 3/1/54	5,868,054		5,776,237
CB8132, 5.0000%, 3/1/54	1,474,048		1,454,501
FS9509, 5.5000%, 11/1/54	6,268,638		6,346,480
			20,109,107
Freddie Mac Pool:
RJ1763, 5.0000%, 6/1/54	4,219,161		4,153,144
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
RJ2155, 5.0000%, 10/1/54	$2,332,316	$2,295,823
RJ3274, 5.5000%, 2/1/55	4,181,418	4,226,620
		10,675,587
Total Mortgage-Backed Securities (cost $30,422,276)		30,784,694
Investment Companies – 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $19,333,340)	19,329,474	19,333,340
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	161,868	161,868
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$40,467	40,467
Total Investments Purchased with Cash Collateral from Securities Lending (cost $202,335)		202,335
Total Investments (total cost $614,610,676) – 99.9%		629,092,121
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		791,251
Net Assets – 100%		$629,883,372

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$277,137,970	44.0%
United Kingdom	79,786,263	12.7
New Zealand	49,032,760	7.8
Netherlands	40,089,229	6.4
Switzerland	39,631,347	6.3
Ireland	27,649,707	4.4
France	21,083,988	3.3
Germany	14,227,721	2.3
Belgium	11,111,977	1.8
Luxembourg	10,203,264	1.6
Israel	9,503,464	1.5
Sweden	9,078,421	1.4
Supranational	8,039,940	1.3
Canada	7,943,716	1.3
Italy	7,592,308	1.2
Spain	5,469,865	0.9
Finland	4,676,021	0.7
Austria	2,914,143	0.5
Bermuda	2,290,288	0.4
Australia	1,629,729	0.2
Total	$629,092,121	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$36,078,390	$566,925,183	$(583,668,518)	$(1,715)	$-	$19,333,340	19,329,474	$855,821
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	98,874	16,942,602	(16,879,608)	-	-	161,868	161,868	16,586 ∆
Total Affiliated Investments - 3.1%
	$36,177,264	$583,867,785	$(600,548,126)	$(1,715)	$-	$19,495,208	19,491,342	$872,407

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	7/30/25	9,853,461	$(6,358,314)	$129,306
Australian Dollar	7/30/25	(12,849,505)	8,251,389	(208,857)
Australian Dollar	8/27/25	27,997,936	(18,056,242)	387,284
Australian Dollar	8/27/25	(29,320,141)	18,950,926	(363,599)
Australian Dollar	9/22/25	228,897	(149,048)	1,823
Australian Dollar	9/22/25	(3,071,525)	1,999,402	(25,098)
British Pound	7/30/25	639,358	(849,624)	27,953
British Pound	7/30/25	(3,578,639)	4,769,011	(142,991)
British Pound	8/27/25	239,483	(324,114)	4,660
British Pound	8/27/25	(31,907,050)	42,875,869	(927,825)
British Pound	9/22/25	2,573,365	(3,506,645)	26,874
British Pound	9/22/25	19,250	(26,451)	(18)
British Pound	9/22/25	(1,111,000)	1,526,517	990
British Pound	9/22/25	(7,376,307)	9,935,449	(193,044)
Canadian Dollar	7/30/25	2,944,934	(2,128,664)	37,901
Canadian Dollar	7/30/25	(2,046,117)	1,483,262	(22,052)
Canadian Dollar	8/27/25	395,936	(288,768)	2,861
Canadian Dollar	8/27/25	27,334	(20,159)	(26)
Canadian Dollar	8/27/25	(93,648)	69,244	268
Canadian Dollar	8/27/25	(947,533)	688,115	(9,796)
Canadian Dollar	9/22/25	267,810	(196,261)	1,252
Canadian Dollar	9/22/25	(648,891)	477,149	(1,416)
Euro	7/30/25	3,141,844	(3,558,368)	150,135
Euro	7/30/25	(75,956,266)	86,827,100	(2,828,549)
Euro	8/27/25	25,640,596	(29,460,817)	852,318
Euro	8/27/25	(93,344,853)	106,463,247	(3,892,027)
Euro	9/22/25	17,687,825	(20,659,687)	286,850
Euro	9/22/25	(79,861,532)	92,558,468	(2,016,337)
New Zealand Dollar	7/30/25	996,285	(593,022)	14,639
New Zealand Dollar	7/30/25	(62,344,747)	37,433,988	(591,768)
New Zealand Dollar	8/27/25	(36,103,342)	21,503,382	(535,403)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
New Zealand Dollar	9/22/25	33,454,536	$(20,302,335)	$137,704
New Zealand Dollar	9/22/25	(16,951,088)	10,254,537	(102,233)
Swiss Franc	7/30/25	(3,744,746)	4,605,132	(136,217)
Swiss Franc	8/27/25	7,489,492	(9,243,353)	267,877
Swiss Franc	8/27/25	(11,234,238)	13,743,935	(522,910)
Swiss Franc	9/22/25	18,260	(22,929)	336
Swiss Franc	9/22/25	(3,744,746)	4,640,758	(130,423)
Total				$(10,319,558)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	123	9/15/25	$9,276,576	$87,545
10-Year Canadian Bond	158	9/29/25	14,156,874	136,649
10-Year Long Gilt	275	9/30/25	35,110,478	256,340
5 Year US Treasury Note	520	10/3/25	56,680,000	149,727
Ultra 10 Year Treasury Note	563	9/30/25	64,331,547	802,368
Total				$1,432,629

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.44, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	6/20/30	39,050,000	USD	$2,475,808	$521,260	$2,997,068
iTraxx Europe, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	6/20/30	2,600,000	EUR	255,482	34,302	289,784
Total					2,731,290	555,562	3,286,852

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$-	$2,331,031	$-	$2,331,031
*Futures contracts	-	-	1,432,629	$1,432,629
*Swaps - centrally cleared	555,562	-	-	$555,562
Total Asset Derivatives	$555,562	$2,331,031	$1,432,629	$4,319,222
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$12,650,589	$-	$12,650,589

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$6,643,703	$6,643,703
Forward foreign currency exchange contracts	-	(13,337,007)	-	$(13,337,007)
Swap contracts	(12,723)	-	-	$(12,723)
Total	$(12,723)	$(13,337,007)	$6,643,703	$(6,706,027)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(88,271)	$(88,271)
Forward foreign currency exchange contracts	-	(10,146,448)	-	$(10,146,448)
Swap contracts	555,562	-	-	$555,562
Total	$555,562	$(10,146,448)	$(88,271)	$(9,679,157)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Developed World Bond Fund
Schedule of Investments
June 30, 2025

Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2025
Credit default swaps:
Average notional amount - buy protection	$4,000,000
Average notional amount - sell protection	21,888,930
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	178,611,377
Average amounts sold - in USD	622,621,474
Futures contracts:
Average notional amount of contracts - long	359,850,983
Average notional amount of contracts - short	17,116,959

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$2,331,031	$(2,331,031)	$—	$—
JPMorgan Chase Bank, National Association	197,417	—	(197,417)	—
Total	$2,528,448	$(2,331,031)	$(197,417)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$12,650,589	$(2,331,031)	$—	$10,319,558

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$135,786,260, which represents 21.6% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Janus Investment Fund | 11

Janus Henderson Developed World Bond Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$41,759,607	$-
Bank Loans and Mezzanine Loans	-	56,743,183	-
Corporate Bonds	-	394,526,117	-
Foreign Government Bonds	-	85,742,845	-
Mortgage-Backed Securities	-	30,784,694	-
Investment Companies	-	19,333,340	-
Investments Purchased with Cash Collateral from Securities Lending	-	202,335	-
Total Investments in Securities	$-	$629,092,121	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,331,031	-
Futures Contracts	1,432,629	-	-
Centrally Cleared Swaps	-	555,562	-
Total Assets	$1,432,629	$631,978,714	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$12,650,589	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

12 | June 30, 2025

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $595,115,468)(1)	$609,596,913
Affiliated investments, at value (cost $19,495,208)	19,495,208
Cash	49,876
Deposits with brokers for centrally cleared derivatives	3,338,663
Deposits with brokers for futures	3,517,738
Forward foreign currency exchange contracts	2,331,031
Variation margin receivable on futures contracts	390,591
Trustees' deferred compensation	17,969
Receivables:
Investments sold	22,072,347
Interest	5,898,086
Fund shares sold	579,532
Due from Sub-Administrator	347,840
Foreign tax reclaims	175,843
Dividends from affiliates	52,235
Other assets	2,096,229
Total Assets	669,960,101
Liabilities:
Foreign cash due to custodian	1,120,608
Collateral for securities loaned (Note 3)	202,335
Forward foreign currency exchange contracts	12,650,589
Variation margin payable on futures contracts	24,974
Variation margin payable on centrally cleared swaps	126,661
Payables:
Investments purchased	23,272,266
Fund shares repurchased	1,895,464
Advisory fees	196,150
Transfer agent fees and expenses	121,394
Dividends	117,911
Professional fees	91,175
Trustees' deferred compensation fees	17,969
Custodian fees	14,359
12b-1 Distribution and shareholder servicing fees	11,213
Trustees' fees and expenses	3,758
Affiliated fund administration fees payable	1,365
Accrued expenses and other payables	208,538
Total Liabilities	40,076,729
Commitments and contingent liabilities (Note 4)
Net Assets	$629,883,372
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Developed World Bond Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,118,901,275
Total distributable earnings (loss)	(489,017,903)
Total Net Assets	$629,883,372
Net Assets - Class A Shares	$28,418,319
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,635,899
Net Asset Value Per Share(2)	$7.82
Maximum Offering Price Per Share(3)	$8.21
Net Assets - Class C Shares	$6,413,387
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	826,796
Net Asset Value Per Share(2)	$7.76
Net Assets - Class D Shares	$47,600,595
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,097,668
Net Asset Value Per Share	$7.81
Net Assets - Class I Shares	$427,147,025
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,899,063
Net Asset Value Per Share	$7.78
Net Assets - Class N Shares	$100,578,565
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,925,956
Net Asset Value Per Share	$7.78
Net Assets - Class S Shares	$98,740
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,653
Net Asset Value Per Share	$7.80
Net Assets - Class T Shares	$19,626,741
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,516,547
Net Asset Value Per Share	$7.80

(1)	Includes $197,417 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Developed World Bond Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$33,942,562
Dividends from affiliates	855,821
Affiliated securities lending income, net	16,586
Unaffiliated securities lending income, net	4,369
Other income	504,259
Foreign tax withheld	(5,146)
Total Investment Income	35,318,451
Expenses:
Advisory fees	4,707,680
12b-1 Distribution and shareholder servicing fees:
Class A Shares	87,577
Class C Shares	81,796
Class S Shares	255
Transfer agent administrative fees and expenses:
Class D Shares	38,630
Class S Shares	258
Class T Shares	52,055
Transfer agent networking and omnibus fees:
Class A Shares	84,311
Class C Shares	7,432
Class I Shares	794,369
Other transfer agent fees and expenses:
Class A Shares	1,948
Class C Shares	412
Class D Shares	6,572
Class I Shares	21,201
Class N Shares	6,443
Class S Shares	18
Class T Shares	1,571
Custodian fees	146,625
Non-affiliated fund administration fees	135,268
Registration fees	127,720
Professional fees	72,666
Shareholder reports expense	70,405
Affiliated fund administration fees	29,114
Trustees' fees and expenses	14,648
Other expenses	200,101
Total Expenses	6,689,075
Less: Excess Expense Reimbursement and Waivers	(1,529,606)
Net Expenses	5,159,469
Net Investment Income/(Loss)	30,158,982
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Developed World Bond Fund
Statement of Operations
For the year ended June 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(47,373,101)
Investments in affiliates	(1,715)
Forward foreign currency exchange contracts	(13,337,007)
Futures contracts	6,643,703
Swap contracts	(12,723)
Total Net Realized Gain/(Loss) on Investments	(54,080,843)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	95,203,126
Forward foreign currency exchange contracts	(10,146,448)
Futures contracts	(88,271)
Swap contracts	555,562
Total Change in Unrealized Net Appreciation/Depreciation	85,523,969
Net Increase/(Decrease) in Net Assets Resulting from Operations	$61,602,108
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Developed World Bond Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$30,158,982	$36,207,269
Net realized gain/(loss) on investments	(54,080,843)	(76,234,700)
Change in unrealized net appreciation/depreciation	85,523,969	78,953,438
Net Increase/(Decrease) in Net Assets Resulting from Operations	61,602,108	38,926,007
Dividends and Distributions to Shareholders:
Class A Shares	(432,862)	—
Class C Shares	(42,051)	—
Class D Shares	(579,265)	—
Class I Shares	(9,029,856)	—
Class N Shares	(1,883,322)	—
Class S Shares	(1,154)	—
Class T Shares	(285,598)	—
Total Dividends and Distributions to Shareholders	(12,254,108)	—
Return of Capital on Dividends and Distributions:
Class A Shares	(690,082)	(1,275,732)
Class C Shares	(166,025)	(233,021)
Class D Shares	(690,985)	(722,357)
Class I Shares	(12,381,193)	(29,223,966)
Class N Shares	(2,552,357)	(4,406,806)
Class S Shares	(2,032)	(6,223)
Class T Shares	(410,178)	(714,336)
Total Return of Capital on Dividends and Distributions	(16,892,852)	(36,582,441)
Net Decrease from Dividends and Distributions to Shareholders	(29,146,960)	(36,582,441)
Capital Share Transactions:
Class A Shares	(16,882,668)	(18,864,651)
Class C Shares	(4,415,583)	(6,537,898)
Class D Shares	17,438,449	2,876,419
Class I Shares	(419,265,514)	(443,501,866)
Class N Shares	(71,381,313)	42,200,371
Class S Shares	(87,339)	(279,838)
Class T Shares	(2,969,940)	(14,956,733)
Net Increase/(Decrease) from Capital Share Transactions	(497,563,908)	(439,064,196)
Net Increase/(Decrease) in Net Assets	(465,108,760)	(436,720,630)
Net Assets:
Beginning of period	1,094,992,132	1,531,712,762
End of period	$629,883,372	$1,094,992,132
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Developed World Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.58	$7.55	$8.60	$9.93	$9.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.19	0.15	0.12	0.17
Net realized and unrealized gain/(loss)	0.24	0.03	(0.51)	(1.33)	0.26
Total from Investment Operations	0.50	0.22	(0.36)	(1.21)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—	(0.69)	(0.12)	(0.44)
Return of capital	(0.14)	(0.19)	—	—	—
Total Dividends and Distributions	(0.26)	(0.19)	(0.69)	(0.12)	(0.44)
Net Asset Value, End of Period	$7.82	$7.58	$7.55	$8.60	$9.93
Total Return*	6.66%	2.98%	(4.20)%	(12.28)%	4.30%
Net Assets, End of Period (in thousands)	$28,418	$43,893	$62,774	$81,662	$116,629
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.14%	1.02%	1.00%	0.93%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.80%	0.80%	0.83%	0.83%
Ratio of Net Investment Income/(Loss)	3.32%	2.46%	1.90%	1.25%	1.69%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.52	$7.49	$8.54	$9.85	$9.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.13	0.09	0.05	0.10
Net realized and unrealized gain/(loss)	0.24	0.04	(0.51)	(1.31)	0.24
Total from Investment Operations	0.44	0.17	(0.42)	(1.26)	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.63)	(0.05)	(0.36)
Return of capital	(0.12)	(0.14)	—	—	—
Total Dividends and Distributions	(0.20)	(0.14)	(0.63)	(0.05)	(0.36)
Net Asset Value, End of Period	$7.76	$7.52	$7.49	$8.54	$9.85
Total Return*	5.92%	2.24%	(4.94)%	(12.83)%	3.47%
Net Assets, End of Period (in thousands)	$6,413	$10,532	$17,016	$26,901	$36,918
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.74%	1.66%	1.64%	1.59%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%	1.53%	1.55%	1.54%	1.55%
Ratio of Net Investment Income/(Loss)	2.57%	1.73%	1.11%	0.54%	0.99%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Developed World Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.57	$7.54	$8.60	$9.92	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.20	0.16	0.13	0.19
Net realized and unrealized gain/(loss)	0.23	0.03	(0.52)	(1.31)	0.25
Total from Investment Operations	0.51	0.23	(0.36)	(1.18)	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—	(0.70)	(0.14)	(0.45)
Return of capital	(0.15)	(0.20)	—	—	—
Total Dividends and Distributions	(0.27)	(0.20)	(0.70)	(0.14)	(0.45)
Net Asset Value, End of Period	$7.81	$7.57	$7.54	$8.60	$9.92
Total Return*	6.84%	3.11%	(4.21)%	(12.06)%	4.43%
Net Assets, End of Period (in thousands)	$47,601	$29,135	$26,217	$29,812	$39,211
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.78%	0.75%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.69%	0.69%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	3.58%	2.61%	2.03%	1.40%	1.86%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.54	$7.52	$8.57	$9.89	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.20	0.17	0.14	0.19
Net realized and unrealized gain/(loss)	0.25	0.03	(0.51)	(1.31)	0.25
Total from Investment Operations	0.52	0.23	(0.34)	(1.17)	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	(0.71)	(0.15)	(0.46)
Return of capital	(0.15)	(0.21)	—	—	—
Total Dividends and Distributions	(0.28)	(0.21)	(0.71)	(0.15)	(0.46)
Net Asset Value, End of Period	$7.78	$7.54	$7.52	$8.57	$9.89
Total Return*	6.96%	3.10%	(3.98)%	(12.01)%	4.46%
Net Assets, End of Period (in thousands)	$427,147	$822,179	$1,263,864	$1,894,294	$2,151,534
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.77%	0.72%	0.69%	0.64%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.58%	0.58%	0.58%	0.58%
Ratio of Net Investment Income/(Loss)	3.54%	2.69%	2.07%	1.52%	1.94%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Developed World Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.55	$7.52	$8.57	$9.90	$9.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.21	0.17	0.15	0.19
Net realized and unrealized gain/(loss)	0.23	0.03	(0.51)	(1.33)	0.26
Total from Investment Operations	0.51	0.24	(0.34)	(1.18)	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	—	(0.71)	(0.15)	(0.46)
Return of capital	(0.16)	(0.21)	—	—	—
Total Dividends and Distributions	(0.28)	(0.21)	(0.71)	(0.15)	(0.46)
Net Asset Value, End of Period	$7.78	$7.55	$7.52	$8.57	$9.90
Total Return*	6.83%	3.24%	(4.00)%	(12.06)%	4.58%
Net Assets, End of Period (in thousands)	$100,579	$167,127	$124,577	$126,445	$69,800
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.65%	0.61%	0.59%	0.55%	0.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.58%	0.58%	0.55%	0.56%
Ratio of Net Investment Income/(Loss)	3.55%	2.77%	2.16%	1.59%	1.94%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson Developed World Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.57	$7.54	$8.59	$9.91	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.17	0.14	0.10	0.15
Net realized and unrealized gain/(loss)	0.23	0.03	(0.51)	(1.32)	0.25
Total from Investment Operations	0.47	0.20	(0.37)	(1.22)	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—	(0.68)	(0.10)	(0.42)
Return of capital	(0.14)	(0.17)	—	—	—
Total Dividends and Distributions	(0.24)	(0.17)	(0.68)	(0.10)	(0.42)
Net Asset Value, End of Period	$7.80	$7.57	$7.54	$8.59	$9.91
Total Return*	6.28%	2.70%	(4.42)%	(12.38)%	3.99%
Net Assets, End of Period (in thousands)	$99	$184	$470	$585	$527
Ratios to Average Net Assets:
Ratio of Gross Expenses	4.07%	2.10%	1.64%	1.50%	1.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.05%	1.04%	1.03%	1.02%
Ratio of Net Investment Income/(Loss)	3.11%	2.17%	1.67%	1.06%	1.50%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Developed World Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.56	$7.54	$8.59	$9.91	$9.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.18	0.15	0.13	0.17
Net realized and unrealized gain/(loss)	0.24	0.03	(0.51)	(1.32)	0.25
Total from Investment Operations	0.50	0.21	(0.36)	(1.19)	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—	(0.69)	(0.13)	(0.44)
Return of capital	(0.15)	(0.19)	—	—	—
Total Dividends and Distributions	(0.26)	(0.19)	(0.69)	(0.13)	(0.44)
Net Asset Value, End of Period	$7.80	$7.56	$7.54	$8.59	$9.91
Total Return*	6.70%	2.84%	(4.22)%	(12.17)%	4.23%
Net Assets, End of Period (in thousands)	$19,627	$21,942	$36,795	$74,856	$118,467
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.92%	0.86%	0.83%	0.78%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.81%	0.82%	0.77%	0.79%
Ratio of Net Investment Income/(Loss)	3.37%	2.44%	1.81%	1.31%	1.74%
Portfolio Turnover Rate	84%	29%	60%	86%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Developed World Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 25

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
26 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 27

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
28 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
Janus Investment Fund | 29

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults,
30 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
Janus Investment Fund | 31

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
32 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are
Janus Investment Fund | 33

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
34 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $197,417. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $202,335, resulting in the net amount due to the counterparty of $4,918.
Janus Investment Fund | 35

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30,
2025” table located in the Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45
The Fund’s actual investment advisory fee rate for the reporting period was 0.55% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.57%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may
36 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and
Janus Investment Fund | 37

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $291.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $147 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $101.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
38 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
As of June 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	42	7
Class S Shares	-	-
Class T Shares	-	-
5. Reprocessing of Shareholder Trades
During the year ended June 30, 2025, the Fund incurred losses resulting from a NAV error in the amount of $347,840. This amount is recorded as a receivable Due from Sub-Administrator as reported on the Statement of Assets and Liabilities. Due to the Fund’s shareholder activity being reprocessed utilizing the corrected NAV, the reimbursement is also reflected in the capital share transactions in the Statement of Changes in Net Assets.
6. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$(464,978,598)	$(34,519,926)	$(644)	$10,481,265
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(244,133,035)	$(220,845,563)	$(464,978,598)
Janus Investment Fund | 39

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and straddle loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$618,610,856	$22,700,309	$(12,219,044)	$10,481,265
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(5,687,622)	$87,545	$-	$87,545
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$12,254,108	$-	$16,892,852	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$-	$36,582,441	$25,998,702
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
40 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
7. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	824,532	$6,408,579	1,040,379	$7,835,548
Reinvested dividends and distributions	115,817	902,640	145,712	1,099,241
Shares repurchased	(3,097,585)	(24,193,887)	(3,707,847)	(27,799,440)
Net Increase/(Decrease)	(2,157,236)	$(16,882,668)	(2,521,756)	$(18,864,651)
Class C Shares:
Shares sold	41,714	$325,191	286,424	$2,143,791
Reinvested dividends and distributions	26,050	201,375	29,610	221,872
Shares repurchased	(641,642)	(4,942,149)	(1,186,396)	(8,903,561)
Net Increase/(Decrease)	(573,878)	$(4,415,583)	(870,362)	$(6,537,898)
Class D Shares:
Shares sold	3,466,934	$26,847,685	1,743,845	$13,191,171
Reinvested dividends and distributions	160,279	1,246,207	92,387	697,459
Shares repurchased	(1,378,137)	(10,655,443)	(1,462,915)	(11,012,211)
Net Increase/(Decrease)	2,249,076	$17,438,449	373,317	$2,876,419
Class I Shares:
Shares sold	16,856,257	$130,782,203	43,046,418	$323,972,067
Reinvested dividends and distributions	2,616,223	20,292,786	3,642,548	27,385,493
Shares repurchased	(73,551,815)	(570,340,503)	(105,813,392)	(794,859,426)
Net Increase/(Decrease)	(54,079,335)	$(419,265,514)	(59,124,426)	$(443,501,866)
Class N Shares:
Shares sold	3,951,932	$30,601,364	18,704,920	$141,558,018
Reinvested dividends and distributions	564,815	4,380,185	570,043	4,291,342
Shares repurchased	(13,737,585)	(106,362,862)	(13,690,769)	(103,648,989)
Net Increase/(Decrease)	(9,220,838)	$(71,381,313)	5,584,194	$42,200,371
Class S Shares:
Shares sold	1,308	$10,296	2,118	$15,925
Reinvested dividends and distributions	410	3,186	826	6,223
Shares repurchased	(13,359)	(100,821)	(40,964)	(301,986)
Net Increase/(Decrease)	(11,641)	$(87,339)	(38,020)	$(279,838)
Class T Shares:
Shares sold	674,793	$5,235,659	535,916	$4,035,380
Reinvested dividends and distributions	83,183	646,306	88,769	668,669
Shares repurchased	(1,141,947)	(8,851,905)	(2,605,196)	(19,660,782)
Net Increase/(Decrease)	(383,971)	$(2,969,940)	(1,980,511)	$(14,956,733)
8. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$694,468,951	$1,133,325,517	$4,103,153	$46,342,962
9. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
Janus Investment Fund | 41

Janus Henderson Developed World Bond Fund
Notes to Financial Statements
10. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
42 | June 30, 2025

Janus Henderson Developed World Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Developed World Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Developed World Bond Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 43

Janus Henderson Developed World Bond Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	100%
Return of Capital Distributions	$16,892,852
44 | June 30, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 45

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
46 | June 30, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 47

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
48 | June 30, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 49

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
50 | June 30, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 51

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
52 | June 30, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 53

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
54 | June 30, 2025

Janus Henderson Developed World Bond Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 55

Janus Henderson Developed World Bond Fund
Notes
56 | June 30, 2025

Janus Henderson Developed World Bond Fund
Notes
Janus Investment Fund | 57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93077 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Flexible Bond Fund
Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 32.3%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.4920%, 9/15/34ž,‡	$4,050,930	$4,012,993
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,354,615	2,358,205
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 6.0426%, 6/15/40ž,‡	6,211,000	6,233,791
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 6.1425%, 6/15/40ž,‡	2,119,000	2,115,158
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	191,834	188,703
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	191,074	186,639
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	954,429	879,925
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	673,537	640,804
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,084,752	1,074,906
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	6,115,924	6,070,087
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	4,261,842	4,200,876
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	4,764,723	4,778,166
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	895,630	823,499
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5552%, 10/24/36ž,‡	3,163,000	3,170,285
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	139,399	139,141
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.4895%, 1/22/35ž,‡	6,848,787	6,866,175
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 7/20/37ž,‡	1,159,727	1,164,858
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,463,816
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4931%, 1/27/50ž,‡	2,396,255	2,097,046
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.5072%, 11/27/48ž,‡	560,000	537,771
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.4144%, 11/27/48ž,‡	1,112,000	1,061,755
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	5,186,972	4,778,433
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	4,964,627	4,575,411
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,802,481	3,226,835
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6461%, 7/15/37ž,‡	9,186,000	9,214,117
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/42ž,‡	6,590,000	6,564,402
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	6,286,000	6,646,333
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	7,398,253	7,503,104
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	2,865,000	2,781,927
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	3,738,948	3,651,883
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,549,000	1,457,435
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	4,041,103
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	5,348,000	5,338,655
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	4,808,914	4,803,396
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3762%, 9/15/36ž,‡	5,995,108	5,971,579
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0762%, 9/15/36ž,‡	6,296,414	6,250,211
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0610%, 4/15/39ž,‡	4,209,119	4,203,592
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2518%, 11/15/28ž,‡	$5,526,864	$5,526,852
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0008%, 11/15/28ž,‡	4,740,391	4,740,306
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	6,888,832	6,896,727
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 8/15/39ž,‡	9,221,835	9,243,391
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9017%, 8/15/39ž,‡	2,850,032	2,854,701
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1933%, 10/15/41ž,‡	3,116,919	3,136,573
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6046%, 12/15/39ž,‡	4,120,580	4,124,171
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9541%, 12/15/39ž,‡	1,899,809	1,901,421
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8032%, 7/15/29ž,‡	6,380,507	6,379,189
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	7,894,000	7,960,264
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	2,036,000	2,071,932
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	1,086,000	1,111,141
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4787%, 2/15/35ž,‡	6,220,000	6,196,178
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.9419%, 7/15/42ž,‡	2,678,000	2,680,920
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 6.1919%, 7/15/42ž,‡	7,326,000	7,335,610
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4556%, 3/15/30ž,‡	7,909,000	7,859,694
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7052%, 3/15/30ž,‡	1,731,000	1,718,114
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8398%, 10/19/37ž,‡	8,278,000	8,290,618
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9535%, 8/15/41ž,‡	4,269,000	4,263,361
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6026%, 8/15/41ž,‡	3,139,063	3,180,756
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7111%, 1/22/35ž,‡	7,300,000	7,312,457
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.2811%, 1/22/35ž,‡	2,775,193	2,780,748
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	6,425,000	6,430,787
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,105,112	6,848,938
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	2,608,695	2,450,641
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,421,195	5,437,843
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,903,775	15,939,231
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 2/25/50ž,‡	2,628,860	2,581,238
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1410%, 1/23/35ž,‡	2,232,376	2,238,203
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	121,710	118,388
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1528%, 6/15/41ž,‡	4,244,767	4,227,392
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	10,340,000	10,487,452
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	5,301,000	5,371,705
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	3,300,000	3,328,636
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 11/25/41ž,‡	8,480,614	8,538,864
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.1552%, 12/25/41ž,‡	$652,011	$650,780
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 12/25/41ž,‡	3,943,000	3,964,242
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4552%, 12/25/41ž,‡	6,109,000	6,274,262
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2052%, 4/25/42ž,‡	187,413	188,212
Connecticut Avenue Securities Trust 2022-R07 1M1, US 30 Day Average SOFR + 2.9500%, 7.2562%, 6/25/42ž,‡	1,113,824	1,141,670
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/27/43ž,‡	2,298,158	2,311,820
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2562%, 9/25/43ž,‡	1,002,144	1,010,144
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/26/43ž,‡	1,932,842	1,938,931
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/44ž,‡	1,796,912	1,796,074
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 3/25/44ž,‡	1,103,898	1,104,117
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4052%, 5/25/44ž,‡	1,442,838	1,442,637
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 7/25/44ž,‡	904,978	904,344
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4062%, 1/25/45ž,‡	1,026,774	1,027,331
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 2/27/45ž,‡	2,075,422	2,077,439
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.9052%, 3/27/45ž,‡	6,120,765	6,150,662
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	5,174,337	5,183,670
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,‡	3,718,000	3,736,570
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	1,186,776	1,198,104
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	6,204,000	4,676,164
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	199,054	199,634
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 10/15/36ž,‡	4,289,000	4,295,431
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,143,698	1,141,706
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	1,251,249	1,267,119
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,484,407
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,108,703
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	7,192,305
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	887,107	888,643
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,196,468
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,738,588
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	2,799,514	2,824,067
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	6,001,000	6,001,000
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	75,209	75,091
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	3,818,140	3,439,741
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	5,022,434	4,500,092
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	2,378,287	2,418,698
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,099,532	2,137,793
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	1,513,651	1,528,949
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,017,864	2,997,752
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	3,271,177	3,286,046
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	3,531,670	3,631,401
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	2,241,000	2,240,971
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	2,527,739	2,420,525
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	$7,596,169	$6,428,819
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	4,380,000	4,379,107
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	819,854	812,494
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4052%, 9/25/41ž,‡	1,319,182	1,329,773
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6552%, 12/25/41ž,‡	7,413,000	7,513,626
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4052%, 3/25/42ž,‡	2,824,062	2,840,734
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4062%, 4/27/43ž,‡	1,360,735	1,382,385
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 6/25/43ž,‡	217,691	219,035
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1552%, 11/25/43ž,‡	1,912,181	1,927,742
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/44ž,‡	2,773,180	2,776,795
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 10/25/44ž,‡	1,099,772	1,099,437
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/45ž,‡	2,045,306	2,046,379
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	1,351,266	1,353,779
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4552%, 2/27/45ž,‡	4,760,834	4,759,766
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	1,347,000	1,248,670
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	6,532,892	5,553,050
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,514,030	5,548,765
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.5955%, 1/20/39ž,‡	6,961,000	6,971,442
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	1,985,000	1,988,685
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 5/15/41ž,‡	7,775,000	7,796,821
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9646%, 11/25/41ž,‡	9,296,000	9,298,513
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2410%, 1/23/35ž,‡	2,113,425	2,119,883
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,073,610
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	6,504,000	6,541,959
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	5,206,000	5,213,411
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,439,183
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	505,812	502,248
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	146,000	144,689
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	2,538,286	2,540,177
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6118%, 3/15/42ž,‡	5,588,000	5,574,032
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	360,019	360,072
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9029%, 6/15/39ž,‡	5,125,301	5,127,305
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	926,785	922,938
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	939,354	951,635
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	1,720,000	1,728,506
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,685,120
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,098,285	2,122,420
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	6,445,724	6,472,178
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5265%, 3/15/38ž,‡	704,772	700,790
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6070%, 5/15/39ž,‡	6,610,000	6,399,777
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	$1,483,249	$1,491,785
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.8605%, 10/16/37ž,‡	3,126,000	3,131,775
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6295%, 7/20/37ž,‡	9,324,578	9,353,616
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	5,107,000	5,107,000
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	458,136	459,043
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	3,762,349	3,478,323
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	4,816,889	4,454,844
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,536,790	2,157,651
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	1,991,635	1,948,344
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2274%, 4/15/38ž,‡	1,293,573	1,293,544
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7774%, 4/15/38ž,‡	4,734,268	4,734,757
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	6,122,645	6,122,645
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,370,038	1,341,253
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	4,150,070	4,134,041
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	2,492,000	2,490,613
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9531%, 3/15/41ž,‡	9,402,000	9,407,982
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	596,831	590,584
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,602,341	1,554,539
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	3,323,962	3,350,380
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	6,600,000	6,612,540
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 10/19/37ž,‡	4,518,000	4,525,049
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	4,337,809	4,250,548
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,305,000	1,296,013
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8395%, 7/20/37ž,‡	2,037,063	2,040,199
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5298%, 10/17/36ž,‡	6,848,787	6,860,752
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 7/15/37ž,‡	695,086	696,194
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,613,590	1,369,313
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,269,723	3,605,044
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4009%, 11/15/40ž,‡	1,062,964	1,062,956
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5477%, 11/15/40ž,‡	1,240,006	1,240,107
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	3,151,891	3,044,234
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	3,643,795	3,520,989
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	2,311,229	2,311,905
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,360,199	1,323,108
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	3,040,567	2,900,054
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	4,631,154	4,326,589
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	12,500,000	12,638,327
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	9,219,000	9,323,696
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2311%, 1/22/35ž,‡	2,192,711	2,200,605
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	6,590,962	6,785,799
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,436,530	3,523,965
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	$2,053,493	$2,080,268
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,439,960	2,451,982
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	4,047,496
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,863,156
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/35ž,‡	7,499,000	7,449,397
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8540%, 11/15/34ž,‡	7,206,000	7,201,388
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	468,848	412,128
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	352,344	310,778
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6495%, 7/21/37ž,‡	6,450,000	6,471,366
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3120%, 1/15/39ž,‡	3,548,000	3,533,844
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1570%, 11/15/38ž,‡	684,495	684,073
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,872	1,335,028
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6049%, 4/15/42ž,‡	2,053,000	2,049,169
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6395%, 10/21/37ž,‡	6,913,000	6,940,682
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	4,402,712	4,800,420
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	2,095,455	2,110,483
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	1,960,000	1,965,257
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	6,674,443	7,061,844
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	4,572,101	4,218,548
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	6,324,000	6,276,867
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,832,197
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3265%, 7/15/39ž,‡	3,768,000	3,656,316
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8195%, 7/20/37ž,‡	2,638,439	2,642,144
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6765%, 2/15/40ž,‡	548,796	548,849
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3025%, 8/15/41ž,‡	9,691,967	9,650,106
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.8018%, 8/15/41ž,‡	3,694,749	3,668,111
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	7,753,000	7,782,997
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	992,939	906,590
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,405,745	2,116,137
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	483,749	479,711
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	3,596,856	3,306,236
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,482,054	1,487,688
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	2,305,204	2,339,089
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	2,689,604	2,700,531
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	7,406,057	7,452,976
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	2,898,648	2,936,449
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	4,925,004	4,950,288
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	4,018,025	4,009,795
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	6,325,902	6,300,081
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	3,837,008	3,840,259
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	3,225,185	3,230,812
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	1,420,327	1,427,297
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	4,109,955	4,123,836
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	1,904,643	1,914,731
Woodward Capital Management 2025-CES4 A1A, 5.8110%, 5/25/55ž,Ç	3,586,715	3,615,197
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2025-CES5 A1A, 5.6870%, 5/25/55‡	$2,414,718	$2,434,496
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	1,719,000	1,727,632
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $884,377,659)		881,730,940
Bank Loans and Mezzanine Loans – 2.7%
Capital Goods – 0.6%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.5000%, 6.8268%, 8/4/31‡	13,578,547	13,581,304
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 2/10/32‡	2,564,930	2,566,859
		16,148,163
Consumer Cyclical – 0.9%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	8,196,704	8,198,754
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	4,098,345	4,099,369
Life Time Inc, CME Term SOFR 3 Month + 2.5000%, 6.7847%, 11/5/31‡	10,720,555	10,775,786
		23,073,909
Consumer Non-Cyclical – 0.2%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 10/23/28‡	6,275,578	6,294,468
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 9/30/31‡	4,032,528	4,034,276
Talen Energy Supply LLC, CME Term SOFR 3 Month + 2.5000%, 6.8077%, 12/13/31‡	1,992,985	2,002,049
		6,036,325
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 3 Month + 2.2500%, 6.5195%, 4/21/32‡	2,895,000	2,891,381
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0456%, 4/10/31‡	12,638,878	12,595,450
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 6.9797%, 4/9/32‡	5,418,000	5,432,900
		18,028,350
Total Bank Loans and Mezzanine Loans (cost $72,343,012)		72,472,596
Corporate Bonds – 25.4%
Banking – 3.5%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	10,474,000	10,735,322
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	6,622,000	6,728,866
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,191,086
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,489,000	1,540,259
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	7,460,000	8,428,649
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	4,894,000	4,982,322
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	6,394,000	6,493,344
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	5,446,000	5,573,478
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	5,768,000	5,914,963
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	4,356,000	3,887,704
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	3,537,000	3,623,312
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,018,000	2,071,004
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	2,831,000	2,917,826
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,764,946
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,894,563
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,554,000	3,617,807
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	3,550,000	3,617,379
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	9,683,000	9,933,185
		96,916,015
Basic Industry – 0.7%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	9,347,000	9,234,660
Novelis Corp, 3.2500%, 11/15/26ž	3,958,000	3,894,575
Verde Purchaser LLC, 10.5000%, 11/30/30ž	5,400,000	5,845,473
		18,974,708
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – 1.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34	$2,415,000	$2,484,930
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	304,000	307,612
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	1,336,000	1,370,767
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,720,127
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	7,691,000	7,764,420
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,054,000
LPL Holdings Inc, 5.1500%, 6/15/30	3,730,000	3,776,247
LPL Holdings Inc, 6.0000%, 5/20/34	4,178,000	4,320,359
LPL Holdings Inc, 5.6500%, 3/15/35	6,372,000	6,406,556
LPL Holdings Inc, 5.7500%, 6/15/35	3,771,000	3,815,062
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	5,773,000	5,831,067
		43,851,147
Capital Goods – 1.9%
Berry Global Inc, 5.8000%, 6/15/31	4,910,000	5,159,489
Berry Global Inc, 5.6500%, 1/15/34	3,847,000	3,970,036
Boeing Co/The, 5.1500%, 5/1/30	4,476,000	4,557,013
Boeing Co/The, 6.3880%, 5/1/31	4,203,000	4,516,940
Bombardier Inc, 7.4500%, 5/1/34ž	8,794,000	9,560,573
Ferguson Enterprises Inc, 5.0000%, 10/3/34	8,394,000	8,330,551
JH North America Holdings Inc, 5.8750%, 1/31/31ž	1,951,000	1,968,036
JH North America Holdings Inc, 6.1250%, 7/31/32ž	2,172,000	2,208,064
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	4,334,000	4,456,738
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	4,096,000	4,196,901
Vontier Corp, 2.9500%, 4/1/31	4,509,000	4,030,173
		52,954,514
Communications – 1.3%
AppLovin Corp, 5.3750%, 12/1/31	4,227,000	4,301,286
AppLovin Corp, 5.5000%, 12/1/34	6,424,000	6,522,259
AppLovin Corp, 5.9500%, 12/1/54	1,475,000	1,440,531
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	10,173,000	10,893,661
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	6,896,000	7,357,741
T-Mobile USA Inc, 5.1250%, 5/15/32	2,014,000	2,053,863
T-Mobile USA Inc, 5.3000%, 5/15/35	3,559,000	3,603,617
		36,172,958
Consumer Cyclical – 1.7%
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	8,772,056	9,224,912
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	4,532,000	4,541,466
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,551,000	1,637,295
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,525,000	1,604,903
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	2,528,000	2,623,651
General Motors Co, 5.6250%, 4/15/30	3,462,000	3,538,517
General Motors Co, 6.2500%, 4/15/35	2,228,000	2,292,252
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	609,686
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	3,378,000	3,608,265
KB Home, 4.0000%, 6/15/31	2,549,000	2,366,264
NCL Corporation Ltd, 6.7500%, 2/1/32ž	5,647,000	5,769,136
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	6,003,000	5,981,902
ZF North America Capital Inc, 6.7500%, 4/23/30ž	3,023,000	2,903,029
		46,701,278
Consumer Non-Cyclical – 2.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,458,000	4,564,228
CVS Health Corp, 5.2500%, 2/21/33	785,000	790,245
CVS Health Corp, 5.7000%, 6/1/34	3,275,000	3,371,924
HCA Inc, 3.6250%, 3/15/32	6,113,000	5,638,544
HCA Inc, 5.6000%, 4/1/34	3,785,000	3,872,613
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	7,269,000	7,675,272
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Mattel Inc, 3.7500%, 4/1/29ž	$6,002,000	$5,750,989
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,521,000	4,341,724
Solventum Corp, 5.4000%, 3/1/29	5,668,000	5,836,712
Solventum Corp, 5.4500%, 3/13/31	6,976,000	7,243,540
Solventum Corp, 5.6000%, 3/23/34	8,817,000	9,073,978
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	6,743,000	6,932,512
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	2,652,000	2,600,488
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	4,201,000	4,290,149
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	3,376,000	3,436,548
Universal Health Services Inc, 2.6500%, 10/15/30	3,798,000	3,386,367
		78,805,833
Electric – 1.5%
American Electric Power Co Inc, 5.6250%, 3/1/33	5,427,000	5,641,592
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 1.9610%, 6.5000%, 6/1/55‡	9,800,000	9,823,452
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	3,935,000	4,044,442
Liberty Utilities Co, 5.8690%, 1/31/34ž	4,882,000	4,976,149
NRG Energy Inc, 6.0000%, 2/1/33ž	2,641,000	2,667,320
PSEG Power LLC, 5.2000%, 5/15/30ž	4,673,000	4,768,536
PSEG Power LLC, 5.7500%, 5/15/35ž	6,351,000	6,540,646
Xcel Energy Inc, 5.6000%, 4/15/35	2,674,000	2,729,919
		41,192,056
Energy – 3.1%
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,464,000	1,486,308
Civitas Resources Inc, 8.7500%, 7/1/31ž	2,714,000	2,744,150
Civitas Resources Inc, 9.6250%, 6/15/33ž	5,261,000	5,393,477
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	6,146,000	6,172,653
DT Midstream Inc, 4.1250%, 6/15/29ž	6,147,000	5,936,930
DT Midstream Inc, 4.3750%, 6/15/31ž	9,231,000	8,839,462
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,348,489
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	5,395,000	5,613,255
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	6,456,000	6,552,233
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	3,019,666
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	8,110,033
Occidental Petroleum Corp, 5.2000%, 8/1/29	2,550,000	2,558,201
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,442,925
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,273,367
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,015,000	3,121,198
Occidental Petroleum Corp, 5.3750%, 1/1/32	4,756,000	4,716,863
Sunoco LP, 6.2500%, 7/1/33ž	4,975,000	5,058,077
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,183,000	6,560,690
		83,947,977
Finance Companies – 1.5%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	4,159,000	4,435,551
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	6,264,000	6,393,816
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000	3,085,668
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,173,000	7,223,929
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	1,737,000	1,813,348
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	2,615,000	2,767,491
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	738,283
Rocket Cos Inc, 6.1250%, 8/1/30ž	2,698,000	2,749,343
Rocket Cos Inc, 6.3750%, 8/1/33ž	11,317,000	11,579,560
		40,786,989
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	3,930,000	3,979,314
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	3,170,000	3,203,478
		7,182,792
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – 2.0%
Aon North America Inc, 5.4500%, 3/1/34	$5,364,000	$5,509,841
Arthur J Gallagher & Co, 5.0000%, 2/15/32	895,000	907,068
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000	3,194,847
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,237,000	2,238,055
Centene Corp, 4.2500%, 12/15/27	13,594,000	13,503,515
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000	3,996,270
Health Care Service Corp, 5.4500%, 6/15/34ž	7,170,000	7,285,243
Health Care Service Corp, 5.8750%, 6/15/54ž	3,037,000	2,957,949
Humana Inc, 5.9500%, 3/15/34	10,534,000	10,952,545
UnitedHealth Group Inc, 5.1500%, 7/15/34	3,588,000	3,624,230
UnitedHealth Group Inc, 5.3000%, 6/15/35	1,190,000	1,212,875
		55,382,438
Professional Services – 0.8%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	20,597,000	20,903,668
Real Estate Investment Trusts (REITs) – 0.4%
American Tower Trust I, 5.4900%, 3/15/28ž	10,515,000	10,648,614
Technology – 2.2%
CACI International Inc, 6.3750%, 6/15/33ž	2,344,000	2,418,886
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	4,127,000	4,209,896
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	1,868,000	1,764,740
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	1,480,000	1,518,030
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	3,230,000	3,348,480
Intel Corp, 2.4500%, 11/15/29	1,773,000	1,620,007
Intel Corp, 5.7000%, 2/10/53	4,689,000	4,363,764
Intel Corp, 5.6000%, 2/21/54	1,172,000	1,075,195
Keysight Technologies Inc, 4.9500%, 10/15/34	5,478,000	5,415,813
Marvell Technology Inc, 4.7500%, 7/15/30	1,973,000	1,981,736
Marvell Technology Inc, 5.4500%, 7/15/35	4,198,000	4,227,214
Molex Electronic Technologies LLC, 5.2500%, 4/30/32ž	3,949,000	4,007,122
MSCI Inc, 4.0000%, 11/15/29ž	10,082,000	9,756,197
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	2,637,000	2,738,707
Synopsys Inc, 5.0000%, 4/1/32	9,097,000	9,214,661
Western Digital Corp, 4.7500%, 2/15/26	1,212,000	1,208,811
		58,869,259
Total Corporate Bonds (cost $678,592,895)		693,290,246
Mortgage-Backed Securities – 21.7%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	650,921	563,056
3.5000%, TBA, 30 Year Maturity	430,206	387,334
5.0000%, TBA, 30 Year Maturity	311,000	304,836
6.0000%, TBA, 30 Year Maturity	2,929,864	2,977,709
		4,232,935
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	14,621	14,057
BO4725, 2.5000%, 11/1/34	1,453,777	1,372,581
BO7717, 3.0000%, 11/1/34	76,334	73,461
BO5957, 3.0000%, 12/1/34	87,028	83,560
FS3713, 2.5000%, 12/1/36	2,073,869	1,949,810
995757, 6.0000%, 2/1/37	520,909	545,516
AL6997, 4.5000%, 11/1/42	528,315	524,421
AB7563, 3.0000%, 1/1/43	115,703	105,466
MA1363, 3.0000%, 2/1/43	179,442	162,898
AL5942, 5.0000%, 7/1/44	2,703,435	2,714,231
AL5887, 4.5000%, 10/1/44	1,180,313	1,163,601
AL6542, 4.5000%, 3/1/45	1,913,616	1,886,522
AL6842, 4.0000%, 5/1/45	183,665	176,229
AL7381, 4.5000%, 6/1/45	957,063	941,737
CA4646, 3.0000%, 2/1/48	268,385	240,571
BJ9181, 5.0000%, 5/1/48	441,632	441,588
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
MA3521, 4.0000%, 11/1/48	$1,399,696	$1,322,202
BN3899, 4.0000%, 12/1/48	206,981	195,522
FM3664, 4.0000%, 3/1/49	294,504	278,199
CA3683, 4.5000%, 6/1/49	74,738	72,541
BJ8459, 3.0000%, 8/1/49	1,282,948	1,112,353
BO4113, 3.0000%, 8/1/49	325,378	282,112
CA4035, 4.5000%, 8/1/49	119,141	115,639
BO2983, 3.0000%, 9/1/49	190,890	169,888
MA3774, 3.0000%, 9/1/49	10,654	9,345
MA3908, 4.5000%, 1/1/50	166,876	161,978
CA5573, 4.0000%, 4/1/50	593,555	557,540
MA4079, 3.0000%, 7/1/50	6,168,006	5,398,695
BK2913, 2.5000%, 8/1/50	633,750	539,626
FM5076, 4.0000%, 8/1/50	507,820	477,007
FS2713, 4.5000%, 10/1/50	2,856,039	2,779,467
FS5362, 4.5000%, 12/1/50	3,904,143	3,789,550
FS2546, 4.0000%, 3/1/51	109,217	103,170
MA4378, 2.0000%, 7/1/51	15,104,317	12,019,797
FS0359, 2.5000%, 1/1/52	4,366,113	3,682,311
CB2681, 3.5000%, 1/1/52	1,537,153	1,408,072
FS0662, 2.5000%, 2/1/52	20,637,401	17,392,486
FS5130, 2.5000%, 2/1/52	15,845,542	13,333,903
CB2750, 2.5000%, 2/1/52	6,894,588	5,765,652
CB2891, 3.0000%, 2/1/52	4,033,771	3,534,747
BV2802, 3.0000%, 2/1/52	548,431	479,378
CB2907, 3.5000%, 2/1/52	4,129,732	3,782,623
FS1081, 2.5000%, 3/1/52	8,824,556	7,409,482
CB3043, 2.5000%, 3/1/52	8,819,161	7,432,483
FS5988, 2.5000%, 3/1/52	6,638,406	5,575,894
CB3042, 2.5000%, 3/1/52	3,259,776	2,750,873
BT2256, 2.5000%, 3/1/52	745,738	626,154
BV2965, 2.5000%, 3/1/52	632,995	531,490
BV5152, 2.5000%, 3/1/52	614,625	517,985
BV2962, 2.5000%, 3/1/52	257,238	216,633
BV4144, 3.0000%, 3/1/52	3,260,937	2,854,766
BV5379, 3.0000%, 4/1/52	2,026,826	1,784,386
BV5380, 3.0000%, 4/1/52	1,778,837	1,557,072
CB3240, 3.0000%, 4/1/52	14,387	12,591
BV5394, 3.5000%, 4/1/52	2,364,322	2,160,925
FS1869, 3.5000%, 4/1/52	1,645,928	1,505,509
BV5393, 3.5000%, 4/1/52	1,268,425	1,160,702
BV8485, 3.5000%, 4/1/52	775,769	709,031
FS1301, 3.5000%, 4/1/52	615,310	558,483
BV4203, 3.5000%, 4/1/52	438,949	401,703
BV8484, 3.5000%, 4/1/52	422,857	386,945
BV7632, 4.5000%, 4/1/52	355,464	341,118
BV6879, 4.5000%, 4/1/52	299,219	287,143
BW0081, 4.5000%, 4/1/52	169,118	162,280
BV7132, 4.5000%, 4/1/52	137,016	131,476
BW0072, 4.5000%, 4/1/52	125,566	120,499
BV7131, 4.5000%, 4/1/52	95,115	91,270
FS6926, 2.5000%, 5/1/52	14,672,465	12,333,396
BV8544, 3.5000%, 5/1/52	1,203,698	1,100,057
CB3501, 3.5000%, 5/1/52	1,045,456	949,107
FS3377, 4.0000%, 5/1/52	1,045,762	987,863
BW0343, 4.5000%, 5/1/52	488,642	468,884
FS9074, 3.0000%, 6/1/52	7,838,878	6,837,513
FS5668, 3.0000%, 6/1/52	4,449,151	3,880,801
FS9620, 3.0000%, 6/1/52	2,674,956	2,338,250
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS3160, 3.0000%, 6/1/52	$557,306	$487,007
CB3837, 3.5000%, 6/1/52	7,287,442	6,664,040
FS2144, 3.5000%, 6/1/52	4,112,296	3,765,227
FS5339, 3.0000%, 7/1/52	3,172,498	2,772,683
FS5491, 3.0000%, 7/1/52	2,402,494	2,099,440
CB4076, 3.5000%, 7/1/52	1,054,311	964,120
CB4329, 3.5000%, 7/1/52	349,834	320,282
BW0972, 4.5000%, 7/1/52	1,889,632	1,816,633
CB4320, 3.5000%, 8/1/52	699,726	639,814
BW7369, 5.0000%, 10/1/52	1,596,604	1,578,841
BW1288, 5.0000%, 10/1/52	712,613	704,296
BT8021, 5.0000%, 1/1/53	1,050,342	1,038,400
BX5759, 5.0000%, 1/1/53	358,415	354,176
BX5969, 5.0000%, 2/1/53	428,994	424,047
BX8071, 5.0000%, 3/1/53	261,875	258,344
BX7860, 5.5000%, 3/1/53	327,510	331,314
BX9351, 5.0000%, 4/1/53	509,650	502,779
BY0782, 5.5000%, 4/1/53	186,622	188,764
BY1920, 5.0000%, 5/1/53	259,755	256,237
BY1896, 5.5000%, 5/1/53	342,927	346,841
BY0866, 5.5000%, 5/1/53	177,023	179,043
BY3263, 5.0000%, 6/1/53	374,208	369,092
BY2783, 5.0000%, 6/1/53	313,275	309,012
FS5292, 5.5000%, 6/1/53	8,944,220	9,064,249
BY4284, 5.5000%, 6/1/53	147,304	149,367
CB6686, 4.5000%, 7/1/53	1,845,325	1,787,942
FS9027, 5.5000%, 7/1/53	15,667,108	15,849,165
BY6374, 5.5000%, 7/1/53	422,701	427,469
BY7004, 5.5000%, 7/1/53	199,013	201,767
CB6851, 4.5000%, 8/1/53	1,258,215	1,218,993
BY6690, 5.0000%, 8/1/53	307,738	304,063
CB7112, 5.5000%, 9/1/53	7,229,207	7,320,524
CB7430, 5.5000%, 11/1/53	1,999,411	2,033,267
FS8037, 6.0000%, 1/1/54	1,872,009	1,936,321
CB8221, 5.5000%, 3/1/54	10,080,324	10,133,809
CB8134, 5.5000%, 3/1/54	3,706,157	3,767,894
FS7607, 6.0000%, 3/1/54	1,611,416	1,662,743
FS7643, 6.0000%, 4/1/54	3,905,241	4,028,709
CB8543, 6.0000%, 5/1/54	6,328,137	6,508,158
CB8818, 5.0000%, 7/1/54	2,942,782	2,901,386
FS9246, 5.5000%, 10/1/54	1,772,437	1,791,736
CB9612, 5.5000%, 12/1/54	6,159,835	6,187,679
BF0130, 3.5000%, 8/1/56	14,812,950	13,387,341
BF0167, 3.0000%, 2/1/57	8,477,792	7,258,284
BF0189, 3.0000%, 6/1/57	31,531	26,900
BF0619, 2.5000%, 3/1/62	14,606,978	11,741,071
BF0598, 2.5000%, 3/1/62	2,920,090	2,394,939
		297,797,024
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	438,258	414,535
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	4,595,472	4,478,086
ZK8962, 3.0000%, 9/1/32	166,199	160,912
ZK9009, 3.0000%, 10/1/32	214,253	207,222
ZK9163, 3.0000%, 1/1/33	119,527	115,668
SB0040, 2.5000%, 12/1/33	4,096,146	3,940,637
QN0786, 3.0000%, 10/1/34	39,599	38,060
QN0783, 3.0000%, 10/1/34	17,151	16,468
QN0951, 2.5000%, 11/1/34	1,481,457	1,400,097
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SB0116, 2.5000%, 11/1/34	$523,541	$494,687
SB0866, 2.5000%, 6/1/37	6,102,228	5,704,043
ZS3695, 6.0000%, 4/1/40	817,071	857,236
ZT1145, 4.5000%, 5/1/44	805,045	792,154
ZT1257, 3.0000%, 1/1/46	73,788	66,998
ZT1173, 4.0000%, 2/1/46	2,413,247	2,290,030
ZT1633, 4.0000%, 3/1/47	5,379	5,124
ZM7182, 4.5000%, 7/1/48	648,438	631,054
ZM7926, 5.0000%, 9/1/48	113,026	112,488
ZT1320, 4.0000%, 11/1/48	125,348	118,408
SI2017, 4.0000%, 12/1/48	1,523,082	1,438,766
ZA7158, 4.5000%, 6/1/49	106,164	102,403
RA1087, 4.5000%, 7/1/49	757,671	730,826
RA1088, 4.5000%, 7/1/49	136,659	132,642
QA2159, 3.0000%, 8/1/49	367,387	318,535
RA1188, 4.5000%, 8/1/49	749,573	723,015
QA4936, 3.0000%, 12/1/49	540,282	473,905
QA5622, 3.0000%, 12/1/49	258,161	226,444
RA1999, 4.5000%, 1/1/50	504,225	486,360
SD8040, 4.5000%, 1/1/50	127,182	123,449
SD1551, 4.0000%, 3/1/50	1,446,426	1,366,344
QB1708, 2.5000%, 8/1/50	340,608	290,126
QB2976, 2.5000%, 8/1/50	133,903	114,016
QB3353, 2.5000%, 9/1/50	598,492	509,419
SD1143, 4.5000%, 9/1/50	4,321,017	4,205,170
RA5285, 2.5000%, 5/1/51	4,359,905	3,656,801
QC5848, 2.5000%, 8/1/51	12,133,628	10,169,375
RA5906, 2.5000%, 9/1/51	8,507,400	7,153,791
SD0688, 2.5000%, 10/1/51	10,682,315	8,975,860
SD7548, 2.5000%, 11/1/51	5,422,721	4,581,826
QD6087, 2.5000%, 1/1/52	1,333,877	1,127,610
QD4842, 2.5000%, 1/1/52	854,361	721,981
QD7069, 2.5000%, 2/1/52	2,020,431	1,702,749
QD9513, 2.5000%, 2/1/52	957,215	800,545
QD6554, 3.0000%, 2/1/52	925,804	810,593
QD6555, 3.0000%, 2/1/52	600,512	528,816
SD0931, 2.5000%, 3/1/52	8,588,217	7,205,652
QD8288, 2.5000%, 3/1/52	347,062	291,408
QD9182, 3.0000%, 3/1/52	1,061,595	934,730
QE0318, 4.5000%, 3/1/52	79,774	76,555
SD0943, 3.5000%, 4/1/52	1,663,981	1,524,121
QE0354, 3.5000%, 4/1/52	863,568	789,277
QE1072, 3.5000%, 4/1/52	844,425	771,781
QE1073, 3.5000%, 4/1/52	262,455	240,166
QD9191, 3.5000%, 4/1/52	220,557	201,842
SD8212, 2.5000%, 5/1/52	11,623,747	9,674,534
SD3493, 2.5000%, 5/1/52	3,584,903	3,014,450
SD1041, 3.0000%, 6/1/52	10,123,225	8,919,680
SD7023, 3.0000%, 6/1/52	2,684,883	2,341,850
SD1840, 3.0000%, 6/1/52	1,902,271	1,662,316
QF0488, 5.5000%, 9/1/52	1,749,462	1,765,941
QF2386, 5.0000%, 10/1/52	3,073,332	3,033,815
QF2145, 5.0000%, 10/1/52	98,485	97,218
QF2437, 5.5000%, 10/1/52	117,331	119,401
QF7813, 5.0000%, 1/1/53	207,259	204,886
QF6841, 5.0000%, 1/1/53	180,748	178,389
QF8398, 5.0000%, 3/1/53	746,579	736,560
QF9871, 5.0000%, 3/1/53	718,008	708,328
QG1442, 5.0000%, 4/1/53	827,368	813,627
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG2380, 5.0000%, 5/1/53	$1,760,907	$1,736,944
QG3598, 5.0000%, 5/1/53	1,041,645	1,027,470
QG3742, 5.0000%, 5/1/53	185,870	183,340
SD2897, 5.5000%, 5/1/53	1,405,440	1,414,080
QG2543, 5.5000%, 5/1/53	521,935	527,892
QG3917, 5.0000%, 6/1/53	1,370,485	1,351,835
QG4742, 5.0000%, 6/1/53	698,174	686,349
QG5161, 5.0000%, 6/1/53	653,573	642,283
QG5055, 5.0000%, 6/1/53	558,893	549,427
QG4676, 5.0000%, 6/1/53	265,369	260,785
QG3912, 5.5000%, 6/1/53	1,723,632	1,743,304
QG4741, 5.5000%, 6/1/53	396,209	396,769
QG6693, 5.5000%, 7/1/53	1,897,976	1,919,384
QG7441, 5.5000%, 7/1/53	1,030,641	1,042,266
SD4294, 5.5000%, 9/1/53	1,436,983	1,460,793
RA9851, 6.0000%, 9/1/53	11,329,388	11,651,088
SD4009, 6.0000%, 9/1/53	3,261,841	3,367,314
SD4668, 6.0000%, 10/1/53	5,891,871	6,026,098
SD4247, 6.5000%, 11/1/53	4,204,914	4,402,239
SD5067, 5.5000%, 3/1/54	1,622,381	1,642,374
QI2699, 5.5000%, 4/1/54	980,785	998,510
RJ1341, 6.0000%, 4/1/54	4,603,171	4,734,120
RJ2292, 5.5000%, 9/1/54	4,841,199	4,895,408
RJ2663, 5.0000%, 10/1/54	2,087,168	2,057,807
RJ3021, 5.5000%, 12/1/54	11,773,249	11,826,468
RJ4000, 5.5000%, 4/1/55	105,836	106,611
SL1226, 5.5000%, 5/1/55	12,611,033	12,760,709
RJ4363, 5.5000%, 6/1/55	3,651,000	3,698,005
		201,316,938
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	14,314,002	12,161,706
4.0000%, TBA, 30 Year Maturity	1,882,256	1,749,564
5.0000%, TBA, 30 Year Maturity	4,526,907	4,446,405
		18,357,675
Ginnie Mae I Pool:
BC7161, 4.0000%, 8/15/47	413,613	392,413
BD7109, 4.0000%, 11/15/47	306,272	290,574
BD7135, 4.0000%, 12/15/47	1,059,025	1,003,792
		1,686,779
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	8,875,983	7,962,902
BB9835, 4.0000%, 8/20/47	279,126	264,467
BB9814, 4.0000%, 8/20/47	107,012	101,393
MA5021, 4.5000%, 2/20/48	1,144,729	1,119,377
MA5192, 4.0000%, 5/20/48	4,916,530	4,637,562
BH3672, 4.5000%, 5/20/48	395,364	384,316
MA5264, 4.0000%, 6/20/48	1,377,096	1,298,959
MA5400, 5.0000%, 8/20/48	1,314,603	1,312,129
MA5930, 3.5000%, 5/20/49	11,646,267	10,721,784
MA7255, 2.5000%, 3/20/51	11,273,494	9,585,762
MA7313, 3.0000%, 4/20/51	3,896,782	3,450,916
MA7473, 3.0000%, 7/20/51	5,912,176	5,234,341
MA7535, 3.0000%, 8/20/51	17,032,883	15,078,738
785843, 2.5000%, 1/20/52	8,067,052	6,771,019
		67,923,665
Total Mortgage-Backed Securities (cost $610,431,546)		591,729,551
United States Treasury Notes/Bonds – 15.7%
3.7500%, 6/30/27	28,311,000	28,328,694
3.8750%, 6/15/28	38,702,000	38,907,604
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
United States Treasury Notes/Bonds – (continued)
4.0000%, 5/31/30	$194,395,500	$196,278,707
4.1250%, 5/31/32	3,969,000	4,002,489
4.2500%, 5/15/35	133,238,600	133,446,785
5.0000%, 5/15/45	7,583,000	7,789,163
4.6250%, 2/15/55	21,369,000	20,801,386
Total United States Treasury Notes/Bonds (cost $425,087,496)		429,554,828
Investment Companies£ – 3.7%
Exchange-Traded Funds (ETFs) – 0.7%
Janus Henderson Emerging Markets Debt Hard Currency	370,000	19,147,204
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº	82,210,423	82,226,865
Total Investment Companies (cost $101,003,725)		101,374,069
Total Investments (total cost $2,771,836,333) – 101.5%		2,770,152,230
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(40,959,632)
Net Assets – 100%		$2,729,192,598

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,706,980,853	97.7%
Israel	17,259,697	0.6
Canada	13,770,469	0.5
Australia	9,234,660	0.3
Luxembourg	8,198,754	0.3
Ireland	7,223,929	0.3
United Kingdom	4,580,839	0.2
Germany	2,903,029	0.1
Total	$2,770,152,230	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 3.7%
Exchange-Traded Funds (ETFs) - 0.7%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$18,781,200	$-	$-	$366,004	$19,147,204	370,000	$86,094
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	124,598,646	1,181,240,053	(1,223,606,513)	(771)	(4,550)	82,226,865	82,210,423	6,337,145
Total Investment Companies - 3.7%
	$124,598,646	$1,200,021,253	$(1,223,606,513)	$(771)	$361,454	$101,374,069	82,580,423	$6,423,239
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	14,302,614	407,468,018	(421,770,632)	-	-	-	-	98,408 ∆
Total Affiliated Investments - 3.7%
	$138,901,260	$1,607,489,271	$(1,645,377,145)	$(771)	$361,454	$101,374,069	82,580,423	$6,521,647
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,777	10/3/25	$369,657,649	$854,494
5 Year US Treasury Note	3,939	10/3/25	429,351,000	4,542,572
Ultra Long Term US Treasury Bond	1,236	9/30/25	147,238,500	3,155,849
US Treasury Long Bond	2,059	9/30/25	237,750,156	6,676,026
Total - Futures Long				15,228,941
Futures Short:
10 Year US Treasury Note	906	9/30/25	(101,585,250)	(1,626,008)
Ultra 10 Year Treasury Note	1,658	9/30/25	(189,452,406)	(1,802,600)
Total - Futures Short				(3,428,608)
Total				$11,800,333
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$15,228,941
Liability Derivatives:
*Futures contracts	$3,428,608

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(13,243,992)	$(13,243,992)
Swap contracts	62,230	-	$62,230
Total	$62,230	$(13,243,992)	$(13,181,762)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$440,636
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Flexible Bond Fund
Schedule of Investments
June 30, 2025

Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2025
Futures contracts:
Average notional amount of contracts - long	$1,233,636,883
Average notional amount of contracts - short	272,319,108
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$1,153,599,643, which represents 42.3% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$1,304,799	$1,296,013	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
18 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$881,730,940	$-
Bank Loans and Mezzanine Loans	-	72,472,596	-
Corporate Bonds	-	693,290,246	-
Mortgage-Backed Securities	-	591,729,551	-
United States Treasury Notes/Bonds	-	429,554,828	-
Investment Companies	19,147,204	82,226,865	-
Total Investments in Securities	$19,147,204	$2,751,005,026	$-
Other Financial Instruments(a):
Futures Contracts	15,228,941	-	-
Total Assets	$34,376,145	$2,751,005,026	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,428,608	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 19

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $2,670,832,608)	$2,668,778,161
Affiliated investments, at value (cost $101,003,725)	101,374,069
Cash	230,253
Collateral for To Be Announced transactions	30,000
Deposits with brokers for futures	15,870,000
Variation margin receivable on futures contracts	3,842,264
Trustees' deferred compensation	77,715
Receivables:
Investments sold	101,185,500
Interest	16,635,326
Fund shares sold	2,418,388
Dividends from affiliates	277,884
Other assets	35,257
Total Assets	2,910,754,817
Liabilities:
Variation margin payable on futures contracts	703,049
Payables:
Investments purchased	151,977,633
TBA investments purchased	22,324,803
Fund shares repurchased	3,942,581
Dividends	1,094,025
Advisory fees	793,358
Transfer agent fees and expenses	279,838
Professional fees	82,962
Trustees' deferred compensation fees	77,715
12b-1 Distribution and shareholder servicing fees	42,919
Trustees' fees and expenses	13,141
Affiliated fund administration fees payable	5,535
Custodian fees	2,240
Accrued expenses and other payables	222,420
Total Liabilities	181,562,219
Commitments and contingent liabilities (Note 4)
Net Assets	$2,729,192,598
See footnotes at the end of the Statement.
See Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,310,238,789
Total distributable earnings (loss)	(581,046,191)
Total Net Assets	$2,729,192,598
Net Assets - Class A Shares	$100,839,773
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,785,063
Net Asset Value Per Share(1)	$9.35
Maximum Offering Price Per Share(2)	$9.82
Net Assets - Class C Shares	$17,240,416
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,843,376
Net Asset Value Per Share(1)	$9.35
Net Assets - Class D Shares	$440,319,209
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,080,067
Net Asset Value Per Share	$9.35
Net Assets - Class I Shares	$1,191,198,843
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	127,348,710
Net Asset Value Per Share	$9.35
Net Assets - Class N Shares	$705,617,595
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	75,497,089
Net Asset Value Per Share	$9.35
Net Assets - Class R Shares	$11,874,758
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,269,356
Net Asset Value Per Share	$9.35
Net Assets - Class S Shares	$14,772,452
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,579,377
Net Asset Value Per Share	$9.35
Net Assets - Class T Shares	$247,329,552
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	26,451,440
Net Asset Value Per Share	$9.35

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Flexible Bond Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$137,891,260
Dividends from affiliates	6,423,239
Affiliated securities lending income, net	98,408
Unaffiliated securities lending income, net	25,573
Other income	905,607
Total Investment Income	145,344,087
Expenses:
Advisory fees	11,093,939
12b-1 Distribution and shareholder servicing fees:
Class A Shares	254,431
Class C Shares	178,207
Class R Shares	66,687
Class S Shares	38,004
Transfer agent administrative fees and expenses:
Class D Shares	463,277
Class R Shares	33,961
Class S Shares	38,047
Class T Shares	668,136
Transfer agent networking and omnibus fees:
Class A Shares	173,519
Class C Shares	12,224
Class I Shares	1,017,167
Other transfer agent fees and expenses:
Class A Shares	5,352
Class C Shares	802
Class D Shares	71,526
Class I Shares	37,718
Class N Shares	26,447
Class R Shares	382
Class S Shares	272
Class T Shares	2,846
Shareholder reports expense	201,666
Registration fees	135,374
Professional fees	89,905
Affiliated fund administration fees	85,675
Trustees' fees and expenses	52,255
Custodian fees	39,291
Other expenses	489,420
Total Expenses	15,276,530
Less: Excess Expense Reimbursement and Waivers	(1,419,050)
Net Expenses	13,857,480
Net Investment Income/(Loss)	131,486,607
Net Realized Gain/(Loss) on Investments:
Investments	7,442,630
Investments in affiliates	(771)
Futures contracts	(13,243,992)
Swap contracts	62,230
Total Net Realized Gain/(Loss) on Investments	(5,739,903)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	43,496,531
Investments in affiliates	361,454
Futures contracts	440,636
Total Change in Unrealized Net Appreciation/Depreciation	44,298,621
Net Increase/(Decrease) in Net Assets Resulting from Operations	$170,045,325
See Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson Flexible Bond Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$131,486,607	$124,140,450
Net realized gain/(loss) on investments	(5,739,903)	(135,924,674)
Change in unrealized net appreciation/depreciation	44,298,621	105,217,097
Net Increase/(Decrease) in Net Assets Resulting from Operations	170,045,325	93,432,873
Dividends and Distributions to Shareholders:
Class A Shares	(4,710,334)	(4,665,824)
Class C Shares	(729,851)	(883,554)
Class D Shares	(20,526,540)	(19,359,312)
Class I Shares	(60,642,432)	(63,346,853)
Class N Shares	(31,682,553)	(22,304,784)
Class R Shares	(577,805)	(621,298)
Class S Shares	(684,728)	(607,502)
Class T Shares	(12,711,741)	(13,615,380)
Net Decrease from Dividends and Distributions to Shareholders	(132,265,984)	(125,404,507)
Capital Share Transactions:
Class A Shares	(1,704,588)	(10,326,342)
Class C Shares	(2,581,121)	(8,639,104)
Class D Shares	21,890,824	(25,870,927)
Class I Shares	(68,143,531)	(230,719,019)
Class N Shares	172,526,372	49,063,821
Class R Shares	(2,594,430)	(3,202,639)
Class S Shares	(856,357)	1,040,680
Class T Shares	(31,908,722)	(68,926,362)
Net Increase/(Decrease) from Capital Share Transactions	86,628,447	(297,579,892)
Net Increase/(Decrease) in Net Assets	124,407,788	(329,551,526)
Net Assets:
Beginning of period	2,604,784,810	2,934,336,336
End of period	$2,729,192,598	$2,604,784,810
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.41	0.31	0.17	0.20
Net realized and unrealized gain/(loss)	0.14	(0.09)	(0.46)	(1.38)	0.04
Total from Investment Operations	0.57	0.32	(0.15)	(1.21)	0.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.41)	(0.31)	(0.19)	(0.22)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.43)	(0.41)	(0.31)	(0.19)	(0.22)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	6.31%	3.57%	(1.50)%	(11.00)%	2.19%
Net Assets, End of Period (in thousands)	$100,840	$101,055	$112,400	$113,840	$144,886
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.88%	0.88%	0.89%	0.85%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.70%	0.71%	0.76%	0.86%
Ratio of Net Investment Income/(Loss)	4.60%	4.43%	3.26%	1.59%	1.74%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37	0.34	0.24	0.09	0.13
Net realized and unrealized gain/(loss)	0.14	(0.08)	(0.46)	(1.38)	0.05
Total from Investment Operations	0.51	0.26	(0.22)	(1.29)	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.35)	(0.24)	(0.11)	(0.16)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.37)	(0.35)	(0.24)	(0.11)	(0.16)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	5.62%	2.83%	(2.21)%	(11.62)%	1.60%
Net Assets, End of Period (in thousands)	$17,240	$19,528	$28,509	$44,112	$74,867
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.51%	1.50%	1.51%	1.49%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.44%	1.43%	1.43%	1.45%	1.44%
Ratio of Net Investment Income/(Loss)	3.95%	3.68%	2.47%	0.88%	1.17%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.45	0.42	0.32	0.19	0.23
Net realized and unrealized gain/(loss)	0.14	(0.09)	(0.45)	(1.38)	0.05
Total from Investment Operations	0.59	0.33	(0.13)	(1.19)	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.45)	(0.42)	(0.33)	(0.21)	(0.26)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.45)	(0.42)	(0.33)	(0.21)	(0.26)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	6.57%	3.71%	(1.37)%	(10.83)%	2.49%
Net Assets, End of Period (in thousands)	$440,319	$412,081	$442,271	$496,739	$639,286
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.59%	0.59%	0.59%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.54%	0.56%	0.57%	0.57%	0.57%
Ratio of Net Investment Income/(Loss)	4.85%	4.57%	3.38%	1.78%	2.03%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | June 30, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.43	0.33	0.20	0.24
Net realized and unrealized gain/(loss)	0.14	(0.09)	(0.45)	(1.38)	0.04
Total from Investment Operations	0.60	0.34	(0.12)	(1.18)	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.43)	(0.34)	(0.22)	(0.26)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.46)	(0.43)	(0.34)	(0.22)	(0.26)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	6.64%	3.83%	(1.25)%	(10.75)%	2.56%
Net Assets, End of Period (in thousands)	$1,191,199	$1,240,734	$1,489,875	$1,527,891	$1,967,268
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.53%	0.53%	0.53%	0.51%	0.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.47%	0.45%	0.46%	0.47%	0.50%
Ratio of Net Investment Income/(Loss)	4.91%	4.67%	3.51%	1.87%	2.10%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.20	$9.29	$9.76	$11.15	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.43	0.33	0.21	0.24
Net realized and unrealized gain/(loss)	0.16	(0.09)	(0.46)	(1.38)	0.04
Total from Investment Operations	0.62	0.34	(0.13)	(1.17)	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.47)	(0.43)	(0.34)	(0.22)	(0.27)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.47)	(0.43)	(0.34)	(0.22)	(0.27)
Net Asset Value, End of Period	$9.35	$9.20	$9.29	$9.76	$11.15
Total Return*	6.81%	3.84%	(1.35)%	(10.63)%	2.54%
Net Assets, End of Period (in thousands)	$705,618	$526,371	$481,188	$549,639	$487,997
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.45%	0.45%	0.45%	0.43%	0.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.42%	0.45%	0.45%	0.43%	0.43%
Ratio of Net Investment Income/(Loss)	4.97%	4.70%	3.51%	1.94%	2.18%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | June 30, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.39	0.36	0.26	0.12	0.16
Net realized and unrealized gain/(loss)	0.15	(0.08)	(0.45)	(1.38)	0.04
Total from Investment Operations	0.54	0.28	(0.19)	(1.26)	0.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.40)	(0.37)	(0.27)	(0.14)	(0.19)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.40)	(0.37)	(0.27)	(0.14)	(0.19)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	5.91%	3.06%	(1.98)%	(11.38)%	1.80%
Net Assets, End of Period (in thousands)	$11,875	$14,254	$17,622	$20,102	$25,664
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.21%	1.20%	1.21%	1.18%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.19%	1.20%	1.18%	1.16%
Ratio of Net Investment Income/(Loss)	4.22%	3.93%	2.75%	1.16%	1.45%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.38	0.29	0.15	0.19
Net realized and unrealized gain/(loss)	0.14	(0.08)	(0.46)	(1.38)	0.04
Total from Investment Operations	0.56	0.30	(0.17)	(1.23)	0.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)	(0.39)	(0.29)	(0.17)	(0.21)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.42)	(0.39)	(0.29)	(0.17)	(0.21)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	6.17%	3.32%	(1.74)%	(11.17)%	2.11%
Net Assets, End of Period (in thousands)	$14,772	$15,403	$14,489	$15,002	$19,114
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.97%	0.96%	0.97%	0.95%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.95%	0.95%	0.94%	0.94%
Ratio of Net Investment Income/(Loss)	4.47%	4.20%	3.01%	1.41%	1.66%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | June 30, 2025

Janus Henderson Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.21	$9.30	$9.76	$11.16	$11.14
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.41	0.31	0.18	0.22
Net realized and unrealized gain/(loss)	0.14	(0.09)	(0.45)	(1.38)	0.04
Total from Investment Operations	0.58	0.32	(0.14)	(1.20)	0.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.41)	(0.32)	(0.20)	(0.24)
Return of capital	—	—	— (2)	—	—
Total Dividends and Distributions	(0.44)	(0.41)	(0.32)	(0.20)	(0.24)
Net Asset Value, End of Period	$9.35	$9.21	$9.30	$9.76	$11.16
Total Return*	6.44%	3.59%	(1.48)%	(10.93)%	2.39%
Net Assets, End of Period (in thousands)	$247,330	$275,359	$347,983	$383,193	$547,371
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.70%	0.69%	0.70%	0.68%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.68%	0.69%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	4.72%	4.44%	3.27%	1.67%	1.94%
Portfolio Turnover Rate(3)	153%	170%	195%	158%	132%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
32 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 33

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
34 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
Janus Investment Fund | 35

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
36 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.
Janus Investment Fund | 37

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at June 30, 2025.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing
38 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Janus Investment Fund | 39

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign
40 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward
Janus Investment Fund | 41

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
42 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2025.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40
The Fund’s actual investment advisory fee rate for the reporting period was 0.41% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.40% for at least a one-year period commencing on October 28, 2024. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.45%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended June 30, 2025, the Adviser waived $8,039 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson
Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
Janus Investment Fund | 43

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $2,182.
44 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $100.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to
Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$5,740,385	$-	$(585,189,325)	$-	$(52,717)	$(1,544,534)
Janus Investment Fund | 45

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(358,110,221)	$(227,079,104)	$(585,189,325)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,771,696,764	$31,856,736	$(33,401,270)	$(1,544,534)
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$11,800,333	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$132,265,984	$-	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$125,404,507	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
46 | June 30, 2025

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,844,464	$26,478,770	2,180,833	$19,955,277
Reinvested dividends and distributions	369,238	3,449,341	367,217	3,362,536
Shares repurchased	(3,403,021)	(31,632,699)	(3,664,893)	(33,644,155)
Net Increase/(Decrease)	(189,319)	$(1,704,588)	(1,116,843)	$(10,326,342)
Class C Shares:
Shares sold	460,997	$4,310,040	314,555	$2,896,318
Reinvested dividends and distributions	73,750	689,404	91,226	835,170
Shares repurchased	(811,324)	(7,580,565)	(1,351,548)	(12,370,592)
Net Increase/(Decrease)	(276,577)	$(2,581,121)	(945,767)	$(8,639,104)
Class D Shares:
Shares sold	7,953,635	$74,081,435	3,277,784	$30,094,255
Reinvested dividends and distributions	2,052,317	19,177,772	1,969,330	18,039,072
Shares repurchased	(7,665,358)	(71,368,383)	(8,070,207)	(74,004,254)
Net Increase/(Decrease)	2,340,594	$21,890,824	(2,823,093)	$(25,870,927)
Class I Shares:
Shares sold	32,078,201	$298,742,067	34,110,321	$313,275,224
Reinvested dividends and distributions	5,596,524	52,310,172	5,993,730	54,905,147
Shares repurchased	(45,005,393)	(419,195,770)	(65,622,533)	(598,899,390)
Net Increase/(Decrease)	(7,330,668)	$(68,143,531)	(25,518,482)	$(230,719,019)
Class N Shares:
Shares sold	27,614,082	$259,013,940	16,973,727	$155,259,947
Reinvested dividends and distributions	3,129,106	29,206,700	2,166,830	19,838,147
Shares repurchased	(12,435,582)	(115,694,268)	(13,733,680)	(126,034,273)
Net Increase/(Decrease)	18,307,606	$172,526,372	5,406,877	$49,063,821
Class R Shares:
Shares sold	128,284	$1,194,473	223,479	$2,042,943
Reinvested dividends and distributions	61,025	570,496	66,792	611,888
Shares repurchased	(467,123)	(4,359,399)	(637,822)	(5,857,470)
Net Increase/(Decrease)	(277,814)	$(2,594,430)	(347,551)	$(3,202,639)
Class S Shares:
Shares sold	321,202	$2,988,102	420,136	$3,854,351
Reinvested dividends and distributions	73,180	683,894	66,193	606,561
Shares repurchased	(487,237)	(4,528,353)	(372,136)	(3,420,232)
Net Increase/(Decrease)	(92,855)	$(856,357)	114,193	$1,040,680
Class T Shares:
Shares sold	6,138,780	$57,378,740	2,950,609	$27,118,884
Reinvested dividends and distributions	1,340,996	12,528,954	1,464,100	13,405,531
Shares repurchased	(10,928,453)	(101,816,416)	(11,943,064)	(109,450,777)
Net Increase/(Decrease)	(3,448,677)	$(31,908,722)	(7,528,355)	$(68,926,362)
7. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,564,342,440	$1,771,759,435	$2,438,989,455	$2,155,080,164
Janus Investment Fund | 47

Janus Henderson Flexible Bond Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
48 | June 30, 2025

Janus Henderson Flexible Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Flexible Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Flexible Bond Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 49

Janus Henderson Flexible Bond Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	95%
50 | June 30, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 51

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
52 | June 30, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 53

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
54 | June 30, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 55

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
56 | June 30, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 57

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
58 | June 30, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 59

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
60 | June 30, 2025

Janus Henderson Flexible Bond Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93019 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Global Allocation Fund – Conservative
Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 33.5%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	436,289	$5,332,565
Janus Henderson Enterprise Fund - Class N Shares£	41,451	6,156,632
Janus Henderson European Focus Fund - Class N Shares£	113,621	6,353,800
Janus Henderson Growth and Income Fund - Class N Shares£	89,133	6,734,020
Janus Henderson Overseas Fund - Class N Shares£	195,133	10,167,315
Janus Henderson Research Fund - Class N Shares£	91,321	8,446,253
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	11,660	174,577
Janus Henderson Triton Fund - Class N Shares£	1,498	41,665
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	171,925	2,147,347
		45,554,174
Exchange-Traded Funds (ETFs) – 35.7%
iShares Core International Aggregate Bond	455,844	23,289,069
iShares Russell 2000 Value	21,207	3,345,617
Janus Henderson Emerging Markets Debt Hard Currency£	200,624	10,382,132
Janus Henderson Small Cap Growth Alpha£	1,092	73,655
Vanguard FTSE Emerging Markets	174,895	8,650,307
Vanguard Value	16,489	2,914,267
		48,655,047
Fixed Income Funds – 30.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,245,615	17,471,791
Janus Henderson Flexible Bond Fund - Class N Shares£	2,437,311	22,785,933
Janus Henderson High-Yield Fund - Class N Shares£	93,332	689,721
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	55,577	160,065
		41,107,510
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£	821,019	821,184
Total Investments (total cost $126,769,273) – 100.0%		136,137,915
Cash, Receivables and Other Assets, net of Liabilities – 0%		32,539
Net Assets – 100%		$136,170,454
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 72.0%
Equity Funds - 33.5%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$3,701,019	$1,819,364	$(660,359)	$131,747	$340,794	$5,332,565	436,289	$95,168	$60,492
Janus Henderson Enterprise Fund - Class N Shares
	6,341,881	876,576	(1,394,212)	5,289	327,098	6,156,632	41,451	77,529	365,281
Janus Henderson European Focus Fund - Class N Shares
	-	6,034,250	(267,997)	(2,978)	590,525	6,353,800	113,621	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	6,969,933	1,425,985	(1,704,389)	(108,805)	151,296	6,734,020	89,133	62,787	902,315
Janus Henderson Overseas Fund - Class N Shares
	18,499,851	1,367,128	(11,031,551)	1,542,998	(211,111)	10,167,315	195,133	310,140	-
Janus Henderson Research Fund - Class N Shares
	5,669,934	2,725,521	(986,678)	(14,078)	1,051,554	8,446,253	91,321	10,594	279,888
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	376,979	50,838	(221,916)	12,538	(43,862)	174,577	11,660	10,181	19,046
Janus Henderson Triton Fund - Class N Shares
	135,240	17,076	(105,849)	4,385	(9,187)	41,665	1,498	439	9,224
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	997,159	1,146,886	(208,671)	13,037	198,936	2,147,347	171,925	24,874	28,743
Total Equity Funds - 33.5%
	$42,691,996	$15,463,624	$(16,581,622)	$1,584,133	$2,396,043	$45,554,174	1,152,031	$591,712	$1,664,989
Exchange-Traded Funds (ETFs) - 7.7%
Janus Henderson Emerging Markets Debt Hard Currency
	-	10,725,211	(452,281)	(9,470)	118,672	10,382,132	200,624	154,768	-
Janus Henderson Small Cap Growth Alpha
	888,026	47,473	(898,042)	43,287	(7,089)	73,655	1,092	10,425	-
Total Exchange-Traded Funds (ETFs) - 7.7%
	$888,026	$10,772,684	$(1,350,323)	$33,817	$111,583	$10,455,787	201,716	$165,193	$-
Fixed Income Funds - 30.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	27,726,621	2,533,327	(14,445,581)	633,859	1,023,565	17,471,791	2,245,615	(111,626) þ	-
Janus Henderson Flexible Bond Fund - Class N Shares
	20,168,197	5,558,003	(3,270,177)	(126,280)	456,190	22,785,933	2,437,311	1,042,694	-
Janus Henderson High-Yield Fund - Class N Shares
	891,373	115,496	(333,305)	8,040	8,117	689,721	93,332	58,903	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	465,419	44,905	(356,278)	(4,145)	10,164	160,065	55,577	19,523	-
Total Fixed Income Funds - 30.2%
	$49,251,610	$8,251,731	$(18,405,341)	$511,474	$1,498,036	$41,107,510	4,831,835	$1,009,494	$-
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	1,691,622	14,816,588	(15,687,023)	(3)	-	821,184	821,019	89,932	-
Total Affiliated Investments - 72.0%
	$94,523,254	$49,304,627	$(52,024,309)	$2,129,421	$4,005,662	$97,938,655	7,006,601	$1,856,331	$1,664,989
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

þ
During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a return of capital in the current reporting period.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$45,554,174	$-	$-
Exchange-Traded Funds (ETFs)	48,655,047	-	-
Fixed Income Funds	41,107,510	-	-
Money Markets	-	821,184	-
Total Assets	$135,316,731	$821,184	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Conservative
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $36,324,630)	$38,199,260
Affiliated investments, at value (cost $90,444,643)	97,938,655
Trustees' deferred compensation	3,893
Receivables:
Investments sold	226,243
Dividends	192,232
Due from adviser	17,172
Fund shares sold	9,868
Dividends from affiliates	3,169
Other assets	170
Total Assets	136,590,662
Liabilities:
Payables:
Investments purchased	176,072
Fund shares repurchased	139,123
Professional fees	51,743
Transfer agent fees and expenses	16,238
Advisory fees	5,531
Trustees' deferred compensation fees	3,893
12b-1 Distribution and shareholder servicing fees	2,192
Custodian fees	1,443
Trustees' fees and expenses	651
Accrued expenses and other payables	23,322
Total Liabilities	420,208
Commitments and contingent liabilities (Note 2)
Net Assets	$136,170,454
Net Assets Consist of:
Capital (par value and paid-in surplus)	$128,957,560
Total distributable earnings (loss)	7,212,894
Total Net Assets	$136,170,454
Net Assets - Class A Shares	$5,120,054
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	416,256
Net Asset Value Per Share(1)	$12.30
Maximum Offering Price Per Share(2)	$13.05
Net Assets - Class C Shares	$1,379,672
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	114,534
Net Asset Value Per Share(1)	$12.05
Net Assets - Class D Shares	$120,154,355
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,712,154
Net Asset Value Per Share	$12.37
Net Assets - Class I Shares	$1,610,830
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	130,178
Net Asset Value Per Share	$12.37
Net Assets - Class S Shares	$67,401
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,480
Net Asset Value Per Share	$12.30
Net Assets - Class T Shares	$7,838,142
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	634,734
Net Asset Value Per Share	$12.35

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends from affiliates	$1,856,331
Dividends	1,441,685
Other income	313
Total Investment Income	3,298,329
Expenses:
Advisory fees	67,642
12b-1 Distribution and shareholder servicing fees:
Class A Shares	13,458
Class C Shares	17,312
Class S Shares	155
Transfer agent administrative fees and expenses:
Class D Shares	129,968
Class S Shares	155
Class T Shares	20,044
Transfer agent networking and omnibus fees:
Class A Shares	4,727
Class C Shares	1,446
Class I Shares	2,270
Other transfer agent fees and expenses:
Class A Shares	334
Class C Shares	101
Class D Shares	16,069
Class I Shares	100
Class S Shares	11
Class T Shares	157
Registration fees	104,549
Professional fees	52,292
Shareholder reports expense	33,517
Custodian fees	9,926
Trustees' fees and expenses	2,597
Other expenses	15,343
Total Expenses	492,173
Less: Excess Expense Reimbursement and Waivers	(100,682)
Net Expenses	391,491
Net Investment Income/(Loss)	2,906,838
Net Realized Gain/(Loss) on Investments:
Investments	427,316
Investments in affiliates	2,129,421
Capital gain distributions from underlying funds	1,664,989
Total Net Realized Gain/(Loss) on Investments	4,221,726
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	2,049,099
Investments in affiliates	4,005,662
Total Change in Unrealized Net Appreciation/Depreciation	6,054,761
Net Increase/(Decrease) in Net Assets Resulting from Operations	$13,183,325
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Conservative
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$2,906,838	$2,690,514
Net realized gain/(loss) on investments	4,221,726	(1,033,123)
Change in unrealized net appreciation/depreciation	6,054,761	8,288,359
Net Increase/(Decrease) in Net Assets Resulting from Operations	13,183,325	9,945,750
Dividends and Distributions to Shareholders:
Class A Shares	(106,933)	(90,046)
Class C Shares	(9,047)	(24,374)
Class D Shares	(2,758,063)	(1,981,569)
Class I Shares	(47,465)	(26,674)
Class S Shares	(1,130)	(879)
Class T Shares	(176,223)	(156,405)
Net Decrease from Dividends and Distributions to Shareholders	(3,098,861)	(2,279,947)
Capital Share Transactions:
Class A Shares	(925,528)	(1,187,876)
Class C Shares	(936,167)	(1,410,006)
Class D Shares	(5,786,993)	(14,606,730)
Class I Shares	(353,938)	(91,666)
Class S Shares	4,798	(591)
Class T Shares	(944,738)	(2,995,590)
Net Increase/(Decrease) from Capital Share Transactions	(8,942,566)	(20,292,459)
Net Increase/(Decrease) in Net Assets	1,141,898	(12,626,656)
Net Assets:
Beginning of period	135,028,556	147,655,212
End of period	$136,170,454	$135,028,556
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.40	$10.77	$10.52	$13.99	$12.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.19	0.14	0.39	0.25
Net realized and unrealized gain/(loss)	0.91	0.61	0.33	(2.57)	2.07
Total from Investment Operations	1.14	0.80	0.47	(2.18)	2.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.17)	(0.04)	(0.41)	(0.26)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.24)	(0.17)	(0.22)	(1.29)	(0.61)
Net Asset Value, End of Period	$12.30	$11.40	$10.77	$10.52	$13.99
Total Return*	10.09%	7.51%	4.54%	(17.15)%	19.10%
Net Assets, End of Period (in thousands)	$5,120	$5,648	$6,511	$7,213	$8,650
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.54%	0.51%	0.51%	0.47%	0.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.48%	0.48%	0.48%	0.47%	0.47%
Ratio of Net Investment Income/(Loss)(2)	1.97%	1.78%	1.36%	3.03%	1.84%
Portfolio Turnover Rate	47%	111%	41%	43%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.08	$10.49	$10.28	$13.67	$12.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.11	0.08	0.29	0.18
Net realized and unrealized gain/(loss)	0.87	0.59	0.31	(2.50)	1.98
Total from Investment Operations	1.03	0.70	0.39	(2.21)	2.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	—	(0.30)	(0.15)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.06)	(0.11)	(0.18)	(1.18)	(0.50)
Net Asset Value, End of Period	$12.05	$11.08	$10.49	$10.28	$13.67
Total Return*	9.30%	6.66%	3.88%	(17.65)%	18.20%
Net Assets, End of Period (in thousands)	$1,380	$2,171	$3,461	$6,096	$9,356
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	1.27%	1.24%	1.18%	1.18%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.21%	1.21%	1.15%	1.18%	1.15%
Ratio of Net Investment Income/(Loss)(2)	1.38%	1.08%	0.76%	2.31%	1.38%
Portfolio Turnover Rate	47%	111%	41%	43%	34%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.49	$10.84	$10.59	$14.06	$12.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.22	0.17	0.41	0.30
Net realized and unrealized gain/(loss)	0.90	0.62	0.32	(2.57)	2.05
Total from Investment Operations	1.16	0.84	0.49	(2.16)	2.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.19)	(0.06)	(0.43)	(0.28)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.28)	(0.19)	(0.24)	(1.31)	(0.63)
Net Asset Value, End of Period	$12.37	$11.49	$10.84	$10.59	$14.06
Total Return*	10.24%	7.77%	4.78%	(16.91)%	19.27%
Net Assets, End of Period (in thousands)	$120,154	$117,136	$125,119	$129,498	$174,449
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.34%	0.32%	0.31%	0.27%	0.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.26%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income/(Loss)(2)	2.17%	1.98%	1.57%	3.22%	2.20%
Portfolio Turnover Rate	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.49	$10.84	$10.59	$14.07	$12.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.21	0.17	0.42	0.29
Net realized and unrealized gain/(loss)	0.89	0.62	0.33	(2.58)	2.07
Total from Investment Operations	1.16	0.83	0.50	(2.16)	2.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.18)	(0.07)	(0.44)	(0.28)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.28)	(0.18)	(0.25)	(1.32)	(0.63)
Net Asset Value, End of Period	$12.37	$11.49	$10.84	$10.59	$14.07
Total Return*	10.28%	7.73%	4.80%	(16.92)%	19.39%
Net Assets, End of Period (in thousands)	$1,611	$1,848	$1,842	$2,645	$3,830
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.32%	0.29%	0.28%	0.24%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.26%	0.25%	0.25%	0.24%	0.22%
Ratio of Net Investment Income/(Loss)(2)	2.28%	1.93%	1.56%	3.27%	2.16%
Portfolio Turnover Rate	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.40	$10.79	$10.52	$13.97	$12.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.18	0.13	0.36	0.25
Net realized and unrealized gain/(loss)	0.92	0.60	0.32	(2.55)	2.02
Total from Investment Operations	1.12	0.78	0.45	(2.19)	2.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.17)	—	(0.38)	(0.20)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.22)	(0.17)	(0.18)	(1.26)	(0.55)
Net Asset Value, End of Period	$12.30	$11.40	$10.79	$10.52	$13.97
Total Return*	9.90%	7.24%	4.36%	(17.19)%	18.70%
Net Assets, End of Period (in thousands)	$67	$58	$55	$96	$108
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.71%	0.68%	0.69%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.66%	0.65%	0.66%	0.65%	0.65%
Ratio of Net Investment Income/(Loss)(2)	1.72%	1.61%	1.19%	2.83%	1.88%
Portfolio Turnover Rate	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Conservative
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.46	$10.82	$10.56	$14.03	$12.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.21	0.16	0.41	0.29
Net realized and unrealized gain/(loss)	0.90	0.61	0.33	(2.58)	2.04
Total from Investment Operations	1.15	0.82	0.49	(2.17)	2.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.18)	(0.05)	(0.42)	(0.27)
Distributions (from capital gains)	—	—	(0.18)	(0.88)	(0.35)
Total Dividends and Distributions	(0.26)	(0.18)	(0.23)	(1.30)	(0.62)
Net Asset Value, End of Period	$12.35	$11.46	$10.82	$10.56	$14.03
Total Return*	10.19%	7.65%	4.76%	(17.02)%	19.12%
Net Assets, End of Period (in thousands)	$7,838	$8,168	$10,666	$12,373	$16,283
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.45%	0.42%	0.42%	0.39%	0.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of Net Investment Income/(Loss)(2)	2.09%	1.96%	1.51%	3.22%	2.14%
Portfolio Turnover Rate	47%	111%	41%	43%	34%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $31.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
3. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,276,469	$-	$(3,444,574)	$-	$(2,737)	$8,383,736
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(900,869)	$(2,543,705)	$(3,444,574)
During the year ended June 30, 2025, capital loss carryovers of $4,516,595 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$127,754,179	$9,199,202	$(815,466)	$8,383,736
18 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,098,861	$-	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,279,947	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
4. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	28,621	$335,953	42,053	$454,098
Reinvested dividends and distributions	7,970	92,296	7,151	79,449
Shares repurchased	(115,561)	(1,353,777)	(158,331)	(1,721,423)
Net Increase/(Decrease)	(78,970)	$(925,528)	(109,127)	$(1,187,876)
Class C Shares:
Shares sold	1,013	$11,694	481	$5,200
Reinvested dividends and distributions	783	8,916	2,228	24,131
Shares repurchased	(83,174)	(956,777)	(136,908)	(1,439,337)
Net Increase/(Decrease)	(81,378)	$(936,167)	(134,199)	$(1,410,006)
Class D Shares:
Shares sold	1,102,126	$13,054,610	564,016	$6,215,314
Reinvested dividends and distributions	234,101	2,722,594	175,584	1,963,026
Shares repurchased	(1,821,727)	(21,564,197)	(2,084,793)	(22,785,070)
Net Increase/(Decrease)	(485,500)	$(5,786,993)	(1,345,193)	$(14,606,730)
Class I Shares:
Shares sold	52,352	$623,685	61,986	$680,383
Reinvested dividends and distributions	4,053	47,142	2,367	26,465
Shares repurchased	(86,989)	(1,024,765)	(73,572)	(798,514)
Net Increase/(Decrease)	(30,584)	$(353,938)	(9,219)	$(91,666)
Class S Shares:
Shares sold	315	$3,714	309	$3,375
Reinvested dividends and distributions	97	1,130	79	879
Shares repurchased	(4)	(46)	(433)	(4,845)
Net Increase/(Decrease)	408	$4,798	(45)	$(591)
Class T Shares:
Shares sold	290,718	$3,447,800	246,651	$2,669,704
Reinvested dividends and distributions	14,938	173,428	13,830	154,199
Shares repurchased	(383,840)	(4,565,966)	(533,741)	(5,819,493)
Net Increase/(Decrease)	(78,184)	$(944,738)	(273,260)	$(2,995,590)
5. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as
Janus Investment Fund | 19

Janus Henderson Global Allocation Fund – Conservative
Notes to Financial Statements
follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$63,871,154	$70,425,571	$-	$-
6. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
20 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Allocation Fund – Conservative
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Allocation Fund – Conservative (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Conservative
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	3%
Foreign Taxes Paid	$57,509
Foreign Source Income	$709,755
Dividends Received Deduction Percentage	11%
Qualified Dividend Income Percentage	25%
22 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
24 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
26 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
28 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
30 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
32 | June 30, 2025

Janus Henderson Global Allocation Fund – Conservative
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93020 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Global Allocation Fund – Growth
Janus Investment Fund

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 62.9%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	1,454,380	$17,774,714
Janus Henderson Enterprise Fund - Class N Shares£	138,255	20,534,558
Janus Henderson European Focus Fund - Class N Shares£	378,982	21,194,154
Janus Henderson Growth and Income Fund - Class N Shares£	297,208	22,454,060
Janus Henderson Overseas Fund - Class N Shares£	650,206	33,877,990
Janus Henderson Research Fund - Class N Shares£	303,987	28,114,916
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	40,199	601,807
Janus Henderson Triton Fund - Class N Shares£	5,157	143,484
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	571,370	7,137,044
		151,832,727
Exchange-Traded Funds (ETFs) – 27.6%
iShares Core International Aggregate Bond	227,243	11,609,845
iShares Russell 2000 Value	70,659	11,147,164
Janus Henderson Emerging Markets Debt Hard Currency£	99,866	5,167,986
Janus Henderson Small Cap Growth Alpha£	4,101	276,612
Vanguard FTSE Emerging Markets	582,762	28,823,408
Vanguard Value	54,881	9,699,668
		66,724,683
Fixed Income Funds – 8.5%
Janus Henderson Developed World Bond Fund - Class N Shares£	1,120,581	8,718,117
Janus Henderson Flexible Bond Fund - Class N Shares£	1,215,415	11,364,130
Janus Henderson High-Yield Fund - Class N Shares£	47,302	349,566
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	31,900	91,873
		20,523,686
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£	2,297,356	2,297,816
Total Investments (total cost $212,880,276) – 100.0%		241,378,912
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(57,139)
Net Assets – 100%		$241,321,773
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Growth
Schedule of Investments
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 74.6%
Equity Funds - 62.9%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$12,142,610	$5,612,423	$(1,550,759)	$221,927	$1,348,513	$17,774,714	1,454,380	$306,559	$194,859
Janus Henderson Enterprise Fund - Class N Shares
	20,741,233	1,843,465	(3,165,569)	14,413	1,101,016	20,534,558	138,255	250,205	1,178,854
Janus Henderson European Focus Fund - Class N Shares
	-	19,858,719	(642,398)	11,142	1,966,691	21,194,154	378,982	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	22,778,352	3,538,298	(4,095,248)	(239,265)	471,923	22,454,060	297,208	205,498	2,895,727
Janus Henderson Overseas Fund - Class N Shares
	60,548,620	1,978,919	(33,102,938)	6,674,740	(2,221,351)	33,877,990	650,206	1,001,713	-
Janus Henderson Research Fund - Class N Shares
	18,485,383	8,465,073	(2,308,111)	(32,804)	3,505,375	28,114,916	303,987	34,081	900,460
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	1,248,808	115,519	(660,589)	(16,292)	(85,639)	601,807	40,199	33,114	61,948
Janus Henderson Triton Fund - Class N Shares
	464,600	39,945	(344,539)	14,758	(31,280)	143,484	5,157	1,488	31,250
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	3,379,965	3,546,109	(500,968)	41,602	670,336	7,137,044	571,370	83,036	95,669
Total Equity Funds - 62.9%
	$139,789,571	$44,998,470	$(46,371,119)	$6,690,221	$6,725,584	$151,832,727	3,839,744	$1,915,694	$5,358,767
Exchange-Traded Funds (ETFs) - 2.2%
Janus Henderson Emerging Markets Debt Hard Currency
	-	5,273,676	(160,596)	(3,423)	58,329	5,167,986	99,866	77,681	-
Janus Henderson Small Cap Growth Alpha
	2,770,504	41,659	(2,648,186)	127,902	(15,267)	276,612	4,101	32,483	-
Total Exchange-Traded Funds (ETFs) - 2.2%
	$2,770,504	$5,315,335	$(2,808,782)	$124,479	$43,062	$5,444,598	103,967	$110,164	$-
Fixed Income Funds - 8.5%
Janus Henderson Developed World Bond Fund - Class N Shares
	12,579,565	620,105	(5,245,742)	252,979	511,210	8,718,117	1,120,581	(40,050) þ	-
Janus Henderson Flexible Bond Fund - Class N Shares
	9,166,308	3,131,881	(1,094,277)	(50,045)	210,263	11,364,130	1,215,415	487,110	-
Janus Henderson High-Yield Fund - Class N Shares
	394,990	34,352	(87,701)	(3,249)	11,174	349,566	47,302	26,897	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	211,870	12,467	(135,352)	2,759	129	91,873	31,900	9,114	-
Total Fixed Income Funds - 8.5%
	$22,352,733	$3,798,805	$(6,563,072)	$202,444	$732,776	$20,523,686	2,415,198	$483,071	$-
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	3,560,383	7,611,905	(8,874,465)	(7)	-	2,297,816	2,297,356	173,050	-
Total Affiliated Investments - 74.6%
	$168,473,191	$61,724,515	$(64,617,438)	$7,017,137	$7,501,422	$180,098,827	8,656,265	$2,681,979	$5,358,767
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

þ
During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a return of capital in the current reporting period.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$151,832,727	$-	$-
Exchange-Traded Funds (ETFs)	66,724,683	-	-
Fixed Income Funds	20,523,686	-	-
Money Markets	-	2,297,816	-
Total Assets	$239,081,096	$2,297,816	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Growth
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $56,510,142)	$61,280,085
Affiliated investments, at value (cost $156,370,134)	180,098,827
Trustees' deferred compensation	6,897
Receivables:
Dividends	194,035
Investments sold	153,827
Fund shares sold	35,073
Due from adviser	12,952
Dividends from affiliates	7,472
Other assets	295
Total Assets	241,789,463
Liabilities:
Payables:
Fund shares repurchased	192,609
Investments purchased	139,960
Professional fees	51,886
Transfer agent fees and expenses	29,267
Advisory fees	9,727
Trustees' deferred compensation fees	6,897
12b-1 Distribution and shareholder servicing fees	2,772
Custodian fees	1,509
Trustees' fees and expenses	1,103
Accrued expenses and other payables	31,960
Total Liabilities	467,690
Commitments and contingent liabilities (Note 2)
Net Assets	$241,321,773
Net Assets Consist of:
Capital (par value and paid-in surplus)	$202,105,634
Total distributable earnings (loss)	39,216,139
Total Net Assets	$241,321,773
Net Assets - Class A Shares	$6,905,678
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	493,644
Net Asset Value Per Share(1)	$13.99
Maximum Offering Price Per Share(2)	$14.84
Net Assets - Class C Shares	$1,285,231
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	94,273
Net Asset Value Per Share(1)	$13.63
Net Assets - Class D Shares	$206,344,966
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,566,102
Net Asset Value Per Share	$14.17
Net Assets - Class I Shares	$13,092,181
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	924,921
Net Asset Value Per Share	$14.15
Net Assets - Class S Shares	$1,356,175
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	97,682
Net Asset Value Per Share	$13.88
Net Assets - Class T Shares	$12,337,542
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	872,537
Net Asset Value Per Share	$14.14

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends from affiliates	$2,681,979
Dividends	1,848,332
Other income	541
Total Investment Income	4,530,852
Expenses:
Advisory fees	116,721
12b-1 Distribution and shareholder servicing fees:
Class A Shares	16,209
Class C Shares	16,672
Class S Shares	3,248
Transfer agent administrative fees and expenses:
Class D Shares	218,812
Class S Shares	3,249
Class T Shares	30,659
Transfer agent networking and omnibus fees:
Class A Shares	4,593
Class C Shares	1,302
Class I Shares	12,608
Other transfer agent fees and expenses:
Class A Shares	385
Class C Shares	96
Class D Shares	33,174
Class I Shares	491
Class S Shares	48
Class T Shares	221
Registration fees	103,730
Shareholder reports expense	59,591
Professional fees	52,765
Custodian fees	10,325
Trustees' fees and expenses	4,493
Other expenses	16,586
Total Expenses	705,978
Less: Excess Expense Reimbursement and Waivers	(42,134)
Net Expenses	663,844
Net Investment Income/(Loss)	3,867,008
Net Realized Gain/(Loss) on Investments:
Investments	715,984
Investments in affiliates	7,017,137
Capital gain distributions from underlying funds	5,358,767
Total Net Realized Gain/(Loss) on Investments	13,091,888
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	4,958,875
Investments in affiliates	7,501,422
Total Change in Unrealized Net Appreciation/Depreciation	12,460,297
Net Increase/(Decrease) in Net Assets Resulting from Operations	$29,419,193
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Growth
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$3,867,008	$3,827,904
Net realized gain/(loss) on investments	13,091,888	21,240,994
Change in unrealized net appreciation/depreciation	12,460,297	1,780,036
Net Increase/(Decrease) in Net Assets Resulting from Operations	29,419,193	26,848,934
Dividends and Distributions to Shareholders:
Class A Shares	(537,851)	(78,984)
Class C Shares	(141,674)	(12,756)
Class D Shares	(16,655,564)	(2,757,150)
Class I Shares	(1,041,159)	(186,334)
Class S Shares	(99,600)	(11,693)
Class T Shares	(1,022,144)	(162,020)
Net Decrease from Dividends and Distributions to Shareholders	(19,497,992)	(3,208,937)
Capital Share Transactions:
Class A Shares	(11,458)	(90,193)
Class C Shares	(574,964)	(770,250)
Class D Shares	707,572	(13,346,724)
Class I Shares	(889,197)	(1,646,568)
Class S Shares	(269,807)	384,562
Class T Shares	(460,414)	(1,580,660)
Net Increase/(Decrease) from Capital Share Transactions	(1,498,268)	(17,049,833)
Net Increase/(Decrease) in Net Assets	8,422,933	6,590,164
Net Assets:
Beginning of period	232,898,840	226,308,676
End of period	$241,321,773	$232,898,840
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.49	$12.15	$11.54	$16.53	$12.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.19	0.13	0.48	0.18
Net realized and unrealized gain/(loss)	1.47	1.31	0.99	(3.08)	4.12
Total from Investment Operations	1.67	1.50	1.12	(2.60)	4.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.16)	(0.10)	(0.50)	(0.18)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(1.17)	(0.16)	(0.51)	(2.39)	(0.70)
Net Asset Value, End of Period	$13.99	$13.49	$12.15	$11.54	$16.53
Total Return*	13.12%	12.46%	10.03%	(18.53)%	33.72%
Net Assets, End of Period (in thousands)	$6,906	$6,633	$6,073	$5,148	$6,003
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.47%	0.46%	0.48%	0.45%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.47%	0.46%	0.48%	0.45%	0.46%
Ratio of Net Investment Income/(Loss)(2)	1.47%	1.54%	1.11%	3.28%	1.17%
Portfolio Turnover Rate	31%	100%	35%	32%	50%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.16	$11.86	$11.25	$16.16	$12.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.10	0.05	0.37	0.09
Net realized and unrealized gain/(loss)	1.42	1.27	0.97	(3.01)	4.00
Total from Investment Operations	1.53	1.37	1.02	(2.64)	4.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.07)	—	(0.38)	(0.06)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(1.06)	(0.07)	(0.41)	(2.27)	(0.58)
Net Asset Value, End of Period	$13.63	$13.16	$11.86	$11.25	$16.16
Total Return*	12.30%	11.58%	9.31%	(19.11)%	32.77%
Net Assets, End of Period (in thousands)	$1,285	$1,820	$2,373	$3,031	$4,096
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	1.20%	1.19%	1.14%	1.16%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.20%	1.19%	1.14%	1.16%	1.14%
Ratio of Net Investment Income/(Loss)(2)	0.85%	0.83%	0.40%	2.60%	0.64%
Portfolio Turnover Rate	31%	100%	35%	32%	50%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.64	$12.29	$11.66	$16.68	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.22	0.16	0.51	0.22
Net realized and unrealized gain/(loss)	1.49	1.32	1.00	(3.12)	4.15
Total from Investment Operations	1.72	1.54	1.16	(2.61)	4.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.19)	(0.12)	(0.52)	(0.21)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(1.19)	(0.19)	(0.53)	(2.41)	(0.73)
Net Asset Value, End of Period	$14.17	$13.64	$12.29	$11.66	$16.68
Total Return*	13.42%	12.60%	10.31%	(18.41)%	34.01%
Net Assets, End of Period (in thousands)	$206,345	$197,177	$190,497	$181,527	$233,735
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.29%	0.28%	0.29%	0.26%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.27%	0.28%	0.26%	0.27%
Ratio of Net Investment Income/(Loss)(2)	1.68%	1.73%	1.31%	3.45%	1.45%
Portfolio Turnover Rate	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.63	$12.28	$11.65	$16.68	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.22	0.16	0.54	0.23
Net realized and unrealized gain/(loss)	1.49	1.32	1.01	(3.14)	4.14
Total from Investment Operations	1.72	1.54	1.17	(2.60)	4.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.19)	(0.13)	(0.54)	(0.21)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(1.20)	(0.19)	(0.54)	(2.43)	(0.73)
Net Asset Value, End of Period	$14.15	$13.63	$12.28	$11.65	$16.68
Total Return*	13.38%	12.63%	10.40%	(18.42)%	34.07%
Net Assets, End of Period (in thousands)	$13,092	$13,397	$13,700	$11,359	$14,799
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.24%	0.23%	0.23%	0.21%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.24%	0.23%	0.23%	0.21%	0.21%
Ratio of Net Investment Income/(Loss)(2)	1.67%	1.74%	1.37%	3.65%	1.49%
Portfolio Turnover Rate	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.38	$12.06	$11.45	$16.43	$12.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.16	0.12	0.48	0.16
Net realized and unrealized gain/(loss)	1.47	1.30	0.99	(3.09)	4.08
Total from Investment Operations	1.63	1.46	1.11	(2.61)	4.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.14)	(0.09)	(0.48)	(0.14)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(1.13)	(0.14)	(0.50)	(2.37)	(0.66)
Net Asset Value, End of Period	$13.88	$13.38	$12.06	$11.45	$16.43
Total Return*	12.94%	12.17%	9.97%	(18.71)%	33.45%
Net Assets, End of Period (in thousands)	$1,356	$1,557	$1,031	$1,134	$1,408
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.64%	0.63%	0.64%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.64%	0.63%	0.64%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	1.21%	1.27%	1.06%	3.31%	1.05%
Portfolio Turnover Rate	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Growth
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.62	$12.27	$11.64	$16.65	$13.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.21	0.15	0.49	0.21
Net realized and unrealized gain/(loss)	1.49	1.31	1.00	(3.10)	4.14
Total from Investment Operations	1.70	1.52	1.15	(2.61)	4.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.17)	(0.11)	(0.51)	(0.20)
Distributions (from capital gains)	(0.91)	—	(0.41)	(1.89)	(0.52)
Total Dividends and Distributions	(1.18)	(0.17)	(0.52)	(2.40)	(0.72)
Net Asset Value, End of Period	$14.14	$13.62	$12.27	$11.64	$16.65
Total Return*	13.27%	12.52%	10.22%	(18.45)%	33.88%
Net Assets, End of Period (in thousands)	$12,338	$12,316	$12,635	$13,387	$16,385
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.39%	0.38%	0.39%	0.36%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.36%	0.34%	0.35%	0.34%	0.34%
Ratio of Net Investment Income/(Loss)(2)	1.56%	1.65%	1.24%	3.34%	1.37%
Portfolio Turnover Rate	31%	100%	35%	32%	50%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $1,079.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
3. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$1,344,655	$11,119,505	$-	$-	$(5,816)	$26,757,795
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$214,621,117	$26,960,722	$(202,927)	$26,757,795
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$4,757,728	$14,740,264	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,208,937	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $614,907, including
$443,437 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
18 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Notes to Financial Statements
4. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	81,674	$1,087,341	45,166	$576,075
Reinvested dividends and distributions	41,055	526,735	6,096	76,812
Shares repurchased	(120,851)	(1,625,534)	(59,332)	(743,080)
Net Increase/(Decrease)	1,878	$(11,458)	(8,070)	$(90,193)
Class C Shares:
Shares sold	7,016	$94,774	10,802	$128,326
Reinvested dividends and distributions	11,289	141,674	1,033	12,756
Shares repurchased	(62,272)	(811,412)	(73,706)	(911,332)
Net Increase/(Decrease)	(43,967)	$(574,964)	(61,871)	$(770,250)
Class D Shares:
Shares sold	732,785	$9,942,186	554,572	$7,076,644
Reinvested dividends and distributions	1,263,191	16,396,214	213,674	2,722,210
Shares repurchased	(1,881,931)	(25,630,828)	(1,818,994)	(23,145,578)
Net Increase/(Decrease)	114,045	$707,572	(1,050,748)	$(13,346,724)
Class I Shares:
Shares sold	206,690	$2,808,744	200,348	$2,539,602
Reinvested dividends and distributions	80,274	1,041,159	14,637	186,334
Shares repurchased	(344,741)	(4,739,100)	(348,239)	(4,372,504)
Net Increase/(Decrease)	(57,777)	$(889,197)	(133,254)	$(1,646,568)
Class S Shares:
Shares sold	3,676	$49,044	32,531	$403,745
Reinvested dividends and distributions	7,818	99,600	934	11,693
Shares repurchased	(30,126)	(418,451)	(2,678)	(30,876)
Net Increase/(Decrease)	(18,632)	$(269,807)	30,787	$384,562
Class T Shares:
Shares sold	348,743	$4,779,726	439,427	$5,646,206
Reinvested dividends and distributions	78,095	1,012,112	12,632	160,683
Shares repurchased	(458,446)	(6,252,252)	(577,937)	(7,387,549)
Net Increase/(Decrease)	(31,608)	$(460,414)	(125,878)	$(1,580,660)
5. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$71,812,909	$83,098,702	$-	$-
6. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 19

Janus Henderson Global Allocation Fund – Growth
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Allocation Fund – Growth
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Allocation Fund – Growth (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
20 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	2%
Capital Gain Distributions	$15,183,701
Foreign Taxes Paid	$182,323
Foreign Source Income	$1,536,337
Dividends Received Deduction Percentage	21%
Qualified Dividend Income Percentage	48%
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
22 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
24 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
26 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
28 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
30 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Growth
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
32 | June 30, 2025

Janus Henderson Global Allocation Fund – Growth
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93021 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Global Allocation Fund – Moderate
Janus Investment Fund

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2025

	Shares	Value
Investment Companies – 100.0%
Equity Funds – 48.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	904,357	$11,053,179
Janus Henderson Enterprise Fund - Class N Shares£	85,964	12,768,121
Janus Henderson European Focus Fund - Class N Shares£	236,004	13,197,583
Janus Henderson Growth and Income Fund - Class N Shares£	184,821	13,963,257
Janus Henderson Overseas Fund - Class N Shares£	404,547	21,078,596
Janus Henderson Research Fund - Class N Shares£	189,405	17,517,819
Janus Henderson Small-Mid Cap Value Fund - Class N Shares£	25,371	379,837
Janus Henderson Triton Fund - Class N Shares£	3,527	98,132
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	355,180	4,436,664
		94,493,188
Exchange-Traded Funds (ETFs) – 31.6%
iShares Core International Aggregate Bond	415,783	21,242,353
iShares Russell 2000 Value	43,921	6,928,977
Janus Henderson Emerging Markets Debt Hard Currency£	182,673	9,453,182
Janus Henderson Small Cap Growth Alpha£	2,456	165,657
Vanguard FTSE Emerging Markets	362,982	17,953,090
Vanguard Value	34,177	6,040,443
		61,783,702
Fixed Income Funds – 19.2%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,047,895	15,932,621
Janus Henderson Flexible Bond Fund - Class N Shares£	2,223,323	20,788,073
Janus Henderson High-Yield Fund - Class N Shares£	85,405	631,141
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares£	52,386	150,872
		37,502,707
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£	1,832,169	1,832,535
Total Investments (total cost $177,499,745) – 100.0%		195,612,132
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(91,177)
Net Assets – 100%		$195,520,955
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Allocation Fund – Moderate
Schedule of Investments
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 73.3%
Equity Funds - 48.3%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$7,597,558	$3,459,423	$(977,310)	$159,044	$814,464	$11,053,179	904,357	$191,610	$121,793
Janus Henderson Enterprise Fund - Class N Shares
	12,991,576	1,300,744	(2,211,710)	7,219	680,292	12,768,121	85,964	156,412	736,943
Janus Henderson European Focus Fund - Class N Shares
	-	12,305,107	(335,066)	6,299	1,221,243	13,197,583	236,004	-	-
Janus Henderson Growth and Income Fund - Class N Shares
	14,280,618	2,373,452	(2,814,420)	(166,207)	289,814	13,963,257	184,821	128,158	1,813,449
Janus Henderson Overseas Fund - Class N Shares
	37,850,078	1,560,001	(21,081,264)	3,792,087	(1,042,306)	21,078,596	404,547	624,939	-
Janus Henderson Research Fund - Class N Shares
	11,591,156	5,235,743	(1,460,710)	(15,442)	2,167,072	17,517,819	189,405	21,328	563,510
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	778,776	78,671	(414,562)	9,258	(72,306)	379,837	25,371	20,629	38,591
Janus Henderson Triton Fund - Class N Shares
	286,200	26,825	(205,432)	8,894	(18,355)	98,132	3,527	915	19,218
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,082,099	2,220,292	(304,814)	21,012	418,075	4,436,664	355,180	51,271	58,869
Total Equity Funds - 48.3%
	$87,458,061	$28,560,258	$(29,805,288)	$3,822,164	$4,457,993	$94,493,188	2,389,176	$1,195,262	$3,352,373
Exchange-Traded Funds (ETFs) - 4.9%
Janus Henderson Emerging Markets Debt Hard Currency
	-	9,593,296	(241,986)	(4,768)	106,640	9,453,182	182,673	140,941	-
Janus Henderson Small Cap Growth Alpha
	1,754,555	37,801	(1,698,573)	83,042	(11,168)	165,657	2,456	20,417	-
Total Exchange-Traded Funds (ETFs) - 4.9%
	$1,754,555	$9,631,097	$(1,940,559)	$78,274	$95,472	$9,618,839	185,129	$161,358	$-
Fixed Income Funds - 19.2%
Janus Henderson Developed World Bond Fund - Class N Shares
	24,771,453	1,426,718	(11,732,190)	532,945	933,695	15,932,621	2,047,895	(89,306) þ	-
Janus Henderson Flexible Bond Fund - Class N Shares
	18,048,468	4,578,673	(2,139,869)	(79,735)	380,536	20,788,073	2,223,323	933,162	-
Janus Henderson High-Yield Fund - Class N Shares
	781,179	74,206	(238,856)	(23,305)	37,917	631,141	85,405	51,824	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	406,454	26,497	(287,383)	3,875	1,429	150,872	52,386	17,085	-
Total Fixed Income Funds - 19.2%
	$44,007,554	$6,106,094	$(14,398,298)	$433,780	$1,353,577	$37,502,707	4,409,009	$912,765	$-
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	1,690,315	11,879,178	(11,736,949)	(9)	-	1,832,535	1,832,169	102,536	-
Total Affiliated Investments - 73.3%
	$134,910,485	$56,176,627	$(57,881,094)	$4,334,209	$5,907,042	$143,447,269	8,815,483	$2,371,921	$3,352,373
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

þ
During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a return of capital in the current reporting period.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$94,493,188	$-	$-
Exchange-Traded Funds (ETFs)	61,783,702	-	-
Fixed Income Funds	37,502,707	-	-
Money Markets	-	1,832,535	-
Total Assets	$193,779,597	$1,832,535	$-
Janus Investment Fund | 3

Janus Henderson Global Allocation Fund – Moderate
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $48,892,958)	$52,164,863
Affiliated investments, at value (cost $128,606,787)	143,447,269
Trustees' deferred compensation	5,589
Receivables:
Dividends	214,877
Investments sold	128,104
Fund shares sold	115,599
Due from adviser	18,154
Dividends from affiliates	6,044
Other assets	228
Total Assets	196,100,727
Liabilities:
Payables:
Fund shares repurchased	276,409
Investments purchased	181,422
Professional fees	51,828
Transfer agent fees and expenses	22,960
Advisory fees	7,866
Trustees' deferred compensation fees	5,589
12b-1 Distribution and shareholder servicing fees	2,329
Custodian fees	1,480
Trustees' fees and expenses	921
Accrued expenses and other payables	28,968
Total Liabilities	579,772
Commitments and contingent liabilities (Note 2)
Net Assets	$195,520,955
Net Assets Consist of:
Capital (par value and paid-in surplus)	$170,127,828
Total distributable earnings (loss)	25,393,127
Total Net Assets	$195,520,955
Net Assets - Class A Shares	$9,301,238
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	708,489
Net Asset Value Per Share(1)	$13.13
Maximum Offering Price Per Share(2)	$13.93
Net Assets - Class C Shares	$473,972
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,673
Net Asset Value Per Share(1)	$12.92
Net Assets - Class D Shares	$170,676,135
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,890,651
Net Asset Value Per Share	$13.24
Net Assets - Class I Shares	$3,346,541
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	252,992
Net Asset Value Per Share	$13.23
Net Assets - Class S Shares	$173,541
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,149
Net Asset Value Per Share	$13.20
Net Assets - Class T Shares	$11,549,528
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	875,319
Net Asset Value Per Share	$13.19

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends from affiliates	$2,371,921
Dividends	1,757,861
Other income	440
Total Investment Income	4,130,222
Expenses:
Advisory fees	94,863
12b-1 Distribution and shareholder servicing fees:
Class A Shares	23,491
Class C Shares	4,973
Class S Shares	868
Transfer agent administrative fees and expenses:
Class D Shares	180,968
Class S Shares	874
Class T Shares	29,192
Transfer agent networking and omnibus fees:
Class A Shares	4,846
Class C Shares	419
Class I Shares	3,341
Other transfer agent fees and expenses:
Class A Shares	546
Class C Shares	40
Class D Shares	25,456
Class I Shares	155
Class S Shares	21
Class T Shares	220
Registration fees	105,012
Professional fees	52,548
Shareholder reports expense	48,925
Custodian fees	10,106
Trustees' fees and expenses	3,669
Other expenses	16,049
Total Expenses	606,582
Less: Excess Expense Reimbursement and Waivers	(108,839)
Net Expenses	497,743
Net Investment Income/(Loss)	3,632,479
Net Realized Gain/(Loss) on Investments:
Investments	601,440
Investments in affiliates	4,334,209
Capital gain distributions from underlying funds	3,352,373
Total Net Realized Gain/(Loss) on Investments	8,288,022
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	3,472,351
Investments in affiliates	5,907,042
Total Change in Unrealized Net Appreciation/Depreciation	9,379,393
Net Increase/(Decrease) in Net Assets Resulting from Operations	$21,299,894
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Allocation Fund – Moderate
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$3,632,479	$4,247,969
Net realized gain/(loss) on investments	8,288,022	8,868,463
Change in unrealized net appreciation/depreciation	9,379,393	5,042,388
Net Increase/(Decrease) in Net Assets Resulting from Operations	21,299,894	18,158,820
Dividends and Distributions to Shareholders:
Class A Shares	(366,950)	(124,694)
Class C Shares	(16,254)	(4,668)
Class D Shares	(6,689,659)	(2,504,968)
Class I Shares	(136,967)	(53,937)
Class S Shares	(3,236)	(4,883)
Class T Shares	(468,605)	(155,379)
Net Decrease from Dividends and Distributions to Shareholders	(7,681,671)	(2,848,529)
Capital Share Transactions:
Class A Shares	(603,649)	(951,563)
Class C Shares	(191,473)	(214,694)
Class D Shares	(5,661,548)	(13,120,896)
Class I Shares	(333,698)	(735,120)
Class S Shares	(392,280)	54,307
Class T Shares	(771,105)	(613,919)
Net Increase/(Decrease) from Capital Share Transactions	(7,953,753)	(15,581,885)
Net Increase/(Decrease) in Net Assets	5,664,470	(271,594)
Net Assets:
Beginning of period	189,856,485	190,128,079
End of period	$195,520,955	$189,856,485
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.24	$11.28	$10.79	$14.88	$12.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.24	0.14	0.43	0.22
Net realized and unrealized gain/(loss)	1.17	0.88	0.64	(2.77)	2.98
Total from Investment Operations	1.39	1.12	0.78	(2.34)	3.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.16)	(0.06)	(0.44)	(0.22)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.50)	(0.16)	(0.29)	(1.75)	(0.61)
Net Asset Value, End of Period	$13.13	$12.24	$11.28	$10.79	$14.88
Total Return*	11.69%	9.98%	7.37%	(17.84)%	26.39%
Net Assets, End of Period (in thousands)	$9,301	$9,237	$9,441	$11,371	$14,023
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.46%	0.45%	0.46%	0.43%	0.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.43%	0.43%	0.44%	0.43%	0.43%
Ratio of Net Investment Income/(Loss)(2)	1.74%	2.11%	1.24%	3.21%	1.56%
Portfolio Turnover Rate	37%	104%	36%	43%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.04	$11.10	$10.64	$14.66	$12.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.16	0.06	0.32	0.16
Net realized and unrealized gain/(loss)	1.14	0.85	0.63	(2.72)	2.88
Total from Investment Operations	1.27	1.01	0.69	(2.40)	3.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.07)	—	(0.31)	(0.10)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.39)	(0.07)	(0.23)	(1.62)	(0.49)
Net Asset Value, End of Period	$12.92	$12.04	$11.10	$10.64	$14.66
Total Return*	10.77%	9.15%	6.61%	(18.40)%	25.39%
Net Assets, End of Period (in thousands)	$474	$629	$789	$1,387	$2,854
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	1.23%	1.16%	1.17%	1.19%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.20%	1.14%	1.15%	1.19%	1.11%
Ratio of Net Investment Income/(Loss)(2)	1.06%	1.46%	0.56%	2.42%	1.17%
Portfolio Turnover Rate	37%	104%	36%	43%	41%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.34	$11.37	$10.88	$14.99	$12.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.27	0.16	0.45	0.26
Net realized and unrealized gain/(loss)	1.19	0.88	0.65	(2.79)	2.98
Total from Investment Operations	1.43	1.15	0.81	(2.34)	3.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.18)	(0.09)	(0.46)	(0.24)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.53)	(0.18)	(0.32)	(1.77)	(0.63)
Net Asset Value, End of Period	$13.24	$12.34	$11.37	$10.88	$14.99
Total Return*	11.88%	10.19%	7.59%	(17.71)%	26.53%
Net Assets, End of Period (in thousands)	$170,676	$164,482	$164,312	$164,692	$213,724
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.30%	0.29%	0.30%	0.26%	0.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.25%	0.26%	0.25%	0.25%
Ratio of Net Investment Income/(Loss)(2)	1.93%	2.30%	1.46%	3.35%	1.84%
Portfolio Turnover Rate	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.33	$11.36	$10.86	$14.98	$12.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.27	0.17	0.53	0.25
Net realized and unrealized gain/(loss)	1.18	0.88	0.64	(2.86)	3.00
Total from Investment Operations	1.43	1.15	0.81	(2.33)	3.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.18)	(0.08)	(0.48)	(0.25)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.53)	(0.18)	(0.31)	(1.79)	(0.64)
Net Asset Value, End of Period	$13.23	$12.33	$11.36	$10.86	$14.98
Total Return*	11.92%	10.21%	7.65%	(17.72)%	26.62%
Net Assets, End of Period (in thousands)	$3,347	$3,447	$3,930	$4,528	$6,744
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.26%	0.24%	0.23%	0.22%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.22%	0.22%	0.21%	0.22%	0.21%
Ratio of Net Investment Income/(Loss)(2)	1.95%	2.30%	1.55%	3.87%	1.81%
Portfolio Turnover Rate	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.13	$11.16	$10.69	$14.75	$12.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.22	0.14	0.40	0.21
Net realized and unrealized gain/(loss)	1.09	0.87	0.60	(2.74)	2.93
Total from Investment Operations	1.36	1.09	0.74	(2.34)	3.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.12)	(0.04)	(0.41)	(0.19)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.29)	(0.12)	(0.27)	(1.72)	(0.58)
Net Asset Value, End of Period	$13.20	$12.13	$11.16	$10.69	$14.75
Total Return*	11.38%	9.80%	7.11%	(17.97)%	26.03%
Net Assets, End of Period (in thousands)	$174	$539	$443	$1,066	$1,385
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.66%	0.64%	0.65%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.62%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)(2)	2.13%	1.91%	1.30%	3.03%	1.51%
Portfolio Turnover Rate	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Allocation Fund – Moderate
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.30	$11.33	$10.84	$14.94	$12.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.25	0.15	0.44	0.24
Net realized and unrealized gain/(loss)	1.17	0.89	0.64	(2.78)	2.98
Total from Investment Operations	1.41	1.14	0.79	(2.34)	3.22
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.17)	(0.07)	(0.45)	(0.23)
Distributions (from capital gains)	(0.14)	—	(0.23)	(1.31)	(0.39)
Total Dividends and Distributions	(0.52)	(0.17)	(0.30)	(1.76)	(0.62)
Net Asset Value, End of Period	$13.19	$12.30	$11.33	$10.84	$14.94
Total Return*	11.74%	10.13%	7.51%	(17.77)%	26.43%
Net Assets, End of Period (in thousands)	$11,550	$11,522	$11,213	$13,148	$16,849
Ratios to Average Net Assets:
Ratio of Gross Expenses(2)	0.41%	0.39%	0.40%	0.37%	0.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.33%	0.33%	0.33%	0.33%	0.32%
Ratio of Net Investment Income/(Loss)(2)	1.87%	2.17%	1.38%	3.27%	1.76%
Portfolio Turnover Rate	37%	104%	36%	43%	41%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Allocation Fund – Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a "fund of funds," meaning substantially all of the Fund's assets will be invested in other mutual funds and exchange-traded funds ("ETFs") (the "underlying funds"). The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 13

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Underlying Funds
The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows:  55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the underlying funds’ prospectuses.
Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on
14 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.
Expenses
The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.
Janus Investment Fund | 15

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
16 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $1,218.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended June 30, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The
Janus Investment Fund | 17

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
3. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$1,623,743	$6,954,836	$-	$-	$(4,341)	$16,818,889
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$178,793,243	$17,389,839	$(570,950)	$16,818,889
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$5,899,860	$1,781,811	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,848,529	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $395,411, including
$253,479 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
18 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes to Financial Statements
4. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	43,108	$536,417	22,126	$257,872
Reinvested dividends and distributions	29,699	362,025	10,493	122,562
Shares repurchased	(118,755)	(1,502,091)	(115,090)	(1,331,997)
Net Increase/(Decrease)	(45,948)	$(603,649)	(82,471)	$(951,563)
Class C Shares:
Shares sold	1,234	$15,106	7,155	$77,156
Reinvested dividends and distributions	1,317	15,866	399	4,595
Shares repurchased	(18,137)	(222,445)	(26,411)	(296,445)
Net Increase/(Decrease)	(15,586)	$(191,473)	(18,857)	$(214,694)
Class D Shares:
Shares sold	914,610	$11,577,609	721,958	$8,357,771
Reinvested dividends and distributions	533,302	6,554,278	208,854	2,456,124
Shares repurchased	(1,882,479)	(23,793,435)	(2,053,429)	(23,934,791)
Net Increase/(Decrease)	(434,567)	$(5,661,548)	(1,122,617)	$(13,120,896)
Class I Shares:
Shares sold	45,009	$573,551	73,036	$855,201
Reinvested dividends and distributions	11,163	136,967	4,590	53,937
Shares repurchased	(82,623)	(1,044,216)	(144,076)	(1,644,258)
Net Increase/(Decrease)	(26,451)	$(333,698)	(66,450)	$(735,120)
Class S Shares:
Shares sold	3,646	$45,348	4,637	$53,310
Reinvested dividends and distributions	264	3,236	422	4,883
Shares repurchased	(35,184)	(440,864)	(334)	(3,886)
Net Increase/(Decrease)	(31,274)	$(392,280)	4,725	$54,307
Class T Shares:
Shares sold	374,551	$4,763,471	460,923	$5,363,030
Reinvested dividends and distributions	38,119	466,961	13,183	154,633
Shares repurchased	(474,013)	(6,001,537)	(526,877)	(6,131,582)
Net Increase/(Decrease)	(61,343)	$(771,105)	(52,771)	$(613,919)
5. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$69,693,499	$77,430,621	$-	$-
6. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 19

Janus Henderson Global Allocation Fund – Moderate
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Allocation Fund – Moderate
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Allocation Fund – Moderate (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
20 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$2,035,290
Foreign Taxes Paid	$114,407
Foreign Source Income	$1,120,370
Dividends Received Deduction Percentage	14%
Qualified Dividend Income Percentage	33%
Janus Investment Fund | 21

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
22 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 23

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
24 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 25

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
26 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 27

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
28 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 29

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
30 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 31

Janus Henderson Global Allocation Fund – Moderate
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
32 | June 30, 2025

Janus Henderson Global Allocation Fund – Moderate
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93022 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Government Money Market Fund
Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2025

	Principal Amounts	Value
U.S. Government Agency Notes – 36.3%
Federal Farm Credit Discount Notes:
4.2100%, 7/24/25	$5,000,000	$4,986,501
4.2200%, 9/4/25	5,000,000	4,961,901
Federal Home Loan Bank Discount Notes:
4.2350%, 7/1/25	3,500,000	3,500,000
4.2100%, 7/2/25	6,000,000	5,999,302
4.1100%, 7/7/25	5,000,000	4,996,552
4.1690%, 7/9/25	5,000,000	4,995,298
4.1650%, 7/11/25	6,000,000	5,992,934
4.1400%, 7/15/25	6,000,000	5,990,285
4.1900%, 7/16/25	5,000,000	4,991,229
4.2150%, 7/17/25	6,000,000	5,988,708
4.1840%, 7/23/25	5,000,000	4,987,250
4.1300%, 7/25/25	3,000,000	2,991,700
4.1930%, 8/1/25	5,000,000	4,981,831
4.2050%, 8/6/25	5,000,000	4,978,882
4.2200%, 8/7/25	5,000,000	4,978,262
4.2260%, 8/13/25	5,000,000	4,974,964
4.2230%, 8/15/25	5,000,000	4,973,822
4.2150%, 9/2/25	5,000,000	4,962,600
4.2300%, 9/3/25	5,000,000	4,962,748
4.2250%, 9/15/25	5,000,000	4,955,363
4.2230%, 9/17/25	5,000,000	4,954,711
4.2200%, 9/22/25	5,000,000	4,950,660
4.2050%, 10/3/25	5,000,000	4,945,021
4.2140%, 10/8/25	5,000,000	4,941,989
4.2270%, 10/10/25	5,000,000	4,941,133
4.2300%, 10/17/25	5,000,000	4,937,552
4.2130%, 10/22/25	5,000,000	4,933,499
4.0250%, 11/17/25	5,000,000	4,922,054
4.1600%, 11/19/25	5,000,000	4,918,367
4.1400%, 12/1/25	6,000,000	5,891,333
Freddie Mac Discount Notes:
4.1750%, 10/1/25	5,000,000	4,946,572
Total U.S. Government Agency Notes (cost $155,433,023)		155,433,023
Variable Rate Demand Notes¶ – 14.1%
6213 Montezuma LLC (LOC: FHLB of San Francisco), 4.4500%, 2/1/62	2,200,000	2,200,000
Alberta Street Development LLC (LOC: FHLB of San Francisco), 4.4500%, 3/1/61	2,000,000	2,000,000
Cypress Bend Real Estate Development Co LLC (LOC: FHLB of Dallas), 4.4000%, 4/1/33	9,000,000	9,000,000
East Town Crossing LLC (LOC: FHLB of Des Moines), 4.4500%, 1/2/65	4,800,000	4,800,000
ICG-Stream Polk Ave LLC (LOC: FHLB of San Francisco), 4.4500%, 9/4/63	6,500,000	6,500,000
Irvine Inn Apartments LP (LOC: FHLB of San Francisco), 4.4500%, 2/2/60	4,000,000	4,000,000
Johnson Capital Management LLC (LOC: FHLB of Indianapolis), 4.6000%, 6/3/47	2,845,000	2,845,000
LML Trust (LOC: FHLB of Dallas), 4.4000%, 2/1/41	4,500,000	4,500,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 4.4000%, 5/1/42	4,000,000	4,000,000
SIL Irrevocable Trust (LOC: FHLB of Dallas), 4.4000%, 6/1/43	6,150,000	6,150,000
Standard 9.5 LLC/The (LOC: FHLB of San Francisco), 4.4500%, 12/1/62	9,200,000	9,200,000
Ventana Housing LP (LOC: FHLB of San Francisco), 4.4500%, 6/1/60	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $60,195,000)		60,195,000
Repurchase Agreementsë – 49.8%
Credit Agricole, New York, Joint repurchase agreement, 4.3600%, dated 6/30/25, maturing 7/1/25 to be repurchased at $5,000,606 collateralized by $5,307,440 in U.S. Government Agencies 3.8756%, 9/25/32 with a value of $5,100,000	5,000,000	5,000,000
Goldman Sachs & Co., Joint repurchase agreement, 4.3000%, dated 6/30/25, maturing 7/1/25 to be repurchased at $50,005,972 collateralized by $51,604,155 in U.S. Government Agencies 2.2500% - 5.5019%, 11/16/39 - 12/16/64 with a value of $51,000,000	50,000,000	50,000,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Government Money Market Fund
Schedule of Investments
June 30, 2025
	Principal Amounts	Value
Repurchase Agreementsë – (continued)
HSBC Securities (USA), Inc., Joint repurchase agreement, 4.2900%, dated 6/30/25, maturing 7/1/25 to be repurchased at $15,001,788 collateralized by $34,074,888 in U.S. Treasuries 0% - 4.2500%, 5/15/26 - 5/15/55 with a value of $15,300,000	$15,000,000	$15,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.3300%, dated 6/30/25, maturing 7/1/25 to be repurchased at $10,001,203 collateralized by $16,243,613 in U.S. Treasuries 1.8750% - 3.2500%, 2/15/42 - 2/15/51 with a value of $10,201,236	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.3400%, dated 6/30/25, maturing 7/1/25 to be repurchased at $40,004,822 collateralized by $41,735,861 in U.S. Government Agencies 3.0000% - 6.0000%, 1/1/51 - 1/1/55 with a value of $40,804,919	40,000,000	40,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3100%, dated 6/30/25, maturing 7/1/25 to be repurchased at $5,000,599 collateralized by $4,996,840 in U.S. Treasuries 2.2500% - 6.3750%, 11/30/26 - 12/31/28 with a value of $5,100,613	5,000,000	5,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3200%, dated 6/30/25, maturing 7/1/25 to be repurchased at $47,705,724 collateralized by $149,401 in U.S. Government Agencies 5.4519%, 6/20/54 and $53,984,896 in U.S. Treasuries 1.1250% - 6.8750%, 8/15/25 - 2/15/55 with a value of $48,659,845	47,700,000	47,700,000
Wells Fargo Securities LLC, Joint repurchase agreement, 4.4000%, dated 6/30/25, maturing 7/1/25 to be repurchased at $40,004,889 collateralized by $40,008,448 in U.S. Government Agencies 2.5000% - 7.0000%, 5/1/28 - 7/1/55 with a value of $40,804,987	40,000,000	40,000,000
Total Repurchase Agreements (cost $212,700,000)		212,700,000
Total Investments (total cost $428,328,023) – 100.2%		428,328,023
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,043,348)
Net Assets – 100%		$427,284,675

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Agricole, New York	$5,000,000	$—	$(5,000,000)	$—
Goldman Sachs & Co.	50,000,000	—	(50,000,000)	—
HSBC Securities (USA), Inc.	15,000,000	—	(15,000,000)	—
ING Financial Markets LLC	50,000,000	—	(50,000,000)	—
Royal Bank of Canada, NY Branch	52,700,000	—	(52,700,000)	—
Wells Fargo Securities LLC	40,000,000	—	(40,000,000)	—
Total	$212,700,000	$—	$(212,700,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Government Money Market Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of June 30, 2025.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
U.S. Government Agency Notes	$-	$155,433,023	$-
Variable Rate Demand Notes	-	60,195,000	-
Repurchase Agreements	-	212,700,000	-
Total Assets	$-	$428,328,023	$-
Janus Investment Fund | 3

Janus Henderson Government Money Market Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Investments, at value (cost $215,628,023)	$215,628,023
Repurchase agreements, at value (cost $212,700,000)	212,700,000
Cash	79,661
Trustees' deferred compensation	12,171
Receivables:
Interest	231,450
Fund shares sold	120,474
Other assets	93
Total Assets	428,771,872
Liabilities:
Payables:
Investments purchased	1,000,000
Fund shares repurchased	288,431
Administration services fees	70,395
Professional fees	55,529
Advisory fees	41,250
Dividends	17,422
Trustees' deferred compensation fees	12,171
Trustees' fees and expenses	1,999
Total Liabilities	1,487,197
Commitments and contingent liabilities (Note 3)
Net Assets	$427,284,675
Net Assets Consist of:
Capital (par value and paid-in surplus)	$427,287,721
Total distributable earnings (loss)	(3,046)
Total Net Assets	$427,284,675
Net Assets - American Cancer Society Support – Class D Shares	$417,999,074
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	418,006,220
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support - Class I Shares	$47,021
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	47,021
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support - Class N Shares	$3,506,719
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,506,719
Net Asset Value Per Share	$1.00
Net Assets - American Cancer Society Support – Class T Shares	$5,731,861
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,732,096
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Government Money Market Fund
Statement of Operations
For the year ended June 30, 2025(1)(2)

Investment Income:
Interest	$19,209,978
Other income	929
Total Investment Income	19,210,907
Expenses:
Advisory fees	820,691
Administration services fees:
American Cancer Society Support – Class D Shares	1,010,098
American Cancer Society Support - Class I Shares	11
American Cancer Society Support - Class N Shares	280
American Cancer Society Support – Class T Shares	20,237
Professional fees	49,977
Trustees' fees and expenses	7,961
Total Expenses	1,909,255
Less: Excess Expense Reimbursement and Waivers	(196,817)
Net Expenses	1,712,438
Net Investment Income/(Loss)	17,498,469
Net Realized Gain/(Loss) on Investments:
Investments	38
Total Net Realized Gain/(Loss) on Investments	38
Net Increase/(Decrease) in Net Assets Resulting from Operations	$17,498,507

(1)	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Government Money Market Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025(1),(2)	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$17,498,469	$18,325,409
Net realized gain/(loss) on investments	38	1,815
Net Increase/(Decrease) in Net Assets Resulting from Operations	17,498,507	18,327,224
Dividends and Distributions to Shareholders:
American Cancer Society Support – Class D Shares	(17,169,352)	(18,021,947)
American Cancer Society Support - Class I Shares	(257)	—
American Cancer Society Support - Class N Shares	(57,758)	—
American Cancer Society Support – Class T Shares	(270,940)	(303,462)
Net Decrease from Dividends and Distributions to Shareholders	(17,498,307)	(18,325,409)
Capital Share Transactions:
American Cancer Society Support – Class D Shares	34,417,376	(299,747)
American Cancer Society Support - Class I Shares	47,021	—
American Cancer Society Support - Class N Shares	3,506,719	—
American Cancer Society Support – Class T Shares	(485,250)	(46,734)
Net Increase/(Decrease) from Capital Share Transactions	37,485,866	(346,481)
Net Increase/(Decrease) in Net Assets	37,486,066	(344,666)
Net Assets:
Beginning of period	389,798,609	390,143,275
End of period	$427,284,675	$389,798,609

(1)	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	— (2)	—	—
Total Dividends and Distributions	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.36%	4.88%	3.27%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$417,999	$383,582	$383,879	$406,908	$343,130
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.47%	0.57%	0.58%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.42%	0.57%	0.58%	0.25%	0.09%
Ratio of Net Investment Income/(Loss)	4.27%	4.77%	3.20%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class I Shares
For a share outstanding during the period ended June 30	2025(1)
Net Asset Value, Beginning of Period	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02
Net realized and unrealized gain/(loss)(3)	—
Total from Investment Operations	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)
Total Dividends and Distributions	(0.02)
Net Asset Value, End of Period	$1.00
Total Return*	2.35%
Net Assets, End of Period (in thousands)	$47
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.20%
Ratio of Net Investment Income/(Loss)	4.24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 9, 2024 (inception date) through June 30, 2025.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class N Shares
For a share outstanding during the period ended June 30	2025(1)
Net Asset Value, Beginning of Period	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03
Net realized and unrealized gain/(loss)(3)	—
Total from Investment Operations	0.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)
Total Dividends and Distributions	(0.03)
Net Asset Value, End of Period	$1.00
Total Return*	3.01%
Net Assets, End of Period (in thousands)	$3,507
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.20%
Ratio of Net Investment Income/(Loss)	4.13%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from October 18, 2024 (inception date) through June 30, 2025.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
(3)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Government Money Market Fund
Financial Highlights

American Cancer Society Support – Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	— (2)	—	—
Total Dividends and Distributions	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.26%	4.86%	3.25%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$5,732	$6,217	$6,264	$8,866	$6,846
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.53%	0.59%	0.60%	0.59%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.59%	0.60%	0.26%	0.09%
Ratio of Net Investment Income/(Loss)	4.18%	4.75%	3.14%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Government Money Market Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).
As a government money market fund, the Fund is not required to impose a liquidity fee on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
Janus Investment Fund | 11

Janus Henderson Government Money Market Fund
Notes to Financial Statements
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
12 | June 30, 2025

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change
Janus Investment Fund | 13

Janus Henderson Government Money Market Fund
Notes to Financial Statements
in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or
14 | June 30, 2025

Janus Henderson Government Money Market Fund
Notes to Financial Statements
recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser will donate from the Adviser’s own resources, an amount representing 50% of the Adviser’s quarterly management fee revenue attributable to the Fund, net of any fee waivers and/or expense reimbursements, to the American Cancer Society® (“ACS”) in connection with ACS’s agreement to license the use of its name and trademarks to the Adviser. The Adviser will make annual minimum contributions to ACS of $1 million from 2024 to 2027, and in each year thereafter to the extent this arrangement continues. The Adviser’s donation may result in a tax benefit for the Adviser, but will not result in a tax benefit for shareholders. The ACS does not endorse any service or product. Shares of the Fund are not sponsored, endorsed, or promoted by the ACS, and the ACS is not an investment adviser or service provider to the Fund, Trust, or Adviser.
Effective December 9, 2024, Class D Shares, Class T Shares, Class I Shares, and Class N Shares of the Fund compensate the Adviser at an annual rate of 0.20%, 0.28%, 0.18%, and 0.02%, respectively, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. Prior to December 9, 2024, Class D Shares and Class T Shares of the Fund compensated the Adviser at annual rate of 0.36% and 0.38%. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed for Class D Shares, Class T Shares, Class I Shares, and Class N Shares, 0.33%, 0.46%, 0.20%, and 0.20%, for at least a one-year period through December 31, 2025 for Class D Shares, Class T Shares, and Class N Shares; and for at least a one-year period commencing on December 9, 2024 for Class I
Janus Investment Fund | 15

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Shares.
In addition, the Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
As of June 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
American Cancer Society Support – Class D Shares	- %	- %
American Cancer Society Support - Class I Shares	22	- *
American Cancer Society Support - Class N Shares	- *	- *
American Cancer Society Support – Class T Shares	-	-

*Less than 0.50%
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$8,487	$-	$-	$-	$(11,533)	$-
16 | June 30, 2025

Janus Henderson Government Money Market Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$17,498,307	$-	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$18,325,409	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
	Year ended June 30, 2025(1),(2)		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
American Cancer Society Support – Class D Shares:
Shares sold	222,504,747	$222,504,746	141,176,354	$141,176,353
Reinvested dividends and distributions	16,808,818	16,808,818	17,747,254	17,747,254
Shares repurchased	(204,896,188)	(204,896,188)	(159,223,354)	(159,223,354)
Net Increase/(Decrease)	34,417,377	$34,417,376	(299,746)	$(299,747)
American Cancer Society Support - Class I Shares:
Shares sold	47,214	$47,214	-	$-
Reinvested dividends and distributions	257	257	-	-
Shares repurchased	(450)	(450)	-	-
Net Increase/(Decrease)	47,021	$47,021	-	$-
American Cancer Society Support - Class N Shares:
Shares sold	4,769,991	$4,769,991	-	$-
Reinvested dividends and distributions	57,758	57,758	-	-
Shares repurchased	(1,321,030)	(1,321,030)	-	-
Net Increase/(Decrease)	3,506,719	$3,506,719	-	$-
American Cancer Society Support – Class T Shares:
Shares sold	9,915,761	$9,915,761	6,962,890	$6,962,889
Reinvested dividends and distributions	270,440	270,440	303,043	303,043
Shares repurchased	(10,671,451)	(10,671,451)	(7,312,666)	(7,312,666)
Net Increase/(Decrease)	(485,250)	$(485,250)	(46,733)	$(46,734)

(1)	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
(2)	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
6. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 17

Janus Henderson Government Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Government Money Market Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
18 | June 30, 2025

Janus Henderson Government Money Market Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	100%
Janus Investment Fund | 19

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
20 | June 30, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 21

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
22 | June 30, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 23

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
24 | June 30, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 25

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | June 30, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 27

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
28 | June 30, 2025

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 29

Janus Henderson Government Money Market Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
30 | June 30, 2025

Janus Henderson Government Money Market Fund
Notes
Janus Investment Fund | 31

Janus Henderson Government Money Market Fund
Notes
32 | June 30, 2025

Janus Henderson Government Money Market Fund
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93025 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson High-Yield Fund
Janus Investment Fund

Janus Henderson High-Yield Fund

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – 4.2%
Capital Goods – 0.7%
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.2797%, 1/29/31‡	$3,532,988	$3,460,964
Foundation Building Materials Inc, CME Term SOFR 3 Month + 5.2500%, 9.5456%, 1/29/31‡	1,100,000	1,082,818
		4,543,782
Communications – 0.3%
Zayo Group Holdings Inc, CME Term SOFR 1 Month + 4.2500%, 8.5586%, 3/9/27ƒ,‡	1,950,000	1,859,403
Consumer Cyclical – 1.1%
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 8.3214%, 5/21/32‡	2,821,000	2,761,054
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 13.3211%, 6/17/31ƒ,‡	5,050,000	4,898,500
		7,659,554
Consumer Non-Cyclical – 0.2%
Dermatology Intermediate Holdings III Inc, CME Term SOFR 3 Month + 4.2500%, 8.5297%, 3/30/29ƒ,‡	1,958,975	1,771,246
Electric – 0.4%
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.7956%, 2/19/32‡	2,597,490	2,561,685
Technology – 1.5%
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 8.7797%, 7/1/31‡	5,522,509	5,308,512
X Corp, 9.5000%, 10/26/29	5,066,000	4,922,480
		10,230,992
Total Bank Loans and Mezzanine Loans (cost $29,172,735)		28,626,662
Corporate Bonds – 88.8%
Banking – 0.2%
Ally Financial Inc, US Treasury Yield Curve Rate 5 Year + 2.4500%, 6.6460%, 1/17/40‡	1,430,000	1,405,832
Basic Industry – 10.5%
Capstone Copper Corp, 6.7500%, 3/31/33ž	7,295,000	7,469,781
Celanese US Holdings LLC, 6.6290%, 7/15/32	830,000	870,149
Celanese US Holdings LLC, 7.2000%, 11/15/33	2,653,000	2,816,319
Compass Minerals International Inc, 8.0000%, 7/1/30ž	5,551,000	5,734,961
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	3,071,000	3,259,397
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	7,513,000	7,706,009
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31ž	9,049,000	8,455,398
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	2,697,000	2,743,324
Maxam Prill Sarl, 7.7500%, 7/15/30ž	6,977,000	6,989,370
Mineral Resources Ltd, 9.2500%, 10/1/28ž	4,888,000	5,002,418
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,876,000	2,933,520
Taseko Mines Ltd, 8.2500%, 5/1/30ž	5,027,000	5,262,656
Tronox Inc, 4.6250%, 3/15/29ž	5,819,000	5,021,268
Verde Purchaser LLC, 10.5000%, 11/30/30ž	7,354,000	7,960,668
		72,225,238
Biotechnology – 0.6%
Travere Therapeutics Inc, 2.2500%, 3/1/29	3,995,000	3,795,335
Brokerage – 3.5%
Artec Group Inc, 10.0000%, 8/15/30ž	3,230,000	3,549,508
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	5,641,000	5,694,850
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	4,388,000	4,432,136
StoneX Group Inc, 7.8750%, 3/1/31ž	9,698,000	10,165,890
		23,842,384
Capital Goods – 7.0%
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	5,129,000	4,682,146
Bombardier Inc, 7.4500%, 5/1/34ž	5,341,000	5,806,575
Foundation Building Materials Inc, 6.0000%, 3/1/29ž,#	5,680,000	5,209,753
Herc Holdings In, 7.0000%, 6/15/30ž	3,003,000	3,136,205
Herc Holdings In, 7.2500%, 6/15/33ž	3,711,000	3,888,390
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	$2,222,000	$2,323,208
Patrick Industries Inc, 6.3750%, 11/1/32ž	1,688,000	1,692,637
Quikrete Holdings Inc, 6.7500%, 3/1/33ž	4,558,000	4,703,063
Standard Industries Inc/NJ, 3.3750%, 1/15/31ž	11,637,000	10,436,015
Wilsonart LLC, 11.0000%, 8/15/32ž	7,084,000	6,435,998
		48,313,990
Commercial Services – 0.4%
Albion Financing 1 Sarl / Aggreko Holdings Inc, 7.0000%, 5/21/30ž	2,754,000	2,810,532
Communications – 9.0%
Altice France SA, 5.5000%, 10/15/29ž	3,660,000	3,033,829
AMC Networks Inc, 10.5000%, 7/15/32ž	6,251,000	6,333,763
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	3,180,000	2,961,352
CSC Holdings LLC, 11.7500%, 1/31/29ž	3,252,000	3,093,159
Front Range BidCo Inc, 4.0000%, 3/1/27ž	2,572,000	2,411,961
Level 3 Financing Inc, 3.7500%, 7/15/29ž	2,399,000	2,018,159
Level 3 Financing Inc, 6.8750%, 6/30/33ž	6,760,868	6,879,339
Lions Gate Capital Holdings 1 Inc, 5.5000%, 4/15/29ž	6,208,000	5,395,187
McGraw-Hill Education Inc, 8.0000%, 8/1/29ž,#	3,725,000	3,792,802
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž,#	1,661,000	1,732,658
Midcontinent Communications, 8.0000%, 8/15/32ž,#	3,173,000	3,357,903
Nexstar Broadcasting Inc, 4.7500%, 11/1/28ž,#	2,127,000	2,071,817
Univision Communications Inc, 8.0000%, 8/15/28ž	5,567,000	5,649,275
Univision Communications Inc, 4.5000%, 5/1/29ž,#	3,128,000	2,843,983
Univision Communications Inc, 7.3750%, 6/30/30ž	2,615,000	2,569,852
Univision Communications Inc, 8.5000%, 7/31/31ž	2,941,000	2,944,258
Vmed O2 UK Financing I PLC, 4.7500%, 7/15/31ž	1,566,000	1,448,591
Vmed O2 UK Financing I PLC, 7.7500%, 4/15/32ž	3,133,000	3,255,647
		61,793,535
Consumer Cyclical – 22.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.8750%, 6/15/30ž	4,680,000	4,743,480
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž,#	5,163,000	4,888,785
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	4,191,000	4,064,175
Bath & Body Works Inc, 6.9500%, 3/1/33	3,784,000	3,890,043
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	6,285,000	6,371,607
Caesars Entertainment Inc, 6.0000%, 10/15/32ž	3,460,000	3,393,263
Carvana Co, 5.8750%, 10/1/28ž	95,000	90,963
Carvana Co, 4.8750%, 9/1/29ž	2,423,000	2,192,815
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	4,872,088	5,123,609
Crocs Inc, 4.1250%, 8/15/31ž	784,000	706,001
EG Global Finance PLC, 12.0000%, 11/30/28ž	3,183,000	3,513,631
Ford Motor Credit Co LLC, 6.5000%, 2/7/35	5,389,000	5,381,545
Forvia SE, 8.0000%, 6/15/30ž,#	5,033,000	5,156,741
Full House Resorts Inc, 8.2500%, 2/15/28ž,#	6,479,000	6,295,477
Garda World Security Corp, 6.0000%, 6/1/29ž	11,356,000	11,084,070
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,339,000	3,076,743
Kohl's Corp, 10.0000%, 6/1/30ž	2,694,000	2,792,383
LGI Homes Inc, 4.0000%, 7/15/29ž	7,360,000	6,585,613
LGI Homes Inc, 7.0000%, 11/15/32ž	2,750,000	2,617,313
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	2,919,000	3,013,015
New Flyer Holdings Inc, 9.2500%, 7/1/30ž	4,358,000	4,597,872
New Home Company Inc/The, 9.2500%, 10/1/29ž	1,663,000	1,724,075
New Home Company Inc/The, 8.5000%, 11/1/30ž	4,292,000	4,371,253
Penn Entertainment Inc, 4.1250%, 7/1/29ž	7,321,000	6,783,697
Six Flags Entertainment Corp, 7.2500%, 5/15/31ž	5,578,000	5,732,431
Station Casinos LLC, 4.5000%, 2/15/28ž	1,905,000	1,868,051
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Station Casinos LLC, 4.6250%, 12/1/31ž	$9,354,000	$8,762,206
Travel + Leisure Co, 4.6250%, 3/1/30ž	2,079,000	1,993,237
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž,#	7,457,000	7,812,587
Voyager Parent LLC, 9.2500%, 7/1/32ž	6,627,000	6,894,908
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	5,276,000	5,110,233
Wynn Macau Ltd, 5.6250%, 8/26/28ž	7,422,000	7,296,484
Wynn Macau Ltd, 5.1250%, 12/15/29ž	2,933,000	2,818,144
		150,746,450
Consumer Non-Cyclical – 8.4%
1261229 BC Ltd, 10.0000%, 4/15/32ž	3,124,000	3,151,397
Champ Acquisition Corp, 8.3750%, 12/1/31ž	2,868,000	3,047,614
CHS / Community Health Systems Inc, 6.8750%, 4/15/29ž	2,120,000	1,690,382
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	8,369,000	8,836,752
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	7,864,000	8,556,661
LifePoint Health Inc, 11.0000%, 10/15/30ž	1,922,000	2,120,343
LifePoint Health Inc, 10.0000%, 6/1/32ž	9,545,000	9,847,242
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	3,029,000	2,908,888
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	2,401,000	2,309,215
Organon Finance 1 LLC, 5.1250%, 4/30/31ž,#	5,308,000	4,606,578
Star Parent Inc, 9.0000%, 10/1/30ž	6,192,000	6,512,862
Thor Industries Inc, 4.0000%, 10/15/29ž	4,126,000	3,866,536
		57,454,470
Electric – 3.3%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	2,697,000	2,630,449
Alpha Generation LLC, 6.7500%, 10/15/32ž	3,340,000	3,443,022
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	5,615,000	5,832,600
NRG Energy Inc, 6.0000%, 2/1/33ž	2,553,000	2,578,443
NRG Energy Inc, 6.2500%, 11/1/34ž	2,979,000	3,035,148
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	5,290,000	5,064,601
		22,584,263
Energy – 5.1%
Civitas Resources Inc, 8.7500%, 7/1/31ž	4,685,000	4,737,046
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	13,271,000	13,807,751
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	2,103,000	2,211,721
ITT Holdings LLC, 6.5000%, 8/1/29ž	4,551,000	4,327,778
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	10,385,000	10,134,161
		35,218,457
Finance Companies – 4.0%
FirstCash Inc, 5.6250%, 1/1/30ž	1,136,000	1,132,754
FirstCash Inc, 6.8750%, 3/1/32ž	1,410,000	1,459,058
GGAM Finance Ltd, 5.8750%, 3/15/30ž	2,936,000	2,956,846
OneMain Finance Corp, 6.6250%, 5/15/29	2,649,000	2,720,658
OneMain Finance Corp, 4.0000%, 9/15/30	3,984,000	3,676,171
OneMain Finance Corp, 6.7500%, 3/15/32	3,280,000	3,341,690
OneMain Finance Corp, 7.1250%, 9/15/32	4,573,000	4,734,285
PennyMac Financial Services Inc, 5.7500%, 9/15/31ž	5,111,000	5,011,840
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	2,718,000	2,785,950
		27,819,252
Financial Institutions – 0.8%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,669,000	1,686,626
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,005,000	4,000,800
		5,687,426
Government Sponsored – 0.6%
Ecopetrol SA, 8.3750%, 1/19/36	2,305,000	2,224,017
Uzbekneftegaz, 8.7500%, 5/7/30ž	2,000,000	2,056,913
		4,280,930
Insurance – 1.0%
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	6,793,000	6,713,247
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 0.8%
Rithm Capital Corp, 8.0000%, 4/1/29ž	$5,551,000	$5,608,270
Technology – 4.9%
Cloud Software Group Inc, 6.5000%, 3/31/29ž	8,869,000	8,951,597
Cloud Software Group Inc, 9.0000%, 9/30/29ž	7,138,000	7,398,718
CoreWeave Inc, 9.2500%, 6/1/30ž	6,666,000	6,814,874
Rocket Software Inc, 9.0000%, 11/28/28ž	3,237,000	3,336,716
Rocket Software Inc, 6.5000%, 2/15/29ž	7,272,000	7,055,924
		33,557,829
Transportation – 6.7%
American Airlines Inc, 7.2500%, 2/15/28ž,#	3,457,000	3,530,458
American Airlines Inc, 8.5000%, 5/15/29ž,#	8,117,000	8,510,950
Beacon Mobility Corp, 7.2500%, 8/1/30ž	4,102,000	4,188,272
LATAM Airlines Group SA, 7.8750%, 4/15/30ž	8,252,000	8,417,040
Rand Parent LLC, 8.5000%, 2/15/30ž	8,407,000	8,441,973
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32ž	7,188,000	7,619,683
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	5,137,000	5,369,788
		46,078,164
Total Corporate Bonds (cost $596,100,021)		609,935,604
Convertible Corporate Bonds – 0.3%
Advertising – 0.3%
Authentic Brands Group LLC, 5.0000% (5% PIK), 9/1/29Ç,Ø,¢ (cost $2,232,182)	2,232,182	2,232,182
Foreign Government Bonds – 1.0%
Barbados Government Bond, 8.0000%, 6/26/35ž	698,000	700,391
Commonwealth of the Bahamas Bond, 8.2500%, 6/24/36ž	1,986,000	2,015,790
Republic of Cote d'Ivoire Government Bond, 8.0750%, 4/1/36ž	1,789,000	1,725,656
Republic of Ghana Government Bond, 5.0000%, 7/3/29Ç	2,502,000	2,334,461
Total Foreign Government Bonds (cost $6,732,954)		6,776,298
Common Stocks – 2.2%
Building Products – 0.5%
Builders FirstSource Inc*	29,363	3,426,369
Chemicals – 0.1%
Celanese Corp	14,094	779,821
Health Care Providers & Services – 0.4%
Surgery Partners Inc*	144,111	3,203,588
Hotels, Restaurants & Leisure – 0.5%
Churchill Downs Inc	32,411	3,273,511
Metals & Mining – 0.2%
MP Materials Corp*	36,504	1,214,488
Pharmaceuticals – 0.2%
Organon & Co	125,565	1,215,469
Semiconductor & Semiconductor Equipment – 0.3%
Marvell Technology Inc	25,171	1,948,235
Total Common Stocks (cost $16,599,969)		15,061,481
Investment Companies – 4.9%
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $33,964,455)	33,957,663	33,964,455
Investments Purchased with Cash Collateral from Securities Lending – 3.2%
Investment Companies – 2.4%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	16,583,658	16,583,658
Time Deposits – 0.8%
Royal Bank of Canada, 4.3100%, 7/1/25	$5,339,765	5,339,765
Total Investments Purchased with Cash Collateral from Securities Lending (cost $21,923,423)		21,923,423
Total Investments (total cost $706,725,739) – 104.6%		718,520,105
Liabilities, net of Cash, Receivables and Other Assets – (4.6)%		(31,923,179)
Net Assets – 100%		$686,596,926
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$588,536,080	81.9%
Canada	39,174,611	5.5
Australia	16,201,140	2.3
Zambia	10,965,406	1.5
Macao	10,114,628	1.4
Luxembourg	9,799,902	1.4
Chile	8,417,040	1.2
United Kingdom	8,217,869	1.1
France	8,190,570	1.1
Jersey	4,888,785	0.7
Ireland	2,956,846	0.4
Ghana	2,334,461	0.3
Colombia	2,224,017	0.3
Uzbekistan	2,056,913	0.3
Bahamas	2,015,790	0.3
Cote D'Ivoire	1,725,656	0.2
Barbados	700,391	0.1
Total	$718,520,105	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$24,224,865	$388,717,648	$(378,978,694)	$636	$-	$33,964,455	33,957,663	$983,063
Investments Purchased with Cash Collateral from Securities Lending - 2.4%
Investment Companies - 2.4%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	10,138,314	125,715,323	(119,269,979)	-	-	16,583,658	16,583,658	167,250 ∆
Total Affiliated Investments - 7.3%
	$34,363,179	$514,432,971	$(498,248,673)	$636	$-	$50,548,113	50,541,321	$1,150,313

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Euro	7/3/25	1,679,313	$(1,925,804)	$52,244
Euro	7/3/25	(1,679,313)	1,894,435	(83,614)
Euro	9/19/25	(307,374)	361,809	(2,120)
Total				$(33,490)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	330	10/3/25	$68,647,735	$291,331
US Treasury Long Bond	68	9/30/25	7,851,875	236,999
Total - Futures Long				528,330
Futures Short:
10 Year US Treasury Note	44	9/30/25	(4,933,500)	(83,755)
5 Year US Treasury Note	377	10/3/25	(41,093,000)	(320,995)
Ultra 10 Year Treasury Note	139	9/30/25	(15,882,922)	(254,777)
Ultra Long Term US Treasury Bond	20	9/30/25	(2,382,500)	(61,415)
Total - Futures Short				(720,942)
Total				$(192,612)

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)
Citibank, National Association:
Venture Global LNG, Inc., Fixed Rate 5%, Paid Quarterly	12/20/26	(650,000)	USD	$(39,196)	$1,030	$(38,166)

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$-	$52,244	$-	$52,244
*Futures contracts	-	-	528,330	$528,330
Total Asset Derivatives	$-	$52,244	$528,330	$580,574
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$85,734	$-	$85,734
Swaps - OTC, at value	38,166	-	-	$38,166
*Futures contracts	-	-	720,942	$720,942
Total Liability Derivatives	$38,166	$85,734	$720,942	$844,842

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$605,990	$605,990
Swap contracts	(363,968)	-	$(363,968)
Total	$(363,968)	$605,990	$242,022
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson High-Yield Fund
Schedule of Investments
June 30, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(432,894)	$(432,894)
Forward foreign currency exchange contracts	-	(33,490)	-	$(33,490)
Swap contracts	1,030	-	-	$1,030
Total	$1,030	$(33,490)	$(432,894)	$(465,354)

Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2025
Credit default swaps:
Average notional amount - buy protection	$5,780,769
Average notional amount - sell protection	1,284,615
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	388,543
Average amounts sold - in USD	466,701
Futures contracts:
Average notional amount of contracts - long	70,869,875
Average notional amount of contracts - short	37,672,243

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$52,244	$(52,244)	$—	$—
JPMorgan Chase Bank, National Association	21,125,980	—	(21,125,980)	—
Total	$21,178,224	$(52,244)	$(21,125,980)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$85,734	$(52,244)	$—	$33,490
Citibank, National Association	38,166	—	—	38,166
Total	$123,900	$(52,244)	$—	$71,656

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$573,929,596, which represents 83.6% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2025 is $2,232,182, which represents 0.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
8  | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Bank Loans and Mezzanine Loans	$-	$28,626,662	$-
Corporate Bonds	-	609,935,604	-
Convertible Corporate Bonds	-	-	2,232,182
Foreign Government Bonds	-	6,776,298	-
Common Stocks	15,061,481	-	-
Investment Companies	-	33,964,455	-
Investments Purchased with Cash Collateral from Securities Lending	-	21,923,423	-
Total Investments in Securities	$15,061,481	$701,226,442	$2,232,182
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	52,244	-
Futures Contracts	528,330	-	-
Total Assets	$15,589,811	$701,278,686	$2,232,182
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$85,734	$-
Futures Contracts	720,942	-	-
OTC Swaps	-	38,166	-
Total Liabilities	$720,942	$123,900	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 9

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $656,177,626)(1)	$667,971,992
Affiliated investments, at value (cost $50,548,113)	50,548,113
Cash	14,824
Deposits with brokers for futures	900,000
Forward foreign currency exchange contracts	52,244
Cash denominated in foreign currency (cost $34)	34
Variation margin receivable on futures contracts	86,047
Trustees' deferred compensation	19,543
Receivables:
Investments sold	12,004,757
Interest	10,821,435
Fund shares sold	655,001
Dividends from affiliates	115,646
Dividends	7,217
Other assets	36,462
Total Assets	743,233,315
Liabilities:
Collateral for securities loaned (Note 3)	21,923,423
Forward foreign currency exchange contracts	85,734
OTC swap contracts at value (premiums received $39,196)	38,166
Variation margin payable on futures contracts	158,023
Payables:
Investments purchased	31,781,001
Fund shares repurchased	1,638,187
Dividends	339,714
Advisory fees	307,997
Transfer agent fees and expenses	86,876
Professional fees	77,902
Trustees' deferred compensation fees	19,543
12b-1 Distribution and shareholder servicing fees	9,429
Trustees' fees and expenses	3,093
Affiliated fund administration fees payable	1,396
Custodian fees	921
Accrued expenses and other payables	164,984
Total Liabilities	56,636,389
Commitments and contingent liabilities (Note 4)
Net Assets	$686,596,926
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson High-Yield Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$984,923,893
Total distributable earnings (loss)	(298,326,967)
Total Net Assets	$686,596,926
Net Assets - Class A Shares	$33,776,150
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,572,723
Net Asset Value Per Share(2)	$7.39
Maximum Offering Price Per Share(3)	$7.76
Net Assets - Class C Shares	$2,076,768
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	281,055
Net Asset Value Per Share(2)	$7.39
Net Assets - Class D Shares	$297,517,388
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,265,793
Net Asset Value Per Share	$7.39
Net Assets - Class I Shares	$141,986,866
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,208,678
Net Asset Value Per Share	$7.39
Net Assets - Class N Shares	$26,881,654
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,635,618
Net Asset Value Per Share	$7.39
Net Assets - Class R Shares	$1,705,012
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	230,996
Net Asset Value Per Share	$7.38
Net Assets - Class S Shares	$752,835
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	101,787
Net Asset Value Per Share	$7.40
Net Assets - Class T Shares	$181,900,253
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,620,437
Net Asset Value Per Share	$7.39

(1)	Includes $21,125,980 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson High-Yield Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$48,583,188
Dividends from affiliates	983,063
Affiliated securities lending income, net	167,250
Dividends	107,101
Unaffiliated securities lending income, net	50,150
Other income	129,210
Foreign tax withheld	(2,727)
Total Investment Income	50,017,235
Expenses:
Advisory fees	3,877,090
12b-1 Distribution and shareholder servicing fees:
Class A Shares	74,164
Class C Shares	24,531
Class R Shares	8,080
Class S Shares	1,887
Transfer agent administrative fees and expenses:
Class D Shares	322,960
Class R Shares	4,182
Class S Shares	1,900
Class T Shares	477,838
Transfer agent networking and omnibus fees:
Class A Shares	15,515
Class C Shares	1,542
Class I Shares	98,941
Other transfer agent fees and expenses:
Class A Shares	1,578
Class C Shares	132
Class D Shares	40,838
Class I Shares	3,408
Class N Shares	1,298
Class R Shares	66
Class S Shares	41
Class T Shares	2,345
Registration fees	154,622
Shareholder reports expense	85,983
Professional fees	75,513
Affiliated fund administration fees	21,217
Custodian fees	14,750
Trustees' fees and expenses	12,019
Other expenses	197,345
Total Expenses	5,519,785
Less: Excess Expense Reimbursement and Waivers	(360,453)
Net Expenses	5,159,332
Net Investment Income/(Loss)	44,857,903
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson High-Yield Fund
Statement of Operations
For the year ended June 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$12,031,160
Investments in affiliates	636
Futures contracts	605,990
Swap contracts	(363,968)
Total Net Realized Gain/(Loss) on Investments	12,273,818
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	2,645,324
Forward foreign currency exchange contracts	(33,490)
Futures contracts	(432,894)
Swap contracts	1,030
Total Change in Unrealized Net Appreciation/Depreciation	2,179,970
Net Increase/(Decrease) in Net Assets Resulting from Operations	$59,311,691
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson High-Yield Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$44,857,903	$51,216,761
Net realized gain/(loss) on investments	12,273,818	(33,060,676)
Change in unrealized net appreciation/depreciation	2,179,970	52,991,780
Net Increase/(Decrease) in Net Assets Resulting from Operations	59,311,691	71,147,865
Dividends and Distributions to Shareholders:
Class A Shares	(2,004,234)	(1,715,503)
Class C Shares	(153,667)	(200,072)
Class D Shares	(20,341,094)	(18,899,890)
Class I Shares	(7,032,857)	(8,617,016)
Class N Shares	(2,087,703)	(6,217,056)
Class R Shares	(105,781)	(295,176)
Class S Shares	(49,845)	(77,683)
Class T Shares	(13,014,536)	(15,156,548)
Net Decrease from Dividends and Distributions to Shareholders	(44,789,717)	(51,178,944)
Capital Share Transactions:
Class A Shares	4,054,139	7,789,222
Class C Shares	(763,895)	(1,535,171)
Class D Shares	(1,895)	682,345
Class I Shares	33,495,949	(42,018,947)
Class N Shares	(44,556,553)	(31,416,062)
Class R Shares	144,069	(5,724,764)
Class S Shares	(110,538)	(444,969)
Class T Shares	(24,722,250)	(70,464,761)
Net Increase/(Decrease) from Capital Share Transactions	(32,460,974)	(143,133,107)
Net Increase/(Decrease) in Net Assets	(17,939,000)	(123,164,186)
Net Assets:
Beginning of period	704,535,926	827,700,112
End of period	$686,596,926	$704,535,926
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.49	0.46	0.42	0.36	0.39
Net realized and unrealized gain/(loss)	0.16	0.18	0.06	(1.64)	0.88
Total from Investment Operations	0.65	0.64	0.48	(1.28)	1.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.46)	(0.42)	(0.37)	(0.40)
Total Dividends and Distributions	(0.49)	(0.46)	(0.42)	(0.37)	(0.40)
Net Asset Value, End of Period	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	9.31%	9.34%	6.99%	(15.31)%	16.69%
Net Assets, End of Period (in thousands)	$33,776	$29,106	$20,698	$24,533	$38,432
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.99%	0.97%	1.01%	0.98%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.94%	0.98%	0.98%	0.97%
Ratio of Net Investment Income/(Loss)	6.77%	6.45%	5.97%	4.41%	4.71%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson High-Yield Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.63	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.41	0.37	0.31	0.34
Net realized and unrealized gain/(loss)	0.16	0.18	0.06	(1.63)	0.86
Total from Investment Operations	0.60	0.59	0.43	(1.32)	1.20
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.41)	(0.37)	(0.32)	(0.34)
Total Dividends and Distributions	(0.44)	(0.41)	(0.37)	(0.32)	(0.34)
Net Asset Value, End of Period	$7.39	$7.23	$7.05	$6.99	$8.63
Total Return*	8.53%	8.64%	6.24%	(15.81)%	15.73%
Net Assets, End of Period (in thousands)	$2,077	$2,786	$4,249	$5,200	$7,519
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.82%	1.69%	1.77%	1.71%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	1.58%	1.70%	1.68%	1.69%
Ratio of Net Investment Income/(Loss)	6.03%	5.76%	5.28%	3.71%	4.03%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.51	0.47	0.44	0.38	0.41
Net realized and unrealized gain/(loss)	0.16	0.18	0.05	(1.64)	0.88
Total from Investment Operations	0.67	0.65	0.49	(1.26)	1.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.47)	(0.43)	(0.39)	(0.42)
Total Dividends and Distributions	(0.51)	(0.47)	(0.43)	(0.39)	(0.42)
Net Asset Value, End of Period	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	9.51%	9.54%	7.23%	(15.13)%	16.93%
Net Assets, End of Period (in thousands)	$297,517	$291,392	$283,345	$279,111	$347,855
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.79%	0.80%	0.76%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.76%	0.77%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	6.94%	6.62%	6.21%	4.64%	4.92%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson High-Yield Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.05	$7.00	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.51	0.47	0.44	0.39	0.42
Net realized and unrealized gain/(loss)	0.16	0.18	0.04	(1.64)	0.88
Total from Investment Operations	0.67	0.65	0.48	(1.25)	1.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.47)	(0.43)	(0.39)	(0.43)
Total Dividends and Distributions	(0.51)	(0.47)	(0.43)	(0.39)	(0.43)
Net Asset Value, End of Period	$7.39	$7.23	$7.05	$7.00	$8.64
Total Return*	9.53%	9.56%	7.10%	(14.98)%	16.99%
Net Assets, End of Period (in thousands)	$141,987	$105,742	$144,956	$165,462	$264,363
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.78%	0.76%	0.75%	0.72%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.74%	0.74%	0.72%	0.71%
Ratio of Net Investment Income/(Loss)	6.96%	6.62%	6.22%	4.66%	4.97%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | June 30, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.52	0.48	0.45	0.39	0.42
Net realized and unrealized gain/(loss)	0.16	0.18	0.05	(1.64)	0.88
Total from Investment Operations	0.68	0.66	0.50	(1.25)	1.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.52)	(0.48)	(0.44)	(0.40)	(0.43)
Total Dividends and Distributions	(0.52)	(0.48)	(0.44)	(0.40)	(0.43)
Net Asset Value, End of Period	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	9.64%	9.68%	7.37%	(15.01)%	17.09%
Net Assets, End of Period (in thousands)	$26,882	$70,554	$99,579	$165,384	$149,967
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.68%	0.65%	0.65%	0.63%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.63%	0.64%	0.63%	0.62%
Ratio of Net Investment Income/(Loss)	7.04%	6.73%	6.27%	4.80%	5.05%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson High-Yield Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.04	$6.99	$8.63	$7.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.42	0.39	0.33	0.35
Net realized and unrealized gain/(loss)	0.15	0.19	0.05	(1.63)	0.89
Total from Investment Operations	0.61	0.61	0.44	(1.30)	1.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.42)	(0.39)	(0.34)	(0.37)
Total Dividends and Distributions	(0.46)	(0.42)	(0.39)	(0.34)	(0.37)
Net Asset Value, End of Period	$7.38	$7.23	$7.04	$6.99	$8.63
Total Return*	8.70%	9.03%	6.41%	(15.56)%	16.20%
Net Assets, End of Period (in thousands)	$1,705	$1,529	$7,071	$6,351	$7,788
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.59%	1.44%	1.45%	1.41%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.37%	1.39%	1.38%	1.39%
Ratio of Net Investment Income/(Loss)	6.33%	5.94%	5.60%	4.02%	4.20%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson High-Yield Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.24	$7.06	$7.00	$8.65	$7.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.44	0.41	0.35	0.38
Net realized and unrealized gain/(loss)	0.16	0.18	0.06	(1.64)	0.88
Total from Investment Operations	0.64	0.62	0.47	(1.29)	1.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.44)	(0.41)	(0.36)	(0.39)
Total Dividends and Distributions	(0.48)	(0.44)	(0.41)	(0.36)	(0.39)
Net Asset Value, End of Period	$7.40	$7.24	$7.06	$7.00	$8.65
Total Return*	9.10%	9.14%	6.83%	(15.42)%	16.47%
Net Assets, End of Period (in thousands)	$753	$845	$1,260	$1,449	$2,237
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.57%	1.39%	1.35%	1.28%	1.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.13%	1.13%	1.13%	1.15%
Ratio of Net Investment Income/(Loss)	6.56%	6.25%	5.83%	4.25%	4.53%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson High-Yield Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.23	$7.05	$6.99	$8.64	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.50	0.46	0.43	0.37	0.40
Net realized and unrealized gain/(loss)	0.16	0.18	0.05	(1.64)	0.88
Total from Investment Operations	0.66	0.64	0.48	(1.27)	1.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.46)	(0.42)	(0.38)	(0.41)
Total Dividends and Distributions	(0.50)	(0.46)	(0.42)	(0.38)	(0.41)
Net Asset Value, End of Period	$7.39	$7.23	$7.05	$6.99	$8.64
Total Return*	9.38%	9.43%	7.12%	(15.21)%	16.82%
Net Assets, End of Period (in thousands)	$181,900	$202,581	$266,544	$283,236	$372,314
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.92%	0.90%	0.90%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.86%	0.87%	0.86%	0.85%
Ratio of Net Investment Income/(Loss)	6.81%	6.50%	6.10%	4.53%	4.82%
Portfolio Turnover Rate	127%	87%	73%	81%	120%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 23

Janus Henderson High-Yield Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
24 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30,
2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 25

Janus Henderson High-Yield Fund
Notes to Financial Statements
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
26 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
Janus Investment Fund | 27

Janus Henderson High-Yield Fund
Notes to Financial Statements
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
28 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable
Janus Investment Fund | 29

Janus Henderson High-Yield Fund
Notes to Financial Statements
obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
30 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the
Janus Investment Fund | 31

Janus Henderson High-Yield Fund
Notes to Financial Statements
borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
32 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
Janus Investment Fund | 33

Janus Henderson High-Yield Fund
Notes to Financial Statements
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $21,125,980. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $21,923,423, resulting in the net amount due to the counterparty of
$797,443.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain
34 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
Janus Investment Fund | 35

Janus Henderson High-Yield Fund
Notes to Financial Statements
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $349.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $1,208 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $258.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year
36 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$923,997	$-	$(310,930,752)	$-	$(3,323)	$11,683,111
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(96,971,885)	$(213,958,867)	$(310,930,752)
During the year ended June 30, 2025, capital loss carryovers of $11,167,678 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$706,836,994	$16,141,568	$(4,458,457)	$11,683,111
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(265,298)	$1,030	$-	$1,030
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$44,789,717	$-	$-	$-
Janus Investment Fund | 37

Janus Henderson High-Yield Fund
Notes to Financial Statements

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$51,178,944	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,997,627	$21,984,255	2,565,938	$18,334,801
Reinvested dividends and distributions	258,934	1,897,088	223,630	1,590,531
Shares repurchased	(2,710,131)	(19,827,204)	(1,700,235)	(12,136,110)
Net Increase/(Decrease)	546,430	$4,054,139	1,089,333	$7,789,222
Class C Shares:
Shares sold	46,540	$338,015	93,842	$673,116
Reinvested dividends and distributions	20,284	148,727	26,972	191,127
Shares repurchased	(171,002)	(1,250,637)	(338,198)	(2,399,414)
Net Increase/(Decrease)	(104,178)	$(763,895)	(217,384)	$(1,535,171)
Class D Shares:
Shares sold	3,961,043	$28,912,629	3,201,465	$22,710,801
Reinvested dividends and distributions	2,396,127	17,566,307	2,303,340	16,351,561
Shares repurchased	(6,385,707)	(46,480,831)	(5,402,366)	(38,380,017)
Net Increase/(Decrease)	(28,537)	$(1,895)	102,439	$682,345
Class I Shares:
Shares sold	9,390,493	$68,318,049	7,001,819	$49,731,992
Reinvested dividends and distributions	900,026	6,601,727	1,018,199	7,225,593
Shares repurchased	(5,698,542)	(41,423,827)	(13,956,588)	(98,976,532)
Net Increase/(Decrease)	4,591,977	$33,495,949	(5,936,570)	$(42,018,947)
Class N Shares:
Shares sold	3,408,341	$25,105,892	1,611,391	$11,391,968
Reinvested dividends and distributions	276,686	2,028,607	868,968	6,162,130
Shares repurchased	(9,805,892)	(71,691,052)	(6,852,611)	(48,970,160)
Net Increase/(Decrease)	(6,120,865)	$(44,556,553)	(4,372,252)	$(31,416,062)
Class R Shares:
Shares sold	67,350	$492,304	252,571	$1,780,058
Reinvested dividends and distributions	14,426	105,634	41,879	295,064
Shares repurchased	(62,325)	(453,869)	(1,086,926)	(7,799,886)
Net Increase/(Decrease)	19,451	$144,069	(792,476)	$(5,724,764)
Class S Shares:
Shares sold	15,948	$117,494	16,733	$118,381
Reinvested dividends and distributions	6,773	49,721	10,663	75,756
Shares repurchased	(37,710)	(277,753)	(89,097)	(639,106)
Net Increase/(Decrease)	(14,989)	$(110,538)	(61,701)	$(444,969)
Class T Shares:
Shares sold	3,020,700	$22,151,258	6,012,483	$42,707,967
Reinvested dividends and distributions	1,741,978	12,773,259	2,105,969	14,921,411
Shares repurchased	(8,156,836)	(59,646,767)	(17,914,287)	(128,094,139)
Net Increase/(Decrease)	(3,394,158)	$(24,722,250)	(9,795,835)	$(70,464,761)
7. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as
38 | June 30, 2025

Janus Henderson High-Yield Fund
Notes to Financial Statements
follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$809,210,341	$842,501,115	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 39

Janus Henderson High-Yield Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson High-Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson High-Yield Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
40 | June 30, 2025

Janus Henderson High-Yield Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	98%
Janus Investment Fund | 41

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
42 | June 30, 2025

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 43

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
44 | June 30, 2025

Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 45

Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
46 | June 30, 2025

Janus Henderson High-Yield Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 47

Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
48 | June 30, 2025

Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 49

Janus Henderson High-Yield Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
50 | June 30, 2025

Janus Henderson High-Yield Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 51

Janus Henderson High-Yield Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
52 | June 30, 2025

Janus Henderson High-Yield Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93026 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Janus Investment Fund

Janus Henderson International Dividend Fund

Janus Henderson International Dividend Fund
Schedule of Investments
June 30, 2025

	Shares	Value
Common Stocks – 92.8%
Aerospace & Defense – 2.0%
Airbus SE	11,480	$2,396,760
BAE Systems PLC	87,199	2,257,612
		4,654,372
Banks – 9.1%
BNP Paribas SA	66,006	5,933,263
Natwest Group PLC	681,845	4,785,501
Nordea Bank Abp	303,365	4,505,598
Resona Holdings Inc	632,700	5,852,882
		21,077,244
Beverages – 3.0%
Coca-Cola European Partners PLC	76,151	7,060,721
Building Products – 2.1%
Cie de Saint-Gobain	42,264	4,959,937
Capital Markets – 3.5%
Hong Kong Exchanges & Clearing Ltd	108,900	5,810,072
Intermediate Capital Group PLC	85,818	2,270,735
		8,080,807
Diversified Telecommunication Services – 4.0%
Deutsche Telekom AG	130,752	4,769,374
TELUS Corp	289,020	4,642,235
		9,411,609
Electrical Equipment – 5.2%
nVent Electric PLC	83,243	6,097,550
Schneider Electric SE	22,162	5,893,927
		11,991,477
Food Products – 2.6%
Nestle SA (REG)	60,905	6,053,639
Household Durables – 2.6%
Sony Corp	236,300	6,121,251
Industrial Conglomerates – 2.6%
Siemens AG	23,375	5,992,143
Insurance – 10.4%
AIA Group Ltd	762,000	6,833,994
AXA SA	103,346	5,072,114
Dai-ichi Life Holdings Inc	790,400	6,016,240
Zurich Insurance Group AG	8,919	6,236,890
		24,159,238
Interactive Media & Services – 0.9%
Alphabet Inc - Class C	12,077	2,142,339
Machinery – 2.3%
Daimler Truck Holding AG	110,998	5,251,566
Media – 2.4%
Publicis Groupe SA	49,241	5,549,066
Metals & Mining – 1.0%
Freeport-McMoRan Inc	53,997	2,340,770
Multi-Utilities – 3.0%
National Grid PLC	486,166	7,082,484
Personal Products – 2.8%
Unilever PLC	105,574	6,436,105
Pharmaceuticals – 9.1%
AstraZeneca PLC	39,312	5,459,925
Novartis AG	41,423	5,022,885
Roche Holding AG	18,529	6,036,935
Sanofi	47,371	4,586,792
		21,106,537
Professional Services – 3.7%
RELX PLC	157,484	8,517,461
Semiconductor & Semiconductor Equipment – 11.0%
ASML Holding NV	5,730	4,572,986
MediaTek Inc	50,000	2,139,898
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson International Dividend Fund
Schedule of Investments
June 30, 2025
	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	50,356	$11,405,130
Tokyo Electron Ltd	38,900	7,477,964
		25,595,978
Software – 5.6%
Microsoft Corp	10,539	5,242,204
Oracle Corp	11,215	2,451,935
SAP SE	17,634	5,361,605
		13,055,744
Textiles, Apparel & Luxury Goods – 2.9%
Cie Financiere Richemont SA (REG)	35,267	6,645,635
Wireless Telecommunication Services – 1.0%
KDDI Corp	134,100	2,309,660
Total Common Stocks (cost $163,215,091)		215,595,783
Preferred Stocks – 2.5%
Technology Hardware, Storage & Peripherals – 2.5%
Samsung Electronics Co Ltd (cost $6,286,666)	161,869	5,938,276
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $8,911,327)	8,909,545	8,911,327
Total Investments (total cost $178,413,084) – 99.1%		230,445,386
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		1,980,165
Net Assets – 100%		$232,425,551

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
France	$34,391,859	14.9%
Switzerland	29,995,984	13.0
United Kingdom	28,916,978	12.5
Japan	27,777,997	12.0
United States	27,186,125	11.8
Germany	21,374,688	9.3
Netherlands	19,526,552	8.5
Taiwan	13,545,028	5.9
Hong Kong	12,644,066	5.5
South Korea	5,938,276	2.6
Canada	4,642,235	2.0
Finland	4,505,598	2.0
Total	$230,445,386	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$5,998,093	$128,681,806	$(125,768,544)	$(28)	$-	$8,911,327	8,909,545	$382,044
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson International Dividend Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$215,595,783	$-	$-
Preferred Stocks	5,938,276	-	-
Investment Companies	-	8,911,327	-
Total Assets	$221,534,059	$8,911,327	$-
Janus Investment Fund | 3

Janus Henderson International Dividend Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $169,501,757)	$221,534,059
Affiliated investments, at value (cost $8,911,327)	8,911,327
Cash denominated in foreign currency (cost $25)	25
Trustees' deferred compensation	6,579
Receivables:
Fund shares sold	1,428,016
Foreign tax reclaims	1,415,377
Dividends	342,857
Dividends from affiliates	42,984
Other assets	171,056
Total Assets	233,852,280
Liabilities:
Due to custodian	1,854
Payables:
Fund shares repurchased	1,098,714
Advisory fees	104,426
Professional fees	87,412
Dividends	46,996
Transfer agent fees and expenses	24,714
12b-1 Distribution and shareholder servicing fees	11,621
Trustees' deferred compensation fees	6,579
Custodian fees	1,024
Trustees' fees and expenses	907
Affiliated fund administration fees payable	463
Accrued expenses and other payables	42,019
Total Liabilities	1,426,729
Commitments and contingent liabilities (Note 3)
Net Assets	$232,425,551
See footnotes at the end of the Statement.
See Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson International Dividend Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$172,864,248
Total distributable earnings (loss)	59,561,303
Total Net Assets	$232,425,551
Net Assets - Class A Shares	$41,929,808
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,308,831
Net Asset Value Per Share(1)	$18.16
Maximum Offering Price Per Share(2)	$19.27
Net Assets - Class C Shares	$3,496,613
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	199,011
Net Asset Value Per Share(1)	$17.57
Net Assets - Class D Shares	$32,297,845
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,774,536
Net Asset Value Per Share	$18.20
Net Assets - Class I Shares	$139,454,602
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,642,818
Net Asset Value Per Share	$18.25
Net Assets - Class N Shares	$3,520,947
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	193,383
Net Asset Value Per Share	$18.21
Net Assets - Class S Shares	$246,687
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,621
Net Asset Value Per Share	$18.11
Net Assets - Class T Shares	$11,479,049
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	632,827
Net Asset Value Per Share	$18.14

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson International Dividend Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends	$6,396,774
Dividends from affiliates	382,044
Other income	1,681
Foreign tax withheld (Note 1)	(124,039)
Total Investment Income	6,656,460
Expenses:
Advisory fees	1,384,740
12b-1 Distribution and shareholder servicing fees:
Class A Shares	98,795
Class C Shares	42,301
Class S Shares	272
Transfer agent administrative fees and expenses:
Class D Shares	24,488
Class S Shares	481
Class T Shares	24,557
Transfer agent networking and omnibus fees:
Class A Shares	27,654
Class C Shares	2,806
Class I Shares	95,728
Other transfer agent fees and expenses:
Class A Shares	2,216
Class C Shares	221
Class D Shares	4,657
Class I Shares	3,259
Class N Shares	616
Class S Shares	6
Class T Shares	165
Professional fees	143,510
Registration fees	134,192
Non-affiliated fund administration fees	82,124
Custodian fees	18,273
Shareholder reports expense	10,830
Affiliated fund administration fees	5,602
Trustees' fees and expenses	3,598
Other expenses	32,802
Total Expenses	2,143,893
Less: Excess Expense Reimbursement and Waivers	(265,354)
Net Expenses	1,878,539
Net Investment Income/(Loss)	4,777,921
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	11,917,436
Investments in affiliates	(28)
Total Net Realized Gain/(Loss) on Investments	11,917,408
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	19,051,312
Total Change in Unrealized Net Appreciation/Depreciation	19,051,312
Net Increase/(Decrease) in Net Assets Resulting from Operations	$35,746,641
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson International Dividend Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$4,777,921	$2,783,897
Net realized gain/(loss) on investments	11,917,408	5,355,832
Change in unrealized net appreciation/depreciation	19,051,312	11,870,656
Net Increase/(Decrease) in Net Assets Resulting from Operations	35,746,641	20,010,385
Dividends and Distributions to Shareholders:
Class A Shares	(2,322,907)	(1,028,215)
Class C Shares	(221,694)	(142,837)
Class D Shares	(1,279,219)	(551,332)
Class I Shares	(5,626,668)	(1,459,478)
Class N Shares	(738,672)	(446,900)
Class S Shares	(11,198)	(3,045)
Class T Shares	(583,144)	(192,631)
Net Decrease from Dividends and Distributions to Shareholders	(10,783,502)	(3,824,438)
Capital Share Transactions:
Class A Shares	(1,538,112)	1,211,907
Class C Shares	(2,214,294)	(3,003,704)
Class D Shares	9,123,136	488,044
Class I Shares	70,783,769	5,825,232
Class N Shares	(13,251,750)	3,377,940
Class S Shares	70,714	64,724
Class T Shares	2,683,977	1,510,478
Net Increase/(Decrease) from Capital Share Transactions	65,657,440	9,474,621
Net Increase/(Decrease) in Net Assets	90,620,579	25,660,568
Net Assets:
Beginning of period	141,804,972	116,144,404
End of period	$232,425,551	$141,804,972
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson International Dividend Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.21	$14.27	$12.66	$14.83	$12.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37 (2)	0.31	0.39	0.45	0.56
Net realized and unrealized gain/(loss)	2.54	2.07	1.74	(1.95)	2.40
Total from Investment Operations	2.91	2.38	2.13	(1.50)	2.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.44)	(0.52)	(0.48)	(0.44)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(0.96)	(0.44)	(0.52)	(0.67)	(0.44)
Net Asset Value, End of Period	$18.16	$16.21	$14.27	$12.66	$14.83
Total Return*	18.78%	17.06%	17.42%	(10.49)%	24.38%
Net Assets, End of Period (in thousands)	$41,930	$38,929	$33,195	$31,754	$33,270
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.30% (3)	1.32%	1.38%	1.27%	1.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.16%	1.18%	1.18%	1.15%
Ratio of Net Investment Income/(Loss)	2.27% (2)	2.13%	2.94%	3.14%	4.06%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.73	$13.84	$12.32	$14.49	$12.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22 (2)	0.17	0.26	0.32	0.44
Net realized and unrealized gain/(loss)	2.48	2.05	1.71	(1.88)	2.36
Total from Investment Operations	2.70	2.22	1.97	(1.56)	2.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.33)	(0.45)	(0.42)	(0.38)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(0.86)	(0.33)	(0.45)	(0.61)	(0.38)
Net Asset Value, End of Period	$17.57	$15.73	$13.84	$12.32	$14.49
Total Return*	17.89%	16.33%	16.50%	(11.11)%	23.48%
Net Assets, End of Period (in thousands)	$3,497	$5,322	$7,573	$10,653	$17,760
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.07% (3)	2.04%	2.12%	2.01%	1.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.88%	1.85%	1.92%	1.91%	1.87%
Ratio of Net Investment Income/(Loss)	1.37% (2)	1.20%	2.00%	2.27%	3.24%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson International Dividend Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.24	$14.29	$12.68	$14.84	$12.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44 (2)	0.34	0.41	0.49	0.60
Net realized and unrealized gain/(loss)	2.51	2.08	1.74	(1.97)	2.38
Total from Investment Operations	2.95	2.42	2.15	(1.48)	2.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.47)	(0.54)	(0.49)	(0.45)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(0.99)	(0.47)	(0.54)	(0.68)	(0.45)
Net Asset Value, End of Period	$18.20	$16.24	$14.29	$12.68	$14.84
Total Return*	19.00%	17.31%	17.55%	(10.33)%	24.58%
Net Assets, End of Period (in thousands)	$32,298	$20,131	$17,311	$14,580	$11,877
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.13% (3)	1.23%	1.27%	1.14%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.98%	1.01%	1.01%	0.98%
Ratio of Net Investment Income/(Loss)	2.68% (2)	2.30%	3.12%	3.43%	4.29%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.28	$14.33	$12.71	$14.86	$12.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46 (2)	0.36	0.39	0.48	0.59
Net realized and unrealized gain/(loss)	2.51	2.06	1.77	(1.94)	2.40
Total from Investment Operations	2.97	2.42	2.16	(1.46)	2.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.47)	(0.54)	(0.50)	(0.45)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.00)	(0.47)	(0.54)	(0.69)	(0.45)
Net Asset Value, End of Period	$18.25	$16.28	$14.33	$12.71	$14.86
Total Return*	19.05%	17.33%	17.62%	(10.23)%	24.68%
Net Assets, End of Period (in thousands)	$139,455	$53,937	$42,376	$55,559	$68,416
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.08% (3)	1.09%	1.13%	1.04%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.93%	0.95%	0.95%	0.91%
Ratio of Net Investment Income/(Loss)	2.80% (2)	2.40%	2.98%	3.30%	4.27%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson International Dividend Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.25	$14.31	$12.69	$14.83	$12.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37 (2)	0.37	0.47	0.60	0.61
Net realized and unrealized gain/(loss)	2.60	2.06	1.70	(2.05)	2.38
Total from Investment Operations	2.97	2.43	2.17	(1.45)	2.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.49)	(0.55)	(0.50)	(0.46)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(1.01)	(0.49)	(0.55)	(0.69)	(0.46)
Net Asset Value, End of Period	$18.21	$16.25	$14.31	$12.69	$14.83
Total Return*	19.12%	17.39%	17.73%	(10.14)%	24.71%
Net Assets, End of Period (in thousands)	$3,521	$15,645	$10,259	$6,384	$688
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.99% (3)	1.03%	1.12%	1.08%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.84%	0.84%	0.87%	0.88%	0.84%
Ratio of Net Investment Income/(Loss)	2.26% (2)	2.52%	3.51%	4.30%	4.41%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson International Dividend Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.17	$14.23	$12.63	$14.78	$12.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41 (2)	0.40	0.41	0.48	0.59
Net realized and unrealized gain/(loss)	2.50	1.99	1.73	(1.94)	2.39
Total from Investment Operations	2.91	2.39	2.14	(1.46)	2.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.45)	(0.54)	(0.50)	(0.47)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(0.97)	(0.45)	(0.54)	(0.69)	(0.47)
Net Asset Value, End of Period	$18.11	$16.17	$14.23	$12.63	$14.78
Total Return*	18.83%	17.23%	17.58%	(10.27)%	24.68%
Net Assets, End of Period (in thousands)	$247	$149	$68	$58	$65
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.92% (3)	4.31%	6.18%	5.83%	6.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.07%	1.00%	0.95%	0.91%
Ratio of Net Investment Income/(Loss)	2.53% (2)	2.67%	3.12%	3.36%	4.27%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson International Dividend Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.19	$14.26	$12.65	$14.81	$12.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42 (2)	0.34	0.43	0.46	0.56
Net realized and unrealized gain/(loss)	2.51	2.04	1.70	(1.95)	2.40
Total from Investment Operations	2.93	2.38	2.13	(1.49)	2.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.45)	(0.52)	(0.48)	(0.44)
Distributions (from capital gains)	(0.63)	—	—	(0.19)	—
Total Dividends and Distributions	(0.98)	(0.45)	(0.52)	(0.67)	(0.44)
Net Asset Value, End of Period	$18.14	$16.19	$14.26	$12.65	$14.81
Total Return*	18.89%	17.09%	17.45%	(10.41)%	24.45%
Net Assets, End of Period (in thousands)	$11,479	$7,691	$5,363	$20,258	$28,439
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.25% (3)	1.30%	1.27%	1.21%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.09%	1.10%	1.11%	1.09%
Ratio of Net Investment Income/(Loss)	2.57% (2)	2.33%	3.22%	3.16%	4.06%
Portfolio Turnover Rate	50%	32%	62%	34%	52%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the period. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.27%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the period. The impact of the additional professional fees to Ratio of Gross Expenses is 0.03%.

See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
On June 24, 2025 Janus Henderson International Dividend Fund changed names. Janus Henderson International Dividend Fund (the “Fund”, formerly Janus Henderson Responsible International Dividend Fund) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks income with the potential for capital growth over the long-term. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors
US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 15

Janus Henderson International Dividend Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
16 | June 30, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 17

Janus Henderson International Dividend Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $559,186 of tax reclaims received as well as $61,638 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
18 | June 30, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
Janus Investment Fund | 19

Janus Henderson International Dividend Fund
Notes to Financial Statements
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on June 24, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
20 | June 30, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $3,386.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $24.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of
Janus Investment Fund | 21

Janus Henderson International Dividend Fund
Notes to Financial Statements
its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
As of June 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	3	- *
Class S Shares	38	- *
Class T Shares	-	-

*Less than 0.50%
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$834,523	$6,497,978	$-	$-	$163,200	$52,065,602
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$178,379,784	$52,641,034	$(575,432)	$52,065,602
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$4,115,526	$6,667,976	$-	$-
22 | June 30, 2025

Janus Henderson International Dividend Fund
Notes to Financial Statements

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$3,824,438	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $1,357,066, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
5. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	323,979	$5,271,710	346,993	$5,145,096
Reinvested dividends and distributions	139,791	2,266,560	68,488	996,551
Shares repurchased	(556,238)	(9,076,382)	(340,430)	(4,929,740)
Net Increase/(Decrease)	(92,468)	$(1,538,112)	75,051	$1,211,907
Class C Shares:
Shares sold	29,620	$464,402	27,321	$392,289
Reinvested dividends and distributions	13,642	213,556	10,053	138,165
Shares repurchased	(182,701)	(2,892,252)	(245,913)	(3,534,158)
Net Increase/(Decrease)	(139,439)	$(2,214,294)	(208,539)	$(3,003,704)
Class D Shares:
Shares sold	895,905	$15,030,107	293,319	$4,441,218
Reinvested dividends and distributions	76,224	1,248,628	36,875	538,593
Shares repurchased	(437,138)	(7,155,599)	(301,659)	(4,491,767)
Net Increase/(Decrease)	534,991	$9,123,136	28,535	$488,044
Class I Shares:
Shares sold	5,923,302	$96,389,777	1,137,508	$17,118,737
Reinvested dividends and distributions	336,486	5,520,966	99,284	1,456,766
Shares repurchased	(1,930,536)	(31,126,974)	(881,026)	(12,750,271)
Net Increase/(Decrease)	4,329,252	$70,783,769	355,766	$5,825,232
Class N Shares:
Shares sold	234,977	$3,759,479	605,156	$8,645,523
Reinvested dividends and distributions	45,924	738,672	30,476	446,900
Shares repurchased	(1,050,265)	(17,749,901)	(389,999)	(5,714,483)
Net Increase/(Decrease)	(769,364)	$(13,251,750)	245,633	$3,377,940
Class S Shares:
Shares sold	4,132	$65,836	4,251	$62,527
Reinvested dividends and distributions	690	11,198	204	3,045
Shares repurchased	(389)	(6,320)	(53)	(848)
Net Increase/(Decrease)	4,433	$70,714	4,402	$64,724
Class T Shares:
Shares sold	406,940	$6,681,550	151,076	$2,288,813
Reinvested dividends and distributions	33,875	549,876	12,713	185,452
Shares repurchased	(282,917)	(4,547,449)	(65,075)	(963,787)
Net Increase/(Decrease)	157,898	$2,683,977	98,714	$1,510,478
6. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as
Janus Investment Fund | 23

Janus Henderson International Dividend Fund
Notes to Financial Statements
follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$144,838,545	$87,629,989	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
24 | June 30, 2025

Janus Henderson International Dividend Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson International Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson International Dividend Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 25

Janus Henderson International Dividend Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	4%
Capital Gain Distributions	$8,025,042
Foreign Taxes Paid	$124,039
Foreign Source Income	$4,858,336
Dividends Received Deduction Percentage	5%
Qualified Dividend Income Percentage	100%
26 | June 30, 2025

Janus Henderson International Dividend Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 27

Janus Henderson International Dividend Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
28 | June 30, 2025

Janus Henderson International Dividend Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 29

Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
30 | June 30, 2025

Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 31

Janus Henderson International Dividend Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
32 | June 30, 2025

Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
34 | June 30, 2025

Janus Henderson International Dividend Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 35

Janus Henderson International Dividend Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
36 | June 30, 2025

Janus Henderson International Dividend Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 37

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93075 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.7%
Aerospace & Defense – 4.1%
BWX Technologies Inc	304,120	$43,811,527
L3Harris Technologies Inc	152,246	38,189,387
		82,000,914
Banks – 4.9%
Cullen/Frost Bankers Inc	159,406	20,490,047
PNC Financial Services Group Inc/The	210,923	39,320,266
Wintrust Financial Corp	300,654	37,275,083
		97,085,396
Beverages – 0.5%
Keurig Dr Pepper Inc	297,826	9,846,128
Building Products – 1.8%
Carlisle Cos Inc	98,297	36,704,100
Capital Markets – 3.6%
Jefferies Financial Group Inc	221,810	12,130,789
Lazard Inc	718,973	34,496,325
MarketAxess Holdings Inc	107,365	23,978,899
		70,606,013
Chemicals – 2.3%
Corteva Inc	423,270	31,546,313
Westlake Chemical Corp	194,712	14,784,482
		46,330,795
Commercial Services & Supplies – 1.5%
Waste Connections Inc	161,145	30,088,994
Construction Materials – 1.3%
Martin Marietta Materials Inc	45,325	24,881,612
Consumer Finance – 2.0%
Ally Financial Inc	1,014,777	39,525,564
Containers & Packaging – 2.9%
Ball Corp	626,106	35,118,286
Graphic Packaging Holding Co	1,091,792	23,004,057
		58,122,343
Distributors – 1.7%
LKQ Corp	910,676	33,704,119
Diversified Financial Services – 1.2%
Fidelity National Information Services Inc	296,375	24,127,889
Electric Utilities – 4.8%
Alliant Energy Corp	783,265	47,364,034
Entergy Corp	466,856	38,805,071
PPL Corp	265,582	9,000,574
		95,169,679
Electrical Equipment – 1.6%
AMETEK Inc	169,981	30,759,762
Electronic Equipment, Instruments & Components – 6.4%
Arrow Electronics Inc*	111,120	14,160,022
CDW Corp/DE	80,222	14,326,847
Fabrinet*	65,461	19,290,047
Keysight Technologies Inc*	82,973	13,595,956
Littelfuse Inc	118,292	26,820,345
Vontier Corp	1,047,951	38,669,392
		126,862,609
Energy Equipment & Services – 0.6%
Baker Hughes Co	288,751	11,070,713
Entertainment – 1.0%
Electronic Arts Inc	119,805	19,132,858
Food & Staples Retailing – 3.1%
Casey's General Stores Inc	108,538	55,383,684
Target Corp	58,760	5,796,674
		61,180,358
Janus Investment Fund | 1

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food Products – 1.8%
Hershey Co	53,540	$8,884,963
Lamb Weston Holdings Inc	529,197	27,438,864
		36,323,827
Health Care Equipment & Supplies – 2.1%
Globus Medical Inc*	359,105	21,194,377
Hologic Inc*	183,775	11,974,779
Zimmer Biomet Holdings Inc	86,426	7,882,916
		41,052,072
Health Care Providers & Services – 2.7%
Cardinal Health Inc	107,862	18,120,816
Humana Inc	25,821	6,312,718
Labcorp Holdings Inc	110,663	29,050,144
		53,483,678
Household Durables – 2.3%
Toll Brothers Inc	204,612	23,352,367
TopBuild Corp*	67,367	21,809,393
		45,161,760
Industrial Conglomerates – 1.6%
3M Co	210,956	32,115,941
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	23,767,391
Insurance – 7.9%
Axis Capital Holdings Ltd	390,757	40,568,392
Everest Re Group Ltd	115,336	39,196,940
Hartford Financial Services Group Inc	339,954	43,129,964
Selective Insurance Group Inc	391,708	33,941,498
		156,836,794
Life Sciences Tools & Services – 1.1%
ICON PLC*	145,530	21,167,338
Machinery – 1.5%
Lincoln Electric Holdings Inc	144,861	30,032,583
Marine – 1.9%
Kirby Corp*	338,803	38,423,648
Media – 1.4%
Fox Corp - Class B	551,976	28,498,521
Metals & Mining – 2.5%
Freeport-McMoRan Inc	1,125,316	48,782,449
Oil, Gas & Consumable Fuels – 5.0%
Chesapeake Energy Corp	420,250	49,144,035
ConocoPhillips	338,286	30,357,786
Valero Energy Corp	141,725	19,050,674
		98,552,495
Professional Services – 2.1%
TransUnion	463,236	40,764,768
Real Estate Management & Development – 1.4%
CBRE Group Inc*	194,103	27,197,712
Residential Real Estate Investment Trusts (REITs) – 1.0%
Equity LifeStyle Properties Inc	329,912	20,345,673
Retail Real Estate Investment Trusts (REITs) – 2.2%
Agree Realty Corp	590,229	43,122,131
Road & Rail – 2.6%
Canadian Pacific Kansas City Ltd	299,620	23,750,877
Landstar System Inc	98,482	13,690,968
Saia Inc*	54,177	14,843,956
		52,285,801
Semiconductor & Semiconductor Equipment – 1.1%
Teradyne Inc	238,179	21,417,056
Software – 0.9%
Nice Ltd (ADR)*	108,858	18,387,205
2  | June 30, 2025

Janus Henderson Mid Cap Value Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialized Real Estate Investment Trusts (REITs) – 1.8%
Lamar Advertising Co	296,211	$35,948,167
Specialty Retail – 5.4%
AutoZone Inc*	7,541	27,993,926
Bath & Body Works Inc	1,106,812	33,160,088
Boot Barn Holdings Inc*	73,963	11,242,376
Burlington Stores Inc*	60,995	14,189,877
O'Reilly Automotive Inc*	229,410	20,676,723
		107,262,990
Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co Inc	218,495	18,576,445
Total Common Stocks (cost $1,373,628,984)		1,936,706,291
Repurchase Agreements – 2.4%
ING Financial Markets LLC, Joint repurchase agreement, 4.3300%, dated 6/30/25, maturing 7/1/25 to be repurchased at $22,602,718 collateralized by $34,472,543 in U.S. Treasuries 1.3750% - 2.3750%, 11/15/40 - 2/15/42 with a value of $23,054,774	$22,600,000	22,600,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3100%, dated 6/30/25, maturing 7/1/25 to be repurchased at $25,002,993 collateralized by $24,984,200 in U.S. Treasuries 2.2500% - 6.3750%, 11/30/26 - 12/31/28 with a value of $25,503,067	25,000,000	25,000,000
Total Repurchase Agreements (cost $47,600,000)		47,600,000
Total Investments (total cost $1,421,228,984) – 100.1%		1,984,306,291
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,477,730)
Net Assets – 100%		$1,982,828,561

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,921,000,871	96.8%
Canada	23,750,877	1.2
Ireland	21,167,338	1.1
Israel	18,387,205	0.9
Total	$1,984,306,291	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$22,600,000	$—	$(22,600,000)	$—
Royal Bank of Canada, NY Branch	25,000,000	—	(25,000,000)	—
Total	$47,600,000	$—	$(47,600,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
Janus Investment Fund | 3

Janus Henderson Mid Cap Value Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,936,706,291	$-	$-
Repurchase Agreements	-	47,600,000	-
Total Assets	$1,936,706,291	$47,600,000	$-
4  | June 30, 2025

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Investments, at value (cost $1,373,628,984)	$1,936,706,291
Repurchase agreements, at value (cost $47,600,000)	47,600,000
Cash	91,472
Trustees' deferred compensation	56,668
Receivables:
Dividends	1,118,689
Fund shares sold	752,989
Interest	5,711
Other assets	6,479
Total Assets	1,986,338,299
Liabilities:
Payables:
Fund shares repurchased	1,863,415
Advisory fees	1,055,250
Transfer agent fees and expenses	274,965
Professional fees	71,942
Trustees' deferred compensation fees	56,668
12b-1 Distribution and shareholder servicing fees	38,900
Trustees' fees and expenses	9,709
Affiliated fund administration fees payable	4,022
Custodian fees	1,758
Accrued expenses and other payables	133,109
Total Liabilities	3,509,738
Commitments and contingent liabilities (Note 3)
Net Assets	$1,982,828,561
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,326,869,864
Total distributable earnings (loss)	655,958,697
Total Net Assets	$1,982,828,561
Net Assets - Class A Shares	$51,334,821
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,192,040
Net Asset Value Per Share(1)	$16.08
Maximum Offering Price Per Share(2)	$17.06
Net Assets - Class C Shares	$5,310,473
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	345,329
Net Asset Value Per Share(1)	$15.38
Net Assets - Class D Shares	$693,742,518
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,475,479
Net Asset Value Per Share	$15.60
Net Assets - Class I Shares	$203,156,968
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,982,788
Net Asset Value Per Share	$15.65
Net Assets - Class N Shares	$229,968,752
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,804,255
Net Asset Value Per Share	$15.53
Net Assets - Class R Shares	$32,518,572
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,077,406
Net Asset Value Per Share	$15.65
Net Assets - Class S Shares	$53,794,714
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,342,112
Net Asset Value Per Share	$16.10
Net Assets - Class T Shares	$713,001,743
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,233,629
Net Asset Value Per Share	$15.76

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Mid Cap Value Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends	$35,354,576
Interest	1,738,519
Other income	4,938
Foreign tax withheld	(98,874)
Total Investment Income	36,999,159
Expenses:
Advisory fees	16,046,854
12b-1 Distribution and shareholder servicing fees:
Class A Shares	137,904
Class C Shares	62,363
Class R Shares	167,571
Class S Shares	143,084
Transfer agent administrative fees and expenses:
Class D Shares	790,228
Class R Shares	84,334
Class S Shares	143,620
Class T Shares	1,907,824
Transfer agent networking and omnibus fees:
Class A Shares	70,462
Class C Shares	4,972
Class I Shares	200,061
Other transfer agent fees and expenses:
Class A Shares	3,138
Class C Shares	405
Class D Shares	90,737
Class I Shares	6,827
Class N Shares	10,152
Class R Shares	830
Class S Shares	2,492
Class T Shares	7,916
Registration fees	157,969
Shareholder reports expense	153,402
Professional fees	67,848
Affiliated fund administration fees	65,600
Trustees' fees and expenses	38,960
Custodian fees	12,894
Other expenses	216,224
Total Expenses	20,594,671
Less: Excess Expense Reimbursement and Waivers	(83,261)
Net Expenses	20,511,410
Net Investment Income/(Loss)	16,487,749
Net Realized Gain/(Loss) on Investments:
Investments	139,962,273
Total Net Realized Gain/(Loss) on Investments	139,962,273
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(1,924,790)
Total Change in Unrealized Net Appreciation/Depreciation	(1,924,790)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$154,525,232
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Mid Cap Value Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$16,487,749	$20,218,307
Net realized gain/(loss) on investments	139,962,273	202,767,914
Change in unrealized net appreciation/depreciation	(1,924,790)	36,498,344
Net Increase/(Decrease) in Net Assets Resulting from Operations	154,525,232	259,484,565
Dividends and Distributions to Shareholders:
Class A Shares	(4,984,355)	(4,753,717)
Class C Shares	(595,189)	(615,241)
Class D Shares	(68,276,822)	(61,083,222)
Class I Shares	(19,177,540)	(17,906,508)
Class L Shares(1)	—	(323,764)
Class N Shares	(23,566,953)	(16,971,420)
Class R Shares	(2,947,425)	(2,891,861)
Class S Shares	(5,065,439)	(5,284,966)
Class T Shares	(71,615,896)	(67,684,534)
Net Decrease from Dividends and Distributions to Shareholders	(196,229,619)	(177,515,233)
Capital Share Transactions:
Class A Shares	(3,935,372)	(3,093,717)
Class C Shares	(1,546,798)	(1,244,980)
Class D Shares	969,092	(7,507,733)
Class I Shares	13,122,384	(22,391,809)
Class L Shares(1)	—	(4,168,510)
Class N Shares	50,581,451	(6,429,153)
Class R Shares	(1,198,548)	(2,325,657)
Class S Shares	(3,672,437)	(12,848,296)
Class T Shares	(39,688,070)	(47,283,578)
Net Increase/(Decrease) from Capital Share Transactions	14,631,702	(107,293,433)
Net Increase/(Decrease) in Net Assets	(27,072,685)	(25,324,101)
Net Assets:
Beginning of period	2,009,901,246	2,035,225,347
End of period	$1,982,828,561	$2,009,901,246

(1)	Effective May 29, 2024, Class L Shares liquidated.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.32	$15.71	$14.97	$18.02	$13.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.13	0.15	0.13	0.12
Net realized and unrealized gain/(loss)	1.21	1.87	1.50	(1.17)	4.73
Total from Investment Operations	1.31	2.00	1.65	(1.04)	4.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.14)	(0.14)	(0.04)	(0.12)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.55)	(1.39)	(0.91)	(2.01)	(0.12)
Net Asset Value, End of Period	$16.08	$16.32	$15.71	$14.97	$18.02
Total Return*	7.65%	13.65%	11.30%	(6.84)%	36.65%
Net Assets, End of Period (in thousands)	$51,335	$56,075	$56,731	$59,218	$73,118
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.20%	1.04%	0.91%	0.93%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.04%	0.91%	0.93%	0.97%
Ratio of Net Investment Income/(Loss)	0.60%	0.81%	0.98%	0.78%	0.76%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.68	$15.15	$14.46	$17.55	$12.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.02	0.05	0.01	0.04
Net realized and unrealized gain/(loss)	1.17	1.79	1.45	(1.13)	4.58
Total from Investment Operations	1.16	1.81	1.50	(1.12)	4.62
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.03)	(0.04)	—	— (2)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.46)	(1.28)	(0.81)	(1.97)	—
Net Asset Value, End of Period	$15.38	$15.68	$15.15	$14.46	$17.55
Total Return*	7.01%	12.81%	10.65%	(7.50)%	35.76%
Net Assets, End of Period (in thousands)	$5,310	$7,039	$7,998	$7,974	$10,436
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.87%	1.69%	1.54%	1.62%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.87%	1.69%	1.54%	1.62%	1.64%
Ratio of Net Investment Income/(Loss)	(0.07)%	0.16%	0.35%	0.09%	0.24%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.87	$15.33	$14.63	$17.67	$13.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.16	0.19	0.18	0.17
Net realized and unrealized gain/(loss)	1.18	1.82	1.47	(1.15)	4.64
Total from Investment Operations	1.32	1.98	1.66	(0.97)	4.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.19)	(0.19)	(0.10)	(0.17)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.59)	(1.44)	(0.96)	(2.07)	(0.17)
Net Asset Value, End of Period	$15.60	$15.87	$15.33	$14.63	$17.67
Total Return*	7.98%	13.87%	11.65%	(6.58)%	37.11%
Net Assets, End of Period (in thousands)	$693,743	$705,902	$685,186	$663,819	$752,405
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.94%	0.78%	0.63%	0.64%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.78%	0.63%	0.64%	0.66%
Ratio of Net Investment Income/(Loss)	0.85%	1.06%	1.26%	1.07%	1.07%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.92	$15.37	$14.66	$17.71	$13.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.17	0.20	0.19	0.18
Net realized and unrealized gain/(loss)	1.19	1.82	1.47	(1.16)	4.65
Total from Investment Operations	1.33	1.99	1.67	(0.97)	4.83
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.19)	(0.19)	(0.11)	(0.18)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.60)	(1.44)	(0.96)	(2.08)	(0.18)
Net Asset Value, End of Period	$15.65	$15.92	$15.37	$14.66	$17.71
Total Return*	7.99%	13.94%	11.75%	(6.60)%	37.15%
Net Assets, End of Period (in thousands)	$203,157	$193,981	$208,187	$207,292	$359,761
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.74%	0.59%	0.60%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.74%	0.59%	0.60%	0.62%
Ratio of Net Investment Income/(Loss)	0.88%	1.11%	1.30%	1.11%	1.13%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.81	$15.27	$14.58	$17.62	$12.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.18	0.21	0.20	0.19
Net realized and unrealized gain/(loss)	1.18	1.82	1.46	(1.14)	4.63
Total from Investment Operations	1.34	2.00	1.67	(0.94)	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.21)	(0.21)	(0.13)	(0.19)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.62)	(1.46)	(0.98)	(2.10)	(0.19)
Net Asset Value, End of Period	$15.53	$15.81	$15.27	$14.58	$17.62
Total Return*	8.09%	14.09%	11.78%	(6.47)%	37.34%
Net Assets, End of Period (in thousands)	$229,969	$188,333	$187,335	$193,017	$506,429
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.65%	0.49%	0.50%	0.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.65%	0.49%	0.50%	0.52%
Ratio of Net Investment Income/(Loss)	0.99%	1.20%	1.40%	1.20%	1.24%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.92	$15.36	$14.65	$17.70	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.07	0.10	0.08	0.08
Net realized and unrealized gain/(loss)	1.17	1.83	1.46	(1.16)	4.65
Total from Investment Operations	1.21	1.90	1.56	(1.08)	4.73
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.09)	(0.08)	—	(0.07)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.48)	(1.34)	(0.85)	(1.97)	(0.07)
Net Asset Value, End of Period	$15.65	$15.92	$15.36	$14.65	$17.70
Total Return*	7.25%	13.23%	10.94%	(7.20)%	36.38%
Net Assets, End of Period (in thousands)	$32,519	$34,222	$35,107	$36,305	$43,893
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.57%	1.39%	1.25%	1.26%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.57%	1.39%	1.25%	1.26%	1.26%
Ratio of Net Investment Income/(Loss)	0.23%	0.45%	0.65%	0.45%	0.49%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.33	$15.72	$14.97	$18.03	$13.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.11	0.14	0.12	0.11
Net realized and unrealized gain/(loss)	1.21	1.87	1.50	(1.18)	4.74
Total from Investment Operations	1.29	1.98	1.64	(1.06)	4.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.12)	(0.12)	(0.03)	(0.10)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.52)	(1.37)	(0.89)	(2.00)	(0.10)
Net Asset Value, End of Period	$16.10	$16.33	$15.72	$14.97	$18.03
Total Return*	7.56%	13.50%	11.26%	(6.97)%	36.67%
Net Assets, End of Period (in thousands)	$53,795	$58,301	$68,572	$70,035	$97,606
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.32%	1.14%	0.99%	1.01%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%	1.14%	0.99%	1.01%	1.02%
Ratio of Net Investment Income/(Loss)	0.48%	0.71%	0.90%	0.70%	0.72%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.02	$15.46	$14.74	$17.79	$13.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.15	0.18	0.16	0.16
Net realized and unrealized gain/(loss)	1.20	1.83	1.48	(1.16)	4.66
Total from Investment Operations	1.32	1.98	1.66	(1.00)	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.17)	(0.17)	(0.08)	(0.15)
Distributions (from capital gains)	(1.46)	(1.25)	(0.77)	(1.97)	—
Total Dividends and Distributions	(1.58)	(1.42)	(0.94)	(2.05)	(0.15)
Net Asset Value, End of Period	$15.76	$16.02	$15.46	$14.74	$17.79
Total Return*	7.84%	13.76%	11.57%	(6.72)%	36.95%
Net Assets, End of Period (in thousands)	$713,002	$766,048	$782,095	$814,391	$1,010,187
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.06%	0.89%	0.74%	0.75%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	0.88%	0.73%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	0.75%	0.97%	1.17%	0.96%	1.00%
Portfolio Turnover Rate	40%	37%	54%	52%	46%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000. Class L shares were terminated on May 29, 2024.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment
Janus Investment Fund | 17

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that
18 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Janus Investment Fund | 19

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity,
20 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based
Janus Investment Fund | 21

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.78%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.74% for at least a one-year period commencing on October 28, 2024. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.83%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
22 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
Janus Investment Fund | 23

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $2,424.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $6,572.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended June 30, 2025, the Fund engaged in cross trades amounting to $4,219,096 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
24 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$5,492,417	$91,996,758	$-	$-	$(23,269)	$558,492,791
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,425,813,500	$612,964,633	$(54,471,842)	$558,492,791
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$18,069,510	$178,160,109	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$22,033,603	$155,481,630	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $6,180,982, including $5,534,592 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 25

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	261,500	$4,302,528	296,145	$4,621,369
Reinvested dividends and distributions	266,976	4,450,488	280,508	4,140,304
Shares repurchased	(773,214)	(12,688,388)	(750,697)	(11,855,390)
Net Increase/(Decrease)	(244,738)	$(3,935,372)	(174,044)	$(3,093,717)
Class C Shares:
Shares sold	85,733	$1,334,352	38,076	$574,249
Reinvested dividends and distributions	34,948	559,175	40,115	571,240
Shares repurchased	(224,160)	(3,440,325)	(157,416)	(2,390,469)
Net Increase/(Decrease)	(103,479)	$(1,546,798)	(79,225)	$(1,244,980)
Class D Shares:
Shares sold	1,054,563	$16,782,425	880,970	$13,570,940
Reinvested dividends and distributions	4,109,323	66,365,570	4,142,428	59,360,998
Shares repurchased	(5,168,299)	(82,178,903)	(5,252,101)	(80,439,671)
Net Increase/(Decrease)	(4,413)	$969,092	(228,703)	$(7,507,733)
Class I Shares:
Shares sold	2,801,406	$44,384,318	1,946,985	$30,172,978
Reinvested dividends and distributions	1,126,571	18,250,445	1,173,097	16,857,405
Shares repurchased	(3,132,045)	(49,512,379)	(4,481,485)	(69,422,192)
Net Increase/(Decrease)	795,932	$13,122,384	(1,361,403)	$(22,391,809)
Class L Shares:(1)
Shares sold	-	$-	178	$2,723
Reinvested dividends and distributions	-	-	21,410	320,935
Shares repurchased	-	-	(273,105)	(4,492,168)
Net Increase/(Decrease)	-	$-	(251,517)	$(4,168,510)
Class N Shares:
Shares sold	4,969,258	$82,726,478	2,105,749	$32,042,146
Reinvested dividends and distributions	1,329,011	21,357,201	1,027,729	14,665,689
Shares repurchased	(3,405,432)	(53,502,228)	(3,486,452)	(53,136,988)
Net Increase/(Decrease)	2,892,837	$50,581,451	(352,974)	$(6,429,153)
Class R Shares:
Shares sold	227,524	$3,627,694	234,349	$3,598,068
Reinvested dividends and distributions	181,143	2,945,380	200,390	2,889,630
Shares repurchased	(481,331)	(7,771,622)	(570,298)	(8,813,355)
Net Increase/(Decrease)	(72,664)	$(1,198,548)	(135,559)	$(2,325,657)
Class S Shares:
Shares sold	312,145	$5,170,073	413,266	$6,516,802
Reinvested dividends and distributions	303,314	5,065,342	357,805	5,284,782
Shares repurchased	(844,384)	(13,907,852)	(1,562,846)	(24,649,880)
Net Increase/(Decrease)	(228,925)	$(3,672,437)	(791,775)	$(12,848,296)
Class T Shares:
Shares sold	2,427,564	$39,078,917	1,881,885	$29,125,632
Reinvested dividends and distributions	4,347,429	70,993,519	4,635,599	67,123,473
Shares repurchased	(9,354,159)	(149,760,506)	(9,303,622)	(143,532,683)
Net Increase/(Decrease)	(2,579,166)	$(39,688,070)	(2,786,138)	$(47,283,578)

(1)	Effective May 29, 2024, Class L Shares liquidated.
6. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as
26 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes to Financial Statements
follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$822,074,517	$997,616,285	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Mid Cap Value Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
28 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	5%
Capital Gain Distributions	$183,694,701
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 29

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
30 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 31

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
32 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 33

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
34 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
38 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 39

Janus Henderson Mid Cap Value Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | June 30, 2025

Janus Henderson Mid Cap Value Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93032 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Money Market Fund
Janus Investment Fund

Janus Henderson Money Market Fund

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2025

	Principal Amounts	Value
Certificates of Deposit – 5.9%
Cooperatieve Rabobank UA/NY, 4.4300%, 10/3/25	$15,000,000	$14,997,978
Mizuho Bank Ltd/New York NY, 4.4000%, 7/17/25	15,000,000	14,999,798
Mizuho Bank Ltd/New York NY, 4.4800%, 7/22/25	15,000,000	14,999,995
Mizuho Bank Ltd/New York NY, 4.4400%, 12/12/25	15,000,000	14,998,551
Royal Bank of Canada, 4.4400%, 10/16/25	15,000,000	14,997,680
Total Certificates of Deposit (cost $74,994,002)		74,994,002
Commercial Paper – 29.3%
Australia & New Zealand Banking Group Ltd, 4.3000%, 7/7/25±	8,250,000	8,244,028
Australia & New Zealand Banking Group Ltd, 4.3400%, 9/2/25±	13,800,000	13,695,011
Bank of Montreal, 4.3900%, 7/23/25	15,000,000	14,959,618
Bank of Montreal, 4.3900%, 7/25/25	10,000,000	9,970,662
Cooperatieve Rabobank UA/NY, 4.3000%, 8/21/25	15,000,000	14,907,733
Cooperatieve Rabobank UA/NY, 4.2800%, 8/25/25	15,000,000	14,901,351
DNB Bank ASA, 4.3150%, 7/1/25±	10,000,000	10,000,000
DNB Bank ASA, 4.3400%, 7/25/25±	15,000,000	14,956,431
DNB Bank ASA, 4.3400%, 8/7/25±	15,000,000	14,932,877
DNB Bank ASA, 4.3050%, 8/26/25±	10,000,000	9,933,009
Gotham Funding Corp, 4.3600%, 8/6/25±	10,000,000	9,956,270
Manhattan Asset Funding Co LLC, 4.3800%, 7/28/25±	15,000,000	14,950,541
Manhattan Asset Funding Co LLC, 4.3800%, 8/1/25±	10,000,000	9,962,145
Manhattan Asset Funding Co LLC, 4.3600%, 8/20/25±	15,000,000	14,909,123
National Bank of Canada, 4.3600%, 7/29/25±	10,000,000	9,965,959
National Bank of Canada, 4.3600%, 7/31/25±	10,000,000	9,963,532
National Bank of Canada, 4.3600%, 9/25/25±	15,000,000	14,843,700
Nieuw Amsterdam Receivables Corp BV, 4.3700%, 7/18/25±	10,000,000	9,980,796
Nieuw Amsterdam Receivables Corp BV, 4.3600%, 8/8/25±	10,000,000	9,954,613
Nieuw Amsterdam Receivables Corp BV, 4.3700%, 8/12/25±	15,000,000	14,924,229
Royal Bank of Canada, 4.2800%, 7/21/25±	10,000,000	9,975,991
Skandinaviska Enskilda Banken AB, 4.3100%, 7/21/25±	15,000,000	14,963,814
Swedbank AB, 4.2750%, 7/11/25±	15,000,000	14,982,068
Swedbank AB, 4.2900%, 8/4/25±	15,000,000	14,939,127
Swedbank AB, 4.3300%, 8/18/25±	10,000,000	9,942,120
Toronto-Dominion Bank/The, 4.3800%, 7/3/25±	10,000,000	9,997,554
Toronto-Dominion Bank/The, 4.3600%, 9/2/25±	15,000,000	14,885,348
Toronto-Dominion Bank/The, 4.3700%, 9/22/25±	15,000,000	14,848,769
Victory Receivables Corp, 4.3850%, 8/5/25ž	15,000,000	14,935,841
Victory Receivables Corp, 4.3600%, 8/19/25ž	10,000,000	9,940,507
Total Commercial Paper (cost $375,322,767)		375,322,767
U.S. Government Agency Notes – 10.0%
Federal Home Loan Bank Discount Notes:
4.2150%, 7/2/25	10,000,000	9,998,871
4.1690%, 7/9/25	10,000,000	9,990,596
4.1900%, 7/16/25	10,000,000	9,982,458
4.2260%, 7/30/25	10,000,000	9,965,905
4.1930%, 8/1/25	10,000,000	9,963,663
4.1750%, 8/8/25	8,500,000	8,462,024
4.2260%, 8/13/25	10,000,000	9,949,929
4.2230%, 8/15/25	10,000,000	9,947,643
4.1850%, 8/18/25	10,000,000	9,944,020
4.2300%, 9/3/25	10,000,000	9,925,496
4.2250%, 9/15/25	10,000,000	9,910,727
4.2240%, 9/26/25	10,000,000	9,898,575
Freddie Mac Discount Notes:
4.2250%, 9/12/25	10,000,000	9,915,149
Total U.S. Government Agency Notes (cost $127,855,056)		127,855,056
Variable Rate Demand Notes¶ – 14.3%
Alper Drive Apts LLC (LOC: The Northern Trust Co.), 4.4400%, 8/1/61	12,500,000	12,500,000
Bellevue 10 Apartments LLC (LOC: The Northern Trust Co.), 4.4900%, 4/1/60	3,450,000	3,450,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 4.5200%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 4.5200%, 5/2/39	4,000,000	4,000,000
Cellmark Inc (LOC: Swedbank AB, NY), 4.4000%, 6/1/38	10,000,000	10,000,000
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2025
	Principal Amounts	Value
Variable Rate Demand Notes¶ – (continued)
CLC Irrevocable Life Insurance Trust/The (LOC: FHLB of Des Moines.), 4.4000%, 1/4/49	$11,110,000	$11,110,000
County of Eagle CO (LOC: Bank of America NA), 4.5200%, 6/1/27	9,100,000	9,100,000
County of Eagle CO (LOC: Bank of America NA), 4.5200%, 5/2/39	8,000,000	8,000,000
Dorfman 2020 Family Trust (LOC: FHLB of Dallas), 4.4000%, 8/1/40	5,285,000	5,285,000
Drummond Family Life Insurance LLC (LOC: FHLB of Dallas), 4.4500%, 6/1/72	14,575,000	14,575,000
East Town Crossing LLC (LOC: FHLB of Des Moines), 4.4500%, 1/2/65	5,200,000	5,200,000
Encinitas Senior Living LP (LOC: FHLB of San Francisco), 4.4500%, 8/1/59	3,115,000	3,115,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA), 4.4000%, 8/1/28	3,750,000	3,750,000
ICG-Stream Polk Ave LLC (LOC: FHLB of San Francisco), 4.4500%, 9/4/63	5,500,000	5,500,000
Jefferson Centerpointe LLC (LOC: FHLB of San Francisco), 4.4000%, 12/1/60	22,285,000	22,285,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 4.4500%, 8/1/59	13,500,000	13,500,000
Mississippi Business Finance Corp (LOC: FHLB of Dallas), 4.7600%, 12/1/42	8,195,000	8,195,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 4.4000%, 5/1/42	11,645,000	11,645,000
Standard 9.5 LLC/The (LOC: FHLB of San Francisco), 4.4500%, 12/1/62	2,900,000	2,900,000
Susan D Travers Heritage Trust (LOC: FHLB of Topeka), 4.4000%, 7/1/43	8,825,000	8,825,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 4.5200%, 7/2/35	5,700,000	5,700,000
Total Variable Rate Demand Notes (cost $183,615,000)		183,615,000
Repurchase Agreementsë – 38.9%
Credit Agricole, New York, Joint repurchase agreement, 4.3600%, dated 6/30/25, maturing 7/1/25 to be repurchased at $5,000,606 collateralized by $5,307,440 in U.S. Government Agencies 3.8756%, 9/25/32 with a value of $5,100,000	5,000,000	5,000,000
Goldman Sachs & Co., Joint repurchase agreement, 4.3000%, dated 6/30/25, maturing 7/1/25 to be repurchased at $115,013,736 collateralized by $118,689,557 in U.S. Government Agencies 2.2500% - 5.5019%, 11/16/39 - 12/16/64 with a value of $117,300,000	115,000,000	115,000,000
HSBC Securities (USA), Inc., Joint repurchase agreement, 4.2900%, dated 6/30/25, maturing 7/1/25 to be repurchased at $40,004,767 collateralized by $90,866,367 in U.S. Treasuries 0% - 4.2500%, 5/15/26 - 5/15/55 with a value of $40,800,000	40,000,000	40,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.3300%, dated 6/30/25, maturing 7/1/25 to be repurchased at $20,002,406 collateralized by $32,487,227 in U.S. Treasuries 1.8750% - 3.2500%, 2/15/42 - 2/15/51 with a value of $20,402,471	20,000,000	20,000,000
ING Financial Markets LLC, Joint repurchase agreement, 4.3400%, dated 6/30/25, maturing 7/1/25 to be repurchased at $95,011,453 collateralized by $99,122,671 in U.S. Government Agencies 3.0000% - 6.0000%, 1/1/51 - 1/1/55 with a value of $96,911,682	95,000,000	95,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3100%, dated 6/30/25, maturing 7/1/25 to be repurchased at $10,001,197 collateralized by $9,993,680 in U.S. Treasuries 2.2500% - 6.3750%, 11/30/26 - 12/31/28 with a value of $10,201,227	10,000,000	10,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3200%, dated 6/30/25, maturing 7/1/25 to be repurchased at $117,914,148 collateralized by $369,273 in U.S. Government Agencies 5.4519%, 6/20/54 and $133,434,366 in U.S. Treasuries 1.1250% - 6.8750%, 8/15/25 - 2/15/55 with a value of $120,272,448	117,900,000	117,900,000
Wells Fargo Securities LLC, Joint repurchase agreement, 4.4000%, dated 6/30/25, maturing 7/1/25 to be repurchased at $95,011,611 collateralized by $95,020,064 in U.S. Government Agencies 2.5000% - 7.0000%, 5/1/28 - 7/1/55 with a value of $96,911,843	95,000,000	95,000,000
Total Repurchase Agreements (cost $497,900,000)		497,900,000
Time Deposits – 1.6%
Credit Agricole, 4.3100%, 7/1/25 (cost $20,000,000)	20,000,000	20,000,000
Total Investments (total cost $1,279,686,825) – 100.0%		1,279,686,825
Liabilities, net of Cash, Receivables and Other Assets – (0.0)%		(456,930)
Net Assets – 100%		$1,279,229,895
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Money Market Fund
Schedule of Investments
June 30, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Agricole, New York	$5,000,000	$—	$(5,000,000)	$—
Goldman Sachs & Co.	115,000,000	—	(115,000,000)	—
HSBC Securities (USA), Inc.	40,000,000	—	(40,000,000)	—
ING Financial Markets LLC	115,000,000	—	(115,000,000)	—
Royal Bank of Canada, NY Branch	127,900,000	—	(127,900,000)	—
Wells Fargo Securities LLC	95,000,000	—	(95,000,000)	—
Total	$497,900,000	$—	$(497,900,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Money Market Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership
Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.
ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$24,876,348, which represents 1.9% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the year ended June 30, 2025 is
$295,707,055, which represents 23.1% of net assets.

¶
Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of June 30, 2025.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Certificates of Deposit	$-	$74,994,002	$-
Commercial Paper	-	375,322,767	-
U.S. Government Agency Notes	-	127,855,056	-
Variable Rate Demand Notes	-	183,615,000	-
Repurchase Agreements	-	497,900,000	-
Time Deposits	-	20,000,000	-
Total Assets	$-	$1,279,686,825	$-
4  |

Janus Henderson Money Market Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Investments, at value (cost $781,786,825)	$781,786,825
Repurchase agreements, at value (cost $497,900,000)	497,900,000
Cash	229,891
Trustees' deferred compensation	36,484
Receivables:
Interest	1,935,960
Fund shares sold	1,752,101
Total Assets	1,283,641,261
Liabilities:
Payables:
Fund shares repurchased	3,868,703
Advisory fees	210,693
Administration services fees	191,439
Professional fees	57,093
Dividends	41,025
Trustees' deferred compensation fees	36,484
Trustees' fees and expenses	5,929
Total Liabilities	4,411,366
Net Assets	$1,279,229,895
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,279,244,203
Total distributable earnings (loss)	(14,308)
Total Net Assets	$1,279,229,895
Net Assets - Class D Shares	$1,257,569,913
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,257,570,364
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$21,659,982
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,668,042
Net Asset Value Per Share	$1.00
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Money Market Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$56,469,668
Other income	2,652
Total Investment Income	56,472,320
Expenses:
Advisory fees	2,384,416
Administration services fees:
Class D Shares	2,768,473
Class T Shares	53,390
Professional fees	52,644
Trustees' fees and expenses	23,063
Total Expenses	5,281,986
Net Investment Income/(Loss)	51,190,334
Net Realized Gain/(Loss) on Investments:
Investments	83
Total Net Realized Gain/(Loss) on Investments	83
Net Increase/(Decrease) in Net Assets Resulting from Operations	$51,190,417
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Money Market Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$51,190,334	$54,360,056
Net realized gain/(loss) on investments	83	3,419
Net Increase/(Decrease) in Net Assets Resulting from Operations	51,190,417	54,363,475
Dividends and Distributions to Shareholders:
Class D Shares	(50,460,212)	(53,729,906)
Class T Shares	(729,666)	(630,150)
Net Decrease from Dividends and Distributions to Shareholders	(51,189,878)	(54,360,056)
Capital Share Transactions:
Class D Shares	156,760,309	(31,402,525)
Class T Shares	8,738,494	10,841
Net Increase/(Decrease) from Capital Share Transactions	165,498,803	(31,391,684)
Net Increase/(Decrease) in Net Assets	165,499,342	(31,388,265)
Net Assets:
Beginning of period	1,113,730,553	1,145,118,818
End of period	$1,279,229,895	$1,113,730,553
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Money Market Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	— (2)	—	—
Total Dividends and Distributions	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.40%	4.94%	3.36%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$1,257,570	$1,100,809	$1,132,208	$1,194,067	$1,149,942
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.44%	0.56%	0.57%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.44%	0.56%	0.57%	0.28%	0.13%
Ratio of Net Investment Income/(Loss)	4.30%	4.84%	3.30%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Money Market Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.05	0.03	— (2)	— (2)
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—
Total from Investment Operations	0.04	0.05	0.03	—	—
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.05)	(0.03)	— (2)	— (2)
Distributions (from capital gains)	—	—	— (2)	—	—
Total Dividends and Distributions	(0.04)	(0.05)	(0.03)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	4.32%	4.92%	3.34%	0.00%	0.00%
Net Assets, End of Period (in thousands)	$21,660	$12,921	$12,911	$15,939	$15,795
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.51%	0.58%	0.59%	0.58%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.51%	0.58%	0.59%	0.28%	0.13%
Ratio of Net Investment Income/(Loss)	4.18%	4.82%	3.25%	0.00% (3)	0.00% (3)

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Money Market Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.
The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.
As a retail money market fund, the Fund may be subject to liquidity fees on fund redemptions because of market conditions or other factors. Liquidity fees are most likely to be imposed during times of extraordinary market stress.  Pursuant to Rule 2a-7 under the 1940 Act, the Fund may impose a discretionary liquidity fee (not to exceed 2% of value of the shares redeemed) on redemptions from the Fund. The Trustees have determined to delegate responsibility for administering any discretionary liquidity fee to the Adviser, subject to Board guidelines and oversight.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Liquidity
The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:
The Fund will limit its investments in illiquid securities to 5% or less of its total assets.
Daily liquidity. The Fund will invest at least 25% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements)
10 | June 30, 2025

Janus Henderson Money Market Fund
Notes to Financial Statements
that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Weekly liquidity. The Fund will invest at least 50% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.
Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the
Janus Investment Fund | 11

Janus Henderson Money Market Fund
Notes to Financial Statements
dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and
12 | June 30, 2025

Janus Henderson Money Market Fund
Notes to Financial Statements
pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Variable and Floating Rate Notes
The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
Janus Investment Fund | 13

Janus Henderson Money Market Fund
Notes to Financial Statements
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.
The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement” on the Statement of Operations.
Effective October 28, 2024, Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.18% and 0.28%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. Prior to October 28, 2024, Class D Shares and Class T Shares of the Fund compensated the Adviser at annual rate of 0.36% and 0.38%. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
14 | June 30, 2025

Janus Henderson Money Market Fund
Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$17,554	$-	$-	$-	$(31,862)	$-
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$51,189,878	$-	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$54,360,056	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	705,150,793	$705,150,793	379,867,437	$379,877,673
Reinvested dividends and distributions	49,629,488	49,629,488	52,735,583	52,735,583
Shares repurchased	(598,019,971)	(598,019,972)	(464,015,780)	(464,015,781)
Net Increase/(Decrease)	156,760,310	$156,760,309	(31,412,760)	$(31,402,525)
Class T Shares:
Shares sold	38,945,835	$38,945,834	19,873,819	$19,873,818
Reinvested dividends and distributions	728,702	728,702	621,721	621,721
Shares repurchased	(30,936,042)	(30,936,042)	(20,484,698)	(20,484,698)
Net Increase/(Decrease)	8,738,495	$8,738,494	10,842	$10,841
6. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 15

Janus Henderson Money Market Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Money Market Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
16 | June 30, 2025

Janus Henderson Money Market Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	100%
Janus Investment Fund | 17

Janus Henderson Money Market Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
18 | June 30, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 19

Janus Henderson Money Market Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
20 | June 30, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 21

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
22 | June 30, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 23

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
24 | June 30, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 25

Janus Henderson Money Market Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
26 | June 30, 2025

Janus Henderson Money Market Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 27

Janus Henderson Money Market Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
28 | June 30, 2025

Janus Henderson Money Market Fund
Notes
Janus Investment Fund | 29

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93027 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Multi-Sector Income Fund
Janus Investment Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 50.8%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808	$4,557,223
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	8,257,971	8,133,175
Achieve Mortgage 2024-HE1 B, 7.2600%, 5/25/39ž	5,278,329	5,447,953
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	1,963,877	1,989,720
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000	4,058,990
ALA Trust 2025-OANA D, CME Term SOFR 1 Month + 3.0907%, 7.3907%, 6/15/40ž,‡	2,670,000	2,672,651
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27ž	4,345,655	4,348,550
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	1,693,230	1,716,030
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	3,017,029	3,043,299
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32ž	1,488,113	1,485,865
Ally Bank Auto Credit-Linked Notes 2024-B G, 11.3950%, 9/15/32ž	5,394,408	5,392,711
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5552%, 10/24/36ž,‡	47,575,000	47,684,570
ARES CLO Ltd 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%, 5.5429%, 1/25/38ž,‡	20,000,000	20,036,916
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000	2,610,756
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000	5,863,081
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000	2,957,529
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000	1,434,503
AXIS Equipment Finance Receivables LLC 2025-1A E, 8.3500%, 1/20/34ž	1,500,000	1,515,320
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.4895%, 1/22/35ž,‡	25,000,000	25,063,470
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758	8,875,114
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4931%, 1/27/50ž,‡	3,776,872	3,305,272
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.5072%, 11/27/48ž,‡	1,000,000	960,306
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.4144%, 11/27/48ž,‡	1,779,000	1,698,617
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 E736, 0.9506%, 9/27/52ž,‡	24,861,668	21,149,157
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK73, 0.0099%, 2/27/51ž,‡	18,449,665	13,375,719
BAMLL Commercial Mortgage Securities Trust 2025-FRR5 EK86, 0%, 11/27/51ž,◊	19,564,243	14,372,689
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 7.9052%, 12/26/31ž,‡	946,125	961,246
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 6.1052%, 6/25/47ž,‡	2,633,998	2,623,417
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 7.0552%, 6/25/47ž,‡	1,053,599	1,079,148
Benefit Street Partners CLO Ltd 2016-10A CRR, CME Term SOFR 3 Month + 3.7616%, 8.0311%, 4/20/34ž,‡	6,750,000	6,713,741
Benefit Street Partners CLO Ltd 2022-28A AR, CME Term SOFR 3 Month + 1.3500%, 5.6195%, 10/20/37ž,‡	40,000,000	40,120,016
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000	2,850,257
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000	2,698,365
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000	1,737,247
BlueMountain CLO XXVI Ltd 2021-28A A, CME Term SOFR 3 Month + 1.5216%, 5.7777%, 4/17/34ž,‡	5,000,000	5,000,000
BPR Trust 2024-PMDW E, 5.8500%, 11/5/41ž,‡	17,000,000	15,440,989
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881	11,445,377
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	1,868,986	1,848,200
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	1,142,980	1,173,182
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	4,987,240	5,103,688
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	3,098,378	3,062,763
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	2,666,085	2,666,653
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-ARIA E, CME Term SOFR 1 Month + 2.3590%, 6.6710%, 10/15/36ž,‡	$13,000,000	$12,967,594
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 7.0200%, 10/15/36ž,‡	13,000,000	12,942,579
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.7760%, 10/15/26ž,‡	13,952,992	13,524,868
BX Commercial Mortgage Trust 2021-SOAR G, CME Term SOFR 1 Month + 2.9145%, 7.2265%, 6/15/38ž,‡	6,224,838	6,226,661
BX Commercial Mortgage Trust 2021-SOAR J, CME Term SOFR 1 Month + 3.8645%, 8.1765%, 6/15/38ž,‡	8,152,785	7,954,395
BX Commercial Mortgage Trust 2021-VINO E, CME Term SOFR 1 Month + 2.0668%, 6.3788%, 5/15/38ž,‡	1,950,900	1,951,573
BX Commercial Mortgage Trust 2021-VINO G, CME Term SOFR 1 Month + 4.0668%, 8.3788%, 5/15/38ž,‡	8,400,000	8,329,455
BX Commercial Mortgage Trust 2021-VOLT E, CME Term SOFR 1 Month + 2.1145%, 6.4262%, 9/15/36ž,‡	3,633,105	3,613,982
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.8262%, 9/15/36ž,‡	8,176,909	8,138,628
BX Commercial Mortgage Trust 2021-VOLT G, CME Term SOFR 1 Month + 2.9645%, 7.2762%, 9/15/36ž,‡	5,812,969	5,739,321
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0610%, 4/15/39ž,‡	7,965,747	7,955,287
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 7.1025%, 10/15/41ž,‡	9,112,211	9,144,178
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 8/15/39ž,‡	9,707,195	9,729,885
BX Commercial Mortgage Trust 2024-BIO2 D, 7.9698%, 8/13/41ž,‡	7,480,000	7,452,992
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1933%, 10/15/41ž,‡	25,000,000	25,157,639
BX Commercial Mortgage Trust 2024-BRBK D, CME Term SOFR 1 Month + 5.9705%, 10.2842%, 10/15/41ž,‡	5,000,000	5,012,450
BX Commercial Mortgage Trust 2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 6.2037%, 12/15/39ž,‡	6,859,378	6,866,188
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 7.2012%, 7/15/29ž,‡	5,250,000	5,217,306
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 8.2496%, 7/15/29ž,‡	8,250,000	8,052,195
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 6.2026%, 3/15/34ž,‡	9,700,000	9,739,250
BX Commercial Mortgage Trust 2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 7.2531%, 3/15/30ž,‡	22,917,000	22,460,053
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 5.0765%, 8/15/36ž,‡	8,670,000	8,303,741
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 5.3265%, 8/15/36ž,‡	14,243,000	13,209,110
BXP Trust 2017-GM D, 3.5390%, 6/13/39ž,‡	6,870,000	6,471,449
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000	7,506,613
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 5.7595%, 7/20/37ž,‡	32,500,000	32,631,735
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 5.8918%, 7/27/37ž,‡	13,500,000	13,525,171
Carlyle Global Markets Strategies 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.3818%, 10/27/36ž,‡	5,250,000	5,197,650
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	9,024,542	8,799,788
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,837,432	2,379,232
CBAM CLO Management 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 5.6311%, 4/20/34ž,‡	60,000,000	60,165,108
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.6895%, 7/20/37ž,‡	29,000,000	29,112,276
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Cedar Funding Ltd 2021-14A AR, CME Term SOFR 3 Month + 1.3800%, 5.6361%, 10/15/37ž,‡	$37,860,000		$38,027,171
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	6,529,000		6,534,881
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	918,340		916,426
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	23,189,260		23,260,473
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,702,067		21,750,450
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	1,098,954		1,102,472
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 2/25/50ž,‡	1,269,245		1,246,253
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 6.9552%, 2/25/50ž,‡	2,054,653		2,034,494
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 7.5552%, 2/25/50ž,‡	821,963		818,008
Citigroup Commercial Mortgage Trust 2018-C5, 0.8241%, 6/10/51‡,¤	31,907,405		537,638
Citigroup Commercial Mortgage Trust 2021-PRM2 E, CME Term SOFR 1 Month + 2.5145%, 6.8265%, 10/15/38ž,‡	2,000,000		1,962,670
Citigroup Commercial Mortgage Trust 2021-PRM2 F, CME Term SOFR 1 Month + 3.8645%, 8.1765%, 10/15/38ž,‡	6,000,000		5,921,114
Citigroup Commercial Mortgage Trust 2021-PRM2 G, CME Term SOFR 1 Month + 4.6145%, 8.9265%, 10/15/38ž,‡	12,600,000		12,480,001
Citigroup Commercial Mortgage Trust 2021-PRM2 J, CME Term SOFR 1 Month + 5.5145%, 9.8265%, 10/15/36ž,‡	6,000,000		5,962,827
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	15,626,200		14,453,585
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,599,479
COMM Mortgage Trust 2019-GC44 180C, 3.5134%, 8/15/57ž,‡	2,500,000		2,235,938
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 7.2008%, 6/15/41ž,‡	3,750,000		3,708,877
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 7.6008%, 6/15/41ž,‡	11,250,000		11,189,351
Commercial Mortgage Pass-through Certificate 2022-LPF2 E, CME Term SOFR 1 Month + 5.9400%, 10.2518%, 10/15/39ž,‡	3,827,000		3,785,562
Commercial Mortgage Pass-through Certificates 2022-LPF2 D, CME Term SOFR 1 Month + 4.1920%, 8.5038%, 10/15/39ž,‡	5,000,000		4,818,031
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000		5,035,268
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 9.6697%, 6/27/39ž,‡	3,949,363		4,095,553
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 8.5197%, 7/25/39ž,‡	5,991,086		6,157,403
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 7.4052%, 10/25/41ž,‡	27,737,621		28,404,924
Connecticut Avenue Securities Trust 2021-R02 2B1, US 30 Day Average SOFR + 3.3000%, 7.6052%, 11/25/41ž,‡	8,750,000		8,980,249
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 7.0552%, 12/25/41ž,‡	3,442,000		3,515,371
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4552%, 12/25/41ž,‡	13,477,000		13,841,583
Connecticut Avenue Securities Trust 2022-R02 2B1, US 30 Day Average SOFR + 4.5000%, 8.8052%, 1/27/42ž,‡	18,903,000		19,728,638
Connecticut Avenue Securities Trust 2023-R06 1B2, US 30 Day Average SOFR + 5.9000%, 10.2052%, 7/27/43ž,‡	14,170,667		15,096,189
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 7.0052%, 1/25/44ž,‡	14,329,655		14,674,223
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 7.1062%, 3/25/44ž,‡	8,290,000		8,537,977
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 6.5052%, 5/25/44ž,‡	4,590,000		4,615,103
Connecticut Avenue Securities Trust 2024-R06 1M2, US 30 Day Average SOFR + 1.6000%, 5.9052%, 9/26/44ž,‡	4,335,227		4,348,775
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.8062%, 1/25/45ž,‡	$7,908,000	$7,911,442
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	8,437,000	8,586,335
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000	6,678,265
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000	5,679,600
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	11,135,000	8,392,825
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 7.9265%, 11/15/38ž,‡	2,989,500	2,910,045
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	2,333,333	2,375,315
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	1,000,000	1,036,839
CSAIL Commercial Mortgage Trust 2021-C20 XA, 1.1132%, 3/15/54‡,¤	58,101,757	2,446,574
DC Commercial Mortgage Trust 2023-DC D, 7.3785%, 9/12/40ž,‡	10,000,000	10,217,178
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000	3,818,993
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000	3,229,255
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000	4,618,850
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33ž	234,376	232,305
Drive Auto Receivables Trust 2025-1 D, 5.4100%, 9/15/32	2,673,000	2,702,456
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.5930%, 10/15/43ž,‡	2,650,000	2,491,000
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 7.1765%, 10/15/43ž,‡	15,000,000	13,125,743
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 5.9061%, 7/15/37ž,‡	12,250,000	12,276,264
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6295%, 7/20/37ž,‡	26,050,000	26,134,438
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638	1,265,607
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	1,151,188	1,156,087
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000	3,383,802
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000	10,675,691
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31ž	6,670,000	6,941,672
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.2765%, 7/15/38ž,‡	12,771,566	12,803,455
Extended Stay America Trust 2021-ESH F, CME Term SOFR 1 Month + 3.8145%, 8.1265%, 7/15/38ž,‡	10,172,651	10,165,069
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,443,979
Fannie Mae REMICS 2010-109 BS, US 30 Day Average SOFR + 53.7407%, 6.3027%, 10/25/40‡	588,203	820,812
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	11,721	10,559
Fannie Mae REMICS 2018-56 SB, US 30 Day Average SOFR + 5.9355%, 1.6304%, 8/25/48‡,¤	5,623,330	654,938
Fannie Mae REMICS 2020-100 BI, 2.0000%, 1/25/51¤	12,435,525	1,551,253
Fannie Mae REMICS 2025-12 FC, US 30 Day Average SOFR + 1.1000%, 5.4052%, 3/25/55‡	32,913,671	32,778,504
First Help Financial LLC 2025-1A C, 5.6900%, 8/15/31ž	6,100,000	6,208,718
First Help Financial LLC 2025-1A D, 5.9500%, 6/15/32ž	4,340,000	4,381,232
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	4,627,253
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	7,897,894
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	3,250,000	3,124,404
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	13,665,228	11,536,666
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	4,984,136
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	2,878,888	3,061,902
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	5,678,112	5,627,136
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 10.3052%, 8/25/33ž,‡	12,308,000	14,955,157
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 10.5552%, 10/25/33ž,‡	20,836,000	25,690,242
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 7.7052%, 10/25/41ž,‡	14,440,000	14,834,974
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 7.9552%, 11/25/41ž,‡	38,921,208	40,163,915
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B2, US 30 Day Average SOFR + 7.8000%, 12.1052%, 11/25/41ž,‡	$10,000,000	$10,694,208
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 7.6552%, 9/25/41ž,‡	4,734,000	4,840,834
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B2, US 30 Day Average SOFR + 6.2500%, 10.5552%, 9/25/41ž,‡	20,670,000	21,692,237
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4052%, 9/25/41ž,‡	29,152,135	29,386,184
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 8.0552%, 12/25/41ž,‡	27,058,500	27,851,951
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B2, US 30 Day Average SOFR + 7.0000%, 11.3052%, 12/25/41ž,‡	10,262,000	10,862,006
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA1 B2, US 30 Day Average SOFR + 7.1000%, 11.4052%, 1/27/42ž,‡	18,943,000	20,363,221
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 7.6552%, 11/25/43ž,‡	7,490,866	7,902,793
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.7552%, 10/25/44ž,‡	10,310,573	10,324,845
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.1052%, 8/25/44ž,‡	13,345,000	13,370,967
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 6.4152%, 3/25/25ž,‡,€	297,760	298,719
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 9.4260%, 10/25/28‡	18,042,207	16,326,366
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 10.4260%, 9/25/29ž,‡	13,914,000	12,748,427
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 6.5260%, 11/25/26ž,‡	2,679,587	2,652,573
FREMF Mortgage Trust 2020-KF78 C, US 30 Day Average SOFR + 7.9845%, 12.2960%, 3/25/30ž,‡	21,141,543	20,889,146
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	16,227,030	14,535,322
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 12.8116%, 12/25/30ž,‡	3,330,998	3,301,000
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	19,094,019	17,700,177
FS Commercial Mortgage Trust 2023-4SZN D, 9.3828%, 11/10/39ž,‡	5,193,000	5,359,538
Galaxy Senior Partner Trust 2025-1 A1X, CME Term SOFR 1 Month + 2.6500%, 8.6375%, 7/31/26‡,¢	15,786,944	15,871,342
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	14,027,264
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	14,654,148	12,374,255
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 1.1179%, 1/20/44‡,¤	282,111	23,839
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 1.7238%, 10/16/55‡,¤	438,113	34,086
Gracie Point International Funding 2023-1A B, US 90 Day Average SOFR + 2.6000%, 6.9483%, 9/1/26ž,‡	3,000,000	3,000,570
Gracie Point International Funding 2023-1A C, US 90 Day Average SOFR + 3.1000%, 7.4483%, 9/1/26ž,‡	3,000,000	2,993,954
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 8.3483%, 3/1/27ž,‡	7,438,000	7,500,211
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 9.7483%, 3/1/27ž,‡	5,000,000	5,022,678
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 7.9218%, 3/1/28ž,‡	4,400,000	4,377,993
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 11.5718%, 3/1/28ž,‡	2,700,000	2,702,142
Great Wolf Trust 2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 7.2018%, 3/15/39ž,‡	6,684,000	6,703,826
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9646%, 11/25/41ž,‡	22,910,000	22,916,193
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	869,123	868,033
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Hilton Grand Vacations Trust 2025-1A C, 5.5200%, 5/27/42ž	$3,477,000	$3,502,591
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž,Ç	4,359,000	4,377,321
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,924,589
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,415,010
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,535,961
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.6286%, 8/5/34ž,‡	3,864,419	3,613,439
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,313,571	1,304,315
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	3,000,000	2,973,070
Hudson's Bay Simon JV Trust 2015-HB7 C7, 5.3310%, 8/5/34ž,‡	14,134,000	13,938,742
Invesco CLO Ltd 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.4177%, 7/17/34ž,‡	5,000,000	4,960,593
KKR Financial CLO Ltd 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.4695%, 1/20/38ž,‡	20,000,000	20,003,360
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,433,532
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,565,669
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,213,303
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,101,751
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31ž	3,329,000	3,351,821
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,115,410
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,355,802
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,098,557
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,646,587
LHOME Mortgage Trust 2024-RTL5 A2, 5.7510%, 9/25/39ž,Ç	9,488,000	9,472,450
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 6.1765%, 3/15/38ž,‡	12,600,000	12,476,158
Life Financial Services Trust 2022-BMR2 D, CME Term SOFR 1 Month + 2.5419%, 6.8537%, 5/15/39ž,‡	10,000,000	9,071,097
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,197,919	1,007,500
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	2,748,381	2,989,909
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,116,888
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 5.6324%, 7/22/37ž,‡	20,000,000	20,062,586
Madison Park Funding Ltd 2024-66A A2, CME Term SOFR 3 Month + 1.5800%, 5.9260%, 10/21/37ž,‡	27,000,000	27,047,906
Magnetite CLO Ltd 2024-44A A1, CME Term SOFR 3 Month + 1.3500%, 5.6061%, 10/15/37ž,‡	35,700,000	35,824,950
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,701,213
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,470,744
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	9,921,200
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,609,549
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 9.5692%, 10/25/57ž,‡	11,458,000	11,383,817
Mercury Financial Credit Card Master Trust 2024-1A C, 11.4900%, 2/20/29ž	12,000,000	12,197,941
Merit 2022-MHIL G, CME Term SOFR 1 Month + 3.9575%, 8.2693%, 1/15/27ž,‡	4,104,000	4,035,050
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 7.0274%, 4/15/38ž,‡	4,880,000	4,880,128
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 7.6274%, 4/15/38ž,‡	8,496,000	8,495,971
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28ž	10,182,000	10,194,311
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28ž	6,976,000	6,984,406
MKT Mortgage Trust 2020-525M F, 3.0386%, 2/12/40ž,‡	11,900,000	7,872,040
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 9.6052%, 3/15/39ž,‡	19,300,000	19,292,681
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	801,131	766,500
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51ž	3,000,000	2,814,557
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	15,420,633	15,543,190
NRZ Excess Spread Collateralized Notes 2025-FHT1 A, 6.5450%, 3/25/32ž,Ç	44,995,650	45,321,477
NW Re-Remic Trust 2021-FRR1 BK88, 2.6230%, 12/18/51ž,‡	20,000,000	16,884,664
Oak Hill Credit Partners 2021-8A A2R, CME Term SOFR 3 Month + 1.4800%, 5.7495%, 1/20/38ž,‡	26,000,000	26,024,656
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	$4,499,000	$4,400,467
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	6,053,892
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	8,000,000	7,944,905
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38§	3,000,000	2,973,855
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 7/20/37ž,‡	20,000,000	20,063,976
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 5.6161%, 7/15/37ž,‡	20,000,000	20,064,384
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,289,185
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,076,298
Ondeck Asset Securitization Trust LLC 2025-1A C, 6.6400%, 4/19/32ž	1,287,000	1,281,605
Ondeck Asset Securitization Trust LLC 2025-1A D, 8.7700%, 4/19/32ž	2,800,000	2,790,988
OPEN Trust 2023-AIR D, CME Term SOFR 1 Month + 6.6838%, 10.9955%, 11/15/40ž,‡	12,000,000	12,000,957
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	2,755,862	2,701,726
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000	4,938,460
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000	4,870,820
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000	1,130,143
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000	3,303,858
Post Road Equipment Finance 2025-1A E, 7.0800%, 5/17/32ž	3,000,000	3,015,927
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000	6,412,714
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 5.4871%, 10/25/51ž,‡	11,992,348	11,980,608
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000	9,823,551
PRIMA Capital Ltd 2019-1S C, 5.5000%, 10/1/33ž	8,432,000	6,757,511
Project Silver, 6.9000%, 7/15/44ž,‡	898,315	494,172
Rain City Mortgage Trust 2024-RTL1 A2, 8.0210%, 11/25/29ž,‡	4,440,000	4,498,290
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	8,810,873	7,974,369
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30ž	10,731,000	10,834,563
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	11,152,000	11,520,959
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 7.5700%, 4/27/48ž,‡	6,937,142	7,043,820
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	5,669,540	5,767,119
Saluda Grade Alternative Mortgage Trust 2023-RTL3 A1, 7.0000%, 4/25/29ž,Ç	11,149,545	11,063,016
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	3,445,566	3,417,349
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	12,560,275	12,631,155
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542	8,185,920
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	11,300,000	11,432,968
Sand Trust 2021-1A DR, CME Term SOFR 3 Month + 3.3500%, 7.6061%, 10/16/34ž,‡	10,375,000	10,415,039
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32ž	150,389	150,809
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	154,372	155,505
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	2,803,200	2,831,809
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	5,276,611	5,279,039
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	2,968,094	3,078,561
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	6,752,543	6,811,529
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	7,648,081	7,713,974
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	7,413,394	7,490,377
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33ž	6,000,000	5,999,009
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33ž	16,200,000	16,207,744
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33ž	10,013,000	10,023,405
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	15,455,347	15,077,114
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	6,238,466
SCG Hotel Issuer Inc 2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 7.2618%, 3/15/35ž,‡	6,475,000	6,528,959
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,633	13,451,627
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	1,480,348	1,452,914
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	616,357	630,924
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	816,289	831,954
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	1,207,768	1,238,661
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	1,112,956	1,121,432
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	$2,367,327	$2,364,822
Sierra Receivables Funding Co LLC 2024-3A D, 6.9300%, 8/20/41ž	4,291,910	4,157,855
Sierra Receivables Funding Co LLC 2025-1A D, 6.8600%, 1/21/42ž	8,115,945	7,832,769
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 7.0120%, 1/15/39ž,‡	7,000,000	6,881,377
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 7.6620%, 1/15/39ž,‡	20,073,000	19,624,843
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000	4,023,299
SREIT Trust 2021-FLWR F, CME Term SOFR 1 Month + 2.7870%, 7.0990%, 7/15/36ž,‡	5,600,000	5,601,652
Storm King Park CLO Ltd 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.6161%, 10/15/37ž,‡	23,900,000	23,986,320
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50ž	2,500,000	2,468,310
SWCH Commercial Mortgage Trust 2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 7.6520%, 2/15/42ž,‡	21,830,000	21,614,887
SWCH Commercial Mortgage Trust 2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 6.4262%, 2/15/42ž,‡	24,830,000	23,773,469
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000	10,368,975
Tallman Park CLO Ltd 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.6311%, 4/20/34ž,‡	4,390,000	4,407,393
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 7.4519%, 5/20/32ž,‡	1,467,453	1,473,985
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 9.5519%, 5/20/32ž,‡	586,981	601,161
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 12.5519%, 5/20/32ž,‡	1,760,944	1,782,431
The Huntington National Bank 2024-2 E, US 30 Day Average SOFR + 7.5000%, 11.8019%, 10/20/32ž,‡	1,341,633	1,347,970
The Huntington National Bank 2025-1 D, US 30 Day Average SOFR + 3.5000%, 7.8019%, 3/21/33ž,‡	2,510,873	2,510,848
The Huntington National Bank 2025-1 E, US 30 Day Average SOFR + 7.1500%, 11.4519%, 3/21/33ž,‡	3,138,592	3,138,522
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	4,500,000	4,570,184
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž	1,850,000	1,869,181
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž	3,145,000	3,231,223
Tricolor Auto Securitization Trust 2025-1A E, 10.3700%, 4/15/32ž	2,600,000	2,616,876
United Airlines 2014-2 A PTT, 3.7500%, 9/3/26	7,658,371	7,549,757
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,584,677
Upland CLO Ltd 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 7.4311%, 4/21/31ž,‡	8,000,000	7,974,941
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31ž	78,173	78,067
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000	14,997,905
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	1,338,602	1,364,037
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25ž,€	143,894	143,280
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50ž	5,750,000	5,714,117
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50ž	12,000,000	11,920,105
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000	11,408,865
Vontive Mortgage Trust 2025-RTL1 A1, 6.5070%, 3/25/30ž,Ç	16,491,000	16,601,058
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.4660%, 11/15/54‡,¤	75,883,743	4,130,108
Wells Fargo Commercial Mortgage Trust 2024-MGP C11, CME Term SOFR 1 Month + 3.0892%, 7.4009%, 8/15/41ž,‡	17,100,000	17,062,559
Wells Fargo Commercial Mortgage Trust 2025-VTT D, 6.3820%, 3/15/38ž,‡	11,187,000	11,242,834
Wells Fargo Commercial Mortgage Trust 2025-VTT E, 7.1375%, 3/15/38ž,‡	7,617,000	7,640,175
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	2,053,569	2,031,204
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	2,975,755	3,010,680
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,487,878	1,510,384
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 5.6920%, 9/15/34ž,‡	5,400,000	5,292,225
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	8,695,729	8,749,272
Worldwide Plaza Trust 2017-WWP A, 3.5263%, 11/10/36ž	6,453,000	4,521,282
Worldwide Plaza Trust 2017-WWP F, 3.7154%, 11/10/36ž,‡	4,305,008	302,078
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Z Capital Credit Partners CLO 2018-1 Ltd, CME Term SOFR 3 Month + 2.7116%, 6.9722%, 1/16/31ž,‡	$1,250,000		$1,255,568
Z Capital Credit Partners CLO 2018-1A A2 Ltd, CME Term SOFR 3 Month + 1.8216%, 6.0822%, 1/16/31ž,‡	276,240		276,379
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,841,338,918)			2,845,227,715
Bank Loans and Mezzanine Loans – 9.3%
Basic Industry – 0.7%
Ahlstrom Holding 3 Oy, CME Term SOFR 1 Month + 4.2500%, 8.6767%, 5/22/30ƒ,‡	11,458,779		11,415,809
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 8.3206%, 7/3/28‡	13,922,432		12,663,148
INEOS Finance PLC, EURIBOR 1 Month + 3.5000%, 5.5640%, 6/23/31ƒ,‡	2,900,000		3,330,232
Olympus Water US Holding Corp, EURIBOR 3 Month + 3.7500%, 5.7300%, 6/20/31‡	4,500,000	EUR	5,255,954
Spa US HoldCo Inc, CME Term SOFR 3 Month + 3.7500%, 8.3072%, 2/4/28‡	3,559,075		3,557,968
			36,223,111
Capital Goods – 0.8%
ArcLine FM Holdings LLC, CME Term SOFR 6 Month + 3.5000%, 7.5776%, 6/23/30‡	5,780,323		5,803,040
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 8.2797%, 1/29/31‡	13,649,842		13,371,573
Foundation Building Materials Inc, CME Term SOFR 3 Month + 5.2500%, 9.5456%, 1/29/31‡	3,787,000		3,727,847
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 8.2561%, 9/15/28‡	7,400,701		7,436,131
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 6.7956%, 1/19/32‡	6,778,775		6,804,956
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 7.5768%, 10/19/29‡	10,101,240		10,030,531
			47,174,078
Commercial Services – 0.2%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 7.4413%, 12/17/28‡	1,624,770		1,620,709
Lernen Bidco Ltd, EURIBOR 3 Month + 4.0000%, 6.1010%, 4/25/29‡	5,760,000	EUR	6,788,000
Lernen US Finco LLC, CME Term SOFR 6 Month + 4.0000%, 8.2900%, 10/27/31‡	900,481		905,730
			9,314,439
Communications – 0.5%
Banijay Entertainment SAS, EURIBOR 3 Month + 3.2500%, 5.5860%, 2/10/32‡	10,140,000	EUR	11,914,357
Directv Financing LLC, CME Term SOFR 3 Month + 5.2500%, 9.7913%, 8/2/29‡	10,171,385		10,336,295
Hunter Holdco 3 Ltd, CME Term SOFR 3 Month + 4.2500%, 8.6456%, 8/19/28‡	4,286,000		4,071,700
			26,322,352
Consumer Cyclical – 2.1%
CE Intermediate I LLC, CME Term SOFR 3 Month + 3.0000%, 7.4503%, 3/25/32‡	10,663,415		10,676,845
Clarios Global LP, EURIBOR 1 Month + 3.2500%, 5.1790%, 1/28/32‡	11,890,000	EUR	13,963,860
Flutter Financing BV, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 6/4/32‡	2,836,500		2,832,954
Gategroup US Finance Inc, CME Term SOFR 1 Month + 4.2500%, 8.5787%, 5/28/32ƒ,‡	4,341,000		4,349,161
Gloves Buyer Inc, CME Term SOFR 1 Month + 4.0000%, 8.3214%, 5/21/32‡	12,280,000		12,019,050
House of HR Group BV, EURIBOR 1 Month + 5.2500%, 7.2110%, 11/3/29‡	8,340,000	EUR	9,316,982
Hoya Midco LLC, CME Term SOFR 3 Month + 2.2500%, 6.5297%, 2/3/29‡	4,197,173		3,647,364
International Entertainment JJCo 3 Ltd, CME Term SOFR 3 Month + 3.7500%, 8.0272%, 4/29/32‡	7,014,000		7,022,767
Loire Finco Luxembourg Sarl, EURIBOR 1 Month + 4.0000%, 5.9290%, 1/21/30‡	2,660,000	EUR	3,137,838
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.3268%, 6/25/31‡	10,204,509		10,153,487
Piolin BidCo SA, EURIBOR 6 Month + 4.5000%, 7.0540%, 9/16/29‡	4,951,826	EUR	5,852,094
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – (continued)
River Rock Entertainment Authority, CME Term SOFR 1 Month + 9.0000%, 13.3211%, 6/17/31ƒ,‡	10,866,000		$10,540,020
Six Flags Entertainment Corp, CME Term SOFR 1 Month + 2.0000%, 6.3214%, 5/1/31ƒ,‡	4,730,833		4,730,833
Varsity Brands inc, CME Term SOFR 3 Month + 3.5000%, 7.8298%, 8/26/31‡	$20,905,605		20,938,299
			119,181,554
Consumer Non-Cyclical – 1.5%
Celsius Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 7.5406%, 4/1/32‡	11,039,000		11,091,435
Colosseum Dental Finance BV, EURIBOR 3 Month + 3.7500%, 5.7640%, 3/22/32‡	11,060,000	EUR	13,010,194
Financiere Mendel SASU, EURIBOR 3 Month + 3.0000%, 4.9800%, 11/8/30‡	6,350,000	EUR	7,435,881
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 8.8268%, 4/28/28‡	17,633,929		17,680,870
LifePoint Health Inc, CME Term SOFR 3 Month + 3.5000%, 7.8195%, 5/19/31‡	986,291		972,000
Medline Borrower LP, EURIBOR 1 Month + 2.7500%, 4.6790%, 10/23/28‡	13,000,000	EUR	15,262,261
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 10/23/28‡	7,375,267		7,397,468
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 8.2956%, 9/27/30‡	13,327,249		13,189,845
			86,039,954
Diversified Financial Services – 0%
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	232,620		44,198
SK Neptune Husky Finance Sarl, CME Term SOFR 3 Month + 7.00000%, 10.4338%, 1/3/29‡,€	7,944,281		244,287
			288,485
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 9/30/31‡	4,253,855		4,255,700
Long Ridge Energy LLC, CME Term SOFR 3 Month + 4.5000%, 8.7956%, 2/19/32‡	7,000,455		6,903,957
			11,159,657
Finance Companies – 0.2%
Summer (BC) Holdco B Sarl, CME Term SOFR 3 Month + 5.0000%, 9.5556%, 2/15/29‡	11,083,013		11,138,777
Financial Institutions – 0.6%
Colossus Acquireco LLC, CME Term SOFR 1 Month + 1.7500%, 6.0658%, 6/11/32ƒ,‡	17,321,333		17,195,753
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 7.5097%, 7/3/31ƒ,‡	16,171,968		16,189,717
			33,385,470
Health Care Providers & Services – 0.2%
VetStrategy Canada Holdings Inc, CME Term SOFR 3 Month + 3.7500%, 8.0456%, 12/12/28‡	9,127,956		9,193,983
Industrial – 0.2%
Inspired Finco Holdings Ltd, EURIBOR 1 Month + 3.2500%, 5.1790%, 2/28/31‡	10,760,000	EUR	12,613,446
Insurance – 0.4%
Asurion LLC, CME Term SOFR 1 Month + 4.2500%, 8.5768%, 9/19/30‡	13,800,000		13,392,900
USI Inc/NY, CME Term SOFR 3 Month + 2.2500%, 6.5456%, 9/29/30‡	8,513,087		8,505,172
			21,898,072
Technology – 1.2%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 3.0000%, 7.2956%, 2/1/31‡	6,066,797		6,083,317
Claudius Finance Sarl, EURIBOR 3 Month + 3.2500%, 5.4360%, 7/10/28‡	3,250,000	EUR	3,819,584
Coherent Corp, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 7/2/29‡	2,589,509		2,652,209
Fortress Intermediate 3 Inc, CME Term SOFR 1 Month + 3.5000%, 7.8268%, 6/27/31‡	5,763,447		5,785,187
Gold Rush Bidco Ltd, EURIBOR 3 Month + 4.0000%, 6.1270%, 5/16/31‡	6,040,000	EUR	7,129,639
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 8.7797%, 7/1/31‡	15,966,765		15,348,053
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 9.2956%, 5/9/33‡	4,952,000		4,914,860
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Technology – (continued)
X Corp, 9.5000%, 10/26/29	$9,285,000	$9,021,956
Zuora Inc, CME Term SOFR 1 Month + 3.5000%, 7.8268%, 2/14/32‡	13,045,000	12,974,296
		67,729,101
Transportation – 0.5%
AAdvantage Loyalty IP Ltd, CME Term SOFR 3 Month + 3.2500%, 7.5799%, 5/28/32‡	2,376,000	2,389,068
Beacon Mobility Corp, CME Term SOFR 1 Month + 3.7500%, 7.5613%, 6/18/30ƒ,‡	11,115,509	11,101,615
Beacon Mobility Corp, CME Term SOFR 1 Month + 3.7500%, 7.5613%, 6/18/30ƒ,‡	1,522,673	1,520,770
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 6.9797%, 4/9/32‡	13,487,000	13,524,089
		28,535,542
Total Bank Loans and Mezzanine Loans (cost $518,146,725)		520,198,021
Corporate Bonds – 31.9%
Banking – 1.7%
Ally Financial Inc, SOFR + 1.9600%, 5.7370%, 5/15/29‡	245,000	249,362
Ally Financial Inc, SOFR + 3.2600%, 6.9920%, 6/13/29‡	233,000	245,277
Ally Financial Inc, SOFR + 2.8200%, 6.8480%, 1/3/30‡	234,000	247,053
Ally Financial Inc, 8.0000%, 11/1/31	224,000	255,051
American Express Co, US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,μ	1,536,000	1,500,128
Banco Bilbao Vizcaya Argentaria SA, US Treasury Yield Curve Rate 1 Year + 1.9500%, 6.0330%, 3/13/35‡	200,000	208,544
Bank of America Corp, CME Term SOFR 3 Month + 1.6316%, 3.5930%, 7/21/28‡	253,000	249,116
Bank of America Corp, SOFR + 2.0400%, 4.9480%, 7/22/28‡	245,000	247,823
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	16,349,000	16,612,842
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	4,273,000	4,286,343
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	230,000	253,270
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,432,000	2,605,720
Capital One Financial Corp, SOFR + 2.6000%, 5.8170%, 2/1/34‡	243,000	250,684
Capital One Financial Corp, SOFR + 2.8600%, 6.3770%, 6/8/34‡	233,000	248,053
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	2,301,000	2,398,523
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	10,482,000	10,671,169
Citigroup Inc, CME Term SOFR 3 Month + 1.6516%, 3.6680%, 7/24/28‡	253,000	249,046
Citigroup Inc, CME Term SOFR 3 Month + 1.4126%, 3.5200%, 10/27/28‡	257,000	251,662
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.7300%, 5.4110%, 9/19/39‡	200,000	194,252
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000	5,236,896
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,μ	5,000,000	4,964,763
Citizens Financial Group Inc, SOFR + 2.0100%, 5.8410%, 1/23/30‡	240,000	248,578
Citizens Financial Group Inc, SOFR + 2.3250%, 6.6450%, 4/25/35‡	238,000	256,535
Deutsche Bank AG / New York, SOFR + 3.1800%, 6.7200%, 1/18/29‡	235,000	246,861
Deutsche Bank AG / New York, SOFR + 2.5100%, 6.8190%, 11/20/29‡	237,000	252,789
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	271,000	253,510
Deutsche Bank AG / New York, USD ICE SWAP 11AM NY 5 Year + 2.5530%, 4.8750%, 12/1/32‡	249,000	246,312
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	4,028,000	4,682,101
Goldman Sachs Group Inc, CME Term SOFR 3 Month + 1.7716%, 3.6910%, 6/5/28‡	250,000	246,446
Goldman Sachs Group Inc, SOFR + 1.7250%, 4.4820%, 8/23/28‡	248,000	248,329
HSBC Holdings PLC, SOFR + 1.7320%, 2.0130%, 9/22/28‡	266,000	252,140
HSBC Holdings PLC, SOFR + 3.3500%, 7.3900%, 11/3/28‡	236,000	250,630
HSBC Holdings PLC, SOFR + 1.9700%, 6.1610%, 3/9/29‡	239,000	248,517
HSBC Holdings PLC, CME Term SOFR 3 Month + 1.8716%, 3.9730%, 5/22/30‡	260,000	253,202
Huntington Bancshares Incorporated/OH, SOFR + 1.9700%, 4.4430%, 8/4/28‡	248,000	247,863
Huntington Bancshares Incorporated/OH, SOFR + 1.8700%, 5.7090%, 2/2/35‡	246,000	251,396
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	580,000	581,285
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	$4,407,000		$4,519,286
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	1,425,000		1,401,866
KeyCorp, SOFR + 2.0600%, 4.7890%, 6/1/33‡	257,000		250,540
KeyCorp, SOFR + 2.4200%, 6.4010%, 3/6/35‡	236,000		251,742
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 1.2050%, 3.5740%, 11/7/28‡	256,000		250,602
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.7500%, 5.6790%, 1/5/35‡	243,000		249,438
Lloyds Banking Group PLC, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5900%, 11/26/35‡	200,000		203,443
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	5,746,000		5,737,922
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	2,275,000		2,181,628
Morgan Stanley, US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	898,000		923,815
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 2.2700%, 5.5160%, 9/30/28‡	244,000		249,202
Natwest Group PLC, ICE LIBOR USD 3 Month + 1.7540%, 4.8920%, 5/18/29‡	249,000		251,492
Natwest Group PLC, ICE LIBOR USD 3 Month + 1.9050%, 5.0760%, 1/27/30‡	245,000		248,588
Natwest Group PLC, ICE LIBOR USD 3 Month + 1.8710%, 4.4450%, 5/8/30‡	255,000		253,049
PNC Financial Services Group Inc/The, SOFR + 1.6200%, 5.3540%, 12/2/28‡	240,000		245,794
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	2,911,000		3,254,212
Regions Financial Corp, SOFR + 2.0600%, 5.5020%, 9/6/35‡	81,000		81,202
Santander UK Group Holdings PLC, ICE LIBOR USD 3 Month + 1.4000%, 3.8230%, 11/3/28‡	257,000		251,851
Santander UK Group Holdings PLC, SOFR + 2.6000%, 6.5340%, 1/10/29‡	236,000		246,318
UniCredit SpA, US Treasury Yield Curve Rate 1 Year + 2.3000%, 2.5690%, 9/22/26ž,‡	1,233,000		1,226,637
US Bancorp, SOFR + 1.6600%, 4.5480%, 7/22/28‡	247,000		247,557
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	5,548,000		5,759,799
Wells Fargo & Co, SOFR + 1.9800%, 4.8080%, 7/25/28‡	246,000		248,074
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	8,305,000		8,519,580
			97,245,708
Basic Industry – 2.9%
AngloGold Ashanti Holdings PLC, 3.3750%, 11/1/28	264,000		252,020
Arcosa Inc, 4.3750%, 4/15/29ž,#	195,000		188,632
ATI Inc, 4.8750%, 10/1/29	191,000		187,079
Capstone Copper Corp, 6.7500%, 3/31/33ž	13,583,000		13,908,435
Celanese US Holdings LLC, 6.6290%, 7/15/32	2,273,000		2,382,950
Celanese US Holdings LLC, 7.2000%, 11/15/33	7,256,000		7,702,679
Compass Minerals International Inc, 6.7500%, 12/1/27ž	54,000		54,451
Compass Minerals International Inc, 8.0000%, 7/1/30ž	13,909,000		14,369,947
CVR Partners LP/CVR Nitrogen Finance Corp, 6.1250%, 6/15/28ž	183,000		182,769
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	1,594,000		1,691,787
First Quantum Minerals Ltd, 8.0000%, 3/1/33ž	12,105,000		12,415,977
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31ž	3,757,000		3,510,546
Freeport-McMoRan Inc, 5.4500%, 3/15/43	264,000		249,484
Hudbay Minerals Inc, 4.5000%, 4/1/26ž	8,968,000		8,912,253
INEOS Finance PLC, 7.5000%, 4/15/29ž	200,000		200,414
LYB International Finance III LLC, 5.5000%, 3/1/34	249,000		248,532
Maxam Prill Sarl, 7.7500%, 7/15/30ž	18,213,000		18,245,291
Methanex US Operations Inc, 6.2500%, 3/15/32ž	256,000		255,256
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,885,000		7,046,164
Newmont Corp / Newcrest Fiannce Pty Ltd, 5.3500%, 3/15/34	245,000		251,329
Novelis Corp, 3.2500%, 11/15/26ž	6,218,000		6,118,359
Novelis Corp, 4.7500%, 1/30/30ž	443,000		424,477
Novelis Corp, 6.8750%, 1/30/30ž	294,000		303,976
Olympus Water US Holding Corp, 5.3750%, 10/1/29	3,540,000	EUR	3,815,015
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	10,365,000		10,572,300
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Progroup AG, 5.3750%, 4/15/31	13,000,000	EUR	$15,177,436
Tronox Inc, 4.6250%, 3/15/29ž	$12,553,000		10,832,097
Verde Purchaser LLC, 10.5000%, 11/30/30ž	19,219,000		20,804,471
			160,304,126
Brokerage – 1.1%
Artec Group Inc, 10.0000%, 8/15/30ž	3,966,000		4,358,313
Blue Owl Finance LLC, 6.2500%, 4/18/34	7,953,000		8,183,292
Charles Schwab Corp, SOFR + 2.5000%, 5.8530%, 5/19/34‡	240,000		254,955
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	233,000		252,101
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	1,961,000		1,984,299
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	1,967,000		2,018,187
Coinbase Global Inc, 3.6250%, 10/1/31ž	286,000		254,672
Intercontinental Exchange Inc, 3.6250%, 9/1/28	255,000		249,625
Jane Street Group / JSG Finance Inc, 6.7500%, 5/1/33ž	10,389,000		10,682,032
LPL Holdings Inc, 6.0000%, 5/20/34	4,317,000		4,464,096
LPL Holdings Inc, 5.7500%, 6/15/35	7,269,000		7,353,934
Marex Group PLC, 6.4040%, 11/4/29	8,899,000		9,160,203
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	12,451,000		12,576,237
			61,791,946
Capital Goods – 2.3%
ABC Supply Co inc, 3.8750%, 11/15/29ž	201,000		190,130
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	21,585,000	EUR	22,762,849
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	282,000		257,431
Axon Enterprise Inc, 6.1250%, 3/15/30ž	181,000		186,133
Boeing Co/The, 5.9300%, 5/1/60	266,000		252,849
Boeing Co/The, 7.0080%, 5/1/64	229,000		251,521
Bombardier Inc, 7.4500%, 5/1/34ž	18,481,000		20,091,989
BWX Technologies Inc, 4.1250%, 6/30/28ž	192,000		187,309
BWX Technologies Inc, 4.1250%, 4/15/29ž	194,000		187,033
Clean Harbors Inc, 5.1250%, 7/15/29ž	187,000		184,738
Dycom Industries Inc, 4.5000%, 4/15/29ž	194,000		188,819
ESAB Corp, 6.2500%, 4/15/29ž	182,000		186,343
GFL Environmental Inc, 4.0000%, 8/1/28ž	191,000		185,256
GFL Environmental Inc, 4.3750%, 8/15/29ž	192,000		186,439
Harsco Corp, 5.7500%, 7/31/27ž	187,000		184,562
Herc Holdings In, 6.6250%, 6/15/29ž	240,000		246,240
Herc Holdings In, 7.0000%, 6/15/30ž	6,988,000		7,297,969
Herc Holdings In, 7.2500%, 6/15/33ž	5,034,000		5,274,632
JH North America Holdings Inc, 6.1250%, 7/31/32ž	6,216,000		6,319,211
Louisiana-Pacific Corp, 3.6250%, 3/15/29ž	196,000		186,748
MIWD Holdco II LLC / MIWD Finance Corp, 5.5000%, 2/1/30ž	197,000		187,271
Mueller Water Products Inc, 4.0000%, 6/15/29ž	193,000		185,287
Patrick Industries Inc, 4.7500%, 5/1/29ž	200,000		194,241
Patrick Industries Inc, 6.3750%, 11/1/32ž	10,289,000		10,317,264
Queen MergerCo Inc, 6.7500%, 4/30/32ž	7,630,000		7,860,441
Quikrete Holdings Inc, 6.7500%, 3/1/33ž	4,755,000		4,906,333
Regal Rexnord Corp, 6.3000%, 2/15/30	1,859,000		1,947,349
Regal Rexnord Corp, 6.4000%, 4/15/33	9,295,000		9,813,701
Resideo Funding Inc, 4.0000%, 9/1/29ž	199,000		187,578
Roller Bearing Company of America Inc, 4.3750%, 10/15/29ž,#	455,000		440,599
Specialty Building Products Holdings LLC / SBP Finance Corp, 7.7500%, 10/15/29ž	77,000		75,672
Titan International Inc, 7.0000%, 4/30/28	188,000		188,760
TransDigm Inc, 6.3750%, 3/1/29ž	181,000		185,695
TransDigm Inc, 4.8750%, 5/1/29	192,000		188,656
TriMas Corp, 4.1250%, 4/15/29ž	198,000		188,098
Trivium Packaging Finance BV, 8.2500%, 7/15/30ž	6,366,000		6,731,962
Trivium Packaging Finance BV, 12.2500%, 1/15/31ž	5,647,000		6,053,211
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Westinghouse Air Brake Technologies Corp, 5.5000%, 5/29/35	$249,000		$252,627
Wilsonart LLC, 11.0000%, 8/15/32ž,#	13,125,000		11,924,404
			126,637,350
Commercial Services – 0.2%
Albion Financing 1 Sarl / Aggreko Holdings Inc, 5.3750%, 5/21/30ž	5,090,000	EUR	6,132,321
Albion Financing 1 Sarl / Aggreko Holdings Inc, 7.0000%, 5/21/30ž	6,973,000		7,116,136
			13,248,457
Communications – 3.0%
AMC Networks Inc, 10.5000%, 7/15/32ž	10,899,000		11,043,303
AppLovin Corp, 5.5000%, 12/1/34	12,073,000		12,257,663
Banijay Entertainment SASU, 8.1250%, 5/1/29ž	200,000		207,492
British Telecommunications PLC, 9.6250%, 12/15/30	199,000		244,775
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 1/15/34ž	283,000		251,923
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	12,197,000		13,013,684
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	4,505,000		3,809,311
Clear Channel Outdoor Holdings Inc, 7.8750%, 4/1/30ž	243,000		250,835
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	200,000		201,026
CSC Holdings LLC, 11.2500%, 5/15/28ž	8,044,000		8,013,726
Fibercop SpA, 7.2000%, 7/18/36ž	251,000		244,620
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	10,336,000		10,982,080
Getty Images Inc, 11.2500%, 2/21/30ž	5,796,000		5,752,530
Gray Media Inc, 10.5000%, 7/15/29ž	398,000		427,561
Lamar Media Corp, 3.7500%, 2/15/28	191,000		185,140
Lamar Media Corp, 4.8750%, 1/15/29	189,000		186,830
Level 3 Financing Inc, 3.7500%, 7/15/29ž	6,822,000		5,739,008
Level 3 Financing Inc, 6.8750%, 6/30/33ž	7,144,178		7,269,366
Lions Gate Capital Holdings 1 Inc, 5.5000%, 4/15/29ž	14,594,000		12,683,208
Lumen Technologies Inc, 4.1250%, 4/15/29ž	5,670,000		5,506,988
Lumen Technologies Inc, 10.0000%, 10/15/32ž	5,000,000		5,106,250
McGraw-Hill Education Inc, 8.0000%, 8/1/29ž	3,455,000		3,517,888
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	11,645,000		12,147,380
Meta Platforms Inc, 5.7500%, 5/15/63	186,000		188,019
Meta Platforms Inc, 5.5500%, 8/15/64	259,000		253,104
Midcontinent Communications, 8.0000%, 8/15/32ž	15,404,000		16,301,653
Netflix Inc, 5.4000%, 8/15/54	257,000		253,628
Nexstar Broadcasting Inc, 4.7500%, 11/1/28ž,#	24,000		23,377
Paramount Global, ICE LIBOR USD 3 Month + 3.8990%, 6.2500%, 2/28/57‡	193,000		181,660
Paramount Global, US Treasury Yield Curve Rate 5 Year + 3.9990%, 6.3750%, 3/30/62‡	189,000		185,699
Playtika Holding Corp, 4.2500%, 3/15/29ž	209,000		189,670
ROBLOX Corp, 3.8750%, 5/1/30ž	200,000		188,674
Rogers Communications Inc, US Treasury Yield Curve Rate 5 Year + 2.6530%, 7.0000%, 4/15/55‡	427,000		436,547
TEGNA Inc, 5.0000%, 9/15/29	261,000		249,303
Telefonica Emisiones SA, 7.0450%, 6/20/36	226,000		250,921
Time Warner Cable Enterprises LLC, 8.3750%, 7/15/33	213,000		248,035
Time Warner Cable Inc, 6.7500%, 6/15/39	241,000		249,818
Time Warner Cable LLC, 6.5500%, 5/1/37	249,000		257,172
Time Warner Cable LLC, 7.3000%, 7/1/38	229,000		249,723
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 6.0000%, 1/15/30ž	5,633,000		5,276,997
Univision Communications Inc, 8.0000%, 8/15/28ž	244,000		247,606
Univision Communications Inc, 4.5000%, 5/1/29ž	3,400,000		3,091,286
Univision Communications Inc, 7.3750%, 6/30/30ž	1,134,000		1,114,422
Univision Communications Inc, 8.5000%, 7/31/31ž	7,418,000		7,426,217
Virgin Media Finance PLC, 5.0000%, 7/15/30ž	271,000		247,654
Vmed O2 UK Financing I PLC, 4.7500%, 7/15/31ž	11,857,000		10,968,037
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Vodafone Group PLC, USD SWAP SEMI 30/360 5YR + 4.8730%, 7.0000%, 4/4/79‡	$421,000		$439,248
VZ Secured Financing BV, 5.0000%, 1/15/32ž	280,000		249,090
Warnermedia Holdings Inc, 5.1410%, 3/15/52	1,074,000		749,115
Windstream Services LLC / Windstream Escrow Finance Corp, 8.2500%, 10/1/31ž	237,000		248,207
			168,807,469
Consumer Cyclical – 6.4%
1011778 BC ULC / New Red Finance Inc, 3.8750%, 1/15/28ž	192,000		187,019
Adient Global Holdings Ltd, 7.5000%, 2/15/33ž	249,000		254,628
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.8750%, 6/15/30ž	12,870,000		13,044,569
ANGI Group LLC, 3.8750%, 8/15/28ž	200,000		186,467
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	9,452,000		8,949,990
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	456,000		442,201
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	456,000		442,626
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.8750%, 6/1/28	7,162,000	GBP	9,422,554
Beazer Homes USA Inc, 7.2500%, 10/15/29	187,000		188,767
Beazer Homes USA Inc, 7.5000%, 3/15/31ž	13,914,000		14,105,735
Boyne USA Inc, 4.7500%, 5/15/29ž	193,000		187,276
Brookfield Residential Properties Inc/CA, 6.2500%, 9/15/27ž	251,000		249,938
Brookfield Residential Properties Inc/CA, 5.0000%, 6/15/29ž,#	214,000		194,757
Brookfield Residential Properties Inc/CA, 4.8750%, 2/15/30ž	500,000		446,296
Caesars Entertainment Inc, 6.0000%, 10/15/32ž,#	13,970,000		13,700,545
Carriage Services Inc, 4.2500%, 5/15/29ž	201,000		189,920
Carvana Co, 9.0000% (9% Cash or 12% PIK), 12/1/28ž,Ø	414,000		424,627
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	11,442,000		12,032,691
Choice Hotels International Inc, 5.8500%, 8/1/34	9,683,000		9,758,536
Fertitta Entertainment Inc, 4.6250%, 1/15/29ž	195,000		186,774
Fertitta Entertainment Inc, 6.7500%, 1/15/30ž	269,000		248,234
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	3,874,000		3,848,199
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	8,224,000		8,541,051
Forvia SE, 8.0000%, 6/15/30ž	13,931,000		14,273,508
Full House Resorts Inc, 8.2500%, 2/15/28ž	14,823,000		14,403,127
Garda World Security Corp, 8.3750%, 11/15/32ž	249,000		255,775
Garda World Security Corp, 6.0000%, 6/1/29ž	13,999,000		13,663,781
General Motors Co, 6.2500%, 4/15/35	6,590,000		6,780,044
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	13,680,000		13,501,431
GEO Group Inc/The, 10.2500%, 4/15/31	225,000		246,771
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	244,000		246,705
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	6,609,000		6,229,331
GLP Capital LP / GLP Financing II Inc, 3.2500%, 1/15/32	288,000		253,473
Hilton Domestic Operating Company Inc, 5.8750%, 4/1/29ž	183,000		186,912
Hilton Domestic Operating Company Inc, 3.7500%, 5/1/29ž	197,000		188,847
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	18,955,000		17,466,206
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc, 5.0000%, 6/1/29ž	260,000		250,080
Las Vegas Sands Corp, 5.6250%, 6/15/28	249,000		253,989
Las Vegas Sands Corp, 3.9000%, 8/8/29	267,000		254,214
LCM Investments Holdings II LLC, 4.8750%, 5/1/29ž	452,000		439,548
LGI Homes Inc, 4.0000%, 7/15/29ž	6,159,000		5,510,977
LGI Homes Inc, 7.0000%, 11/15/32ž,#	7,537,000		7,173,340
Lithia Motors Inc, 3.8750%, 6/1/29ž	3,700,000		3,528,633
Lithia Motors Inc, 4.3750%, 1/15/31ž	6,689,000		6,360,400
Marriot International Inc/MD, 5.5000%, 4/15/37	92,000		92,015
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Match Group Holdings II LLC, 4.6250%, 6/1/28ž	$187,000		$182,479
Melco Resorts Finance Ltd, 5.3750%, 12/4/29ž	485,000		453,190
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	454,000		437,323
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.2500%, 4/15/30ž	13,956,000		14,405,495
NCL Corporation Ltd, 7.7500%, 2/15/29ž	8,879,000		9,440,890
New Flyer Holdings Inc, 9.2500%, 7/1/30ž	2,599,000		2,742,053
New Home Company Inc/The, 8.5000%, 11/1/30ž	10,367,000		10,558,430
Nordstrom Inc, 4.3750%, 4/1/30	480,000		442,595
O'Reilly Automotive Inc, 3.6000%, 9/1/27	253,000		249,603
O'Reilly Automotive Inc, 4.7000%, 6/15/32	251,000		249,228
Parkland Corp, 4.5000%, 10/1/29ž	196,000		188,412
Penn Entertainment Inc, 4.1250%, 7/1/29ž	18,113,000		16,783,651
PetSmart Inc / PetSmart Finance Corp, 7.7500%, 2/15/29ž	252,000		244,879
Pinnacle Bidco PLC, 8.2500%, 10/11/28	5,150,000	EUR	6,361,376
Rakuten Group Inc, 9.7500%, 4/15/29ž	232,000		254,128
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31ž	15,414,000		15,414,649
Rent-A-Center Inc, 6.3750%, 2/15/29ž	191,000		188,945
Rentokil Terminix LLC, 5.6250%, 4/28/35ž	4,941,000		5,011,506
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	5,719,000		5,753,938
Scientific Games Holdings LP / Scientific Games US FinCo Inc, 6.6250%, 3/1/30ž	452,000		435,574
Sonic Automotive Inc, 4.8750%, 11/15/31ž	270,000		256,629
Station Casinos LLC, 4.6250%, 12/1/31ž	272,000		254,791
Tapestry Inc, 5.1000%, 3/11/30	245,000		248,188
Taylor Morrison Communities Inc, 5.7500%, 1/15/28ž	182,000		184,731
Tenneco Inc, 8.0000%, 11/17/28ž	249,000		246,235
TriNet Group Inc, 3.5000%, 3/1/29ž	200,000		187,951
VF Corp, 2.9500%, 4/23/30	300,000		252,979
VICI Properties LP, 5.1250%, 5/15/32	1,102,000		1,097,943
VICI Properties LP, 5.6250%, 4/1/35	7,419,000		7,487,200
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	18,461,000		19,341,313
Voyager Parent LLC, 9.2500%, 7/1/32ž	11,118,000		11,567,464
Walgreens Boots Alliance Inc, 8.1250%, 8/15/29	234,000		248,175
Wayfair LLC, 7.2500%, 10/31/29ž	447,000		447,200
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	192,000		185,967
Wynn Macau Ltd, 5.6250%, 8/26/28ž	456,000		448,288
Wynn Macau Ltd, 5.1250%, 12/15/29ž	12,049,000		11,577,161
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	7,726,000		7,775,539
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 7.1250%, 2/15/31ž	235,000		250,618
Yum! Brands Inc, 4.7500%, 1/15/30ž	188,000		186,228
			360,835,451
Consumer Non-Cyclical – 3.6%
180 Medical Inc, 3.8750%, 10/15/29ž	200,000		190,147
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.8750%, 2/15/30ž	190,000		186,773
AmerisourceBergen Corp, 2.7000%, 3/15/31	279,000		251,892
Anheuser-Busch InBev Worldwide Inc, 8.2000%, 1/15/39	195,000		248,697
Cencora Inc, 3.4500%, 12/15/27	253,000		248,299
Champ Acquisition Corp, 8.3750%, 12/1/31ž	10,423,000		11,075,761
CHS / Community Health Systems Inc, 6.8750%, 4/15/29ž	3,471,000		2,767,602
CVS Health Corp, 4.7800%, 3/25/38	6,836,000		6,273,592
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.5160%, 6.7500%, 12/10/54‡	236,000		236,514
CVS Health Corp, US Treasury Yield Curve Rate 5 Year + 2.8860%, 7.0000%, 3/10/55‡	7,362,000		7,593,242
Endo Finance Holdings Inc, 8.5000%, 4/15/31ž,#	239,000		252,995
Hasbro Inc, 6.0500%, 5/14/34	12,986,000		13,392,427
HCA Inc, 4.1250%, 6/15/29	253,000		248,580
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.6000%, 4/1/34	$248,000		$253,741
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	11,834,000		12,495,414
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,327,000		4,708,122
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	2,641,000		2,220,679
IQVIA Inc, 6.2500%, 2/1/29	185,000		193,353
IQVIA Inc, 6.2500%, 6/1/32ž	12,490,000		12,817,465
JBS USA Holding Lux Sarl / JBS USA Food Co / JBS Lux Co Sarl, 6.7500%, 3/15/34	4,757,000		5,193,050
JBS USA Holding Lux Sarl / JBS USA Food Group Holdings Inc / JBS USA Food Co, 5.5000%, 1/15/36ž	13,020,000		13,039,139
LifePoint Health Inc, 11.0000%, 10/15/30ž	5,887,000		6,494,515
LifePoint Health Inc, 10.0000%, 6/1/32ž	6,673,000		6,884,301
Mattel Inc, 5.4500%, 11/1/41	3,882,000		3,450,979
Medline Borrower LP / Medline Co-Issuer Inc, 6.2500%, 4/1/29ž	182,000		186,966
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	197,000		188,970
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29ž	190,000		188,519
Newell Brands Inc, 6.6250%, 5/15/32	269,000		256,615
Option Care Health Inc, 4.3750%, 10/31/29ž	195,000		187,667
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	282,000		254,660
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	17,733,000		15,389,685
Pilgrim's Pride Corp, 6.2500%, 7/1/33	8,897,000		9,406,620
Post Holdings Inc, 4.6250%, 4/15/30ž	273,000		262,417
Post Holdings Inc, 4.5000%, 9/15/31ž	272,000		252,473
Royalty Pharma PLC, 1.7500%, 9/2/27	265,000		250,967
Royalty Pharma PLC, 5.4000%, 9/2/34	5,983,000		6,061,822
Solventum Corp, 5.6000%, 3/23/34	8,532,000		8,780,672
Somnigroup International Inc, 4.0000%, 4/15/29ž	198,000		189,303
Sotera Health Holdings LLC, 7.3750%, 6/1/31ž	233,000		242,423
Star Parent Inc, 9.0000%, 10/1/30ž	240,000		252,437
Surgery Center Holdings Inc, 7.2500%, 4/15/32ž	3,081,000		3,139,576
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	10,878,000		11,183,726
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	13,996,000	EUR	16,769,256
Universal Health Services Inc, 2.6500%, 10/15/30	20,489,000		18,268,374
US Acute Care Solutions LLC, 9.7500%, 5/15/29ž	247,000		254,765
US Foods Inc, 4.7500%, 2/15/29ž	189,000		185,684
US Foods Inc, 4.6250%, 6/1/30ž	194,000		188,892
			203,059,768
Electric – 2.1%
AES Corp/The, US Treasury Yield Curve Rate 5 Year + 3.2010%, 7.6000%, 1/15/55‡	413,000		425,225
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,673,000		8,458,984
Alpha Generation LLC, 6.7500%, 10/15/32ž	5,868,000		6,048,998
Ameren Corp, 5.3750%, 3/15/35	19,035,000		19,153,861
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	12,055,000		11,566,319
Berkshire Hathaway Energy Co, 6.1250%, 4/1/36	236,000		253,817
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,910,000		1,856,157
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	4,470,000		4,594,322
EUSHI Finance Inc, US Treasury Yield Curve Rate 5 Year + 3.1360%, 7.6250%, 12/15/54‡	176,000		182,197
Lightning Power LLC, 7.2500%, 8/15/32ž	12,968,000		13,648,181
Long Ridge Energy LLC, 8.7500%, 2/15/32ž	21,748,000		22,590,808
NRG Energy Inc, 3.3750%, 2/15/29ž	198,000		186,705
NRG Energy Inc, 7.0000%, 3/15/33ž	8,477,000		9,305,161
NRG Energy Inc, 6.2500%, 11/1/34ž	3,774,000		3,845,132
PacifiCorp, 5.4500%, 2/15/34	247,000		250,492
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
PacifiCorp, 5.5000%, 5/15/54	$279,000	$256,599
PacifiCorp, 5.8000%, 1/15/55	262,000	250,697
PSEG Power LLC, 5.2000%, 5/15/30ž	9,304,000	9,494,213
TerraForm Power Operating LLC, 5.0000%, 1/31/28ž	440,000	435,518
Vistra Operations Co LLC, 4.3750%, 5/1/29ž	150,000	146,191
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	6,865,000	7,538,354
		120,487,931
Energy – 2.5%
Aethon United BR LP / Aethon United Finance Corp, 7.5000%, 10/1/29ž	242,000	253,842
AltaGas Ltd, US Treasury Yield Curve Rate 5 Year + 3.5730%, 7.2000%, 10/15/54ž,‡	254,000	254,056
Antero Midstream Partners LP / Antero Midstream Finance Corp, 5.3750%, 6/15/29ž	190,000	188,572
Baytex Energy Corp, 8.5000%, 4/30/30ž	186,000	186,113
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.0000%, 7/15/29ž	176,000	183,684
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.2500%, 7/15/32ž	3,119,000	3,305,070
California Resources Corp, 8.2500%, 6/15/29ž	180,000	184,766
Civitas Resources Inc, 8.7500%, 7/1/31ž	13,519,000	13,669,184
Civitas Resources Inc, 9.6250%, 6/15/33ž	5,882,000	6,030,115
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	4,423,000	4,442,181
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.5000%, 6/15/31ž	253,000	249,938
DT Midstream Inc, 4.1250%, 6/15/29ž	6,173,000	5,962,041
DT Midstream Inc, 5.8000%, 12/15/34ž	9,337,000	9,508,913
Energy Transfer LP, US Treasury Yield Curve Rate 5 Year + 4.0200%, 8.0000%, 5/15/54‡	238,000	253,204
Energy Transfer LP, US Treasury Yield Curve Rate 5 Year + 2.8290%, 7.1250%, 10/1/54‡	187,000	191,763
Excelerate Energy LP, 8.0000%, 5/15/30ž	421,000	443,801
Expand Energy Corp, 5.7000%, 1/15/35	247,000	250,522
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	16,077,000	16,727,395
Gulfport Energy Operating Corp, 6.7500%, 9/1/29ž	182,000	186,523
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	182,000	184,713
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	67,000	66,530
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	177,000	182,028
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,018,000	14,439,399
Hilcorp Energy I LP / Hilcorp Finance Co, 5.7500%, 2/1/29ž	191,000	188,515
Ithaca Energy (North Sea) PLC, 8.1250%, 10/15/29ž	200,000	205,970
ITT Holdings LLC, 6.5000%, 8/1/29ž	14,443,000	13,734,587
Kimmeridge Texas Gas, LLC, 8.5000%, 2/15/30ž	181,000	187,325
Kinetik Holdings LP, 6.6250%, 12/15/28ž	178,000	182,057
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.1250%, 2/15/29ž	192,000	193,978
NGL Energy Operating LLC / NGL Energy Finance Corp, 8.3750%, 2/15/32ž	267,000	267,802
Noble Finance II LLC, 8.0000%, 4/15/30ž	435,000	442,927
Occidental Petroleum Corp, 5.2000%, 8/1/29	195,000	195,627
Occidental Petroleum Corp, 8.8750%, 7/15/30	216,000	246,821
Occidental Petroleum Corp, 7.5000%, 5/1/31	231,000	254,248
Occidental Petroleum Corp, 5.5500%, 10/1/34#	9,795,000	9,611,075
Occidental Petroleum Corp, 6.0500%, 10/1/54	203,000	185,990
Range Resources Corp, 4.7500%, 2/15/30ž	191,000	185,788
Rockies Express Pipeline LLC, 4.9500%, 7/15/29ž	190,000	186,522
Rockies Express Pipeline LLC, 4.8000%, 5/15/30ž	197,000	190,986
South Bow Canadian Infrastructure Holdings Ltd, US Treasury Yield Curve Rate 5 Year + 3.6670%, 7.5000%, 3/1/55ž,‡	248,000	255,873
South Bow Canadian Infrastructure Holdings Ltd, US Treasury Yield Curve Rate 5 Year + 3.9490%, 7.6250%, 3/1/55ž,‡	182,000	188,945
Southwestern Energy Co, 5.3750%, 3/15/30	248,000	248,695
Southwestern Energy Co, 4.7500%, 2/1/32	261,000	253,793
Sunoco LP, 6.2500%, 7/1/33ž	9,881,000	10,046,001
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 12/31/30ž	$16,424,000	$16,115,498
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	7,101,000	6,929,482
TGNR Intermediate Holdings LLC, 5.5000%, 10/15/29ž	196,000	189,941
TGS ASA, 8.5000%, 1/15/30ž	200,000	206,414
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	247,000	247,497
Valero Energy Corp, 6.6250%, 6/15/37	233,000	250,763
Weatherford International Ltd, 8.6250%, 4/30/30ž	237,000	244,282
Wildfire Intermediate Holdings LLC, 7.5000%, 10/15/29ž	194,000	192,714
		139,174,469
Finance Companies – 1.1%
Azorra Finance, 7.7500%, 4/15/30ž	246,000	256,516
Blackstone Private Credit Fund, 6.2500%, 1/25/31	4,702,000	4,836,800
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,253,000	3,320,416
Blue Owl Credit Income Corp, 5.8000%, 3/15/30	12,832,000	12,852,914
Enova International Inc, 9.1250%, 8/1/29ž	397,000	417,952
FirstCash Inc, 4.6250%, 9/1/28ž	475,000	466,367
Freedom Mortgage Holdings LLC, 9.1250%, 5/15/31ž	243,000	250,480
Freedom Mortgage Holdings LLC, 8.3750%, 4/1/32ž	245,000	247,640
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,790,000	7,845,309
goeasy Ltd, 7.6250%, 7/1/29ž	241,000	248,436
Golub Capital BDC Inc, 6.0000%, 7/15/29	243,000	246,299
Midcap Financial Issuer Trust, 5.6250%, 1/15/30ž	201,000	185,674
Navient Corp, 4.8750%, 3/15/28	7,832,000	7,722,744
Navient Corp, 5.5000%, 3/15/29	3,117,000	3,052,716
Navient Corp, 9.3750%, 7/25/30	224,000	247,074
Navient Corp, 7.8750%, 6/15/32	259,000	269,360
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28	1,582,000	1,705,664
OneMain Finance Corp, 7.8750%, 3/15/30	236,000	250,766
OneMain Finance Corp, 7.5000%, 5/15/31	243,000	253,899
OneMain Finance Corp, 6.7500%, 3/15/32	249,000	253,683
PennyMac Financial Services Inc, 6.8750%, 2/15/33ž	243,000	249,075
Provident Funding Associates LP / PFG Finance Corp, 9.7500%, 9/15/29ž	162,000	170,346
RFNA LP, 7.8750%, 2/15/30ž	244,000	249,683
Rocket Cos Inc, 6.1250%, 8/1/30ž	4,709,000	4,798,612
Rocket Cos Inc, 6.3750%, 8/1/33ž	6,015,000	6,154,551
Sixth Street Lending Partners, 6.5000%, 3/11/29	2,920,000	3,014,033
		59,567,009
Financial Institutions – 0.4%
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	8,904,000	8,998,035
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000	4,915,630
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,025,000	4,020,779
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,977,000	3,148,829
Jefferson Capital Holdings LLC, 8.2500%, 5/15/30ž	424,000	439,328
PRA Group Inc, 5.0000%, 10/1/29ž	103,000	94,924
		21,617,525
Insurance – 0.5%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC, 7.8750%, 11/1/29ž	187,000	191,284
Ardonagh Group Finance Ltd, 8.8750%, 2/15/32ž	235,000	247,278
Athene Global Funding, 2.6460%, 10/4/31ž	4,898,000	4,243,430
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	10,478,000	10,354,983
Enact Holdings Inc, 6.2500%, 5/28/29	244,000	253,183
Humana Inc, 5.8750%, 3/1/33	10,364,000	10,710,531
Molina Healthcare Inc, 4.3750%, 6/15/28ž	189,000	184,732
UnitedHealth Group Inc, 5.3000%, 6/15/35	2,296,000	2,340,136
		28,525,557
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Natural Gas – 0.3%
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.4510%, 6.9500%, 11/30/54‡	$9,416,000	$9,801,754
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.5270%, 6.3750%, 3/31/55‡	7,093,000	7,133,090
		16,934,844
Personal Products – 0.1%
Herbalife Ltd, 4.2500%, 6/15/28	7,343,000	6,645,415
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	8,868,000	9,000,036
Real Estate Investment Trusts (REITs) – 0.6%
Apollo Commercial Real Estate Finance Inc, 4.6250%, 6/15/29ž	195,000	185,379
Broadstone Net Lease LLC, 2.6000%, 9/15/31	4,638,000	3,937,692
Global Net Lease Inc, 4.5000%, 9/30/28ž	194,000	187,974
Hudson Pacific Properties LP, 5.9500%, 2/15/28	190,000	185,192
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,813,000	9,914,241
Rithm Capital Corp, 8.0000%, 7/15/30ž	5,197,000	5,222,985
Starwood Property Trust Inc, 7.2500%, 4/1/29ž	2,893,000	3,042,916
Starwood Property Trust Inc, 6.0000%, 4/15/30ž	186,000	188,128
Starwood Property Trust Inc, 6.5000%, 7/1/30ž	240,000	247,886
Starwood Property Trust Inc, 6.5000%, 10/15/30ž	10,496,000	10,836,490
		33,948,883
Technology – 1.7%
CA Magnum Holdings, 5.3750%, 10/31/26ž	6,237,000	6,191,225
Capstone Borrower Inc, 8.0000%, 6/15/30ž	234,000	244,145
Capstone Borrower Inc, 8.0000%, 6/15/30ž	8,674,000	9,026,418
Cloud Software Group Inc, 6.5000%, 3/31/29ž	433,000	437,033
Cloud Software Group Inc, 9.0000%, 9/30/29ž	12,915,000	13,386,726
Corelogic Inc, 4.5000%, 5/1/28ž	199,000	189,823
CoreWeave Inc, 9.2500%, 6/1/30ž	16,128,000	16,488,192
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	8,114,000	7,665,469
Dell International LLC / EMC Corp, 8.1000%, 7/15/36	207,000	249,495
Fair Isaac Corp, 4.0000%, 6/15/28ž	194,000	188,814
Fiserv Inc, 5.1500%, 8/12/34	4,517,000	4,533,512
Fortress Intermediate 3 Inc, 7.5000%, 6/1/31ž	234,000	245,142
Gartner Inc, 3.7500%, 10/1/30ž	4,921,000	4,604,867
HealthEquity Inc, 4.5000%, 10/1/29ž	194,000	188,623
Hewlett Packard Enterprise Co, 6.3500%, 10/15/45	249,000	255,441
Imola Merger Corp, 4.7500%, 5/15/29ž	454,000	438,334
Intel Corp, 5.7000%, 2/10/53	267,000	248,481
Marvell Technology Inc, 4.7500%, 7/15/30	3,646,000	3,662,143
Marvell Technology Inc, 5.4500%, 7/15/35	3,617,000	3,642,171
McAfee Corp, 7.3750%, 2/15/30ž	269,000	254,039
Micron Technology Inc, 6.0500%, 11/1/35	245,000	256,408
Minerva Merger Sub Inc, 6.5000%, 2/15/30ž	254,000	250,003
Molex Electronic Technologies LLC, 5.2500%, 4/30/32ž	3,604,000	3,657,044
Open Text Inc, 4.1250%, 2/15/30ž	197,000	186,188
Pitney Bowes Inc, 6.8750%, 3/15/27ž	183,000	184,665
Rocket Software Inc, 6.5000%, 2/15/29ž	13,233,000	12,839,801
Roper Technologies Inc, 4.9000%, 10/15/34	258,000	254,430
Trimble Inc, 6.1000%, 3/15/33	237,000	251,781
Twilio Inc, 3.6250%, 3/15/29	197,000	187,553
VeriSign Inc, 2.7000%, 6/15/31	280,000	250,908
Western Digital Corp, 2.8500%, 2/1/29	7,929,000	7,350,660
		97,809,534
Transportation – 1.2%
American Airlines Inc, 8.5000%, 5/15/29ž	15,625,000	16,383,344
Beacon Mobility Corp, 7.2500%, 8/1/30ž	5,391,000	5,504,381
LATAM Airlines Group SA, 7.6250%, 1/7/31ž	12,263,000	12,308,986
Rand Parent LLC, 8.5000%, 2/15/30ž	20,498,000	20,583,272
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Transportation – (continued)
Seaspan Corp, 5.5000%, 8/1/29ž	$204,000	$193,927
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32ž	9,015,000	9,556,405
		64,530,315
Total Corporate Bonds (cost $1,741,042,100)		1,790,171,793
Convertible Corporate Bonds – 0%
Advertising – 0%
Authentic Brands Group LLC, 5.0000% (5% PIK), 9/1/29Ç,Ø,¢ (cost $9,143)	9,143	9,143
Promissory Notes – 0%
Development – 0%
University of Michigan Student Housing Land Loan, 9.3900%, 11/21/28¢ (cost $588,307)	588,307	588,307
Mortgage-Backed Securities – 20.5%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	8,292,606	6,876,602
3.0000%, TBA, 30 Year Maturity	127,088,381	109,933,229
3.5000%, TBA, 30 Year Maturity	216,140,409	194,600,937
4.0000%, TBA, 30 Year Maturity	66,395,947	61,740,263
4.5000%, TBA, 30 Year Maturity	114,465,836	109,481,078
5.0000%, TBA, 30 Year Maturity	53,678,280	52,614,430
5.5000%, TBA, 30 Year Maturity	254,042,652	254,032,236
6.0000%, TBA, 30 Year Maturity	123,331,000	125,344,995
6.5000%, TBA, 30 Year Maturity	9,400,000	9,703,902
		924,327,672
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	89,676	86,220
995757, 6.0000%, 2/1/37	473	495
AB6280, 3.0000%, 9/1/42	831,997	755,289
MA1327, 3.0000%, 1/1/43	1,022,830	928,527
MA1363, 3.0000%, 2/1/43	423,068	384,062
AB8517, 3.0000%, 2/1/43	27,612	24,949
AR9225, 3.0000%, 3/1/43	1,376,792	1,244,001
MA1384, 3.0000%, 3/1/43	379,400	342,807
MA1447, 3.0000%, 5/1/43	320,617	289,694
AT2957, 3.0000%, 5/1/43	1,611	1,455
AL5942, 5.0000%, 7/1/44	4,122	4,138
AL5887, 4.5000%, 10/1/44	2,679	2,641
AL6542, 4.5000%, 3/1/45	4,343	4,282
AL8438, 3.0000%, 7/1/45	1,642,995	1,484,529
BM3511, 4.5000%, 2/1/46	6,094	6,050
BM5836, 3.0000%, 9/1/46	759,141	689,150
AS8547, 3.0000%, 11/1/46	288,873	255,763
MA2894, 3.0000%, 1/1/47	35,093	31,071
BE3616, 4.0000%, 5/1/47	628,224	597,171
BJ4559, 3.5000%, 1/1/48	2,307	2,128
BJ4566, 4.0000%, 1/1/48	8,854	8,416
BJ4960, 3.5000%, 3/1/48	2,755,039	2,520,231
BK1964, 4.0000%, 3/1/48	2,661	2,529
ZN4240, 4.5000%, 12/1/48	404,216	394,108
BO2983, 3.0000%, 9/1/49	310,196	276,068
FS5362, 4.5000%, 12/1/50	4,027,946	3,909,719
FA2021, 5.0000%, 6/1/55	38,945,767	38,609,382
BF0167, 3.0000%, 2/1/57	4,346,467	3,721,239
BF0189, 3.0000%, 6/1/57	19,020	16,226
		56,592,340
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	772,040	752,319
ZK8962, 3.0000%, 9/1/32	133,017	128,785
ZK9163, 3.0000%, 1/1/33	76,460	73,992
QN0786, 3.0000%, 10/1/34	241,199	231,826
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QN0783, 3.0000%, 10/1/34	$103,585	$99,459
ZS3695, 6.0000%, 4/1/40	9,505	9,972
ZN0627, 3.0000%, 2/1/43	3,101	2,802
ZT1926, 3.0000%, 11/1/43	3,357,985	3,048,388
ZT1145, 4.5000%, 5/1/44	1,961	1,930
ZM1434, 3.5000%, 7/1/46	1,968	1,820
ZT1633, 4.0000%, 3/1/47	4,931	4,697
ZT0534, 3.5000%, 12/1/47	32,753	30,182
ZM5707, 3.5000%, 2/1/48	2,091	1,922
ZM6276, 4.0000%, 4/1/48	1,211	1,150
ZN4528, 4.5000%, 4/1/49	1,057,411	1,026,329
QA1615, 3.5000%, 8/1/49	1,761,570	1,605,169
QA5622, 3.0000%, 12/1/49	419,460	367,927
QA4936, 3.0000%, 12/1/49	229,258	201,092
RJ3069, 5.5000%, 12/1/54	29,253,065	29,375,561
SL1631, 5.0000%, 7/1/55	21,723,589	21,535,957
		58,501,279
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	89,672,959
4.0000%, TBA, 30 Year Maturity	16,054,402	14,922,631
5.0000%, TBA, 30 Year Maturity	7,343,765	7,213,171
		111,808,761
Ginnie Mae I Pool:
784182, 4.5000%, 8/15/46	8,819	8,619
BB4357, 4.0000%, 7/15/47	2,797	2,651
BC7161, 4.0000%, 8/15/47	328	311
BD7109, 4.0000%, 11/15/47	465	441
BD7135, 4.0000%, 12/15/47	1,609	1,525
		13,547
Ginnie Mae II Pool:
MA5021, 4.5000%, 2/20/48	79,304	77,548
BH3673, 4.5000%, 5/20/48	1,566	1,522
BH3672, 4.5000%, 5/20/48	659	640
		79,710
Total Mortgage-Backed Securities (cost $1,140,909,367)		1,151,323,309
Common Stocks – 0.3%
Chemicals – 0.1%
Celanese Corp	72,451	4,008,714
Health Care Providers & Services – 0.1%
Surgery Partners Inc*	288,999	6,424,447
Hotels, Restaurants & Leisure – 0.1%
Churchill Downs Inc	44,931	4,538,031
Total Common Stocks (cost $18,886,625)		14,971,192
Preferred Stocks – 0.1%
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	50,000
Industrial – 0.1%
Project Silver, 3/15/44ž,¢	1,500,000	232,500
START Ireland, 3/15/44ž,‡	1,500,000	892,500
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	1,413,110
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	256,250
		2,794,360
Total Preferred Stocks (cost $11,007,961)		2,844,360
Private Preferred Equity – 0.3%
Real Estate Preferred Equity – 0.3%
Dawson Forest, 13.0000% (6.50% Cash and 6.50% PIK), 4/2/29Ø,¢	4,322,797	4,452,481
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Private Preferred Equity – (continued)
Real Estate Preferred Equity – (continued)
Avondale Hill Holdings LP, 13.0000% (7% Cash and 6% PIK), 12/11/29Ø,¢	4,395,160	$4,395,160
Blackbird Apartments, 13.0000% (6.50% Cash and 6.50% PIK), 2/2/30Ø,¢	7,594,032	7,594,032
Total Private Preferred Equity (cost $16,311,989)		16,441,673
Investment Companies£ – 6.1%
Exchange-Traded Funds (ETFs) – 4.3%
Janus Henderson Emerging Markets Debt Hard Currency	4,662,146	241,262,326
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº	101,226,371	101,246,616
Total Investment Companies (cost $338,493,040)		342,508,942
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	5,868,156	5,868,156
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$1,467,039	1,467,039
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,335,195)		7,335,195
Total Investments (total cost $6,634,069,370) – 119.4%		6,691,619,650
Liabilities, net of Cash, Receivables and Other Assets – (19.4)%		(1,086,265,034)
Net Assets – 100%		$5,605,354,616

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,121,545,013	91.5%
Cayman Islands	76,913,386	1.2
United Kingdom	75,976,260	1.1
Canada	74,937,059	1.1
Jersey	73,056,326	1.1
Luxembourg	56,123,334	0.8
France	36,436,958	0.6
Netherlands	35,361,439	0.5
Israel	27,952,982	0.4
Germany	16,176,908	0.2
Zambia	14,107,764	0.2
Chile	12,308,986	0.2
Ireland	12,259,745	0.2
Macao	12,025,449	0.2
Finland	11,415,809	0.2
Australia	10,808,730	0.2
Peru	8,912,253	0.1
India	6,191,225	0.1
Switzerland	4,349,161	0.1
Italy	2,052,542	0.0
Bermuda	892,500	0.0
Hong Kong	647,117	0.0
Spain	459,465	0.0
Japan	254,128	0.0
Belgium	248,697	0.0
Norway	206,414	0.0
Total	$6,691,619,650	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 6.1%
Exchange-Traded Funds (ETFs) - 4.3%
Janus Henderson Emerging Markets Debt Hard Currency
	$-	$264,692,868	$(25,265,034)	$(2,181,410)	$4,015,902	$241,262,326	4,662,146	$9,821,483
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	148,169,315	2,395,018,764	(2,441,948,326)	6,863	-	101,246,616	101,226,371	7,631,620
Total Investment Companies - 6.1%
	$148,169,315	$2,659,711,632	$(2,467,213,360)	$(2,174,547)	$4,015,902	$342,508,942	105,888,517	$17,453,103
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	13,805,716	176,760,557	(184,698,117)	-	-	5,868,156	5,868,156	151,927 ∆
Total Affiliated Investments - 6.2%
	$161,975,031	$2,836,472,189	$(2,651,911,477)	$(2,174,547)	$4,015,902	$348,377,098	111,756,673	$17,605,030

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/3/25	6,646,908	$(9,129,541)	$(7,273)
British Pound	7/3/25	174,593	(237,091)	2,523
British Pound	7/3/25	(6,821,501)	8,798,062	(563,819)
British Pound	9/19/25	(6,646,907)	9,133,832	7,087
Canadian Dollar	7/3/25	4,627,523	(3,377,699)	20,893
Canadian Dollar	7/3/25	(4,627,524)	3,267,598	(130,995)
Canadian Dollar	9/19/25	20,583	(15,157)	21
Canadian Dollar	9/19/25	(4,586,357)	3,360,606	(21,354)
Euro	7/3/25	200,332,310	(234,019,432)	1,950,387
Euro	7/3/25	(200,332,309)	222,001,329	(13,968,491)
Euro	9/19/25	6,551,682	(7,718,183)	38,972
Euro	9/19/25	(178,637,456)	210,273,643	(1,232,109)
Total				$(13,904,158)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,116	9/30/25	$237,256,500	$3,996,809
2 Year US Treasury Note	3,415	10/3/25	710,400,041	3,018,368
5 Year US Treasury Note	7,713	10/3/25	840,717,000	8,989,365
Total - Futures Long				16,004,542
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Short:
Ultra 10 Year Treasury Note	3,887	9/30/25	$(444,150,484)	$(8,622,084)
Ultra Long Term US Treasury Bond	892	9/30/25	(106,259,500)	(2,889,197)
US Treasury Long Bond	30	9/30/25	(3,464,063)	(112,135)
Total - Futures Short				(11,623,416)
Total				$4,381,126

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
USD SOFR + 0.4%	Janus Henderson AAA CLO ETF	Quarterly	7/24/25	$152,979,784	USD	$(484,111)
USD SOFR + 0.25%	Janus Henderson AAA CLO ETF	Quarterly	7/24/25	$39,293,404	USD	(113,213)
Total						$(597,324)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$-	$2,019,883	$-	$2,019,883
*Futures contracts	-	-	16,004,542	$16,004,542
Total Asset Derivatives	$-	$2,019,883	$16,004,542	$18,024,425
Liability Derivatives:
Forward foreign currency exchange contracts	$-	$15,924,041	$-	$15,924,041
Swaps - OTC, at value	597,324	-	-	$597,324
*Futures contracts	-	-	11,623,416	$11,623,416
Total Liability Derivatives	$597,324	$15,924,041	$11,623,416	$28,144,781

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$2,907,589	$2,907,589
Forward foreign currency exchange contracts	-	(1,048,425)	-	$(1,048,425)
Swap contracts	(390,310)	-	-	$(390,310)
Total	$(390,310)	$(1,048,425)	$2,907,589	$1,468,854

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$(4,561,835)	$(4,561,835)
Forward foreign currency exchange contracts	-	(16,882,358)	-	$(16,882,358)
Swap contracts	(597,324)	-	-	$(597,324)
Total	$(597,324)	$(16,882,358)	$(4,561,835)	$(22,041,517)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2025
Credit default swaps:
Average notional amount - buy protection	$29,192,308
Average notional amount - sell protection	11,615,385
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	36,244,812
Average amounts sold - in USD	234,382,540
Futures contracts:
Average notional amount of contracts - long	1,817,222,284
Average notional amount of contracts - short	312,077,046
Total return swaps:
Average notional amount	86,140,019

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$2,019,883	$(2,019,883)	$—	$—
JPMorgan Chase Bank, National Association	7,133,710	—	(7,133,710)	—
Total	$9,153,593	$(2,019,883)	$(7,133,710)	$—
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
26 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Schedule of Investments
June 30, 2025

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$15,924,041	$(2,019,883)	$—	$13,904,158
JPMorgan Chase Bank, National Association	597,324	—	—	597,324
Total	$16,521,365	$(2,019,883)	$—	$14,501,482

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information

ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$3,956,761,961, which represents 70.6% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended June 30, 2025 is $33,142,965, which represents 0.6% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)
28 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Schedule of Investments and Other Information

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$7,998,795	$7,944,905	0.1%
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38	9/24/24	2,999,204	2,973,855	0.1
Total		$10,997,999	$10,918,760	0.2%
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,829,356,373	$15,871,342
Bank Loans and Mezzanine Loans	-	520,198,021	-
Corporate Bonds	-	1,790,171,793	-
Convertible Corporate Bonds	-	-	9,143
Promissory Notes	-	-	588,307
Mortgage-Backed Securities	-	1,151,323,309	-
Common Stocks	14,971,192	-	-
Preferred Stocks	-	2,611,860	232,500
Private Preferred Equity	-	-	16,441,673
Investment Companies	241,262,326	101,246,616	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,335,195	-
Total Investments in Securities	$256,233,518	$6,402,243,167	$33,142,965
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,019,883	-
Futures Contracts	16,004,542	-	-
Total Assets	$272,238,060	$6,404,263,050	$33,142,965
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$15,924,041	$-
Futures Contracts	11,623,416	-	-
OTC Swaps	-	597,324	-
Total Liabilities	$11,623,416	$16,521,365	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 29

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $6,289,708,174)(1)	$6,343,242,552
Affiliated investments, at value (cost $344,361,196)	348,377,098
Deposits with brokers for futures	7,316,071
Forward foreign currency exchange contracts	2,019,883
Variation margin receivable on futures contracts	1,880,609
Trustees' deferred compensation	159,188
Receivables:
Investments sold	75,227,088
Interest	49,547,215
Fund shares sold	14,378,939
Dividends and interest on swap contracts	362,417
Dividends from affiliates	242,938
Dividends	84,974
Other assets	410,512
Total Assets	6,843,249,484
Liabilities:
Due to custodian	5,480,766
Foreign cash due to custodian	7,302,148
Collateral for securities loaned (Note 3)	7,335,195
Forward foreign currency exchange contracts	15,924,041
OTC swap contracts, at value (premium paid/received $0)	597,324
Variation margin payable on futures contracts	3,111,391
Payables:
TBA investments purchased	1,023,897,045
Investments purchased	158,989,232
Fund shares repurchased	10,259,956
Advisory fees	2,173,778
Dividends	1,362,256
Transfer agent fees and expenses	724,624
Trustees' deferred compensation fees	159,188
Professional fees	102,929
12b-1 Distribution and shareholder servicing fees	102,351
Trustees' fees and expenses	25,495
Affiliated fund administration fees payable	11,248
Custodian fees	3,974
Accrued expenses and other payables	331,927
Total Liabilities	1,237,894,868
Commitments and contingent liabilities (Note 4)
Net Assets	$5,605,354,616
See footnotes at the end of the Statement.
See Notes to Financial Statements.
30 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,998,898,847
Total distributable earnings (loss)	(393,544,231)
Total Net Assets	$5,605,354,616
Net Assets - Class A Shares	$101,729,591
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,685,977
Net Asset Value Per Share(2)	$8.71
Maximum Offering Price Per Share(3)	$9.14
Net Assets - Class C Shares	$100,312,133
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,520,787
Net Asset Value Per Share(2)	$8.71
Net Assets - Class D Shares	$119,895,943
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,770,114
Net Asset Value Per Share	$8.71
Net Assets - Class I Shares	$5,075,045,655
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	582,990,386
Net Asset Value Per Share	$8.71
Net Assets - Class N Shares	$125,067,432
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,364,605
Net Asset Value Per Share	$8.71
Net Assets - Class S Shares	$6,115,030
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	702,701
Net Asset Value Per Share	$8.70
Net Assets - Class T Shares	$77,188,832
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,869,848
Net Asset Value Per Share	$8.70

(1)	Includes $7,133,710 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/95.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Multi-Sector Income Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$342,756,859
Dividends from affiliates	17,453,103
Dividends	1,443,285
Affiliated securities lending income, net	151,927
Unaffiliated securities lending income, net	41,119
Other income	793,403
Foreign tax withheld	(2,152)
Total Investment Income	362,637,544
Expenses:
Advisory fees	26,426,152
12b-1 Distribution and shareholder servicing fees:
Class A Shares	181,197
Class C Shares	859,055
Class S Shares	11,048
Transfer agent administrative fees and expenses:
Class D Shares	120,551
Class S Shares	11,049
Class T Shares	210,733
Transfer agent networking and omnibus fees:
Class A Shares	41,904
Class C Shares	61,079
Class I Shares	4,537,922
Other transfer agent fees and expenses:
Class A Shares	3,713
Class C Shares	3,844
Class D Shares	15,156
Class I Shares	145,886
Class N Shares	5,146
Class S Shares	70
Class T Shares	926
Registration fees	271,030
Shareholder reports expense	262,401
Custodian fees	197,477
Professional fees	164,244
Affiliated fund administration fees	153,886
Trustees' fees and expenses	101,673
Other expenses	800,404
Total Expenses	34,586,546
Less: Excess Expense Reimbursement and Waivers	(841,783)
Net Expenses	33,744,763
Net Investment Income/(Loss)	328,892,781
See Notes to Financial Statements.
32 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Statement of Operations
For the year ended June 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$13,364,250
Investments in affiliates	(2,174,547)
Forward foreign currency exchange contracts	(1,048,425)
Futures contracts	2,907,589
Swap contracts	(390,310)
Total Net Realized Gain/(Loss) on Investments	12,658,557
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	109,354,579
Investments in affiliates	4,015,902
Forward foreign currency exchange contracts	(16,882,358)
Futures contracts	(4,561,835)
Swap contracts	(597,324)
Total Change in Unrealized Net Appreciation/Depreciation	91,328,964
Net Increase/(Decrease) in Net Assets Resulting from Operations	$432,880,302
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Multi-Sector Income Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$328,892,781	$241,248,758
Net realized gain/(loss) on investments	12,658,557	(123,881,071)
Change in unrealized net appreciation/depreciation	91,328,964	165,056,662
Net Increase/(Decrease) in Net Assets Resulting from Operations	432,880,302	282,424,349
Dividends and Distributions to Shareholders:
Class A Shares	(4,757,680)	(2,788,599)
Class C Shares	(5,111,957)	(3,572,548)
Class D Shares	(7,401,326)	(6,186,408)
Class I Shares	(309,153,131)	(217,673,174)
Class N Shares	(6,756,910)	(5,932,537)
Class S Shares	(279,267)	(179,184)
Class T Shares	(5,612,551)	(5,752,310)
Net Decrease from Dividends and Distributions to Shareholders	(339,072,822)	(242,084,760)
Capital Share Transactions:
Class A Shares	50,587,374	15,037,062
Class C Shares	31,353,495	11,436,659
Class D Shares	21,727,170	9,302,378
Class I Shares	1,239,342,445	1,164,053,770
Class N Shares	43,223,357	4,936,786
Class S Shares	2,496,009	1,459,152
Class T Shares	(5,087,577)	(14,811,537)
Net Increase/(Decrease) from Capital Share Transactions	1,383,642,273	1,191,414,270
Net Increase/(Decrease) in Net Assets	1,477,449,753	1,231,753,859
Net Assets:
Beginning of period	4,127,904,863	2,896,151,004
End of period	$5,605,354,616	$4,127,904,863
See Notes to Financial Statements.
34 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.73	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.55	0.57	0.48	0.33	0.39
Net realized and unrealized gain/(loss)	0.20	0.09	(0.27)	(1.33)	0.67
Total from Investment Operations	0.75	0.66	0.21	(1.00)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.57)	(0.57)	(0.49)	(0.36)	(0.41)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.57)	(0.57)	(0.50)	(0.39)	(0.41)
Net Asset Value, End of Period	$8.71	$8.53	$8.44	$8.73	$10.12
Total Return*	9.02%	8.15%	2.50%	(10.18)%	11.38% (3)
Net Assets, End of Period (in thousands)	$101,730	$49,637	$34,132	$49,566	$67,032
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.88%	0.91%	0.93%	0.90%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.91%	0.93%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	6.38%	6.78%	5.64%	3.43%	3.91%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.33%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 35

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.74	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.49	0.51	0.43	0.26	0.32
Net realized and unrealized gain/(loss)	0.19	0.09	(0.29)	(1.33)	0.67
Total from Investment Operations	0.68	0.60	0.14	(1.07)	0.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.51)	(0.43)	(0.28)	(0.34)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.50)	(0.51)	(0.44)	(0.31)	(0.34)
Net Asset Value, End of Period	$8.71	$8.53	$8.44	$8.74	$10.12
Total Return*	8.22%	7.35%	1.65%	(10.75)%	10.58% (3)
Net Assets, End of Period (in thousands)	$100,312	$67,407	$55,343	$62,504	$71,133
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.63%	1.66%	1.64%	1.66%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.61%	1.66%	1.64%	1.66%	1.64%
Ratio of Net Investment Income/(Loss)	5.64%	6.03%	4.99%	2.70%	3.19%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 10.53%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
36 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.74	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.56	0.59	0.50	0.35	0.40
Net realized and unrealized gain/(loss)	0.20	0.09	(0.29)	(1.33)	0.68
Total from Investment Operations	0.76	0.68	0.21	(0.98)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.58)	(0.59)	(0.50)	(0.37)	(0.43)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.58)	(0.59)	(0.51)	(0.40)	(0.43)
Net Asset Value, End of Period	$8.71	$8.53	$8.44	$8.74	$10.12
Total Return*	9.22%	8.34%	2.55%	(9.93)%	11.57% (3)
Net Assets, End of Period (in thousands)	$119,896	$96,046	$85,806	$91,299	$108,418
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.70%	0.74%	0.76%	0.73%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.74%	0.76%	0.73%	0.74%
Ratio of Net Investment Income/(Loss)	6.56%	6.96%	5.88%	3.61%	4.07%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.52%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 37

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.73	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.57	0.59	0.51	0.36	0.41
Net realized and unrealized gain/(loss)	0.20	0.09	(0.29)	(1.34)	0.67
Total from Investment Operations	0.77	0.68	0.22	(0.98)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.59)	(0.59)	(0.50)	(0.38)	(0.43)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.59)	(0.59)	(0.51)	(0.41)	(0.43)
Net Asset Value, End of Period	$8.71	$8.53	$8.44	$8.73	$10.12
Total Return*	9.26%	8.39%	2.72%	(9.99)%	11.63% (3)
Net Assets, End of Period (in thousands)	$5,075,046	$3,750,736	$2,550,145	$2,522,907	$2,570,289
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.70%	0.72%	0.69%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.70%	0.72%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	6.60%	7.01%	5.95%	3.68%	4.13%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.58%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
38 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.53	$8.44	$8.74	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.57	0.60	0.51	0.37	0.42
Net realized and unrealized gain/(loss)	0.20	0.09	(0.29)	(1.33)	0.67
Total from Investment Operations	0.77	0.69	0.22	(0.96)	1.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.59)	(0.60)	(0.51)	(0.39)	(0.44)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.59)	(0.60)	(0.52)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.71	$8.53	$8.44	$8.74	$10.12
Total Return*	9.36%	8.49%	2.70%	(9.80)%	11.73% (3)
Net Assets, End of Period (in thousands)	$125,067	$79,743	$73,779	$68,120	$121,983
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.58%	0.60%	0.62%	0.59%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.60%	0.62%	0.59%	0.60%
Ratio of Net Investment Income/(Loss)	6.69%	7.09%	6.06%	3.73%	4.21%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.68%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 39

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.52	$8.43	$8.73	$10.11	$9.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.53	0.55	0.48	0.32	0.39
Net realized and unrealized gain/(loss)	0.20	0.10	(0.30)	(1.34)	0.67
Total from Investment Operations	0.73	0.65	0.18	(1.02)	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.55)	(0.56)	(0.47)	(0.33)	(0.41)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.55)	(0.56)	(0.48)	(0.36)	(0.41)
Net Asset Value, End of Period	$8.70	$8.52	$8.43	$8.73	$10.11
Total Return*	8.76%	7.92%	2.16%	(10.30)%	11.32% (3)
Net Assets, End of Period (in thousands)	$6,115	$3,517	$2,030	$1,202	$745
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.14%	1.20%	1.34%	1.45%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.14%	1.15%	1.15%	0.98%
Ratio of Net Investment Income/(Loss)	6.12%	6.57%	5.66%	3.33%	3.88%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.27%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
40 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.52	$8.43	$8.73	$10.12	$9.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.56	0.58	0.49	0.34	0.40
Net realized and unrealized gain/(loss)	0.19	0.09	(0.29)	(1.34)	0.67
Total from Investment Operations	0.75	0.67	0.20	(1.00)	1.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.57)	(0.58)	(0.49)	(0.36)	(0.42)
Distributions (from capital gains)	—	—	—	(0.03)	—
Return of capital	—	—	(0.01)	— (2)	—
Total Dividends and Distributions	(0.57)	(0.58)	(0.50)	(0.39)	(0.42)
Net Asset Value, End of Period	$8.70	$8.52	$8.43	$8.73	$10.12
Total Return*	9.10%	8.23%	2.45%	(10.12)%	11.47% (3)
Net Assets, End of Period (in thousands)	$77,189	$80,820	$94,916	$159,043	$229,774
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82%	0.84%	0.86%	0.84%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.83%	0.85%	0.83%	0.83%
Ratio of Net Investment Income/(Loss)	6.45%	6.86%	5.65%	3.50%	4.01%
Portfolio Turnover Rate(4)	71%	58%	62%	75%	119%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)
0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund. Excluding these items, total return would have been 11.42%.

(4)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 41

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
42 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 43

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30,
2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
44 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
Janus Investment Fund | 45

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
46 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Janus Investment Fund | 47

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable
48 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at June 30, 2025.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
Janus Investment Fund | 49

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds
The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 50% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The
50 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt
Janus Investment Fund | 51

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
52 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
Janus Investment Fund | 53

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $7,133,710. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $7,335,195, resulting in the net amount due from the counterparty of $201,485.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30,
2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
54 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Effective October 28, 2024, the contractual investment advisory fee for the Fund changed as follows:
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $2 Billion	0.52
Over $3 Billion	0.50
Prior to October 28, 2024, the contractual investment advisory fee rate was:
Average Daily Net Assets of theFund	Contractual Investment Advisory Fee (%)
First $200 Million	0.60
Next $500 Million	0.57
Over $700 Million	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.53% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.64% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of each Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the year ended June 30, 2025, the Adviser waived $835,582 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson
Emerging Markets Debt Hard Currency ETF.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Janus Investment Fund | 55

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $30,808.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $602 to Janus Henderson
Distributors.
56 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $12,785.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$(454,626,746)	$-	$190,747	$60,891,768
Janus Investment Fund | 57

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(219,882,655)	$(234,744,091)	$(454,626,746)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,630,727,882	$125,258,633	$(64,366,865)	$60,891,768
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(10,120,356)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$339,072,822	$-	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$242,084,760	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
58 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	8,009,704	$69,068,554	3,924,351	$33,219,456
Reinvested dividends and distributions	516,258	4,459,878	314,241	2,656,265
Shares repurchased	(2,662,236)	(22,941,058)	(2,462,827)	(20,838,659)
Net Increase/(Decrease)	5,863,726	$50,587,374	1,775,765	$15,037,062
Class C Shares:
Shares sold	5,326,709	$46,087,552	2,560,117	$21,696,851
Reinvested dividends and distributions	575,858	4,977,868	413,481	3,494,441
Shares repurchased	(2,286,155)	(19,711,925)	(1,628,209)	(13,754,633)
Net Increase/(Decrease)	3,616,412	$31,353,495	1,345,389	$11,436,659
Class D Shares:
Shares sold	5,806,239	$50,056,865	2,935,427	$24,845,400
Reinvested dividends and distributions	785,533	6,791,169	666,505	5,631,771
Shares repurchased	(4,083,893)	(35,120,864)	(2,508,682)	(21,174,793)
Net Increase/(Decrease)	2,507,879	$21,727,170	1,093,250	$9,302,378
Class I Shares:
Shares sold	261,084,662	$2,252,436,673	233,783,402	$1,973,981,632
Reinvested dividends and distributions	34,524,894	298,327,059	25,106,019	212,203,583
Shares repurchased	(152,551,865)	(1,311,421,287)	(121,256,355)	(1,022,131,445)
Net Increase/(Decrease)	143,057,691	$1,239,342,445	137,633,066	$1,164,053,770
Class N Shares:
Shares sold	8,372,580	$72,102,826	4,808,393	$40,615,062
Reinvested dividends and distributions	764,594	6,608,395	644,599	5,448,190
Shares repurchased	(4,123,102)	(35,487,864)	(4,846,093)	(41,126,466)
Net Increase/(Decrease)	5,014,072	$43,223,357	606,899	$4,936,786
Class S Shares:
Shares sold	397,530	$3,423,074	238,527	$2,019,110
Reinvested dividends and distributions	32,275	278,807	21,128	178,495
Shares repurchased	(139,752)	(1,205,872)	(87,689)	(738,453)
Net Increase/(Decrease)	290,053	$2,496,009	171,966	$1,459,152
Class T Shares:
Shares sold	2,858,302	$24,696,002	1,853,887	$15,731,692
Reinvested dividends and distributions	643,600	5,560,209	678,038	5,725,634
Shares repurchased	(4,112,583)	(35,343,788)	(4,305,662)	(36,268,863)
Net Increase/(Decrease)	(610,681)	$(5,087,577)	(1,773,737)	$(14,811,537)
7. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,851,704,573	$3,460,705,599	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
Janus Investment Fund | 59

Janus Henderson Multi-Sector Income Fund
Notes to Financial Statements
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
60 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Multi-Sector Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Multi-Sector Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 61

Janus Henderson Multi-Sector Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	91%
62 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 63

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
64 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 65

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
66 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 67

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
68 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 69

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
70 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 71

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
72 | June 30, 2025

Janus Henderson Multi-Sector Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 73

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93028 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Short Duration Flexible Bond Fund
Janus Investment Fund

Janus Henderson Short Duration Flexible Bond Fund

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 42.8%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.4920%, 9/15/34ž,‡	$2,890,000	$2,862,935
A&D Mortgage Trust 2024-NQM4 A1, 5.4640%, 8/25/69ž	1,461,897	1,457,578
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	612,145	613,078
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29ž	692,000	695,194
Affirm Asset Securitization Trust 2024-X1 A, 6.2700%, 5/15/29ž	122,850	122,954
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 6.0426%, 6/15/40ž,‡	1,658,000	1,664,084
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 6.1425%, 6/15/40ž,‡	568,000	566,970
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32ž	1,364,900	1,385,827
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32ž	1,707,609	1,719,912
Alterna Funding LLC 2024-1A A, 6.2600%, 5/16/39ž	1,649,079	1,664,655
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	55,541	54,635
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	55,314	54,030
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	294,124	291,454
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,683,045	1,670,431
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,158,079	1,141,513
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	1,253,613	1,257,150
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	284,949	262,000
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5552%, 10/24/36ž,‡	814,000	815,875
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	161,754	161,455
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.4895%, 1/22/35ž,‡	1,777,880	1,782,394
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	1,643,980	1,514,496
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	1,585,010	1,460,749
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,236,273	1,049,117
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6461%, 7/15/37ž,‡	1,119,000	1,122,425
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/42ž,‡	1,747,000	1,740,214
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30ž	880,449	888,667
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,788,000	1,890,494
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,923,885	1,951,151
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	737,000	715,630
BX Commercial Mortgage Trust 2021-21M A, CME Term SOFR 1 Month + 0.8445%, 5.1565%, 10/15/36ž,‡	746,174	745,810
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	1,598,000	1,595,208
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	1,436,901	1,435,253
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 6.8262%, 9/15/36ž,‡	3,134,159	3,119,486
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0610%, 4/15/39ž,‡	1,350,069	1,348,297
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2518%, 11/15/28ž,‡	1,523,750	1,523,747
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0008%, 11/15/28ž,‡	1,142,633	1,142,612
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	1,799,422	1,801,484
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 8/15/39ž,‡	2,482,130	2,487,932
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9017%, 8/15/39ž,‡	765,898	767,152
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1933%, 10/15/41ž,‡	$803,659	$808,727
BX Commercial Mortgage Trust 2024-CNYN A, CME Term SOFR 1 Month + 1.4419%, 5.7536%, 4/15/41ž,‡	1,862,282	1,865,328
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6046%, 12/15/39ž,‡	1,069,538	1,070,470
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9541%, 12/15/39ž,‡	493,238	493,656
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8032%, 7/15/29ž,‡	1,797,039	1,796,668
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4787%, 2/15/35ž,‡	1,663,000	1,656,631
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.9419%, 7/15/42ž,‡	713,000	713,777
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 6.1919%, 7/15/42ž,‡	1,950,000	1,952,558
BX Commercial Mortgage Trust 2025-LUNR A, CME Term SOFR 1 Month + 1.5000%, 5.8118%, 6/15/40ž,‡	1,865,000	1,866,409
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4556%, 3/15/30ž,‡	2,130,000	2,116,721
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7052%, 3/15/30ž,‡	466,000	462,531
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.7551%, 4/15/40ž,‡	880,000	879,172
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 5.0765%, 8/15/36ž,‡	430,000	411,835
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8398%, 10/19/37ž,‡	2,189,000	2,192,337
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9535%, 8/15/41ž,‡	1,151,000	1,149,480
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6026%, 8/15/41ž,‡	846,629	857,874
CBAM CLO Management 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.0311%, 1/22/35ž,‡	4,325,000	4,337,433
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	1,845,000	1,846,662
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	2,170,457	2,092,201
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	796,368	748,118
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	10,157,724	10,188,918
Chase Mortgage Finance Corp 2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.6837%, 10/25/57ž,‡	2,379,766	2,454,640
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1410%, 1/23/35ž,‡	1,432,000	1,435,738
COLEM Mortgage Trust 2022-HLNE A, 2.5430%, 4/12/42ž,‡	4,914,000	4,507,154
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1528%, 6/15/41ž,‡	2,536,542	2,526,159
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	2,766,000	2,805,444
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,414,000	1,432,860
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 11/25/41ž,‡	4,369,875	4,399,890
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 12/25/41ž,‡	951,000	956,123
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4552%, 12/25/41ž,‡	1,759,000	1,806,585
Connecticut Avenue Securities Trust 2022-R01 1M2, US 30 Day Average SOFR + 1.9000%, 6.2052%, 12/25/41ž,‡	1,997,000	2,015,710
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2052%, 4/25/42ž,‡	689,149	692,089
Connecticut Avenue Securities Trust 2022-R07 1M1, US 30 Day Average SOFR + 2.9500%, 7.2562%, 6/25/42ž,‡	1,638,892	1,679,864
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R01 1M1, US 30 Day Average SOFR + 2.4000%, 6.7062%, 12/25/42ž,‡	$620,016	$635,298
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/27/43ž,‡	648,657	652,513
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2562%, 9/25/43ž,‡	289,808	292,121
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/26/43ž,‡	551,555	553,293
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/44ž,‡	504,632	504,397
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 3/25/44ž,‡	312,549	312,611
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4052%, 5/25/44ž,‡	400,809	400,753
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 7/25/44ž,‡	242,963	242,793
Connecticut Avenue Securities Trust 2024-R06 1M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 9/26/44ž,‡	595,537	595,446
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4062%, 1/25/45ž,‡	278,032	278,183
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 2/27/45ž,‡	548,843	549,377
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.9052%, 3/27/45ž,‡	1,627,758	1,635,708
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	1,385,124	1,387,622
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,‡	990,000	994,945
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	339,415	342,654
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	1,690,000	1,273,810
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	201,885	202,473
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 10/15/36ž,‡	1,121,000	1,122,681
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	301,372	300,847
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	356,391	360,911
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	708,449	698,201
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	838,000	816,132
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	3,607,000	3,446,153
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	4,752,510	4,651,852
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	279,850	258,599
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,459,617	1,516,753
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	2,114,000	2,011,206
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33ž	262,657	260,612
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.5930%, 10/15/43ž,‡	3,929,000	3,693,260
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	747,239	753,792
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	1,594,000	1,594,000
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	513,036	515,219
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	22,422	22,387
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 7.2765%, 7/15/38ž,‡	2,905,124	2,912,377
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	675,516	686,994
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	548,092	558,080
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	389,438	393,374
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	769,640	764,510
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	866,635	870,574
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	945,478	972,178
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	593,000	592,992
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	682,695	653,739
First Help Financial LLC 2024-2A A2, 5.8900%, 6/15/30ž	720,465	726,942
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Foundation Finance Trust 2024-2A A, 4.6000%, 3/15/50ž	$693,336	$690,185
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	1,114,000	1,113,773
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/25/41ž,‡	1,101,431	1,104,650
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4052%, 9/25/41ž,‡	361,621	364,524
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4052%, 3/25/42ž,‡	265,519	267,087
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6052%, 8/25/42ž,‡	487,162	496,156
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4062%, 4/27/43ž,‡	1,075,063	1,092,168
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 6/25/43ž,‡	777,026	781,823
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1552%, 11/25/43ž,‡	546,387	550,834
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/44ž,‡	774,400	775,410
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 10/25/44ž,‡	285,687	285,600
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 3/25/44ž,‡	2,357,000	2,379,541
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 8/25/44ž,‡	1,279,933	1,280,531
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/45ž,‡	561,018	561,312
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	360,636	361,307
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4552%, 2/27/45ž,‡	1,272,314	1,272,028
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	2,093,765	1,779,730
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.5955%, 1/20/39ž,‡	1,761,000	1,763,641
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	558,000	559,036
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 5/15/41ž,‡	2,209,000	2,215,200
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9646%, 11/25/41ž,‡	2,467,000	2,467,667
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39ž	775,398	756,228
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	797,000	798,978
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,792,000	1,802,459
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,377,000	1,378,960
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	412,000	401,995
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	140,815	139,823
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	100,000	99,102
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	679,794	680,300
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6118%, 3/15/42ž,‡	1,485,000	1,481,288
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	238,246	238,281
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9029%, 6/15/39ž,‡	1,424,004	1,424,561
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	451,035	449,163
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,087,192	1,101,407
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29ž	1,184,251	1,196,028
Lendbuzz Securitization Trust 2024-3A A2, 4.9700%, 10/15/29ž	791,082	790,927
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	427,000	429,112
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	836,000	841,422
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,454,356	1,468,635
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	586,465	593,211
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	$1,729,143	$1,736,240
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5265%, 3/15/38ž,‡	215,202	213,986
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6070%, 5/15/39ž,‡	2,823,000	2,733,218
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1057%, 5/15/39ž,‡	1,059,000	978,510
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.8605%, 10/16/37ž,‡	823,000	824,520
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6295%, 7/20/37ž,‡	2,526,000	2,533,866
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	1,357,000	1,357,000
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	341,593	342,269
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	1,526,446	1,411,716
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	814,517	692,782
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	583,783	571,094
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2274%, 4/15/38ž,‡	392,755	392,746
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7774%, 4/15/38ž,‡	1,437,654	1,437,803
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	1,617,259	1,617,259
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	1,070,373	1,066,238
New Residential Mortgage Loan Trust 2024-RTL1 A1, 6.6640%, 3/25/39ž,Ç	2,019,946	2,038,000
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	646,000	645,641
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9531%, 3/15/41ž,‡	2,673,000	2,674,701
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	182,127	180,221
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	337,713	327,638
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	854,121	860,909
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	1,700,000	1,703,230
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 10/19/37ž,‡	1,175,000	1,176,833
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	983,485	963,701
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	335,000	332,693
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28ž	1,784,000	1,798,338
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8395%, 7/20/37ž,‡	634,793	635,770
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5298%, 10/17/36ž,‡	1,777,880	1,780,986
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 7/15/37ž,‡	300,000	300,478
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	524,614	445,194
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	1,388,471	1,172,324
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64ž,Ç	332,606	334,142
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	856,917	827,648
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	968,887	936,233
PRP Advisors LLC 2024-2 A1, 7.0260%, 3/25/29ž,Ç	978,759	979,315
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	573,578	557,937
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,413,766	2,302,219
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	1,236,031	1,154,744
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	3,340,000	3,376,961
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	4,177,000	4,224,436
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31ž	170,128	170,732
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	311,461	320,668
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	971,481	996,198
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	$570,141	$577,576
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	687,358	690,745
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	2,106,427	2,118,314
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,160,968	1,180,198
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,303,500	1,320,238
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33ž	1,320,629	1,341,231
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32ž	1,872,411	1,886,920
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/35ž,‡	1,988,000	1,974,850
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8540%, 11/15/34ž,‡	1,874,000	1,872,801
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37ž	341,459	335,578
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6495%, 7/21/37ž,‡	1,771,000	1,776,867
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3120%, 1/15/39ž,‡	2,805,000	2,793,808
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46ž	945,885	892,082
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1570%, 11/15/38ž,‡	2,714,491	2,712,817
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	383,175	348,735
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6049%, 4/15/42ž,‡	551,000	549,972
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6395%, 10/21/37ž,‡	1,821,000	1,828,292
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	1,278,485	1,393,974
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	1,084,208	1,096,220
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	552,171	556,131
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29ž	137,328	137,614
THL Credit Wind River CLO Ltd 2014-1A ARR, CME Term SOFR 3 Month + 1.3116%, 5.5811%, 7/18/31ž,‡	186,827	186,820
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	520,000	521,395
Tricolor Auto Securitization Trust 2024-1A A, 6.6100%, 10/15/27ž	183,723	184,284
Tricolor Auto Securitization Trust 2024-2A A, 6.3600%, 12/15/27ž	307,486	308,384
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 5.2765%, 3/15/38ž,‡	1,292,764	1,292,349
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	758,943	802,994
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.7991%, 12/10/33ž,‡	1,530,716	1,531,136
US Bank National Association 2023-1 B, 6.7890%, 8/25/32ž	679,653	686,760
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26ž	962,252	825,957
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	2,652,000	2,632,235
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3265%, 7/15/39ž,‡	1,260,000	1,222,653
Verus Securitization Trust 2020-1, 3.6420%, 1/25/60ž,Ç	1,308,205	1,277,692
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8195%, 7/20/37ž,‡	708,713	709,708
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3025%, 8/15/41ž,‡	2,579,934	2,568,791
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	2,050,000	2,057,932
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	498,868	455,485
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	154,286	152,998
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27ž	329,295	329,686
Westlake Automobile Receivable Trust 2025-P1 A3, 4.5800%, 6/15/29ž	2,248,000	2,262,298
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	1,057,241	971,817
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	419,283	420,877
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	659,325	669,017
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	758,432	761,513
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,096,989	2,110,274
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	827,700	838,494
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,320,549	1,327,328
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,067,077	1,064,891
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	$1,650,272	$1,643,536
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	994,978	995,821
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	846,841	848,319
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	382,109	383,984
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	1,092,508	1,096,197
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	505,666	508,344
Woodward Capital Management 2025-CES4 A1A, 5.8110%, 5/25/55ž,Ç	954,094	961,671
Woodward Capital Management 2025-CES5 A1A, 5.6870%, 5/25/55‡	639,306	644,543
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	462,000	464,320
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $310,034,376)		309,238,858
Bank Loans and Mezzanine Loans – 3.2%
Basic Industry – 0.4%
Novelis Holdings Inc, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 3/11/32‡	2,531,655	2,541,173
Capital Goods – 0.5%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.5000%, 6.8268%, 8/4/31‡	3,344,387	3,345,066
Consumer Cyclical – 0.8%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	2,145,309	2,145,845
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	1,072,657	1,072,925
Life Time Inc, CME Term SOFR 3 Month + 2.5000%, 6.7847%, 11/5/31‡	2,768,580	2,782,845
		6,001,615
Consumer Non-Cyclical – 0.4%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 7/26/31‡	1,253,708	1,259,992
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 10/23/28‡	1,749,777	1,755,045
		3,015,037
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 9/30/31‡	1,050,065	1,050,520
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 3 Month + 2.2500%, 6.5195%, 4/21/32‡	770,000	769,038
Transportation – 0.9%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0456%, 4/10/31‡	4,751,066	4,734,740
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 6.9797%, 4/9/32‡	1,453,000	1,456,996
		6,191,736
Total Bank Loans and Mezzanine Loans (cost $22,875,155)		22,914,185
Corporate Bonds – 24.8%
Banking – 6.6%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,297,384
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,966,973
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	2,356,000	2,414,781
BNP Paribas SA, USD ICE SWAP 11AM NY 5 Year + 5.1500%, 7.3750%ž,‡,μ	5,148,000	5,147,127
Discover Financial Services, 4.1000%, 2/9/27	5,394,000	5,360,982
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,322,946
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	2,559,000	2,618,900
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,571,845
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	1,562,000	1,601,798
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,955,593
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,236,881
Morgan Stanley Bank NA, SOFR + 0.9060%, 5.0160%, 1/12/29‡,#	2,610,000	2,650,578
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	1,124,000	1,153,523
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,156,659
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	3,057,965
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,563,000	3,626,969
Wells Fargo & Co, SOFR + 0.7800%, 4.9000%, 1/24/28‡	3,421,000	3,445,771
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	3,072,763
		47,659,438
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – 0.5%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	$2,526,000	$2,495,640
Novelis Corp, 3.2500%, 11/15/26ž	1,106,000	1,088,277
		3,583,917
Brokerage – 1.5%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	812,000	821,648
LPL Holdings Inc, 5.7000%, 5/20/27	4,883,000	4,974,453
LPL Holdings Inc, 4.9000%, 4/3/28#	3,579,000	3,606,194
LPL Holdings Inc, 5.1500%, 6/15/30	1,552,000	1,571,243
		10,973,538
Capital Goods – 2.2%
Amcor Flexibles North America Inc, 4.8000%, 3/17/28ž	4,144,000	4,172,298
Berry Global Inc, 5.8000%, 6/15/31	5,049,000	5,305,553
Boeing Co/The, 2.1960%, 2/4/26	3,735,000	3,676,705
JH North America Holdings Inc, 5.8750%, 1/31/31ž	1,050,000	1,059,169
Regal Rexnord Corp, 6.0500%, 2/15/26	1,890,000	1,900,926
		16,114,651
Consumer Cyclical – 1.0%
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	2,355,604	2,477,212
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,538,375
Stellantis Finance US Inc, 5.3500%, 3/17/28ž	398,000	401,314
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	728,000	734,512
		7,151,413
Consumer Non-Cyclical – 3.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	1,938,000	1,984,180
CVS Health Corp, 4.3000%, 3/25/28	3,663,000	3,647,970
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	2,346,000	2,477,120
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,963,664
Mattel Inc, 3.7500%, 4/1/29ž	3,395,000	3,253,017
Solventum Corp, 5.4500%, 2/25/27	1,387,000	1,409,627
Solventum Corp, 5.4000%, 3/1/29	2,684,000	2,763,891
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	1,864,000	1,827,794
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	2,609,000	2,655,792
		22,983,055
Electric – 0.5%
PSEG Power LLC, 5.2000%, 5/15/30ž	1,542,000	1,573,525
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,128,232
		3,701,757
Energy – 2.8%
Civitas Resources Inc, 8.3750%, 7/1/28ž	3,416,000	3,497,680
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	1,572,000	1,591,162
DT Midstream Inc, 4.1250%, 6/15/29ž	5,499,000	5,311,075
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,446,000	1,504,498
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,730,000	1,755,787
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	2,197,000	2,259,415
Occidental Petroleum Corp, 5.2000%, 8/1/29	1,841,000	1,846,921
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	959,860
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,687,578
		20,413,976
Finance Companies – 1.9%
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26ž	1,342,000	1,317,210
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,873,000	1,886,298
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	912,000	952,086
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,739,325
Rocket Cos Inc, 6.1250%, 8/1/30ž	4,543,000	4,629,453
		13,524,372
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	$1,020,000	$1,032,799
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	1,007,000	1,017,635
		2,050,434
Insurance – 0.3%
Centene Corp, 4.2500%, 12/15/27	2,006,000	1,975,604
Professional Services – 0.6%
Booz Allen Hamilton Inc, 4.0000%, 7/1/29ž,#	4,940,000	4,745,571
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28ž	4,241,000	4,294,890
Technology – 2.8%
CrowdStrike Holdings Inc, 3.0000%, 2/15/29#	2,435,000	2,300,397
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	3,221,000	3,303,767
Intel Corp, 3.7500%, 3/25/27	4,685,000	4,635,601
Marvell Technology Inc, 4.7500%, 7/15/30	2,765,000	2,777,242
Molex Electronic Technologies LLC, 4.7500%, 4/30/28ž	1,645,000	1,655,345
MSCI Inc, 4.0000%, 11/15/29ž	3,430,000	3,319,159
Synopsys Inc, 4.6500%, 4/1/28	1,810,000	1,828,424
Western Digital Corp, 4.7500%, 2/15/26	321,000	320,155
		20,140,090
Total Corporate Bonds (cost $176,893,905)		179,312,706
Mortgage-Backed Securities – 5.7%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	208,618	180,457
3.5000%, TBA, 30 Year Maturity	382,459	344,345
4.5000%, TBA, 30 Year Maturity	1,885,000	1,802,912
6.0000%, TBA, 30 Year Maturity	793,545	806,504
		3,134,218
Fannie Mae Pool:
MA3521, 4.0000%, 11/1/48	477,357	450,928
BN3899, 4.0000%, 12/1/48	70,590	66,681
CA3683, 4.5000%, 6/1/49	23,862	23,160
CA4035, 4.5000%, 8/1/49	38,039	36,921
MA3908, 4.5000%, 1/1/50	53,279	51,715
FS5362, 4.5000%, 12/1/50	656,746	637,470
FS2546, 4.0000%, 3/1/51	36,465	34,446
BV4144, 3.0000%, 3/1/52	820,700	718,476
BV5379, 3.0000%, 4/1/52	708,309	623,584
BV5380, 3.0000%, 4/1/52	630,790	552,150
BV5394, 3.5000%, 4/1/52	613,565	560,782
FS1301, 3.5000%, 4/1/52	547,020	496,500
BV5393, 3.5000%, 4/1/52	321,598	294,286
BV8485, 3.5000%, 4/1/52	192,834	176,245
BV4203, 3.5000%, 4/1/52	114,087	104,406
BV8484, 3.5000%, 4/1/52	102,446	93,746
BV7632, 4.5000%, 4/1/52	119,492	114,669
BV6879, 4.5000%, 4/1/52	100,585	96,525
BW0081, 4.5000%, 4/1/52	56,850	54,551
BV7132, 4.5000%, 4/1/52	46,059	44,197
BW0072, 4.5000%, 4/1/52	42,210	40,506
BV7131, 4.5000%, 4/1/52	31,974	30,682
CB3501, 3.5000%, 5/1/52	929,427	843,771
BW0343, 4.5000%, 5/1/52	164,260	157,618
FS9074, 3.0000%, 6/1/52	5,665,232	4,941,536
FS5668, 3.0000%, 6/1/52	1,428,497	1,246,016
FS9620, 3.0000%, 6/1/52	857,311	749,399
FS2420, 3.5000%, 7/1/52	2,365,809	2,157,226
BW7369, 5.0000%, 10/1/52	541,390	535,367
BW1288, 5.0000%, 10/1/52	241,640	238,819
CB6686, 4.5000%, 7/1/53	520,483	504,298
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS9027, 5.5000%, 7/1/53	$1,163,361	$1,176,880
CB6851, 4.5000%, 8/1/53	357,672	346,522
CB7430, 5.5000%, 11/1/53	362,536	368,676
FS8037, 6.0000%, 1/1/54	45,315	46,872
CB8134, 5.5000%, 3/1/54	672,006	683,200
FS7607, 6.0000%, 3/1/54	38,995	40,237
FS7643, 6.0000%, 4/1/54	138,054	142,418
CB8543, 6.0000%, 5/1/54	1,137,966	1,170,338
FS9246, 5.5000%, 10/1/54	8,097	8,185
CB9612, 5.5000%, 12/1/54	126,400	126,971
BF0598, 2.5000%, 3/1/62	2,110,377	1,730,845
		22,517,820
Freddie Mac Pool:
ZT1320, 4.0000%, 11/1/48	42,749	40,382
ZA7158, 4.5000%, 6/1/49	33,895	32,694
RA1087, 4.5000%, 7/1/49	241,905	233,334
RA1088, 4.5000%, 7/1/49	43,632	42,349
RA1188, 4.5000%, 8/1/49	239,319	230,840
RA1999, 4.5000%, 1/1/50	160,986	155,282
SD8040, 4.5000%, 1/1/50	40,606	39,414
SD1551, 4.0000%, 3/1/50	497,899	470,333
SD1143, 4.5000%, 9/1/50	1,450,545	1,411,656
QC5848, 2.5000%, 8/1/51	1,035,438	867,817
QD9513, 2.5000%, 2/1/52	81,685	68,315
QE0318, 4.5000%, 3/1/52	26,817	25,735
QE1073, 3.5000%, 4/1/52	70,309	64,338
QD9191, 3.5000%, 4/1/52	61,289	56,089
SD7023, 3.0000%, 6/1/52	1,940,391	1,692,478
SD1840, 3.0000%, 6/1/52	1,374,790	1,201,372
SD1352, 3.5000%, 7/1/52	918,878	837,865
QF2386, 5.0000%, 10/1/52	1,042,132	1,028,733
QF2145, 5.0000%, 10/1/52	33,395	32,966
SD4294, 5.5000%, 9/1/53	260,556	264,873
SD4009, 6.0000%, 9/1/53	78,657	81,200
SD5067, 5.5000%, 3/1/54	7,412	7,503
QI2699, 5.5000%, 4/1/54	177,837	181,051
RJ1341, 6.0000%, 4/1/54	827,771	851,319
RJ2292, 5.5000%, 9/1/54	1,260,712	1,274,829
RJ2663, 5.0000%, 10/1/54	605,889	597,366
RJ4000, 5.5000%, 4/1/55	3,219,591	3,243,172
SL1226, 5.5000%, 5/1/55	663,978	671,858
RJ4363, 5.5000%, 6/1/55	185,000	187,382
		15,892,545
Total Mortgage-Backed Securities (cost $42,180,351)		41,544,583
United States Treasury Notes/Bonds – 20.5%
3.7500%, 8/31/26	22,193,000	22,140,118
4.2500%, 12/31/26	17,094,000	17,193,492
3.7500%, 4/30/27	43,356,500	43,349,726
3.8750%, 5/31/27	8,057,000	8,075,884
3.8750%, 6/15/28	14,725,000	14,803,227
4.0000%, 5/31/30	41,806,400	42,211,399
Total United States Treasury Notes/Bonds (cost $147,146,759)		147,773,846
Investment Companies – 4.2%
Money Markets – 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $30,248,194)	30,242,145	30,248,194
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	3,422,392	3,422,392
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 7/1/25	$855,598	$855,598
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,277,990)		4,277,990
Total Investments (total cost $733,656,730) – 101.8%		735,310,362
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(13,202,925)
Net Assets – 100%		$722,107,437

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$716,882,570	97.5%
France	5,147,127	0.7
Israel	4,483,586	0.6
Ireland	3,203,508	0.4
Australia	2,495,640	0.4
Luxembourg	2,145,845	0.3
United Kingdom	952,086	0.1
Total	$735,310,362	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 4.2%
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$20,954,642	$346,929,126	$(337,635,231)	$(342)	$(1)	$30,248,194	30,242,145	$1,675,716
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	2,897,014	151,458,452	(150,933,074)	-	-	3,422,392	3,422,392	27,957 ∆
Total Affiliated Investments - 4.7%
	$23,851,656	$498,387,578	$(488,568,305)	$(342)	$(1)	$33,670,586	33,664,537	$1,703,673

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,416	10/3/25	$294,561,188	$1,247,842
Ultra 10 Year Treasury Note	13	9/30/25	1,485,453	30,266
Ultra Long Term US Treasury Bond	13	9/30/25	1,548,625	41,961
Total - Futures Long				1,320,069
Futures Short:
10 Year US Treasury Note	142	9/30/25	(15,921,750)	(270,299)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
5 Year US Treasury Note	594	10/3/25	$(64,746,000)	$(690,572)
US Treasury Long Bond	166	9/30/25	(19,167,813)	(587,763)
Total - Futures Short				(1,548,634)
Total				$(228,565)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2025
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$1,320,069
Liability Derivatives:
*Futures contracts	$1,548,634

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended June 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended June 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$564,010

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$705,492
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended June 30, 2025
Futures contracts:
Average notional amount of contracts - long	$336,522,717
Average notional amount of contracts - short	119,589,412
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Schedule of Investments
June 30, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$4,123,931	$—	$(4,123,931)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended June 30, 2025 is
$379,998,104, which represents 52.6% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$334,950	$332,693	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
14 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$309,238,858	$-
Bank Loans and Mezzanine Loans	-	22,914,185	-
Corporate Bonds	-	179,312,706	-
Mortgage-Backed Securities	-	41,544,583	-
United States Treasury Notes/Bonds	-	147,773,846	-
Investment Companies	-	30,248,194	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,277,990	-
Total Investments in Securities	$-	$735,310,362	$-
Other Financial Instruments(a):
Futures Contracts	1,320,069	-	-
Total Assets	$1,320,069	$735,310,362	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,548,634	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 15

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Unaffiliated investments, at value (cost $699,986,144)(1)	$701,639,776
Affiliated investments, at value (cost $33,670,586)	33,670,586
Cash	67,940
Deposits with brokers for futures	2,019,000
Variation margin receivable on futures contracts	101,220
Trustees' deferred compensation	20,568
Receivables:
Interest	4,467,256
Investments sold	700,618
Fund shares sold	267,427
Dividends from affiliates	102,144
Other assets	2,490
Total Assets	743,059,025
Liabilities:
Collateral for securities loaned (Note 3)	4,277,990
Variation margin payable on futures contracts	289,265
Payables:
Investments purchased	11,714,155
TBA investments purchased	3,098,798
Fund shares repurchased	945,902
Advisory fees	135,603
Transfer agent fees and expenses	128,142
Dividends	91,396
Professional fees	75,152
Trustees' deferred compensation fees	20,568
12b-1 Distribution and shareholder servicing fees	14,709
Trustees' fees and expenses	3,473
Affiliated fund administration fees payable	1,481
Custodian fees	592
Accrued expenses and other payables	154,362
Total Liabilities	20,951,588
Commitments and contingent liabilities (Note 4)
Net Assets	$722,107,437
See footnotes at the end of the Statement.
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$806,272,919
Total distributable earnings (loss)	(84,165,482)
Total Net Assets	$722,107,437
Net Assets - Class A Shares	$34,308,941
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,845,937
Net Asset Value Per Share(2)	$2.90
Maximum Offering Price Per Share(3)	$2.97
Net Assets - Class C Shares	$9,259,940
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,202,766
Net Asset Value Per Share(2)	$2.89
Net Assets - Class D Shares	$153,959,238
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	53,112,620
Net Asset Value Per Share	$2.90
Net Assets - Class I Shares	$334,190,287
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	115,437,920
Net Asset Value Per Share	$2.89
Net Assets - Class N Shares	$10,420,785
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,620,771
Net Asset Value Per Share	$2.88
Net Assets - Class S Shares	$341,939
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	118,209
Net Asset Value Per Share	$2.89
Net Assets - Class T Shares	$179,626,307
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	61,954,987
Net Asset Value Per Share	$2.90

(1)	Includes $4,123,931 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/97.50 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Short Duration Flexible Bond Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Interest	$37,153,696
Dividends from affiliates	1,675,716
Affiliated securities lending income, net	27,957
Unaffiliated securities lending income, net	7,157
Other income	112,510
Total Investment Income	38,977,036
Expenses:
Advisory fees	3,148,088
12b-1 Distribution and shareholder servicing fees:
Class A Shares	82,465
Class C Shares	87,043
Class S Shares	835
Transfer agent administrative fees and expenses:
Class D Shares	161,749
Class S Shares	836
Class T Shares	467,632
Transfer agent networking and omnibus fees:
Class A Shares	20,944
Class C Shares	6,019
Class I Shares	479,459
Other transfer agent fees and expenses:
Class A Shares	1,910
Class C Shares	455
Class D Shares	25,827
Class I Shares	12,438
Class N Shares	563
Class S Shares	23
Class T Shares	2,816
Registration fees	134,499
Non-affiliated fund administration fees	101,155
Shareholder reports expense	91,319
Professional fees	72,551
Affiliated fund administration fees	22,852
Custodian fees	14,670
Trustees' fees and expenses	13,584
Other expenses	205,167
Total Expenses	5,154,899
Less: Excess Expense Reimbursement and Waivers	(1,311,530)
Net Expenses	3,843,369
Net Investment Income/(Loss)	35,133,667
Net Realized Gain/(Loss) on Investments:
Investments	2,596,042
Investments in affiliates	(342)
Futures contracts	564,010
Total Net Realized Gain/(Loss) on Investments	3,159,710
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	7,558,615
Investments in affiliates	(1)
Futures contracts	705,492
Total Change in Unrealized Net Appreciation/Depreciation	8,264,106
Net Increase/(Decrease) in Net Assets Resulting from Operations	$46,557,483
See Notes to Financial Statements.
18 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$35,133,667	$35,571,028
Net realized gain/(loss) on investments	3,159,710	(10,710,192)
Change in unrealized net appreciation/depreciation	8,264,106	22,568,339
Net Increase/(Decrease) in Net Assets Resulting from Operations	46,557,483	47,429,175
Dividends and Distributions to Shareholders:
Class A Shares	(1,617,533)	(1,771,013)
Class C Shares	(363,697)	(428,590)
Class D Shares	(7,311,185)	(6,786,523)
Class I Shares	(16,507,093)	(16,157,720)
Class N Shares	(562,869)	(958,095)
Class S Shares	(15,422)	(15,232)
Class T Shares	(9,112,455)	(9,794,173)
Net Decrease from Dividends and Distributions to Shareholders	(35,490,254)	(35,911,346)
Capital Share Transactions:
Class A Shares	(303,447)	(12,362,022)
Class C Shares	(16,559)	(3,927,021)
Class D Shares	10,319,556	(7,217,891)
Class I Shares	11,827,258	(56,133,972)
Class N Shares	(1,390,219)	(14,523,254)
Class S Shares	8,174	(57,677)
Class T Shares	(18,382,074)	(39,491,011)
Net Increase/(Decrease) from Capital Share Transactions	2,062,689	(133,712,848)
Net Increase/(Decrease) in Net Assets	13,129,918	(122,195,019)
Net Assets:
Beginning of period	708,977,519	831,172,538
End of period	$722,107,437	$708,977,519
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.08	0.03	0.05
Net realized and unrealized gain/(loss)	0.05	0.04	(0.04)	(0.22)	0.02
Total from Investment Operations	0.19	0.17	0.04	(0.19)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Total Dividends and Distributions	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.90	$2.85	$2.81	$2.85	$3.08
Total Return*	6.73%	6.16%	1.39%	(6.28)%	2.30%
Net Assets, End of Period (in thousands)	$34,309	$34,090	$45,842	$66,254	$77,673
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.85%	0.81%	0.83%	0.78%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.70%	0.71%	0.74%
Ratio of Net Investment Income/(Loss)	4.75%	4.49%	2.68%	1.06%	1.51%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
20 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.85	$2.80	$2.84	$3.08	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.11	0.06	0.01	0.03
Net realized and unrealized gain/(loss)	0.04	0.05	(0.04)	(0.23)	0.03
Total from Investment Operations	0.16	0.16	0.02	(0.22)	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.11)	(0.06)	(0.02)	(0.03)
Total Dividends and Distributions	(0.12)	(0.11)	(0.06)	(0.02)	(0.03)
Net Asset Value, End of Period	$2.89	$2.85	$2.80	$2.84	$3.08
Total Return*	5.60%	5.79%	0.75%	(7.27)%	2.04%
Net Assets, End of Period (in thousands)	$9,260	$9,135	$12,886	$16,947	$23,656
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.60%	1.55%	1.48%	1.51%	1.37%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.43%	1.41%	1.33%	1.42%	1.32%
Ratio of Net Investment Income/(Loss)	4.02%	3.79%	2.08%	0.34%	0.93%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.08	0.04	0.05
Net realized and unrealized gain/(loss)	0.05	0.04	(0.04)	(0.23)	0.03
Total from Investment Operations	0.19	0.17	0.04	(0.19)	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.08)	(0.04)	(0.06)
Total Dividends and Distributions	(0.14)	(0.13)	(0.08)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.90	$2.85	$2.81	$2.85	$3.08
Total Return*	6.93%	6.35%	1.56%	(6.12)%	2.47%
Net Assets, End of Period (in thousands)	$153,959	$141,411	$146,435	$172,562	$207,596
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.66%	0.67%	0.63%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.52%	0.53%	0.54%	0.57%
Ratio of Net Investment Income/(Loss)	4.93%	4.71%	2.88%	1.23%	1.68%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
22 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.08	0.04	0.05
Net realized and unrealized gain/(loss)	0.05	0.05	(0.03)	(0.23)	0.04
Total from Investment Operations	0.19	0.18	0.05	(0.19)	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.14)	(0.09)	(0.04)	(0.06)
Total Dividends and Distributions	(0.15)	(0.14)	(0.09)	(0.04)	(0.06)
Net Asset Value, End of Period	$2.89	$2.85	$2.81	$2.85	$3.08
Total Return*	6.63%	6.42%	1.63%	(6.08)%	2.82%
Net Assets, End of Period (in thousands)	$334,190	$317,302	$368,402	$442,881	$421,533
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.68%	0.65%	0.66%	0.61%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.45%	0.45%	0.46%	0.49%	0.56%
Ratio of Net Investment Income/(Loss)	4.99%	4.76%	2.94%	1.28%	1.69%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.83	$2.79	$2.84	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.14	0.08	0.04	0.06
Net realized and unrealized gain/(loss)	0.06	0.04	(0.04)	(0.22)	0.02
Total from Investment Operations	0.20	0.18	0.04	(0.18)	0.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.14)	(0.09)	(0.05)	(0.06)
Total Dividends and Distributions	(0.15)	(0.14)	(0.09)	(0.05)	(0.06)
Net Asset Value, End of Period	$2.88	$2.83	$2.79	$2.84	$3.07
Total Return*	7.07%	6.49%	1.33%	(6.03)%	2.61%
Net Assets, End of Period (in thousands)	$10,421	$11,647	$25,912	$45,088	$15,816
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.56%	0.52%	0.53%	0.50%	0.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.39%	0.39%	0.40%	0.41%	0.44%
Ratio of Net Investment Income/(Loss)	5.06%	4.78%	2.83%	1.39%	1.80%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.85	$2.80	$2.85	$3.07	$3.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.12	0.07	0.03	0.04
Net realized and unrealized gain/(loss)	0.04	0.05	(0.05)	(0.22)	0.02
Total from Investment Operations	0.17	0.17	0.02	(0.19)	0.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.12)	(0.07)	(0.03)	(0.04)
Total Dividends and Distributions	(0.13)	(0.12)	(0.07)	(0.03)	(0.04)
Net Asset Value, End of Period	$2.89	$2.85	$2.80	$2.85	$3.07
Total Return*	6.18%	6.35%	0.84%	(6.16)%	2.12%
Net Assets, End of Period (in thousands)	$342	$329	$381	$371	$660
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.93%	1.86%	1.82%	1.46%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.88%	0.88%	0.90%	0.92%
Ratio of Net Investment Income/(Loss)	4.56%	4.33%	2.55%	0.87%	1.32%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Short Duration Flexible Bond Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$2.85	$2.81	$2.85	$3.08	$3.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.08	0.03	0.05
Net realized and unrealized gain/(loss)	0.05	0.04	(0.04)	(0.22)	0.02
Total from Investment Operations	0.19	0.17	0.04	(0.19)	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Total Dividends and Distributions	(0.14)	(0.13)	(0.08)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.90	$2.85	$2.81	$2.85	$3.08
Total Return*	6.81%	6.23%	1.45%	(6.23)%	2.36%
Net Assets, End of Period (in thousands)	$179,626	$195,063	$231,314	$294,579	$403,560
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.78%	0.75%	0.77%	0.73%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.63%	0.64%	0.65%	0.69%
Ratio of Net Investment Income/(Loss)	4.82%	4.58%	2.75%	1.10%	1.56%
Portfolio Turnover Rate(2)	167%	105%	118%	94%	112%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 27

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
28 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 29

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Dividends and Distributions
Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended June 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
30 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Janus Investment Fund | 31

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of June 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain
32 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves,
Janus Investment Fund | 33

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or
34 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
Janus Investment Fund | 35

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $4,123,931. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2025 is $4,277,990, resulting in the net amount due to the counterparty of $154,059.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.39%. In addition, the Adviser shall reimburse or waive administrative services fees, networking/omnibus fees and out-of-pocket transfer agency costs payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class' average daily net assets. The Adviser has agreed to continue the waivers for at least one-year commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
36 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $1,663.
Janus Investment Fund | 37

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $1,311.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to
Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$(84,577,148)	$-	$(20,567)	$432,233
38 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended June 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(45,675,352)	$(38,901,796)	$(84,577,148)
During the year ended June 30, 2025, capital loss carryovers of $3,666,693 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$734,878,129	$5,337,349	$(4,905,116)	$432,233
Information on the tax components of derivatives as of June 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(228,565)	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$35,490,254	$-	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$35,911,346	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 39

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,500,405	$7,208,503	1,188,733	$3,370,622
Reinvested dividends and distributions	424,090	1,224,068	489,180	1,386,539
Shares repurchased	(3,033,129)	(8,736,018)	(6,045,129)	(17,119,183)
Net Increase/(Decrease)	(108,634)	$(303,447)	(4,367,216)	$(12,362,022)
Class C Shares:
Shares sold	1,788,416	$5,143,149	928,524	$2,630,591
Reinvested dividends and distributions	124,691	359,292	146,009	413,295
Shares repurchased	(1,919,281)	(5,519,000)	(2,462,539)	(6,970,907)
Net Increase/(Decrease)	(6,174)	$(16,559)	(1,388,006)	$(3,927,021)
Class D Shares:
Shares sold	12,143,731	$35,037,303	5,289,637	$14,988,881
Reinvested dividends and distributions	2,431,712	7,025,082	2,310,892	6,561,296
Shares repurchased	(11,011,556)	(31,742,829)	(10,150,454)	(28,768,068)
Net Increase/(Decrease)	3,563,887	$10,319,556	(2,549,925)	$(7,217,891)
Class I Shares:
Shares sold	31,850,345	$91,716,031	22,602,745	$63,977,378
Reinvested dividends and distributions	5,539,720	15,985,341	5,522,585	15,649,072
Shares repurchased	(33,267,917)	(95,874,114)	(48,049,415)	(135,760,422)
Net Increase/(Decrease)	4,122,148	$11,827,258	(19,924,085)	$(56,133,972)
Class N Shares:
Shares sold	836,458	$2,396,951	3,789,294	$10,692,613
Reinvested dividends and distributions	195,044	559,352	339,876	958,026
Shares repurchased	(1,520,567)	(4,346,522)	(9,302,988)	(26,173,893)
Net Increase/(Decrease)	(489,065)	$(1,390,219)	(5,173,818)	$(14,523,254)
Class S Shares:
Shares sold	2,643	$7,607	6,972	$19,591
Reinvested dividends and distributions	5,352	15,422	5,377	15,217
Shares repurchased	(5,166)	(14,855)	(32,901)	(92,485)
Net Increase/(Decrease)	2,829	$8,174	(20,552)	$(57,677)
Class T Shares:
Shares sold	2,403,948	$6,934,313	5,572,497	$15,763,874
Reinvested dividends and distributions	3,119,346	9,011,492	3,418,652	9,703,663
Shares repurchased	(11,899,516)	(34,327,879)	(22,935,997)	(64,958,548)
Net Increase/(Decrease)	(6,376,222)	$(18,382,074)	(13,944,848)	$(39,491,011)
7. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$343,791,145	$467,644,689	$793,342,822	$677,313,163
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
40 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes to Financial Statements
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 41

Janus Henderson Short Duration Flexible Bond Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Short Duration Flexible Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Short Duration Flexible Bond Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
42 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	96%
Janus Investment Fund | 43

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
44 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 45

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
46 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 47

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
48 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 49

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
50 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 51

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
52 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 53

Janus Henderson Short Duration Flexible Bond Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
54 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 55

Janus Henderson Short Duration Flexible Bond Fund
Notes
56 | June 30, 2025

Janus Henderson Short Duration Flexible Bond Fund
Notes
Janus Investment Fund | 57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93030 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Small Cap Value Fund
Janus Investment Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.8%
Aerospace & Defense – 1.5%
AAR Corp*	262,772	$18,076,086
Automobiles – 1.0%
Thor Industries Inc	135,204	12,007,467
Banks – 21.2%
Ameris Bancorp	511,482	33,092,885
Business First Bancshares Inc	735,269	18,124,381
Columbia Banking System Inc	644,247	15,062,495
Eastern Bankshares Inc	1,212,350	18,512,585
FB Financial Corp	498,674	22,589,932
First Busey Corp	941,431	21,544,648
Fulton Financial Corp	1,912,433	34,500,291
Nicolet Bankshares Inc	149,236	18,427,661
OFG Bancorp	572,504	24,503,171
Towne Bank/Portsmouth VA	676,181	23,111,867
Wintrust Financial Corp	241,768	29,974,397
		259,444,313
Beverages – 1.3%
Coca-Cola Consolidated Inc	142,910	15,955,901
Building Products – 0.3%
Janus International Group Inc*	441,540	3,594,136
Capital Markets – 4.9%
Lazard Inc	379,623	18,214,311
Piper Jaffray Cos	69,470	19,308,492
WisdomTree Investments Inc	1,898,380	21,850,354
		59,373,157
Chemicals – 2.3%
Innospec Inc	186,269	15,663,360
Quaker Chemical Corp	112,111	12,549,706
		28,213,066
Commercial Services & Supplies – 2.8%
Boyd Group Services Inc	130,368	20,480,108
Healthcare Services Group Inc*	947,756	14,244,773
		34,724,881
Construction Materials – 0.8%
Eagle Materials Inc	48,338	9,769,593
Electronic Equipment, Instruments & Components – 4.8%
Fabrinet*	52,324	15,418,836
Insight Enterprises Inc*	74,942	10,348,366
Littelfuse Inc	44,797	10,156,824
Napco Security Technologies Inc	193,136	5,734,208
Vontier Corp	448,812	16,561,163
		58,219,397
Equity Real Estate Investment Trusts (REITs) – 1.6%
Broadstone Net Lease Inc	1,187,078	19,052,602
Food & Staples Retailing – 2.6%
Casey's General Stores Inc	38,552	19,671,929
Ingles Markets Inc	199,996	12,675,746
		32,347,675
Food Products – 0.7%
John B Sanfilippo & Son Inc	143,625	9,082,845
Gas Utilities – 2.0%
Chesapeake Utilities Corp	201,383	24,210,264
Health Care Equipment & Supplies – 3.8%
Enovis Corp*	373,509	11,713,242
Envista Holdings Corp*	1,097,427	21,443,724
Globus Medical Inc*	225,987	13,337,753
		46,494,719
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Household Durables – 1.6%
M/I Homes Inc*	99,285	$11,131,834
Meritage Homes Corp	121,123	8,111,607
		19,243,441
Industrial Real Estate Investment Trusts (REITs) – 2.3%
STAG Industrial Inc	789,627	28,647,668
Insurance – 8.0%
Axis Capital Holdings Ltd	364,638	37,856,717
Hanover Insurance Group Inc	202,291	34,363,172
ProAssurance Corp*	805,045	18,379,178
Selective Insurance Group Inc	85,383	7,398,437
		97,997,504
Leisure Products – 1.6%
Malibu Boats Inc*	348,948	10,936,030
YETI Holdings Inc*	261,810	8,252,251
		19,188,281
Life Sciences Tools & Services – 0.8%
Mesa Laboratories Inc	105,480	9,938,326
Machinery – 1.9%
Atmus Filtration Technologies Inc	381,964	13,911,129
Helios Technologies Inc	280,322	9,354,345
		23,265,474
Marine – 2.7%
Kirby Corp*	286,243	32,462,819
Metals & Mining – 2.2%
Commercial Metals Co	554,468	27,119,030
Multi-Utilities – 1.8%
Black Hills Corp	403,762	22,651,048
Oil, Gas & Consumable Fuels – 6.6%
Gulfport Energy Corp*	106,000	21,324,020
HF Sinclair Corp	323,686	13,297,021
Magnolia Oil & Gas Corp	943,533	21,210,622
Matador Resources Co	534,324	25,497,941
		81,329,604
Real Estate Management & Development – 2.0%
Cushman & Wakefield PLC*	2,186,687	24,206,625
Retail Real Estate Investment Trusts (REITs) – 2.2%
Curbline Properties Corp	405,056	9,247,429
Phillips Edison & Co Inc	521,938	18,283,488
		27,530,917
Semiconductor & Semiconductor Equipment – 1.5%
Rambus Inc*	92,930	5,949,379
Tower Semiconductor Ltd*	277,890	12,046,531
		17,995,910
Software – 2.1%
nCino Inc*	521,192	14,577,740
Sapiens International Corp NV	379,179	11,090,986
		25,668,726
Specialized Real Estate Investment Trusts (REITs) – 1.5%
National Storage Affiliates Trust	197,687	6,324,007
SmartStop Self Storage	331,513	12,010,716
		18,334,723
Specialty Retail – 2.6%
Academy Sports & Outdoors Inc	418,426	18,749,669
Boot Barn Holdings Inc*	86,325	13,121,400
		31,871,069
Textiles, Apparel & Luxury Goods – 0.9%
Steven Madden Ltd	456,300	10,942,074
Trading Companies & Distributors – 3.9%
GATX Corp	124,691	19,147,550
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Small Cap Value Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
MSC Industrial Direct Co Inc	106,768	$9,077,415
Rush Enterprises Inc	380,561	19,602,697
		47,827,662
Total Common Stocks (cost $929,408,176)		1,196,787,003
Repurchase Agreements – 2.2%
ING Financial Markets LLC, Joint repurchase agreement, 4.3300%, dated 6/30/25, maturing 7/1/25 to be repurchased at $11,701,407 collateralized by $17,846,405 in U.S. Treasuries 1.3750% - 2.3750%, 11/15/40 - 2/15/42 with a value of $11,935,436	$11,700,000	11,700,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3100%, dated 6/30/25, maturing 7/1/25 to be repurchased at $15,001,796 collateralized by $14,990,520 in U.S. Treasuries 2.2500% - 6.3750%, 11/30/26 - 12/31/28 with a value of $15,301,840	15,000,000	15,000,000
Total Repurchase Agreements (cost $26,700,000)		26,700,000
Total Investments (total cost $956,108,176) – 100.0%		1,223,487,003
Cash, Receivables and Other Assets, net of Liabilities – 0%		128,972
Net Assets – 100%		$1,223,615,975

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,179,869,378	96.4%
Israel	23,137,517	1.9
Canada	20,480,108	1.7
Total	$1,223,487,003	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	$5,812,571	$91,675,118	$(97,487,689)	$-	$-	$-	-	$25,424 ∆

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$11,700,000	$—	$(11,700,000)	$—
Royal Bank of Canada, NY Branch	15,000,000	—	(15,000,000)	—
Total	$26,700,000	$—	$(26,700,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small Cap Value Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,196,787,003	$-	$-
Repurchase Agreements	-	26,700,000	-
Total Assets	$1,196,787,003	$26,700,000	$-
4  | June 30, 2025

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Investments, at value (cost $929,408,176)	$1,196,787,003
Repurchase agreements, at value (cost $26,700,000)	26,700,000
Cash	38,308
Trustees' deferred compensation	34,988
Receivables:
Dividends	1,530,278
Investments sold	1,097,933
Fund shares sold	513,900
Interest	3,203
Other assets	7,189
Total Assets	1,226,712,802
Liabilities:
Payables:
Fund shares repurchased	1,834,654
Advisory fees	841,490
Transfer agent fees and expenses	141,878
Professional fees	81,064
Trustees' deferred compensation fees	34,988
12b-1 Distribution and shareholder servicing fees	33,029
Trustees' fees and expenses	6,558
Affiliated fund administration fees payable	2,508
Custodian fees	1,662
Accrued expenses and other payables	118,996
Total Liabilities	3,096,827
Commitments and contingent liabilities (Note 3)
Net Assets	$1,223,615,975
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Small Cap Value Fund
Statement of Assets and Liabilities
June 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$950,361,390
Total distributable earnings (loss)	273,254,585
Total Net Assets	$1,223,615,975
Net Assets - Class A Shares	$21,011,321
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	958,482
Net Asset Value Per Share(1)	$21.92
Maximum Offering Price Per Share(2)	$23.26
Net Assets - Class C Shares	$9,146,894
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	462,413
Net Asset Value Per Share(1)	$19.78
Net Assets - Class D Shares	$84,003,491
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,885,443
Net Asset Value Per Share	$21.62
Net Assets - Class I Shares	$316,403,130
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,516,656
Net Asset Value Per Share	$21.80
Net Assets - Class L Shares	$96,633,923
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,277,157
Net Asset Value Per Share	$22.59
Net Assets - Class N Shares	$403,106,565
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,565,278
Net Asset Value Per Share	$21.71
Net Assets - Class R Shares	$41,505,287
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,987,379
Net Asset Value Per Share	$20.88
Net Assets - Class S Shares	$20,948,770
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	977,371
Net Asset Value Per Share	$21.43
Net Assets - Class T Shares	$230,856,594
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,621,567
Net Asset Value Per Share	$21.73

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Small Cap Value Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends	$21,946,001
Interest	1,240,826
Affiliated securities lending income, net	25,424
Unaffiliated securities lending income, net	6,921
Other income	3,463
Foreign tax withheld	(173,885)
Total Investment Income	23,048,750
Expenses:
Advisory fees	13,750,129
12b-1 Distribution and shareholder servicing fees:
Class A Shares	60,008
Class C Shares	122,494
Class R Shares	211,916
Class S Shares	63,357
Transfer agent administrative fees and expenses:
Class D Shares	102,538
Class L Shares	211,467
Class R Shares	106,139
Class S Shares	63,523
Class T Shares	674,522
Transfer agent networking and omnibus fees:
Class A Shares	52,747
Class C Shares	10,566
Class I Shares	709,229
Other transfer agent fees and expenses:
Class A Shares	1,422
Class C Shares	627
Class D Shares	15,666
Class I Shares	14,087
Class L Shares	1,522
Class N Shares	20,620
Class R Shares	675
Class S Shares	520
Class T Shares	3,235
Registration fees	214,918
Shareholder reports expense	116,617
Professional fees	71,833
Affiliated fund administration fees	54,002
Trustees' fees and expenses	26,488
Custodian fees	13,713
Other expenses	200,585
Total Expenses	16,895,165
Less: Excess Expense Reimbursement and Waivers	(247,901)
Net Expenses	16,647,264
Net Investment Income/(Loss)	6,401,486
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (1)	380,012,700
Total Net Realized Gain/(Loss) on Investments	380,012,700
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(328,512,482)
Total Change in Unrealized Net Appreciation/Depreciation	(328,512,482)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$57,901,704

(1)	Includes $320,147,706 of realized gains and losses resulting from a redemption-in-kind during the year ended June 30, 2025.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small Cap Value Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$6,401,486	$20,397,347
Net realized gain/(loss) on investments	380,012,700	152,527,639
Change in unrealized net appreciation/depreciation	(328,512,482)	120,121,565
Net Increase/(Decrease) in Net Assets Resulting from Operations	57,901,704	293,046,551
Dividends and Distributions to Shareholders:
Class A Shares	(2,498,677)	(1,224,135)
Class C Shares	(1,469,172)	(787,935)
Class D Shares	(9,786,335)	(4,803,452)
Class I Shares	(40,392,160)	(71,024,965)
Class L Shares	(12,666,291)	(4,416,510)
Class N Shares	(47,991,740)	(26,647,110)
Class R Shares	(4,392,200)	(1,884,573)
Class S Shares	(2,668,006)	(1,397,812)
Class T Shares	(28,212,096)	(15,006,833)
Net Decrease from Dividends and Distributions to Shareholders	(150,076,677)	(127,193,325)
Capital Share Transactions:
Class A Shares	(2,060,642)	(3,939,084)
Class C Shares	(4,260,875)	(3,012,765)
Class D Shares	486,858	(1,529,299)
Class I Shares	(1,056,634,703)	(122,464,316)
Class L Shares	28,979,622	(1,864,717)
Class N Shares	(15,117,587)	(88,507,606)
Class R Shares	4,223,347	(2,700,071)
Class S Shares	(2,261,641)	(2,961,531)
Class T Shares	(28,553,335)	(38,978,619)
Net Increase/(Decrease) from Capital Share Transactions	(1,075,198,956)	(265,958,008)
Net Increase/(Decrease) in Net Assets	(1,167,373,929)	(100,104,782)
Net Assets:
Beginning of period	2,390,989,904	2,491,094,686
End of period	$1,223,615,975	$2,390,989,904
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.52	$22.89	$21.24	$24.95	$17.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.12	0.16	0.04	0.13
Net realized and unrealized gain/(loss)	(0.10)	2.65	2.44	(3.32)	7.40
Total from Investment Operations	(0.07)	2.77	2.60	(3.28)	7.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.10)	—	(0.17)	(0.17)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.53)	(1.14)	(0.95)	(0.43)	(0.17)
Net Asset Value, End of Period	$21.92	$24.52	$22.89	$21.24	$24.95
Total Return*	(1.37)%	12.57%	12.39%	(13.44)%	42.99%
Net Assets, End of Period (in thousands)	$21,011	$25,690	$27,930	$29,651	$69,385
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.46%	1.36%	1.11%	1.77%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.44%	1.22%	0.91%	1.05%	1.11%
Ratio of Net Investment Income/(Loss)	0.14%	0.50%	0.73%	0.18%	0.59%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.39	$21.01	$19.71	$23.27	$16.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.01)	— (2)	(0.10)	(0.01)
Net realized and unrealized gain/(loss)	(0.08)	2.43	2.25	(3.10)	6.91
Total from Investment Operations	(0.17)	2.42	2.25	(3.20)	6.90
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	—	—	(0.10)	(0.04)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.44)	(1.04)	(0.95)	(0.36)	(0.04)
Net Asset Value, End of Period	$19.78	$22.39	$21.01	$19.71	$23.27
Total Return*	(1.94)%	11.96%	11.56%	(14.02)%	42.07%
Net Assets, End of Period (in thousands)	$9,147	$15,075	$17,032	$17,440	$22,889
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.02%	1.80%	1.65%	1.69%	1.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.02%	1.80%	1.65%	1.69%	1.77%
Ratio of Net Investment Income/(Loss)	(0.41)%	(0.06)%	(0.01)%	(0.45)%	(0.06)%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.17	$22.61	$21.08	$24.75	$17.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.19	0.21	0.12	0.18
Net realized and unrealized gain/(loss)	(0.09)	2.62	2.41	(3.32)	7.35
Total from Investment Operations	0.02	2.81	2.62	(3.20)	7.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.21)	(0.14)	(0.21)	(0.22)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.57)	(1.25)	(1.09)	(0.47)	(0.22)
Net Asset Value, End of Period	$21.62	$24.17	$22.61	$21.08	$24.75
Total Return*	(1.04)%	12.96%	12.63%	(13.24)%	43.43%
Net Assets, End of Period (in thousands)	$84,003	$94,218	$89,434	$86,052	$107,471
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.12%	0.90%	0.72%	0.75%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	0.90%	0.72%	0.75%	0.84%
Ratio of Net Investment Income/(Loss)	0.46%	0.83%	0.92%	0.49%	0.84%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.31	$22.73	$21.18	$24.86	$17.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.20	0.21	0.12	0.19
Net realized and unrealized gain/(loss)	(0.08)	2.63	2.43	(3.33)	7.37
Total from Investment Operations	0.01	2.83	2.64	(3.21)	7.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.21)	(0.14)	(0.21)	(0.23)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.52)	(1.25)	(1.09)	(0.47)	(0.23)
Net Asset Value, End of Period	$21.80	$24.31	$22.73	$21.18	$24.86
Total Return*	(1.05)%	12.96%	12.65%	(13.21)%	43.36%
Net Assets, End of Period (in thousands)	$316,403	$1,343,912	$1,372,677	$1,436,933	$2,121,333
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.12%	0.90%	0.73%	0.74%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	0.89%	0.72%	0.74%	0.81%
Ratio of Net Investment Income/(Loss)	0.38%	0.84%	0.92%	0.50%	0.87%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class L Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.14	$23.49	$21.86	$25.62	$18.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.23	0.25	0.16	0.22
Net realized and unrealized gain/(loss)	(0.11)	2.72	2.51	(3.43)	7.60
Total from Investment Operations	0.04	2.95	2.76	(3.27)	7.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.26)	(0.18)	(0.23)	(0.25)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.59)	(1.30)	(1.13)	(0.49)	(0.25)
Net Asset Value, End of Period	$22.59	$25.14	$23.49	$21.86	$25.62
Total Return*	(0.93)%	13.10%	12.80%	(13.07)%	43.60%
Net Assets, End of Period (in thousands)	$96,634	$85,472	$81,633	$90,492	$120,351
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18%	0.94%	0.77%	0.81%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.75%	0.58%	0.62%	0.69%
Ratio of Net Investment Income/(Loss)	0.61%	0.97%	1.06%	0.63%	1.00%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.25	$22.70	$21.16	$24.82	$17.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.23	0.24	0.16	0.22
Net realized and unrealized gain/(loss)	(0.09)	2.62	2.43	(3.33)	7.36
Total from Investment Operations	0.05	2.85	2.67	(3.17)	7.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.26)	(0.18)	(0.23)	(0.26)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.59)	(1.30)	(1.13)	(0.49)	(0.26)
Net Asset Value, End of Period	$21.71	$24.25	$22.70	$21.16	$24.82
Total Return*	(0.92)%	13.12%	12.81%	(13.09)%	43.57%
Net Assets, End of Period (in thousands)	$403,107	$468,911	$525,231	$586,927	$922,073
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.98%	0.73%	0.57%	0.60%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.73%	0.57%	0.60%	0.67%
Ratio of Net Investment Income/(Loss)	0.59%	1.00%	1.07%	0.65%	1.01%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.50	$21.94	$20.47	$24.12	$17.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	0.05	0.07	(0.03)	0.05
Net realized and unrealized gain/(loss)	(0.09)	2.55	2.35	(3.22)	7.16
Total from Investment Operations	(0.13)	2.60	2.42	(3.25)	7.21
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	—	—	(0.14)	(0.12)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.49)	(1.04)	(0.95)	(0.40)	(0.12)
Net Asset Value, End of Period	$20.88	$23.50	$21.94	$20.47	$24.12
Total Return*	(1.68)%	12.28%	11.97%	(13.73)%	42.49%
Net Assets, End of Period (in thousands)	$41,505	$42,209	$42,027	$44,592	$48,908
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.73%	1.49%	1.33%	1.36%	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.73%	1.49%	1.33%	1.36%	1.42%
Ratio of Net Investment Income/(Loss)	(0.17)%	0.24%	0.32%	(0.11)%	0.25%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Small Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.03	$22.45	$20.91	$24.57	$17.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.11	0.12	0.03	0.11
Net realized and unrealized gain/(loss)	(0.11)	2.61	2.40	(3.28)	7.29
Total from Investment Operations	(0.08)	2.72	2.52	(3.25)	7.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.10)	(0.03)	(0.15)	(0.15)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.52)	(1.14)	(0.98)	(0.41)	(0.15)
Net Asset Value, End of Period	$21.43	$24.03	$22.45	$20.91	$24.57
Total Return*	(1.45)%	12.57%	12.22%	(13.49)%	42.91%
Net Assets, End of Period (in thousands)	$20,949	$26,322	$27,150	$26,996	$42,715
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.48%	1.25%	1.08%	1.11%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.48%	1.25%	1.08%	1.11%	1.18%
Ratio of Net Investment Income/(Loss)	0.11%	0.49%	0.56%	0.14%	0.55%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | June 30, 2025

Janus Henderson Small Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.30	$22.70	$21.14	$24.82	$17.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.17	0.19	0.10	0.17
Net realized and unrealized gain/(loss)	(0.11)	2.64	2.42	(3.33)	7.36
Total from Investment Operations	(0.02)	2.81	2.61	(3.23)	7.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.17)	(0.10)	(0.19)	(0.20)
Distributions (from capital gains)	(2.24)	(1.04)	(0.95)	(0.26)	—
Total Dividends and Distributions	(2.55)	(1.21)	(1.05)	(0.45)	(0.20)
Net Asset Value, End of Period	$21.73	$24.30	$22.70	$21.14	$24.82
Total Return*	(1.17)%	12.87%	12.51%	(13.29)%	43.30%
Net Assets, End of Period (in thousands)	$230,857	$289,181	$307,982	$386,007	$574,472
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.22%	0.98%	0.82%	0.85%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	0.98%	0.81%	0.85%	0.92%
Ratio of Net Investment Income/(Loss)	0.36%	0.75%	0.82%	0.40%	0.78%
Portfolio Turnover Rate	37%	36%	44%	44%	53%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment
18 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that
Janus Investment Fund | 19

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
20 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Janus Investment Fund | 21

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC").
22 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2025.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”)
Janus Investment Fund | 23

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.72%, and the Fund’s benchmark index used in the calculation is the Russell 2000® Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.92%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on October 28, 2024. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
24 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the
Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up
Janus Investment Fund | 25

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $1,377.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $531.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended June 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended June 30, 2025, the Fund engaged in cross trades amounting to $10,322,736 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
26 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$5,924,526	$-	$-	$-	$(27,256)	$267,357,315
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$956,129,688	$297,178,981	$(29,821,666)	$267,357,315
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$18,426,794	$131,649,883	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$21,166,317	$106,027,008	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $60,347,620, including $59,689,339 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 27

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	212,746	$5,002,278	187,820	$4,428,435
Reinvested dividends and distributions	88,083	2,158,034	42,363	951,059
Shares repurchased	(389,956)	(9,220,954)	(402,818)	(9,318,578)
Net Increase/(Decrease)	(89,127)	$(2,060,642)	(172,635)	$(3,939,084)
Class C Shares:
Shares sold	17,550	$388,649	17,026	$363,884
Reinvested dividends and distributions	65,841	1,460,347	37,812	778,169
Shares repurchased	(294,165)	(6,109,871)	(192,105)	(4,154,818)
Net Increase/(Decrease)	(210,774)	$(4,260,875)	(137,267)	$(3,012,765)
Class D Shares:
Shares sold	280,933	$6,843,184	180,335	$4,196,643
Reinvested dividends and distributions	393,614	9,493,974	211,346	4,670,749
Shares repurchased	(686,501)	(15,850,300)	(449,520)	(10,396,691)
Net Increase/(Decrease)	(11,954)	$486,858	(57,839)	$(1,529,299)
Class I Shares:
Shares sold	1,674,463	$39,536,185	5,749,310	$132,601,905
Reinvested dividends and distributions	1,594,754	38,784,425	3,160,006	70,215,331
Shares repurchased	(44,034,313)	(1,134,955,313)	(14,026,137)	(325,281,552)
Net Increase/(Decrease)	(40,765,096)	$(1,056,634,703)	(5,116,821)	$(122,464,316)
Class L Shares:
Shares sold	1,850,478	$50,696,220	90,949	$2,178,367
Reinvested dividends and distributions	442,290	11,141,295	160,131	3,678,219
Shares repurchased	(1,414,800)	(32,857,893)	(327,799)	(7,721,303)
Net Increase/(Decrease)	877,968	$28,979,622	(76,719)	$(1,864,717)
Class N Shares:
Shares sold	2,796,412	$65,198,467	2,471,642	$57,284,041
Reinvested dividends and distributions	1,663,928	40,283,694	1,011,621	22,407,396
Shares repurchased	(5,228,819)	(120,599,748)	(7,289,174)	(168,199,043)
Net Increase/(Decrease)	(768,479)	$(15,117,587)	(3,805,911)	$(88,507,606)
Class R Shares:
Shares sold	218,917	$4,761,008	149,500	$3,322,086
Reinvested dividends and distributions	187,841	4,391,720	87,407	1,884,489
Shares repurchased	(215,323)	(4,929,381)	(356,601)	(7,906,646)
Net Increase/(Decrease)	191,435	$4,223,347	(119,694)	$(2,700,071)
Class S Shares:
Shares sold	163,590	$3,857,907	246,901	$5,503,286
Reinvested dividends and distributions	111,332	2,667,505	63,495	1,397,514
Shares repurchased	(393,042)	(8,787,053)	(424,498)	(9,862,331)
Net Increase/(Decrease)	(118,120)	$(2,261,641)	(114,102)	$(2,961,531)
Class T Shares:
Shares sold	712,353	$16,682,289	622,099	$14,579,801
Reinvested dividends and distributions	1,134,391	27,520,336	659,759	14,666,442
Shares repurchased	(3,124,786)	(72,755,960)	(2,949,557)	(68,224,862)
Net Increase/(Decrease)	(1,278,042)	$(28,553,335)	(1,667,699)	$(38,978,619)
6. Redemptions In-Kind
During the year ended June 30, 2025, the Fund distributed securities and cash as payment for redemptions of Class I shares. For financial reporting purposes, the Fund realized a net gain of $320,147,706 attributable to the redemptions in-kind. For tax purposes, no capital gain on the redemptions in-kind was recognized.
28 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes to Financial Statements
7. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$550,461,367	$843,771,887	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements
Janus Investment Fund | 29

Janus Henderson Small Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Small Cap Value Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
30 | June 30, 2025

Janus Henderson Small Cap Value Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	6%
Capital Gain Distributions	$191,339,222
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 31

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
32 | June 30, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 33

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
34 | June 30, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 35

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
36 | June 30, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 37

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
38 | June 30, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 39

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
40 | June 30, 2025

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 41

Janus Henderson Small Cap Value Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
42 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes
Janus Investment Fund | 43

Janus Henderson Small Cap Value Fund
Notes
44 | June 30, 2025

Janus Henderson Small Cap Value Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93034 08-25

ANNUAL FINANCIAL STATEMENTS

June 30, 2025
Janus Henderson Small-Mid Cap Value Fund
Janus Investment Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.4%
Aerospace & Defense – 3.2%
BWX Technologies Inc	19,166	$2,761,054
Banks – 9.8%
Business First Bancshares Inc	73,305	1,806,968
Fulton Financial Corp	131,466	2,371,647
OFG Bancorp	48,472	2,074,601
Wintrust Financial Corp	16,658	2,065,259
		8,318,475
Building Products – 2.2%
Carlisle Cos Inc	5,035	1,880,069
Capital Markets – 5.7%
Lazard Inc	42,345	2,031,713
WisdomTree Investments Inc	241,327	2,777,673
		4,809,386
Chemicals – 3.4%
Innospec Inc	16,485	1,386,224
Quaker Chemical Corp	13,313	1,490,257
		2,876,481
Consumer Finance – 2.8%
Ally Financial Inc	61,041	2,377,547
Containers & Packaging – 4.2%
Ball Corp	36,023	2,020,530
Graphic Packaging Holding Co	74,703	1,573,992
		3,594,522
Electric Utilities – 2.4%
Alliant Energy Corp	34,105	2,062,329
Electronic Equipment, Instruments & Components – 9.1%
CDW Corp/DE	7,622	1,361,213
Fabrinet*	6,206	1,828,784
Littelfuse Inc	9,335	2,116,524
Vontier Corp	65,403	2,413,371
		7,719,892
Food & Staples Retailing – 2.6%
Casey's General Stores Inc	4,290	2,189,058
Food Products – 1.9%
Lamb Weston Holdings Inc	31,445	1,630,423
Health Care Equipment & Supplies – 2.4%
Globus Medical Inc*	19,589	1,156,143
Hologic Inc*	13,869	903,704
		2,059,847
Household Durables – 3.3%
Toll Brothers Inc	15,035	1,715,944
TopBuild Corp*	3,270	1,058,630
		2,774,574
Insurance – 7.5%
Axis Capital Holdings Ltd	23,238	2,412,569
Hartford Financial Services Group Inc	13,942	1,768,822
Selective Insurance Group Inc	25,195	2,183,147
		6,364,538
Life Sciences Tools & Services – 1.5%
ICON PLC*	8,998	1,308,759
Machinery – 4.0%
Helios Technologies Inc	45,816	1,528,880
Lincoln Electric Holdings Inc	9,075	1,881,429
		3,410,309
Marine – 3.2%
Kirby Corp*	23,881	2,708,344
Metals & Mining – 1.9%
Commercial Metals Co	32,960	1,612,074
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.8%
Magnolia Oil & Gas Corp	78,728	$1,769,806
Valero Energy Corp	10,588	1,423,239
		3,193,045
Professional Services – 1.8%
TransUnion	17,866	1,572,208
Real Estate Management & Development – 2.1%
Cushman & Wakefield PLC*	162,609	1,800,082
Retail Real Estate Investment Trusts (REITs) – 2.3%
Agree Realty Corp	27,087	1,978,976
Road & Rail – 3.0%
Landstar System Inc	7,915	1,100,344
Saia Inc*	5,375	1,472,696
		2,573,040
Semiconductor & Semiconductor Equipment – 1.9%
Teradyne Inc	17,758	1,596,799
Software – 1.9%
nCino Inc*	59,280	1,658,062
Specialized Real Estate Investment Trusts (REITs) – 2.4%
Lamar Advertising Co	16,915	2,052,804
Specialty Retail – 7.1%
Academy Sports & Outdoors Inc	36,508	1,635,924
Bath & Body Works Inc	73,121	2,190,705
Boot Barn Holdings Inc*	7,185	1,092,120
Burlington Stores Inc*	4,658	1,083,637
		6,002,386
Textiles, Apparel & Luxury Goods – 1.0%
Steven Madden Ltd	36,462	874,359
Total Common Stocks (cost $68,185,676)		83,759,442
Repurchase Agreements – 1.9%
ING Financial Markets LLC, Joint repurchase agreement, 4.3300%, dated 6/30/25, maturing 7/1/25 to be repurchased at $1,600,192 collateralized by $2,440,534 in U.S. Treasuries 1.3750% - 2.3750%, 11/15/40 - 2/15/42 with a value of $1,632,196 (cost $1,600,000)	$1,600,000	1,600,000
Total Investments (total cost $69,785,676) – 100.3%		85,359,442
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(238,925)
Net Assets – 100%		$85,120,517

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$84,050,683	98.5%
Ireland	1,308,759	1.5
Total	$85,359,442	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2025

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$1,600,000	$—	$(1,600,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Small-Mid Cap Value Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$83,759,442	$-	$-
Repurchase Agreements	-	1,600,000	-
Total Assets	$83,759,442	$1,600,000	$-
4  | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Statement of Assets and Liabilities
June 30, 2025

Assets:
Investments, at value (cost $68,185,676)	$83,759,442
Repurchase agreements, at value (cost $1,600,000)	1,600,000
Cash	93,733
Trustees' deferred compensation	2,438
Receivables:
Dividends	62,414
Fund shares sold	25,230
Interest	192
Other assets	266
Total Assets	85,543,715
Liabilities:
Payables:
Fund shares repurchased	270,353
Professional fees	62,808
Advisory fees	34,013
Transfer agent fees and expenses	8,762
Trustees' deferred compensation fees	2,438
12b-1 Distribution and shareholder servicing fees	1,143
Trustees' fees and expenses	447
Custodian fees	345
Affiliated fund administration fees payable	173
Accrued expenses and other payables	42,716
Total Liabilities	423,198
Commitments and contingent liabilities (Note 3)
Net Assets	$85,120,517
Net Assets Consist of:
Capital (par value and paid-in surplus)	$69,885,923
Total distributable earnings (loss)	15,234,594
Total Net Assets	$85,120,517
Net Assets - Class A Shares	$2,834,261
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	191,013
Net Asset Value Per Share(1)	$14.84
Maximum Offering Price Per Share(2)	$15.75
Net Assets - Class C Shares	$689,903
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,198
Net Asset Value Per Share(1)	$14.02
Net Assets - Class D Shares	$43,084,837
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,879,897
Net Asset Value Per Share	$14.96
Net Assets - Class I Shares	$7,071,733
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	467,308
Net Asset Value Per Share	$15.13
Net Assets - Class N Shares	$22,934,577
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,532,186
Net Asset Value Per Share	$14.97
Net Assets - Class S Shares	$195,106
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,259
Net Asset Value Per Share	$14.71
Net Assets - Class T Shares	$8,310,100
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	555,203
Net Asset Value Per Share	$14.97

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Small-Mid Cap Value Fund
Statement of Operations
For the year ended June 30, 2025

Investment Income:
Dividends	$1,553,185
Interest	88,049
Other income	236
Foreign tax withheld	(11,646)
Total Investment Income	1,629,824
Expenses:
Advisory fees	837,214
12b-1 Distribution and shareholder servicing fees:
Class A Shares	7,508
Class C Shares	5,529
Class S Shares	243
Transfer agent administrative fees and expenses:
Class D Shares	52,699
Class S Shares	513
Class T Shares	18,473
Transfer agent networking and omnibus fees:
Class A Shares	3,905
Class C Shares	534
Class I Shares	9,214
Other transfer agent fees and expenses:
Class A Shares	199
Class C Shares	38
Class D Shares	10,181
Class I Shares	373
Class N Shares	1,534
Class S Shares	13
Class T Shares	165
Registration fees	112,395
Professional fees	57,411
Non-affiliated fund administration fees	48,461
Shareholder reports expense	14,300
Custodian fees	12,871
Affiliated fund administration fees	3,086
Trustees' fees and expenses	1,785
Other expenses	50,872
Total Expenses	1,249,516
Less: Excess Expense Reimbursement and Waivers	(236,192)
Net Expenses	1,013,324
Net Investment Income/(Loss)	616,500
Net Realized Gain/(Loss) on Investments:
Investments	4,091,654
Total Net Realized Gain/(Loss) on Investments	4,091,654
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(4,696,406)
Total Change in Unrealized Net Appreciation/Depreciation	(4,696,406)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,748
See Notes to Financial Statements.
6  | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Statements of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Operations:
Net investment income/(loss)	$616,500	$880,848
Net realized gain/(loss) on investments	4,091,654	9,801,564
Change in unrealized net appreciation/depreciation	(4,696,406)	7,678,346
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,748	18,360,758
Dividends and Distributions to Shareholders:
Class A Shares	(225,953)	(17,876)
Class C Shares	(38,498)	(268)
Class D Shares	(3,671,846)	(360,330)
Class I Shares	(749,712)	(63,667)
Class N Shares	(2,384,269)	(471,693)
Class S Shares	(14,829)	(1,747)
Class T Shares	(544,438)	(48,513)
Net Decrease from Dividends and Distributions to Shareholders	(7,629,545)	(964,094)
Capital Share Transactions:
Class A Shares	218,038	3,585
Class C Shares	413,382	(59,675)
Class D Shares	1,764,520	(2,620,927)
Class I Shares	377,076	(704,308)
Class N Shares	(6,398,949)	(22,894,802)
Class S Shares	(3,653)	(58,413)
Class T Shares	1,655,397	(145,254)
Net Increase/(Decrease) from Capital Share Transactions	(1,974,189)	(26,479,794)
Net Increase/(Decrease) in Net Assets	(9,591,986)	(9,083,130)
Net Assets:
Beginning of period	94,712,503	103,795,633
End of period	$85,120,517	$94,712,503
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.89	$13.45	$11.72	$13.98	$10.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.08	0.08	0.06	0.10
Net realized and unrealized gain/(loss)	0.10	2.46	1.69	(1.93)	3.78
Total from Investment Operations	0.16	2.54	1.77	(1.87)	3.88
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.10)	(0.04)	(0.05)	(0.07)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.21)	(0.10)	(0.04)	(0.39)	(0.07)
Net Asset Value, End of Period	$14.84	$15.89	$13.45	$11.72	$13.98
Total Return*	0.18%	18.99%	15.09%	(13.78)%	38.27%
Net Assets, End of Period (in thousands)	$2,834	$2,877	$2,424	$2,387	$3,279
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.63%	1.37%	1.28%	1.28%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%	1.15%	1.07%	1.12%	1.07%
Ratio of Net Investment Income/(Loss)	0.36%	0.57%	0.62%	0.42%	0.81%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.14	$12.81	$11.22	$13.45	$9.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.01)	(0.02)	(0.04)	0.02
Net realized and unrealized gain/(loss)	0.09	2.35	1.61	(1.85)	3.63
Total from Investment Operations	0.04	2.34	1.59	(1.89)	3.65
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	—	—	—
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.16)	(0.01)	—	(0.34)	—
Net Asset Value, End of Period	$14.02	$15.14	$12.81	$11.22	$13.45
Total Return*	(0.57)%	18.28%	14.17%	(14.41)%	37.24%
Net Assets, End of Period (in thousands)	$690	$354	$354	$450	$515
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.79%	2.74%	2.72%	2.51%	2.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.03%	1.79%	1.84%	1.84%	1.81%
Ratio of Net Investment Income/(Loss)	(0.34)%	(0.07)%	(0.15)%	(0.33)%	0.14%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.01	$13.54	$11.81	$14.08	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.12	0.11	0.08	0.10
Net realized and unrealized gain/(loss)	0.10	2.48	1.69	(1.93)	3.83
Total from Investment Operations	0.20	2.60	1.80	(1.85)	3.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.13)	(0.07)	(0.08)	(0.09)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.25)	(0.13)	(0.07)	(0.42)	(0.09)
Net Asset Value, End of Period	$14.96	$16.01	$13.54	$11.81	$14.08
Total Return*	0.41%	19.34%	15.28%	(13.54)%	38.52%
Net Assets, End of Period (in thousands)	$43,085	$45,141	$40,871	$40,878	$66,854
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.30%	1.05%	0.94%	0.95%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	0.91%	0.83%	0.87%	0.89%
Ratio of Net Investment Income/(Loss)	0.62%	0.81%	0.86%	0.62%	0.78%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.18	$13.69	$11.93	$14.22	$10.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.12	0.11	0.09	0.13
Net realized and unrealized gain/(loss)	0.09	2.50	1.72	(1.96)	3.84
Total from Investment Operations	0.20	2.62	1.83	(1.87)	3.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.13)	(0.07)	(0.08)	(0.09)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.25)	(0.13)	(0.07)	(0.42)	(0.09)
Net Asset Value, End of Period	$15.13	$16.18	$13.69	$11.93	$14.22
Total Return*	0.44%	19.32%	15.40%	(13.56)%	38.58%
Net Assets, End of Period (in thousands)	$7,072	$7,545	$7,074	$8,309	$14,659
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.29%	1.01%	0.90%	0.91%	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	0.86%	0.79%	0.82%	0.89%
Ratio of Net Investment Income/(Loss)	0.65%	0.85%	0.88%	0.67%	1.02%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.01	$13.55	$11.81	$14.09	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.13	0.13	0.11	0.11
Net realized and unrealized gain/(loss)	0.11	2.48	1.70	(1.95)	3.84
Total from Investment Operations	0.23	2.61	1.83	(1.84)	3.95
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.15)	(0.09)	(0.10)	(0.10)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.27)	(0.15)	(0.09)	(0.44)	(0.10)
Net Asset Value, End of Period	$14.97	$16.01	$13.55	$11.81	$14.09
Total Return*	0.59%	19.42%	15.54%	(13.48)%	38.72%
Net Assets, End of Period (in thousands)	$22,935	$31,468	$46,653	$56,752	$70,581
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16%	0.88%	0.77%	0.80%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.77%	0.69%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	0.75%	0.93%	1.02%	0.79%	0.83%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.76	$13.34	$11.60	$13.84	$10.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.09	0.07	0.04	0.08
Net realized and unrealized gain/(loss)	0.09	2.43	1.67	(1.91)	3.75
Total from Investment Operations	0.16	2.52	1.74	(1.87)	3.83
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.10)	—	(0.03)	(0.05)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.21)	(0.10)	—	(0.37)	(0.05)
Net Asset Value, End of Period	$14.71	$15.76	$13.34	$11.60	$13.84
Total Return*	0.19%	19.04%	15.00%	(13.85)%	38.16%
Net Assets, End of Period (in thousands)	$195	$211	$229	$939	$1,136
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.98%	2.58%	1.84%	1.54%	1.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.24%	1.11%	1.13%	1.20%	1.23%
Ratio of Net Investment Income/(Loss)	0.43%	0.62%	0.51%	0.31%	0.68%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Small-Mid Cap Value Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended June 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.02	$13.55	$11.81	$14.07	$10.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.10	0.10	0.06	0.06
Net realized and unrealized gain/(loss)	0.10	2.48	1.69	(1.93)	3.86
Total from Investment Operations	0.18	2.58	1.79	(1.87)	3.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	(0.11)	(0.05)	(0.05)	(0.06)
Distributions (from capital gains)	(1.16)	—	—	(0.34)	—
Total Dividends and Distributions	(1.23)	(0.11)	(0.05)	(0.39)	(0.06)
Net Asset Value, End of Period	$14.97	$16.02	$13.55	$11.81	$14.07
Total Return*	0.30%	19.20%	15.18%	(13.67)%	38.50%
Net Assets, End of Period (in thousands)	$8,310	$7,115	$6,190	$7,416	$18,663
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.44%	1.17%	1.06%	1.07%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.02%	0.94%	0.99%	1.02%
Ratio of Net Investment Income/(Loss)	0.48%	0.70%	0.74%	0.46%	0.49%
Portfolio Turnover Rate	76%	63%	62%	80%	99%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Small-Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 35 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Janus Investment Fund | 15

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended June 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
16 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 17

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
18 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any
Janus Investment Fund | 19

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
performance adjustment (expressed as an annual rate) is 0.70%, and the Fund’s benchmark index used in the calculation is the Russell 2500TM Value Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended June 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.86%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.74% for at least a one-year period commencing on October 28, 2024. The previous expense limit (for a one-year period commencing October 27, 2023) was 0.82%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $515,341 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended June 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
20 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended June 30, 2025, the Distributor retained upfront sales charges of $1,328.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no
CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended June 30, 2025.
Janus Investment Fund | 21

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, redeeming shareholders of Class C Shares paid
CDSCs of $4.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of June 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended June 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the Trustees under the Deferred
Plan during the year ended June 30, 2025.
As of June 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the
Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	5	1
Class S Shares	53	- *
Class T Shares	-	-

*Less than 0.50%
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended June 30, 2025, the Fund engaged in cross trades amounting to $718,579 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer post-October losses. These losses will be deferred for tax purposes and recognized
22 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$-	$-	$(129,576)	$(2,438)	$15,366,608
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$69,992,834	$18,388,425	$(3,021,817)	$15,366,608
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended June 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$2,591,091	$5,038,454	$-	$-

For the year ended June 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$964,094	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 23

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended June 30, 2025		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	35,445	$573,916	16,859	$240,911
Reinvested dividends and distributions	13,579	225,953	1,307	17,876
Shares repurchased	(39,077)	(581,831)	(17,377)	(255,202)
Net Increase/(Decrease)	9,947	$218,038	789	$3,585
Class C Shares:
Shares sold	30,451	$470,889	2,038	$27,684
Reinvested dividends and distributions	2,438	38,498	20	268
Shares repurchased	(7,079)	(96,005)	(6,287)	(87,627)
Net Increase/(Decrease)	25,810	$413,382	(4,229)	$(59,675)
Class D Shares:
Shares sold	992,004	$16,428,080	346,180	$5,071,849
Reinvested dividends and distributions	214,097	3,586,126	25,232	347,189
Shares repurchased	(1,146,077)	(18,249,686)	(569,146)	(8,039,965)
Net Increase/(Decrease)	60,024	$1,764,520	(197,734)	$(2,620,927)
Class I Shares:
Shares sold	251,599	$4,293,206	38,819	$586,259
Reinvested dividends and distributions	44,257	749,712	4,580	63,667
Shares repurchased	(294,851)	(4,665,842)	(93,882)	(1,354,234)
Net Increase/(Decrease)	1,005	$377,076	(50,483)	$(704,308)
Class N Shares:
Shares sold	195,331	$3,119,005	281,067	$4,112,470
Reinvested dividends and distributions	142,344	2,384,269	34,280	471,693
Shares repurchased	(770,447)	(11,902,223)	(1,792,831)	(27,478,965)
Net Increase/(Decrease)	(432,772)	$(6,398,949)	(1,477,484)	$(22,894,802)
Class S Shares:
Shares sold	416	$6,747	16	$224
Reinvested dividends and distributions	899	14,829	129	1,747
Shares repurchased	(1,467)	(25,229)	(3,902)	(60,384)
Net Increase/(Decrease)	(152)	$(3,653)	(3,757)	$(58,413)
Class T Shares:
Shares sold	207,798	$3,164,180	53,442	$770,992
Reinvested dividends and distributions	32,465	544,438	3,523	48,513
Shares repurchased	(129,326)	(2,053,221)	(69,493)	(964,759)
Net Increase/(Decrease)	110,937	$1,655,397	(12,528)	$(145,254)
6. Purchases and Sales of Investment Securities
For the year ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$72,100,310	$81,229,691	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
24 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes to Financial Statements
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 25

Janus Henderson Small-Mid Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Small-Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Small-Mid Cap Value Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
August 21, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
26 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended June 30, 2025:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$5,038,454
Dividends Received Deduction Percentage	26%
Qualified Dividend Income Percentage	25%
Janus Investment Fund | 27

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
28 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 29

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
30 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 31

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
32 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 33

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 35

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
36 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 37

Janus Henderson Small-Mid Cap Value Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
38 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes
Janus Investment Fund | 39

Janus Henderson Small-Mid Cap Value Fund
Notes
40 | June 30, 2025

Janus Henderson Small-Mid Cap Value Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93033 08-25

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.